UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:          811-04852

Victory Portfolios

(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio                  44144

(Address of principal executive offices)                                  (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: June 30

Date of reporting period: December 31, 2022

Item 1. Reports to Stockholders.

December 31, 2022 Semi Annual Report Victory Integrity Discovery Fund Victory Integrity Mid-Cap Value Fund Victory Integrity Small-Cap Value Fund Victory Integrity Small/Mid-Cap Value Fund Victory Munder Multi-Cap Fund Victory S&P 500 Index Fund Victory Munder Mid-Cap Core Growth Fund Victory Trivalent International Fund-Core Equity Victory Trivalent International Small-Cap Fund Victory INCORE Total Return Bond Fund

vcm.com News, Information And Education 24 Hours A Day, 7 Days A Week The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes: • Detailed performance records • Daily share prices • The latest fund news • Investment resources to help you become a better investor • A section dedicated to investment professionals Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

TABLE OF CONTENTS Victory Portfolios 1 Investment Objectives and Portfolio Holdings 3 Schedules of Portfolio Investments Victory Integrity Discovery Fund 13 Victory Integrity Mid-Cap Value Fund 16 Victory Integrity Small-Cap Value Fund 19 Victory Integrity Small/Mid-Cap Value Fund 22 Victory Munder Multi-Cap Fund 25 Victory S&P 500 Index Fund 28 Victory Munder Mid-Cap Core Growth Fund 37 Victory Trivalent International Fund — Core Equity 39 Victory Trivalent International Small-Cap Fund 50 Victory INCORE Total Return Bond Fund 59 Financial Statements Statements of Assets and Liabilities 67 Statements of Operations 71 Statements of Changes in Net Assets 75 Financial Highlights 88 Notes to Financial Statements 113 Supplemental Information 126 Proxy Voting and Portfolio Holdings Information 126 Expense Examples 126 Advisory Contract Approval 128 Privacy Policy (inside back cover)

2 Call Victory at: 800-539-FUND (800-539-3863) 800-235-8396 for Member Class Visit our website at: vcm.com IRA DISTRIBUTION WITHHOLDING DISCLOSURE We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent. If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution. For more specific information, please consult your tax adviser. The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds. For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money. The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results. • NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

3 Victory Portfolios Victory Integrity Discovery Fund December 31, 2022 Investment Objective and Portfolio Holdings: (Unaudited) The Fund seeks to provide capital appreciation. Top 10 Holdings*: December 31, 2022 (% of Net Assets) Modine Manufacturing Co. 1.3% Premier Financial Corp. 1.2% The First Bancshares, Inc. 1.2% Comtech Telecommunications Corp. 1.1% Collegium Pharmaceutical, Inc. 1.1% Kimball Electronics, Inc. 1.1% Cowen, Inc., Class A 1.1% First Mid Bancshares, Inc. 1.1% PDF Solutions, Inc. 1.1% Harmonic, Inc. 1.1% Sector Allocation*: December 31, 2022 (% of Net Assets) Financials 30.2% Industrials 16.5% Communication Services 2.6% Real Estate 5.0% Energy 5.3% Materials 5.5% Health Care 7.2% Consumer Discretionary 12.0% Information Technology 12.7% * Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned. Percentages are of the net assets of the Fund and may not equal 100%. Refer to the Schedule of Portfolio Investments for a complete list of securities.

4 Victory Portfolios Victory Integrity Mid-Cap Value Fund December 31, 2022 Investment Objective and Portfolio Holdings: (Unaudited) The Fund seeks to provide capital appreciation. Top 10 Holdings*: December 31, 2022 (% of Net Assets) Realty Income Corp. 1.4% Motorola Solutions, Inc. 1.4% Fifth Third Bancorp 1.4% Welltower, Inc. 1.4% VICI Properties, Inc. 1.2% State Street Corp. 1.2% Parker-Hannifin Corp. 1.2% Huntington Bancshares, Inc. 1.2% Arthur J. Gallagher & Co. 1.1% Essex Property Trust, Inc. 1.1% Sector Allocation*: December 31, 2022 (% of Net Assets) Industrials 18.2% Financials 15.2% Consumer Discretionary 10.7% Communication Services 2.4% Consumer Staples 4.8% Energy 5.2% Health Care 7.4% Utilities 8.0% Materials 8.0% Real Estate 8.3% Information Technology 10.2% * Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned. Percentages are of the net assets of the Fund and may not equal 100%. Refer to the Schedule of Portfolio Investments for a complete list of securities.

5 Victory Portfolios Victory Integrity Small-Cap Value Fund December 31, 2022 Investment Objective and Portfolio Holdings: (Unaudited) The Fund seeks to provide long-term capital growth. Top 10 Holdings*: December 31, 2022 (% of Net Assets) SouthState Corp. 1.3% Valley National Bancorp 1.3% United Community Banks, Inc. 1.2% Synovus Financial Corp. 1.2% Ameris Bancorp 1.1% Meritage Homes Corp. 1.1% STAG Industrial, Inc. 1.0% Cactus, Inc., Class A 1.0% Pacific Premier Bancorp, Inc. 1.0% First Merchants Corp. 1.0% Sector Allocation*: December 31, 2022 (% of Net Assets) Financials 24.0% Industrials 18.4% Communication Services 2.0% Consumer Staples 3.2% Utilities 4.3% Materials 4.5% Energy 5.8% Information Technology 7.4% Health Care 7.9% Real Estate 9.3% Consumer Discretionary 11.8% * Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned. Percentages are of the net assets of the Fund and may not equal 100%. Refer to the Schedule of Portfolio Investments for a complete list of securities.

6 Victory Portfolios Victory Integrity Small/Mid-Cap Value Fund December 31, 2022 Investment Objective and Portfolio Holdings: (Unaudited) The Fund seeks to provide capital appreciation. Top 10 Holdings*: December 31, 2022 (% of Net Assets) Synovus Financial Corp. 1.3% First Industrial Realty Trust, Inc. 1.2% Prosperity Bancshares, Inc. 1.2% Flex Ltd. 1.1% Federal Realty Investment Trust 1.0% Apartment Income REIT Corp. 1.0% SouthState Corp. 1.0% Juniper Networks, Inc. 1.0% Ralph Lauren Corp. 1.0% PulteGroup, Inc. 1.0% Sector Allocation*: December 31, 2022 (% of Net Assets) Industrials 20.7% Financials 17.9% Communication Services 2.0% Utilities 3.2% Consumer Staples 3.8% Energy 4.6% Materials 6.1% Health Care 7.4% Real Estate 8.3% Information Technology 10.4% Consumer Discretionary 12.6% * Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned. Percentages are of the net assets of the Fund and may not equal 100%. Refer to the Schedule of Portfolio Investments for a complete list of securities.

7 Victory Portfolios Victory Munder Multi-Cap Fund December 31, 2022 Investment Objective and Portfolio Holdings: (Unaudited) The Fund seeks to provide long-term capital appreciation. Top 10 Holdings*: December 31, 2022 (% of Net Assets) Microsoft Corp. 4.1% Apple, Inc. 3.9% Alphabet, Inc., Class A 2.8% UnitedHealth Group, Inc. 2.1% Broadcom, Inc. 2.1% Chevron Corp. 1.8% Chubb Ltd. 1.8% iShares Russell 3000 ETF 1.8% Elevance Health, Inc. 1.7% Cigna Corp. 1.7% Sector Allocation*: December 31, 2022 (% of Net Assets) Information Technology 23.7% Financials 17.0% Real Estate 1.5% Materials 1.8% Exchange-Traded Funds 1.8% Communication Services 5.9% Consumer Staples 7.5% Energy 8.0% Industrials 9.1% Consumer Discretionary 9.1% Health Care 14.3% * Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned. Percentages are of the net assets of the Fund and may not equal 100%. Refer to the Schedule of Portfolio Investments for a complete list of securities.

8 Victory Portfolios Victory S&P 500 Index Fund December 31, 2022 Investment Objective and Portfolio Holdings: (Unaudited) The Fund seeks to provide performance and income that is comparable to the S&P 500® Index. Top 10 Holdings*: December 31, 2022 (% of Net Assets) Apple, Inc. 6.0% Microsoft Corp. 5.5% Amazon.com, Inc. 2.3% Berkshire Hathaway, Inc., Class B 1.7% Alphabet, Inc., Class A 1.6% UnitedHealth Group, Inc. 1.5% Alphabet, Inc., Class C 1.5% Johnson & Johnson 1.4% Exxon Mobil Corp. 1.4% JPMorgan Chase & Co. 1.2% Sector Allocation*: December 31, 2022 (% of Net Assets) Information Technology 25.4% Health Care 15.7% Real Estate 2.7% Materials 2.7% Utilities 3.2% Energy 5.2% Consumer Staples 7.1% Communication Services 7.2% Industrials 8.6% Consumer Discretionary 9.7% Financials 11.5% * Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned. Percentages are of the net assets of the Fund and may not equal 100%. Refer to the Schedule of Portfolio Investments for a complete list of securities.

9 Victory Portfolios Victory Munder Mid-Cap Core Growth Fund December 31, 2022 Investment Objective and Portfolio Holdings: (Unaudited) The Fund seeks to provide long-term capital appreciation. Top 10 Holdings*: December 31, 2022 (% of Net Assets) W.R. Berkley Corp. 2.3% Synopsys, Inc. 2.2% Fair Isaac Corp. 2.2% Agilent Technologies, Inc. 2.2% CDW Corp. 2.2% Avery Dennison Corp. 2.1% FMC Corp. 2.1% Sempra Energy 2.0% Halozyme Therapeutics, Inc. 2.0% Cheniere Energy, Inc. 1.9% Sector Allocation*: December 31, 2022 (% of Net Assets) Industrials 17.3% Information Technology 17.2% Health Care 14.1% Communication Services 2.3% Consumer Staples 4.0% Utilities 4.2% Real Estate 4.7% Energy 5.2% Materials 5.6% Financials 10.7% Consumer Discretionary 14.0% * Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned. Percentages are of the net assets of the Fund and may not equal 100%. Refer to the Schedule of Portfolio Investments for a complete list of securities.

10 Victory Portfolios Victory Trivalent International Fund — Core Equity December 31, 2022 Investment Objective and Portfolio Holdings: (Unaudited) The Fund seeks to provide long-term growth of capital. Top 10 Holdings*: December 31, 2022 (% of Net Assets) Novo Nordisk A/S, Class B 1.7% LVMH Moet Hennessy Louis Vuitton SE 1.6% Taiwan Semiconductor Manufacturing Co. Ltd. 1.5% AstraZeneca PLC 1.4% Novartis AG, Registered Shares 1.3% Nestle SA, Registered Shares 1.1% Stellantis NV 0.9% Deutsche Telekom AG 0.9% Alibaba Group Holding Ltd. 0.9% Cie Financiere Richemont SA, Registered Shares 0.9% Sector Allocation*: December 31, 2022 (% of Net Assets) Financials 20.7% Industrials 11.7% Health Care 10.5% Exchange-Traded Funds 1.6% Real Estate 2.5% Utilities 3.9% Communication Services 5.6% Energy 6.5% Materials 8.0% Consumer Staples 8.0% Information Technology 10.3% Consumer Discretionary 10.4% * Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned. Percentages are of the net assets of the Fund and may not equal 100%. Refer to the Schedule of Portfolio Investments for a complete list of securities.

11 Victory Portfolios Victory Trivalent International Small-Cap Fund December 31, 2022 Investment Objective and Portfolio Holdings: (Unaudited) The Fund seeks to provide long-term growth of capital. Top 10 Holdings*: December 31, 2022 (% of Net Assets) Bank of Ireland Group PLC 1.2% BRP, Inc. 1.0% Eiffage SA 0.9% Internet Initiative Japan, Inc. 0.9% ASR Nederland NV 0.8% Shinko Electric Industries Co. Ltd. 0.8% Bankinter SA 0.8% Finning International, Inc. 0.8% PSP Swiss Property AG, Registered Shares 0.8% Perion Network Ltd. 0.8% Sector Allocation*: December 31, 2022 (% of Net Assets) Industrials 21.3% Information Technology 11.6% Consumer Discretionary 11.5% Exchange-Traded Funds 0.1% Utilities 2.9% Consumer Staples 3.7% Energy 4.5% Communication Services 4.9% Health Care 8.3% Real Estate 8.8% Materials 10.4% Financials 11.2% * Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned. Percentages are of the net assets of the Fund and may not equal 100%. Refer to the Schedule of Portfolio Investments for a complete list of securities.

12 Victory Portfolios Victory INCORE Total Return Bond Fund December 31, 2022 Investment Objective and Portfolio Holdings: (Unaudited) The Fund seeks to provide a high level of current income. Its secondary objective is capital appreciation. Asset Allocation*: December 31, 2022 (% of Net Assets) Corporate Bonds 32.7% U.S. Government Mortgage-Backed Agencies 25.5% Residential Mortgage-Backed Securities 0.1% Convertible Preferred Stocks 2.0% Asset-Backed Securities 4.1% Yankee Dollars 5.7% Convertible Corporate Bonds 6.3% Collateralized Mortgage Obligations 10.0% U.S. Treasury Obligations 10.4% * Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned. Percentages are of the net assets of the Fund and may not equal 100%. Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios
Victory Integrity Discovery Fund

Schedule of Portfolio Investments
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description	Shares	Value
Common Stocks (97.0%)		
Banks (22.7%):		
Business First Bancshares, Inc.	28,000	$ 620
Central Pacific Financial Corp.	16,900	343
Civista Bancshares, Inc.	24,000	528
ConnectOne Bancorp, Inc.	28,100	680
Dime Community Bancshares, Inc.	20,400	649
Financial Institutions, Inc.	23,100	563
First Foundation, Inc.	36,500	523
First Internet Bancorp	19,700	478
First Mid Bancshares, Inc.	21,970	705
German American Bancorp, Inc.	17,200	642
HarborOne Bancorp, Inc.	45,500	632
Heritage Commerce Corp.	43,200	562
HomeStreet, Inc.	18,200	502
Hometrust Bancshares, Inc.	20,600	498
Independent Bank Corp.	25,000	598
Mercantile Bank Corp.	17,700	593
Origin Bancorp, Inc.	18,000	661
Peoples Bancorp, Inc.	21,900	619
Premier Financial Corp.	28,150	759
Primis Financial Corp.	41,500	492
QCR Holdings, Inc.	13,300	660
SmartFinancial, Inc.	11,100	305
The First Bancshares, Inc.	23,700	759
Univest Financial Corp.	25,500	666
Washington Trust Bancorp, Inc.	11,200	528
		14,565
Capital Markets (1.9%):		
Cowen, Inc., Class A	18,300	707
Diamond Hill Investment Group, Inc.	2,700	499
		1,206
Communication Services (2.6%):		
Clear Channel Outdoor Holdings, Inc. (a)	428,000	450
Emerald Holding, Inc. (a)(b)	87,000	308
The E.W. Scripps Co. Class A, Class A (a)	25,107	331
The Marcus Corp.	42,400	610
		1,699
Consumer Discretionary (12.0%):		
BJ's Restaurants, Inc. (a)	16,700	440
Chico's FAS, Inc. (a)	97,000	477
Chuy's Holdings, Inc. (a)	18,950	536
Express, Inc. (a)(b)	147,000	150
Funko, Inc., Class A (a)	17,801	194
Genesco, Inc. (a)	12,400	571
Green Brick Partners, Inc. (a)	17,500	424
Inspired Entertainment, Inc. (a)	37,000	469
Lindblad Expeditions Holdings, Inc. (a)	44,700	344
Malibu Boats, Inc., Class A (a)	6,000	320
Modine Manufacturing Co. (a)	41,445	823
Motorcar Parts of America, Inc. (a)	37,200	441
Noodles & Co. (a)	75,000	412
OneWater Marine, Inc. (a)	10,500	300
Potbelly Corp. (a)	65,500	365
Shoe Carnival, Inc.	19,100	457
The Children's Place, Inc. (a)	6,700	244
Universal Electronics, Inc. (a)	18,000	375
Zumiez, Inc. (a)	16,600	361
		7,703
Consumer Finance (1.0%):		
EZCORP, Inc., Class A (a)	82,000	668

See notes to financial statements.
13

Victory Portfolios
Victory Integrity Discovery Fund

Schedule of Portfolio Investments *— continued*
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description	Shares	Value
Energy (5.3%):		
Berry Corp.	72,100	$ 577
Diamond Offshore Drilling, Inc. (a)	38,800	403
International Seaways, Inc.	11,000	407
ProPetro Holding Corp. (a)	36,700	381
Solaris Oilfield Infrastructure, Inc., Class A	44,500	442
Talos Energy, Inc. (a)	31,900	602
Tidewater, Inc. (a)	15,300	564
		3,376
Health Care (7.2%):		
AngioDynamics, Inc. (a)	47,000	647
Artivion, Inc. (a)	37,500	454
Brookdale Senior Living, Inc. (a)	111,800	305
Collegium Pharmaceutical, Inc. (a)	31,380	728
Community Health Systems, Inc.	118,000	510
Cross Country Healthcare, Inc. (a)	13,952	371
HealthStream, Inc. (a)	25,000	621
RadNet, Inc. (a)	36,100	680
Zimvie, Inc. (a)	31,000	290
		4,606
Industrials (16.5%):		
BlueLinx Holdings, Inc. (a)	4,800	341
CIRCOR International, Inc. (a)	25,300	606
Columbus McKinnon Corp.	20,700	672
Covenant Logistics Group, Inc., Class A	19,600	678
CRA International, Inc.	3,950	484
Ducommun, Inc. (a)	12,700	635
DXP Enterprises, Inc. (a)	19,900	548
Eagle Bulk Shipping, Inc.	12,170	608
Great Lakes Dredge & Dock Corp. (a)	61,900	368
Hawaiian Holdings, Inc. (a)	30,250	310
Heritage-Crystal Clean, Inc. (a)	20,200	656
Interface, Inc.	44,800	442
Kelly Services, Inc., Class A	35,600	602
Kimball International, Inc., Class B	61,345	399
Matrix Service Co. (a)	38,000	236
NN, Inc. (a)(b)	84,000	126
Park Aerospace Corp.	40,800	547
Park-Ohio Holdings Corp.	20,100	246
SP Plus Corp. (a)	13,400	465
Titan Machinery, Inc. (a)	16,500	656
VSE Corp.	12,300	577
Willdan Group, Inc. (a)	19,859	354
		10,556
Information Technology (12.7%):		
American Software, Inc., Class A	34,772	510
Benchmark Electronics, Inc.	16,200	432
Comtech Telecommunications Corp.	60,157	730
Digi International, Inc. (a)	16,876	617
Harmonic, Inc. (a)	52,000	681
I3 Verticals, Inc., Class A (a)	16,450	400
Ichor Holdings Ltd. (a)	21,430	575
Impinj, Inc. (a)	2,855	312
Infinera Corp. (a)	79,330	535
Kimball Electronics, Inc. (a)	31,500	712
Lantronix, Inc. (a)	94,451	408
PDF Solutions, Inc. (a)	24,400	696
ScanSource, Inc. (a)	19,300	564
Veeco Instruments, Inc. (a)	21,550	400
Vishay Precision Group, Inc. (a)	15,600	603
		8,175
Insurance (0.9%):		
HCI Group, Inc.	11,500	455

See notes to financial statements.
14

Victory Portfolios
Victory Integrity Discovery Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description	Shares		Value
Heritage Insurance Holdings, Inc.	63,000	$	114
			569
Materials (5.5%):			
AdvanSix, Inc.	17,650		671
Clearwater Paper Corp. (a)	15,500		586
Haynes International, Inc.	8,370		383
Koppers Holdings, Inc.	21,200		598
Schnitzer Steel Industries, Inc.	20,600		631
SunCoke Energy, Inc.	78,000		673
			3,542
Mortgage Real Estate Investment Trusts (REITs) (1.9%):			
Ares Commercial Real Estate Corp.	48,700		501
Dynex Capital, Inc.	47,000		598
Western Asset Mortgage Capital Corp.	14,400		131
			1,230
Real Estate (5.0%):			
City Office REIT, Inc.	52,000		436
Global Medical REIT, Inc.	63,500		602
NETSTREIT Corp.	34,800		638
NexPoint Residential Trust, Inc.	8,497		370
Plymouth Industrial REIT, Inc.	33,500		642
Urstadt Biddle Properties, Inc., Class A	27,500		521
			3,209
Thrifts & Mortgage Finance (1.8%):			
Bridgewater Bancshares, Inc. (a)	34,000		603
Southern Missouri Bancorp, Inc.	11,850		543
			1,146
Total Common Stocks (Cost $56,685)			62,250
Collateral for Securities Loaned (0.5%)^			
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.14% (c)	79,363		80
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.13% (c)	79,363		79
Invesco Government & Agency Portfolio, Institutional Shares, 4.22% (c)	79,363		79
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.08% (c).	79,363		79
Total Collateral for Securities Loaned (Cost $317)			317
Total Investments (Cost $57,002) — 97.5%			62,567
Other assets in excess of liabilities — 2.5%			1,614
NET ASSETS - 100.00%		$	64,181

^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on December 31, 2022.

REIT—Real Estate Investment Trust

See notes to financial statements.
15

Victory Portfolios
Victory Integrity Mid-Cap Value Fund

Schedule of Portfolio Investments
December 31, 2022

(Amounts in Thousands, Except for Shares)

(Unaudited)

Security Description	Shares		Value
Common Stocks (98.4%)			
Communication Services (2.4%):			
Liberty Media Corp.-Liberty Formula One, Class C (a)	31,980	$	1,912
Lions Gate Entertainment Corp., Class B (a)	165,600		899
Nexstar Media Group, Inc.	12,199		2,135
Take-Two Interactive Software, Inc. (a)	20,497		2,135
			7,081
Consumer Discretionary (10.7%):			
Aptiv PLC (a)	23,035		2,145
Aramark	58,065		2,400
Brunswick Corp.	24,500		1,766
Caesars Entertainment, Inc. (a)	41,100		1,710
D.R. Horton, Inc.	30,763		2,742
Dollar Tree, Inc. (a)	16,458		2,328
Foot Locker, Inc.	51,900		1,961
Norwegian Cruise Line Holdings Ltd. (a)(b)	124,122		1,519
Ralph Lauren Corp.	27,589		2,915
Ross Stores, Inc.	25,123		2,916
Tapestry, Inc.	79,038		3,010
Travel + Leisure Co.	44,000		1,602
Victoria's Secret & Co. (a)	45,049		1,612
Yum! Brands, Inc.	23,341		2,990
			31,616
Consumer Staples (4.8%):			
Archer-Daniels-Midland Co.	21,933		2,037
BJ's Wholesale Club Holdings, Inc. (a)	31,236		2,067
Coty, Inc., Class A (a)	320,364		2,742
Lamb Weston Holdings, Inc.	26,972		2,410
Molson Coors Beverage Co., Class B	50,824		2,618
Performance Food Group Co. (a)	38,079		2,223
			14,097
Energy (5.2%):			
Antero Resources Corp. (a)	60,828		1,885
Cheniere Energy, Inc.	15,842		2,376
Devon Energy Corp.	39,527		2,431
Diamondback Energy, Inc.	17,916		2,451
Halliburton Co.	83,282		3,277
Hess Corp.	19,965		2,831
			15,251
Financials (15.2%):			
American Financial Group, Inc.	19,619		2,693
Arch Capital Group Ltd. (a)	38,683		2,429
Arthur J. Gallagher & Co.	17,768		3,350
Artisan Partners Asset Management, Inc., Class A	69,534		2,065
Fifth Third Bancorp	126,594		4,154
First Republic Bank	18,183		2,216
Huntington Bancshares, Inc.	242,319		3,417
M&T Bank Corp.	17,800		2,582
Northern Trust Corp.	29,260		2,589
Regions Financial Corp.	129,331		2,788
Reinsurance Group of America, Inc.	21,447		3,048
State Street Corp.	46,500		3,607
The Allstate Corp.	17,809		2,415
The Hartford Financial Services Group, Inc.	34,803		2,639
Unum Group	65,415		2,684
Western Alliance Bancorp	39,798		2,370
			45,046
Health Care (7.4%):			
Centene Corp. (a)	25,584		2,098
Elanco Animal Health, Inc. (a)	151,085		1,846
Encompass Health Corp.	45,647		2,730
Jazz Pharmaceuticals PLC (a)	16,351		2,605
Laboratory Corp. of America Holdings	9,000		2,119
Organon & Co.	79,653		2,225

See notes to financial statements.
16

Victory Portfolios
Victory Integrity Mid-Cap Value Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description	Shares		Value
Perrigo Co. PLC	54,916	$	1,872
STERIS PLC	12,417		2,293
Tenet Healthcare Corp. (a)	38,053		1,857
Zimmer Biomet Holdings, Inc.	18,262		2,329
			21,974
Industrials (18.2%):			
Builders FirstSource, Inc. (a)	28,500		1,849
BWX Technologies, Inc.	40,819		2,371
Copart, Inc. (a)	42,966		2,616
Crane Holdings Co.	19,539		1,963
Cummins, Inc.	13,210		3,201
Curtiss-Wright Corp.	12,728		2,125
Delta Air Lines, Inc. (a)	80,550		2,647
Dover Corp.	23,640		3,201
Howmet Aerospace, Inc.	64,977		2,561
Huntington Ingalls Industries, Inc.	7,670		1,769
ITT, Inc.	31,970		2,593
KBR, Inc.	43,341		2,288
Knight-Swift Transportation Holdings, Inc.	44,284		2,321
Old Dominion Freight Line, Inc.	10,085		2,862
Oshkosh Corp.	29,563		2,607
Parker-Hannifin Corp.	12,205		3,552
Pentair PLC	48,169		2,167
Republic Services, Inc.	20,043		2,585
Rockwell Automation, Inc.	9,100		2,344
The Timken Co.	20,536		1,451
WESCO International, Inc. (a)	15,830		1,982
Westinghouse Air Brake Technologies Corp.	26,136		2,608
			53,663
Information Technology (10.2%):			
Ciena Corp. (a)	51,432		2,622
DXC Technology Co. (a)	93,000		2,464
Flex Ltd. (a)	146,815		3,151
Global Payments, Inc.	32,304		3,208
Jabil, Inc.	34,836		2,376
Juniper Networks, Inc.	87,800		2,806
MKS Instruments, Inc.	25,086		2,126
Motorola Solutions, Inc.	16,443		4,237
ON Semiconductor Corp. (a)	24,000		1,497
Skyworks Solutions, Inc.	18,986		1,730
Verint Systems, Inc. (a)	51,041		1,852
Western Digital Corp. (a)	70,647		2,229
			30,298
Materials (8.0%):			
Ashland, Inc.	23,000		2,473
Avery Dennison Corp.	12,580		2,277
Berry Global Group, Inc.	46,463		2,808
Corteva, Inc.	42,677		2,508
DuPont de Nemours, Inc.	43,800		3,006
Olin Corp.	49,643		2,628
Packaging Corp.	14,870		1,902
Reliance Steel & Aluminum Co.	10,457		2,117
Steel Dynamics, Inc.	16,077		1,571
Westlake Corp.	21,806		2,236
			23,526
Real Estate (8.3%):			
Apartment Income REIT Corp.	78,339		2,688
Essex Property Trust, Inc.	15,488		3,282
Federal Realty Investment Trust	25,504		2,577
Host Hotels & Resorts, Inc.	159,046		2,553
Realty Income Corp.	68,000		4,313
VICI Properties, Inc.	114,488		3,710
Welltower, Inc.	61,364		4,022

See notes to financial statements.
17

Victory Portfolios
Victory Integrity Mid-Cap Value Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description	Shares		Value
Weyerhaeuser Co.	46,189	$	1,432
			24,577
Utilities (8.0%):			
CenterPoint Energy, Inc.	99,438		2,982
Constellation Energy Corp.	36,003		3,104
DTE Energy Co.	20,473		2,406
Evergy, Inc.	40,605		2,555
FirstEnergy Corp.	45,835		1,922
PPL Corp.	84,000		2,455
UGI Corp.	71,654		2,656
Vistra Corp.	108,278		2,512
Xcel Energy, Inc.	42,900		3,008
			23,600
Total Common Stocks (Cost $268,734)			290,729
Collateral for Securities Loaned (0.5%)^			
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.14% (c)	391,425		392
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.13% (c)	391,425		391
Invesco Government & Agency Portfolio, Institutional Shares, 4.22% (c)	391,425		392
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.08% (c)	391,425		391
Total Collateral for Securities Loaned (Cost $1,568)			1,566
Total Investments (Cost $270,302) — 98.9%			292,295
Other assets in excess of liabilities — 1.1%			3,370
NET ASSETS - 100.00%		$	295,665

^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on December 31, 2022.

PLC—Public Limited Company
REIT—Real Estate Investment Trust

See notes to financial statements.
18

Victory Portfolios
Victory Integrity Small-Cap Value Fund

Schedule of Portfolio Investments
December 31, 2022

(Amounts in Thousands, Except for Shares)

(Unaudited)

Security Description	Shares		Value
Common Stocks (98.6%)			
Communication Services (2.0%):			
Cinemark Holdings, Inc. (a)	646,778	$	5,601
Gray Television, Inc.	586,000		6,557
Lions Gate Entertainment Corp., Class B (a)	805,869		4,376
Magnite, Inc. (a)	668,700		7,082
The Marcus Corp.	373,000		5,367
			28,983
Consumer Discretionary (11.8%):			
Asbury Automotive Group, Inc. (a)	62,000		11,114
Bloomin' Brands, Inc.	584,169		11,753
Brinker International, Inc. (a)	249,124		7,950
Brunswick Corp.	95,133		6,857
Century Communities, Inc.	162,000		8,102
Crocs, Inc. (a)	84,900		9,206
Dave & Buster's Entertainment, Inc. (a)	181,000		6,415
Foot Locker, Inc.	300,800		11,367
Light & Wonder, Inc. (a)	181,200		10,618
Macy's, Inc.	483,700		9,988
Marriott Vacations Worldwide Corp.	76,046		10,235
Meritage Homes Corp. (a)	172,800		15,932
PVH Corp.	164,200		11,591
Signet Jewelers Ltd.	177,300		12,056
Steven Madden Ltd.	293,300		9,374
Victoria's Secret & Co. (a)	226,000		8,086
Visteon Corp. (a)	102,405		13,398
			174,042
Consumer Staples (3.2%):			
Coty, Inc., Class A (a)	1,596,578		13,667
MGP Ingredients, Inc.	64,200		6,830
The Andersons, Inc.	246,000		8,608
The Simply Good Foods Co. (a)	257,678		9,799
United Natural Foods, Inc. (a)	206,600		7,997
			46,901
Energy (5.8%):			
Cactus, Inc., Class A	301,400		15,148
Chord Energy Corp.	69,000		9,440
Civitas Resources, Inc.	204,300		11,835
CONSOL Energy, Inc.	223,000		14,495
Diamond Offshore Drilling, Inc. (a)	844,600		8,784
Green Plains, Inc. (a)	373,800		11,401
International Seaways, Inc.	180,500		6,682
Scorpio Tankers, Inc.	144,300		7,759
			85,544
Financials (24.0%):			
Ameris Bancorp	350,000		16,499
Artisan Partners Asset Management, Inc., Class A	324,000		9,623
Assured Guaranty Ltd.	163,700		10,192
Atlantic Union Bankshares Corp.	380,000		13,353
Banc of California, Inc.	607,000		9,669
Bank of Hawaii Corp.	166,900		12,945
Blackstone Mortgage Trust, Inc., Class A	490,000		10,373
Brighthouse Financial, Inc. (a)	134,029		6,872
FB Financial Corp.	305,000		11,023
Federated Hermes, Inc.	212,800		7,727
First Bancorp/Southern Pines NC	219,120		9,387
First Merchants Corp.	357,200		14,684
Heritage Financial Corp.	143,500		4,397
Horace Mann Educators Corp.	206,500		7,717
Kinsale Capital Group, Inc.	42,200		11,036
Ladder Capital Corp.	788,000		7,912
MGIC Investment Corp.	805,399		10,470
Northwest Bancshares, Inc.	731,000		10,219
Pacific Premier Bancorp, Inc.	467,000		14,739

See notes to financial statements.
19

Victory Portfolios
Victory Integrity Small-Cap Value Fund

Schedule of Portfolio Investments *— continued*
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description	Shares		Value
Primerica, Inc.	55,900	$	7,928
Prosperity Bancshares, Inc.	198,500		14,427
RLI Corp.	68,100		8,939
Sandy Spring Bancorp, Inc.	289,800		10,210
SouthState Corp.	258,400		19,731
Stewart Information Services Corp.	90,600		3,871
Stifel Financial Corp.	120,500		7,034
Synovus Financial Corp.	480,500		18,043
The Hanover Insurance Group, Inc.	54,400		7,351
United Community Banks, Inc.	536,000		18,117
Valley National Bancorp	1,713,200		19,376
Virtus Investment Partners, Inc.	46,100		8,825
Wintrust Financial Corp.	120,500		10,185
			352,874
Health Care (7.9%):			
Brookdale Senior Living, Inc. (a)	1,545,840		4,220
Encompass Health Corp.	173,300		10,365
Haemonetics Corp. (a)	111,800		8,793
Ironwood Pharmaceuticals, Inc. (a)	897,950		11,126
LivaNova PLC (a)	215,400		11,964
NuVasive, Inc. (a)	244,300		10,075
Patterson Cos., Inc.	339,500		9,516
Perrigo Co. PLC	243,800		8,311
Prestige Consumer Healthcare, Inc. (a)	145,100		9,083
Select Medical Holdings Corp.	310,500		7,710
Supernus Pharmaceuticals, Inc. (a)	343,235		12,243
Tenet Healthcare Corp. (a)	263,153		12,839
			116,245
Industrials (18.4%):			
AAR Corp. (a)	247,000		11,090
Atkore, Inc. (a)	63,000		7,146
BWX Technologies, Inc.	192,100		11,157
CACI International, Inc., Class A (a)	42,500		12,775
Clean Harbors, Inc. (a)	93,000		10,613
Crane Holdings Co.	131,320		13,191
Curtiss-Wright Corp.	67,000		11,188
EMCOR Group, Inc.	83,400		12,352
EnPro Industries, Inc.	103,738		11,275
Esab Corp.	195,700		9,182
ESCO Technologies, Inc.	109,200		9,559
Federal Signal Corp.	237,700		11,046
FTI Consulting, Inc. (a)	67,700		10,751
Hawaiian Holdings, Inc. (a)	608,700		6,245
Hub Group, Inc., Class A (a)	147,700		11,741
IAA, Inc. (a)	238,700		9,548
Kirby Corp. (a)	141,587		9,111
Maxar Technologies, Inc.	275,000		14,229
Saia, Inc. (a)	55,950		11,732
The Greenbrier Cos., Inc.	233,153		7,818
The Timken Co.	124,400		8,791
UFP Industries, Inc.	133,400		10,572
Univar Solutions, Inc. (a)	285,500		9,079
Wabash National Corp.	455,300		10,290
Werner Enterprises, Inc.	236,565		9,524
WESCO International, Inc. (a)	78,000		9,766
			269,771
Information Technology (7.4%):			
Axcelis Technologies, Inc. (a)	111,400		8,841
Belden, Inc.	167,200		12,022
Diodes, Inc. (a)	106,400		8,101
FormFactor, Inc. (a)	370,000		8,225
Harmonic, Inc. (a)	745,800		9,770
Infinera Corp. (a)(b)	1,722,089		11,607
Plexus Corp. (a)	113,900		11,724

See notes to financial statements.
20

Victory Portfolios
Victory Integrity Small-Cap Value Fund

Schedule of Portfolio Investments *— continued*
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description	Shares		Value
Progress Software Corp.	193,600	$	9,767
Sanmina Corp. (a)	181,800		10,415
Veeco Instruments, Inc. (a)	439,000		8,157
Verint Systems, Inc. (a)	291,400		10,572
			109,201
Materials (4.5%):			
AdvanSix, Inc.	253,300		9,630
ATI, Inc. (a)	304,000		9,077
Avient Corp.	370,400		12,505
Commercial Metals Co.	242,200		11,698
O-I Glass, Inc. (a)	680,200		11,271
Sylvamo Corp.	242,200		11,769
			65,950
Real Estate (9.3%):			
Alexander & Baldwin, Inc.	401,400		7,518
CareTrust REIT, Inc.	510,400		9,483
DiamondRock Hospitality Co.	1,100,000		9,009
Easterly Government Properties, Inc.	551,000		7,863
Essential Properties Realty Trust, Inc.	515,800		12,106
Hudson Pacific Properties, Inc.	573,545		5,581
LXP Industrial Trust	1,307,700		13,103
Physicians Realty Trust	705,000		10,201
Sabra Health Care REIT, Inc.	848,000		10,541
SITE Centers Corp.	1,041,400		14,226
STAG Industrial, Inc.	472,500		15,266
Summit Hotel Properties, Inc.	1,120,000		8,086
Sunstone Hotel Investors, Inc.	628,700		6,073
Veris Residential, Inc. (a)	474,300		7,556
			136,612
Utilities (4.3%):			
ALLETE, Inc.	193,800		12,502
Black Hills Corp.	208,500		14,666
NorthWestern Corp.	187,700		11,138
ONE Gas, Inc.	167,300		12,668
Portland General Electric Co.	255,000		12,495
			63,469
Total Common Stocks (Cost $1,270,382)			1,449,592

Collateral for Securities Loaned (0.8%)^			
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.14% (c)	2,861,695		2,862
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.13% (c)	2,861,695		2,861
Invesco Government & Agency Portfolio, Institutional Shares, 4.22% (c)	2,861,695		2,862
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.08% (c)	2,861,695		2,862
Total Collateral for Securities Loaned (Cost $11,447)			11,447
Total Investments (Cost $1,281,829) — 99.4%			1,461,039
Other assets in excess of liabilities — 0.6%			9,473
NET ASSETS - 100.00%		$	1,470,512

^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on December 31, 2022.

PLC—Public Limited Company
REIT—Real Estate Investment Trust

See notes to financial statements.
21

Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund

Schedule of Portfolio Investments
December 31, 2022

(Amounts in Thousands, Except for Shares)

(Unaudited)

Security Description	Shares		Value
Common Stocks (97.0%)			
Communication Services (2.0%):			
Cinemark Holdings, Inc. (a)	86,000	$	745
Liberty Media Corp.-Liberty Formula One, Class C (a)	25,800		1,542
Lions Gate Entertainment Corp., Class B (a)	110,030		598
Nexstar Media Group, Inc.	9,480		1,659
			4,544
Consumer Discretionary (12.6%):			
Aramark	51,820		2,142
Asbury Automotive Group, Inc. (a)	9,772		1,752
Bloomin' Brands, Inc.	90,471		1,820
Brunswick Corp.	20,000		1,442
Caesars Entertainment, Inc. (a)	27,442		1,142
Foot Locker, Inc.	43,170		1,631
Macy's, Inc.	69,828		1,442
Norwegian Cruise Line Holdings Ltd. (a)(b)	107,997		1,322
PulteGroup, Inc.	51,000		2,322
PVH Corp.	25,447		1,796
Ralph Lauren Corp.	21,977		2,322
Signet Jewelers Ltd.	28,010		1,905
Steven Madden Ltd.	46,915		1,499
Tapestry, Inc.	56,299		2,144
Travel + Leisure Co.	34,119		1,242
Victoria's Secret & Co. (a)	34,932		1,250
Visteon Corp. (a)	15,140		1,981
			29,154
Consumer Staples (3.8%):			
BJ's Wholesale Club Holdings, Inc. (a)	21,396		1,415
Coty, Inc., Class A (a)	260,021		2,226
MGP Ingredients, Inc.	14,250		1,516
Molson Coors Beverage Co., Class B	34,600		1,783
Performance Food Group Co. (a)	32,271		1,884
			8,824
Energy (4.6%):			
Antero Resources Corp. (a)	47,707		1,478
Cactus, Inc., Class A	34,618		1,740
Chord Energy Corp.	10,379		1,420
Civitas Resources, Inc.	24,963		1,446
CONSOL Energy, Inc.	27,367		1,779
Green Plains, Inc. (a)	45,900		1,400
PDC Energy, Inc.	22,054		1,400
			10,663
Financials (17.9%):			
American Financial Group, Inc.	15,495		2,127
Artisan Partners Asset Management, Inc., Class A	51,700		1,535
Atlantic Union Bankshares Corp.	58,799		2,066
Bank of Hawaii Corp.	29,042		2,253
Blackstone Mortgage Trust, Inc., Class A	80,031		1,694
East West Bancorp, Inc.	28,078		1,850
Federated Hermes, Inc.	32,300		1,173
First American Financial Corp.	27,228		1,425
Kinsale Capital Group, Inc.	5,758		1,506
MGIC Investment Corp.	111,711		1,452
Prosperity Bancshares, Inc.	36,890		2,681
Reinsurance Group of America, Inc.	12,012		1,707
SouthState Corp.	30,849		2,356
Stifel Financial Corp.	26,000		1,518
Synovus Financial Corp.	83,000		3,117
The Hanover Insurance Group, Inc.	11,089		1,498
Unum Group	56,368		2,313
Valley National Bancorp	170,599		1,929
Voya Financial, Inc.	29,072		1,788
W.R. Berkley Corp.	18,695		1,357
Western Alliance Bancorp	38,578		2,298

See notes to financial statements.
22

Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description	Shares	Value
Wintrust Financial Corp.	23,172	$ 1,958
		41,601
Health Care (7.4%):		
Encompass Health Corp.	32,414	1,939
Ironwood Pharmaceuticals, Inc. (a)	145,950	1,808
Jazz Pharmaceuticals PLC (a)	12,156	1,937
LivaNova PLC (a)	32,485	1,804
NuVasive, Inc. (a)	32,256	1,330
Organon & Co.	75,993	2,122
Perrigo Co. PLC	64,000	2,182
Prestige Consumer Healthcare, Inc. (a)	19,100	1,196
Select Medical Holdings Corp.	47,205	1,172
Tenet Healthcare Corp. (a)	32,854	1,603
		17,093
Industrials (20.7%):		
AECOM	24,098	2,047
Alaska Air Group, Inc. (a)	35,400	1,520
Arcosa, Inc.	—	—
Atkore, Inc. (a)	9,584	1,087
Builders FirstSource, Inc. (a)	22,158	1,438
BWX Technologies, Inc.	33,765	1,961
CACI International, Inc., Class A (a)	6,178	1,857
Clean Harbors, Inc. (a)	16,278	1,858
Crane Holdings Co.	17,751	1,783
Curtiss-Wright Corp.	12,987	2,169
EMCOR Group, Inc.	11,100	1,644
EnPro Industries, Inc.	14,928	1,622
Forward Air Corp.	12,052	1,264
FTI Consulting, Inc. (a)	11,904	1,890
Howmet Aerospace, Inc.	58,227	2,295
Huntington Ingalls Industries, Inc.	6,100	1,407
IAA, Inc. (a)	36,400	1,456
ITT, Inc.	26,372	2,139
KBR, Inc.	33,700	1,779
Kirby Corp. (a)	26,900	1,731
Knight-Swift Transportation Holdings, Inc.	35,249	1,847
Oshkosh Corp.	17,344	1,530
Pentair PLC	38,300	1,723
Saia, Inc. (a)	8,918	1,870
The Greenbrier Cos., Inc.	44,828	1,503
The Timken Co.	23,551	1,664
Univar Solutions, Inc. (a)	56,439	1,795
WESCO International, Inc. (a)	13,550	1,696
Westinghouse Air Brake Technologies Corp.	15,069	1,504
		48,079
Information Technology (10.4%):		
Axcelis Technologies, Inc. (a)	17,386	1,380
Belden, Inc.	23,102	1,661
Ciena Corp. (a)	42,600	2,172
Diodes, Inc. (a)	18,500	1,408
DXC Technology Co. (a)	79,024	2,094
Euronet Worldwide, Inc. (a)	20,905	1,973
Flex Ltd. (a)	114,483	2,457
FormFactor, Inc. (a)	59,496	1,323
Jabil, Inc.	28,789	1,963
Juniper Networks, Inc.	73,425	2,347
MKS Instruments, Inc.	21,994	1,863
Progress Software Corp.	33,234	1,677
Verint Systems, Inc. (a)	50,862	1,845
		24,163
Materials (6.1%):		
Berry Global Group, Inc.	34,450	2,082
O-I Glass, Inc. (a)	118,392	1,962
Olin Corp.	42,720	2,261

See notes to financial statements.
23

Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description	Shares		Value
Packaging Corp.	15,900	$	2,034
Reliance Steel & Aluminum Co.	8,316		1,683
Steel Dynamics, Inc.	22,916		2,239
Westlake Corp.	19,689		2,019
			14,280
Real Estate (8.3%):			
Apartment Income REIT Corp.	70,002		2,402
Federal Realty Investment Trust	23,884		2,413
First Industrial Realty Trust, Inc.	55,729		2,690
Gaming and Leisure Properties, Inc.	43,535		2,268
Highwoods Properties, Inc.	67,745		1,896
Host Hotels & Resorts, Inc.	123,700		1,985
Hudson Pacific Properties, Inc.	99,400		967
Medical Properties Trust, Inc.	147,345		1,641
SITE Centers Corp.	138,700		1,895
Veris Residential, Inc. (a)	67,386		1,073
			19,230
Utilities (3.2%):			
ALLETE, Inc.	31,277		2,018
Black Hills Corp.	24,857		1,748
UGI Corp.	53,440		1,981
Vistra Corp.	72,788		1,689
			7,436
Total Common Stocks (Cost $211,903)			225,067
Collateral for Securities Loaned (0.6%)^			
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.14% (c)	340,649		340
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.13% (c)	340,649		341
Invesco Government & Agency Portfolio, Institutional Shares, 4.22% (c)	340,649		341
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.08% (c)	340,649		341
Total Collateral for Securities Loaned (Cost $1,363)			1,363
Total Investments (Cost $213,266) — 97.6%			226,430
Other assets in excess of liabilities — 2.4%			5,683
NET ASSETS - 100.00%		$	232,113

^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on December 31, 2022.

PLC—Public Limited Company
REIT—Real Estate Investment Trust

See notes to financial statements.
24

Victory Portfolios
Victory Munder Multi-Cap Fund

Schedule of Portfolio Investments
December 31, 2022

(Amounts in Thousands, Except for Shares)

(Unaudited)

Security Description	Shares	Value
Common Stocks (97.9%)		
Communication Services (5.9%):		
Alphabet, Inc., Class A (a)	112,960	$ 9,966
Nexstar Media Group, Inc.	27,800	4,866
The Walt Disney Co. (a)	21,900	1,903
World Wrestling Entertainment, Inc., Class A	67,400	4,618
		21,353
Consumer Discretionary (9.1%):		
Amazon.com, Inc. (a)	36,200	3,041
Asbury Automotive Group, Inc. (a)	21,600	3,872
Brunswick Corp.	44,500	3,207
Chipotle Mexican Grill, Inc. (a)	2,600	3,607
Group 1 Automotive, Inc.	20,900	3,770
Lowe's Cos., Inc.	11,000	2,192
McDonald's Corp.	7,900	2,082
Meritage Homes Corp. (a)	23,500	2,167
Skyline Champion Corp. (a)	66,400	3,420
Tesla, Inc. (a)	12,100	1,490
Texas Roadhouse, Inc.	23,300	2,119
Ulta Beauty, Inc. (a)	4,600	2,158
		33,125
Consumer Staples (7.5%):		
BJ's Wholesale Club Holdings, Inc. (a)	55,300	3,659
Darling Ingredients, Inc. (a)	78,100	4,888
PepsiCo, Inc.	29,300	5,293
Performance Food Group Co. (a)	73,600	4,298
Philip Morris International, Inc.	55,200	5,587
Walmart, Inc.	25,200	3,573
		27,298
Energy (8.0%):		
Chevron Corp.	37,610	6,751
Diamondback Energy, Inc.	25,600	3,501
EOG Resources, Inc.	21,600	2,798
Halliburton Co.	136,200	5,359
Magnolia Oil & Gas Corp., Class A	158,900	3,726
Matador Resources Co.	46,100	2,639
Schlumberger Ltd.	81,700	4,368
		29,142
Financials (17.0%):		
Ameriprise Financial, Inc.	17,500	5,449
Axos Financial, Inc. (a)	53,000	2,026
Bank of America Corp.	65,900	2,183
Chubb Ltd.	30,400	6,706
Customers Bancorp, Inc. (a)	47,700	1,352
Globe Life, Inc.	33,400	4,026
Interactive Brokers Group, Inc.	77,600	5,614
JPMorgan Chase & Co.	25,600	3,433
LPL Financial Holdings, Inc.	8,200	1,773
Morgan Stanley	41,700	3,545
NMI Holdings, Inc., Class A (a)	203,100	4,245
ServisFirst Bancshares, Inc.	63,200	4,355
Signature Bank	17,500	2,016
The Bancorp, Inc. (a)	134,200	3,809
The Charles Schwab Corp.	71,900	5,986
Valley National Bancorp	179,000	2,025
Western Alliance Bancorp	55,900	3,329
		61,872
Health Care (14.3%):		
AmerisourceBergen Corp.	24,200	4,010
Cigna Corp.	18,800	6,229
Elevance Health, Inc.	12,300	6,310
ICON PLC (a)	24,700	4,798
McKesson Corp.	5,900	2,213
Merck & Co., Inc.	36,100	4,005

See notes to financial statements.
25

Victory Portfolios
Victory Munder Multi-Cap Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description	Shares		Value
Pfizer, Inc.	94,200	$	4,827
Regeneron Pharmaceuticals, Inc. (a)	3,700		2,670
Stryker Corp.	7,900		1,932
The Ensign Group, Inc.	41,100		3,888
Thermo Fisher Scientific, Inc.	6,400		3,524
UnitedHealth Group, Inc.	14,525		7,701
			52,107
Industrials (9.1%):			
AGCO Corp.	29,400		4,078
Builders FirstSource, Inc. (a)	37,500		2,433
Chart Industries, Inc. (a)	23,100		2,662
Clean Harbors, Inc. (a)	44,500		5,078
GXO Logistics, Inc. (a)	95,500		4,077
Huntington Ingalls Industries, Inc.	8,769		2,023
Marten Transport Ltd.	128,000		2,532
Old Dominion Freight Line, Inc.	8,200		2,327
Raytheon Technologies Corp.	19,800		1,998
UFP Industries, Inc.	48,900		3,875
WESCO International, Inc. (a)	17,100		2,141
			33,224
Information Technology (23.7%):			
Advanced Micro Devices, Inc. (a)	32,000		2,073
Apple, Inc.	110,880		14,407
Applied Materials, Inc.	17,400		1,694
Arista Networks, Inc. (a)	30,100		3,653
Box, Inc., Class A (a)	70,800		2,204
Broadcom, Inc.	13,600		7,604
Cadence Design Systems, Inc. (a)	36,700		5,896
Clearfield, Inc. (a)	19,200		1,807
Fabrinet (a)	42,000		5,385
Jabil, Inc.	76,400		5,210
Microchip Technology, Inc.	76,000		5,339
Microsoft Corp.	63,160		15,147
NVIDIA Corp.	24,400		3,566
ON Semiconductor Corp. (a)	52,300		3,262
QUALCOMM, Inc.	16,100		1,770
Verra Mobility Corp. (a)	232,400		3,214
Visa, Inc., Class A	19,000		3,947
			86,178
Materials (1.8%):			
Graphic Packaging Holding Co.	156,800		3,489
Summit Materials, Inc., Class A (a)	108,430		3,078
			6,567
Real Estate (1.5%):			
American Tower Corp.	11,100		2,352
Simon Property Group, Inc.	27,400		3,219
			5,571
Total Common Stocks (Cost $281,418)			356,437

Exchange-Traded Funds (1.8%)		
iShares Russell 3000 ETF (b)	29,300	6,466
Total Exchange-Traded Funds (Cost $6,752)		6,466

Collateral for Securities Loaned (0.6%)^		
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.14% (c)	519,206	520
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.13% (c)	519,206	519
Invesco Government & Agency Portfolio, Institutional Shares, 4.22% (c)	519,206	519
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.08% (c)	519,206	519
Total Collateral for Securities Loaned (Cost $2,077)		2,077

See notes to financial statements.
26

Victory Portfolios Victory Munder Multi-Cap Fund 27 (Amounts in Thousands, Except for Shares) (Unaudited) Schedule of Portfolio Investments — continued December 31, 2022 See notes to financial statements. Security Description Shares Value Total Investments (Cost $290,247) — 100.3% $ 364,980 Liabilities in excess of other assets — (0.3)% (962) NET ASSETS - 100.00% $ 364,018 ^ Purchased with cash collateral from securities on loan. (a) Non-income producing security. (b) All or a portion of this security is on loan. (c) Rate disclosed is the daily yield on December 31, 2022. ETF—Exchange-Traded Fund PLC—Public Limited Company

Victory Portfolios
Victory S&P 500 Index Fund

Schedule of Portfolio Investments
December 31, 2022

(Amounts in Thousands, Except for Shares)

(Unaudited)

Security Description	Shares	Value
Common Stocks (99.0%)		
Communication Services (7.2%):		
Activision Blizzard, Inc.	4,639	$ 355
Alphabet, Inc., Class A (a)	38,907	3,433
Alphabet, Inc., Class C (a)	34,490	3,060
AT&T, Inc.	46,424	855
Charter Communications, Inc., Class A (a)	700	237
Comcast Corp., Class A	28,101	983
DISH Network Corp., Class A (a)	1,637	23
Electronic Arts, Inc.	1,708	209
Fox Corp., Class A	1,970	60
Fox Corp., Class B	908	26
Live Nation Entertainment, Inc. (a)	930	65
Lumen Technologies, Inc.	6,200	32
Match Group, Inc. (a)	1,819	75
Meta Platforms, Inc., Class A (a)	14,648	1,763
Netflix, Inc. (a)	2,899	855
News Corp., Class A	2,491	45
News Corp., Class B	768	14
Omnicom Group, Inc.	1,328	108
Paramount Global, Class B	3,290	56
Take-Two Interactive Software, Inc. (a)	1,028	107
The Interpublic Group of Cos., Inc.	2,531	84
The Walt Disney Co. (a)	11,875	1,032
T-Mobile U.S., Inc. (a)	3,890	545
Verizon Communications, Inc.	27,357	1,078
Warner Bros Discovery, Inc. (a)	14,395	136
		15,236
Communications Equipment (0.9%):		
Arista Networks, Inc. (a)	1,612	196
Cisco Systems, Inc.	26,746	1,274
F5, Inc. (a)	390	56
Juniper Networks, Inc.	2,114	67
Motorola Solutions, Inc.	1,089	281
		1,874
Consumer Discretionary (9.7%):		
Advance Auto Parts, Inc.	392	58
Amazon.com, Inc. (a)	57,814	4,856
Aptiv PLC (a)	1,765	164
AutoZone, Inc. (a)	124	306
Bath & Body Works, Inc.	1,488	63
Best Buy Co., Inc.	1,305	105
Booking Holdings, Inc. (a)	253	510
BorgWarner, Inc.	1,525	61
Caesars Entertainment, Inc. (a)	1,398	58
CarMax, Inc. (a)	1,029	63
Carnival Corp. (a)	6,523	53
Chipotle Mexican Grill, Inc. (a)	181	251
D.R. Horton, Inc.	2,039	182
Darden Restaurants, Inc.	797	110
Dollar General Corp.	1,469	362
Dollar Tree, Inc. (a)	1,371	194
Domino's Pizza, Inc.	231	80
eBay, Inc.	3,535	147
Etsy, Inc. (a)	819	98
Expedia Group, Inc. (a)	981	86
Ford Motor Co.	25,727	299
Garmin Ltd.	999	92
General Motors Co.	9,254	311
Genuine Parts Co.	918	159
Hasbro, Inc.	846	52
Hilton Worldwide Holdings, Inc.	1,762	223
Las Vegas Sands Corp. (a)	2,140	103

See notes to financial statements.

28

Victory Portfolios
Victory S&P 500 Index Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description	Shares	Value
Lennar Corp., Class A	1,660	$ 150
LKQ Corp.	1,653	88
Lowe's Cos., Inc.	4,043	805
Marriott International, Inc., Class A	1,753	261
McDonald's Corp.	4,771	1,257
MGM Resorts International	2,076	70
Mohawk Industries, Inc. (a)	343	35
Newell Brands, Inc.	2,452	32
NIKE, Inc., Class B	8,205	960
Norwegian Cruise Line Holdings Ltd. (a)	2,745	34
NVR, Inc. (a)	20	92
O'Reilly Automotive, Inc. (a)	408	344
Pool Corp.	254	77
PulteGroup, Inc.	1,484	68
Ralph Lauren Corp.	268	28
Ross Stores, Inc.	2,261	262
Royal Caribbean Cruises Ltd. (a)	1,430	71
Starbucks Corp.	7,477	742
Tapestry, Inc.	1,570	60
Target Corp.	2,998	447
Tesla, Inc. (a)	17,484	2,154
The Home Depot, Inc.	6,668	2,106
The TJX Cos., Inc.	7,563	602
Tractor Supply Co.	720	162
Ulta Beauty, Inc. (a)	334	157
VF Corp.	2,151	59
Whirlpool Corp.	355	50
Wynn Resorts Ltd. (a)	672	55
Yum! Brands, Inc.	1,835	235
		20,509
Consumer Staples (7.1%):		
Altria Group, Inc.	11,674	534
Archer-Daniels-Midland Co.	3,578	332
Brown-Forman Corp., Class B	1,191	78
Campbell Soup Co.	1,308	74
Church & Dwight Co., Inc.	1,589	128
Colgate-Palmolive Co.	5,440	429
Conagra Brands, Inc.	3,122	121
Constellation Brands, Inc., Class A	1,057	245
Costco Wholesale Corp.	2,883	1,316
General Mills, Inc.	3,866	324
Hormel Foods Corp.	1,886	86
Kellogg Co.	1,667	119
Keurig Dr Pepper, Inc.	5,535	197
Kimberly-Clark Corp.	2,198	298
Lamb Weston Holdings, Inc.	937	84
McCormick & Co., Inc.	1,632	135
Molson Coors Beverage Co., Class B	1,225	63
Mondelez International, Inc., Class A	8,895	593
Monster Beverage Corp. (a)	2,481	252
PepsiCo, Inc.	8,974	1,621
Philip Morris International, Inc.	10,098	1,022
Sysco Corp.	3,301	252
The Clorox Co.	804	113
The Coca-Cola Co.	25,352	1,613
The Estee Lauder Cos., Inc.	1,506	374
The Hershey Co.	957	222
The J.M. Smucker Co.	694	110
The Kraft Heinz Co.	5,186	211
The Kroger Co.	4,243	189
The Procter & Gamble Co.	15,436	2,339
Tyson Foods, Inc., Class A	1,887	117
Walgreens Boots Alliance, Inc.	4,676	175

See notes to financial statements.
29

Victory Portfolios
Victory S&P 500 Index Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Amounts in Thousands, Except for Shares)
(Unaudited)

Security Description	Shares	Value
Walmart, Inc.	9,194	$ 1,304
		15,070
Electronic Equipment, Instruments & Components (0.6%):		
Amphenol Corp., Class A	3,876	295
CDW Corp.	882	158
Corning, Inc.	4,959	159
Keysight Technologies, Inc. (a)	1,165	199
TE Connectivity Ltd.	2,072	238
Teledyne Technologies, Inc. (a)	305	122
Trimble, Inc. (a)	1,606	81
Zebra Technologies Corp. (a)	336	86
		1,338
Energy (5.2%):		
APA Corp.	2,094	98
Baker Hughes Co.	6,523	193
Chevron Corp.	11,588	2,080
ConocoPhillips	8,117	958
Coterra Energy, Inc.	5,136	126
Devon Energy Corp.	4,258	262
Diamondback Energy, Inc.	1,146	157
EOG Resources, Inc.	3,826	495
EQT Corp.	2,391	81
Exxon Mobil Corp.	26,826	2,959
Halliburton Co.	5,915	233
Hess Corp.	1,807	256
Kinder Morgan, Inc.	12,885	233
Marathon Oil Corp.	4,137	112
Marathon Petroleum Corp.	3,053	355
Occidental Petroleum Corp.	4,736	298
ONEOK, Inc.	2,911	191
Phillips 66	3,079	320
Pioneer Natural Resources Co.	1,548	354
Schlumberger Ltd.	9,237	494
Targa Resources Corp.	1,475	108
The Williams Cos., Inc.	7,934	261
Valero Energy Corp.	2,511	319
		10,943
Financials (11.5%):		
Aflac, Inc.	3,686	265
American Express Co.	3,894	575
American International Group, Inc.	4,840	306
Ameriprise Financial, Inc.	693	216
Aon PLC, Class A	1,347	404
Arch Capital Group Ltd. (a)	2,409	151
Arthur J. Gallagher & Co.	1,373	259
Assurant, Inc.	344	43
Bank of America Corp.	45,464	1,506
Berkshire Hathaway, Inc., Class B (a)	11,736	3,625
BlackRock, Inc.	978	693
Brown & Brown, Inc.	1,531	87
Capital One Financial Corp.	2,486	231
Cboe Global Markets, Inc.	691	87
Chubb Ltd.	2,704	597
Cincinnati Financial Corp.	1,024	105
Citigroup, Inc.	12,616	571
Citizens Financial Group, Inc.	3,208	126
CME Group, Inc.	2,343	394
Comerica, Inc.	853	57
Discover Financial Services	1,780	174
Everest Re Group Ltd.	255	85
FactSet Research Systems, Inc.	248	100
Fifth Third Bancorp	4,471	147
First Republic Bank	1,192	145

See notes to financial statements.
30

Victory Portfolios
Victory S&P 500 Index Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Amounts in Thousands, Except for Shares)

(Unaudited)

Security Description	Shares		Value
Franklin Resources, Inc.	1,850	$	49
Globe Life, Inc.	589		71
Huntington Bancshares, Inc.	9,398		133
Intercontinental Exchange, Inc.	3,638		373
Invesco Ltd.	2,963		53
JPMorgan Chase & Co.	19,107		2,562
KeyCorp	6,077		106
Lincoln National Corp.	1,003		31
Loews Corp.	1,284		75
M&T Bank Corp.	1,124		163
MarketAxess Holdings, Inc.	245		68
Marsh & McLennan Cos., Inc.	3,231		535
MetLife, Inc.	4,293		311
Moody's Corp.	1,026		286
Morgan Stanley	8,587		730
MSCI, Inc.	521		242
Nasdaq, Inc.	2,208		136
Northern Trust Corp.	1,358		120
Principal Financial Group, Inc.	1,482		124
Prudential Financial, Inc.	2,397		238
Raymond James Financial, Inc.	1,261		135
Regions Financial Corp.	6,087		131
S&P Global, Inc.	2,169		727
Signature Bank	410		47
State Street Corp.	2,390		185
SVB Financial Group (a)	385		89
Synchrony Financial	2,935		96
T. Rowe Price Group, Inc.	1,456		159
The Allstate Corp.	1,728		234
The Bank of New York Mellon Corp.	4,791		218
The Charles Schwab Corp.	9,936		827
The Goldman Sachs Group, Inc.	2,206		758
The Hartford Financial Services Group, Inc.	2,072		157
The PNC Financial Services Group, Inc.	2,627		415
The Progressive Corp.	3,811		494
The Travelers Cos., Inc.	1,527		286
Truist Financial Corp.	8,642		372
U.S. Bancorp	8,807		384
W.R. Berkley Corp.	1,332		97
Wells Fargo & Co.	24,821		1,025
Willis Towers Watson PLC	705		172
Zions Bancorp NA	975		48
			24,411
Health Care (15.7%):			
Abbott Laboratories	11,357		1,247
AbbVie, Inc.	11,520		1,862
Agilent Technologies, Inc.	1,928		288
Align Technology, Inc. (a)	473		100
AmerisourceBergen Corp.	1,055		175
Amgen, Inc.	3,476		913
Baxter International, Inc.	3,284		167
Becton Dickinson and Co.	1,858		472
Biogen, Inc. (a)	938		260
Bio-Rad Laboratories, Inc., Class A (a)	140		59
Bio-Techne Corp.	1,022		85
Boston Scientific Corp. (a)	9,330		432
Bristol-Myers Squibb Co.	13,850		996
Cardinal Health, Inc.	1,708		131
Catalent, Inc. (a)	1,172		53
Centene Corp. (a)	3,689		302
Charles River Laboratories International, Inc. (a)	331		72
Cigna Corp.	1,992		660
CVS Health Corp.	8,559		798
Danaher Corp.	4,268		1,133

See notes to financial statements.
31

Victory Portfolios
Victory S&P 500 Index Fund

Schedule of Portfolio Investments *— continued*
December 31, 2022

(Amounts in Thousands, Except for Shares)

(Unaudited)

Security Description	Shares		Value
DaVita, Inc. (a)	358	$	27
DENTSPLY SIRONA, Inc.	1,400		45
Dexcom, Inc. (a)	2,516		285
Edwards Lifesciences Corp. (a)	4,027		300
Elevance Health, Inc.	1,556		798
Eli Lilly & Co.	5,137		1,879
Gilead Sciences, Inc.	8,170		701
HCA Healthcare, Inc.	1,381		331
Henry Schein, Inc. (a)	883		70
Hologic, Inc. (a)	1,626		122
Humana, Inc.	825		423
IDEXX Laboratories, Inc. (a)	539		220
Illumina, Inc. (a)	1,025		207
Incyte Corp. (a)	1,203		97
Intuitive Surgical, Inc. (a)	2,302		611
IQVIA Holdings, Inc. (a)	1,210		248
Johnson & Johnson	17,030		3,008
Laboratory Corp. of America Holdings	577		136
McKesson Corp.	924		347
Medtronic PLC	8,658		673
Merck & Co., Inc.	16,515		1,832
Mettler-Toledo International, Inc. (a)	145		210
Moderna, Inc. (a)	2,152		387
Molina Healthcare, Inc. (a)	380		125
Organon & Co.	1,657		46
PerkinElmer, Inc.	822		115
Pfizer, Inc.	36,564		1,874
Quest Diagnostics, Inc.	742		116
Regeneron Pharmaceuticals, Inc. (a)	698		504
ResMed, Inc.	954		199
STERIS PLC	650		120
Stryker Corp.	2,194		536
Teleflex, Inc.	306		76
The Cooper Cos., Inc.	321		106
Thermo Fisher Scientific, Inc.	2,555		1,407
UnitedHealth Group, Inc.	6,086		3,227
Universal Health Services, Inc., Class B	418		59
Vertex Pharmaceuticals, Inc. (a)	1,672		483
Viatris, Inc.	7,899		88
Waters Corp. (a)	387		133
West Pharmaceutical Services, Inc.	482		113
Zimmer Biomet Holdings, Inc.	1,367		174
Zoetis, Inc.	3,036		445
			33,108
Industrials (8.6%):			
3M Co.	3,601		432
A O Smith Corp.	826		47
Alaska Air Group, Inc. (a)	826		35
Allegion PLC	572		60
American Airlines Group, Inc. (a)	4,233		54
AMETEK, Inc.	1,496		209
C.H. Robinson Worldwide, Inc.	767		70
Carrier Global Corp.	5,447		225
Caterpillar, Inc.	3,390		812
Cintas Corp.	562		254
Copart, Inc. (a)	2,791		170
CoStar Group, Inc. (a)	2,649		205
CSX Corp.	13,695		424
Cummins, Inc.	919		223
Deere & Co.	1,789		767
Delta Air Lines, Inc. (a)	4,177		137
Dover Corp.	914		124
Eaton Corp. PLC	2,591		407
Emerson Electric Co.	3,852		370

See notes to financial statements.
32

Victory Portfolios
Victory S&P 500 Index Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description	Shares	Value
Equifax, Inc.	798	$ 155
Expeditors International of Washington, Inc.	1,037	108
Fastenal Co.	3,731	177
FedEx Corp.	1,559	270
Fortive Corp.	2,305	148
Generac Holdings, Inc. (a)	413	42
General Dynamics Corp.	1,466	364
General Electric Co.	7,118	596
Honeywell International, Inc.	4,379	938
Howmet Aerospace, Inc.	2,398	95
Huntington Ingalls Industries, Inc.	260	60
IDEX Corp.	491	112
Illinois Tool Works, Inc.	1,821	401
Ingersoll Rand, Inc.	2,638	138
J.B. Hunt Transport Services, Inc.	540	94
Jacobs Solutions, Inc.	831	100
Johnson Controls International PLC	4,486	287
L3Harris Technologies, Inc.	1,240	258
Leidos Holdings, Inc.	890	94
Lockheed Martin Corp.	1,519	739
Masco Corp.	1,469	69
Nordson Corp.	350	83
Norfolk Southern Corp.	1,508	372
Northrop Grumman Corp.	942	514
Old Dominion Freight Line, Inc.	590	167
Otis Worldwide Corp.	2,714	213
PACCAR, Inc.	2,265	224
Parker-Hannifin Corp.	836	243
Pentair PLC	1,072	48
Quanta Services, Inc.	931	133
Raytheon Technologies Corp.	9,576	966
Republic Services, Inc.	1,338	173
Robert Half International, Inc.	707	52
Rockwell Automation, Inc.	748	193
Rollins, Inc.	1,508	55
Snap-on, Inc.	346	79
Southwest Airlines Co. (a)	3,868	130
Stanley Black & Decker, Inc.	964	72
Textron, Inc.	1,360	96
The Boeing Co. (a)	3,649	695
Trane Technologies PLC	1,500	252
TransDigm Group, Inc.	336	212
Union Pacific Corp.	4,005	829
United Airlines Holdings, Inc. (a)	2,130	80
United Parcel Service, Inc., Class B	4,754	826
United Rentals, Inc. (a)	451	160
Verisk Analytics, Inc.	1,019	180
W.W. Grainger, Inc.	293	163
Waste Management, Inc.	2,433	382
Westinghouse Air Brake Technologies Corp.	1,185	118
Xylem, Inc.	1,174	130
		18,110
IT Services (4.4%):		
Accenture PLC, Class A	4,104	1,095
Akamai Technologies, Inc. (a)	1,024	86
Automatic Data Processing, Inc.	2,702	645
Broadridge Financial Solutions, Inc.	766	103
Cognizant Technology Solutions Corp., Class A	3,348	192
DXC Technology Co. (a)	1,499	40
EPAM Systems, Inc. (a)	375	123
Fidelity National Information Services, Inc.	3,865	262
Fiserv, Inc. (a)	4,136	418
FleetCor Technologies, Inc. (a)	480	88
Gartner, Inc. (a)	515	173

See notes to financial statements.
33

Victory Portfolios
Victory S&P 500 Index Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description	Shares		Value
Global Payments, Inc.	1,761	$	175
International Business Machines Corp.	5,889		830
Jack Henry & Associates, Inc.	475		83
Mastercard, Inc., Class A	5,530		1,923
Paychex, Inc.	2,089		241
PayPal Holdings, Inc. (a)	7,426		529
VeriSign, Inc. (a)	601		124
Visa, Inc., Class A	10,650		2,213
			9,343
Materials (2.7%):			
Air Products and Chemicals, Inc.	1,445		445
Albemarle Corp.	763		165
Amcor PLC	9,699		116
Avery Dennison Corp.	527		95
Ball Corp.	2,045		105
Celanese Corp.	650		66
CF Industries Holdings, Inc.	1,278		109
Corteva, Inc.	4,654		274
Dow, Inc.	4,584		231
DuPont de Nemours, Inc.	3,236		222
Eastman Chemical Co.	782		64
Ecolab, Inc.	1,614		235
FMC Corp.	821		102
Freeport-McMoRan, Inc.	9,310		354
International Flavors & Fragrances, Inc.	1,661		174
International Paper Co.	2,317		80
Linde PLC	3,220		1,050
LyondellBasell Industries NV, Class A	1,654		137
Martin Marietta Materials, Inc.	404		137
Newmont Corp.	5,170		244
Nucor Corp.	1,671		220
Packaging Corp.	603		77
PPG Industries, Inc.	1,531		193
Sealed Air Corp.	942		47
Steel Dynamics, Inc.	1,086		106
The Mosaic Co.	2,218		97
The Sherwin-Williams Co.	1,536		365
Vulcan Materials Co.	866		152
Westrock Co.	1,656		58
			5,720
Real Estate (2.7%):			
Alexandria Real Estate Equities, Inc.	973		142
American Tower Corp.	3,033		642
AvalonBay Communities, Inc.	911		147
Boston Properties, Inc.	929		63
Camden Property Trust	694		78
CBRE Group, Inc., Class A (a)	2,058		158
Crown Castle, Inc.	2,821		383
Digital Realty Trust, Inc.	1,873		188
Equinix, Inc.	603		395
Equity Residential	2,216		131
Essex Property Trust, Inc.	422		89
Extra Space Storage, Inc.	872		128
Federal Realty Investment Trust	476		48
Healthpeak Properties, Inc.	3,501		88
Host Hotels & Resorts, Inc.	4,658		75
Invitation Homes, Inc.	3,784		112
Iron Mountain, Inc.	1,894		94
Kimco Realty Corp.	4,029		85
Mid-America Apartment Communities, Inc.	752		118
Prologis, Inc.	6,013		678
Public Storage	1,030		289
Realty Income Corp.	4,085		259

See notes to financial statements.
34

Victory Portfolios
Victory S&P 500 Index Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Amounts in Thousands, Except for Shares)

(Unaudited)

Security Description	Shares		Value
Regency Centers Corp.	1,003	$	63
SBA Communications Corp.	703		197
Simon Property Group, Inc.	2,130		250
UDR, Inc.	1,993		77
Ventas, Inc.	2,604		117
VICI Properties, Inc.	6,274		203
Vornado Realty Trust	1,049		22
Welltower, Inc.	3,078		202
Weyerhaeuser Co.	4,794		149
			5,670
Semiconductors & Semiconductor Equipment (5.0%):			
Advanced Micro Devices, Inc. (a)	10,503		680
Analog Devices, Inc.	3,350		549
Applied Materials, Inc.	5,604		546
Broadcom, Inc.	2,638		1,475
Enphase Energy, Inc. (a)	885		234
First Solar, Inc. (a)	643		96
Intel Corp.	26,883		710
KLA Corp.	923		348
Lam Research Corp.	888		373
Microchip Technology, Inc.	3,583		252
Micron Technology, Inc.	7,082		354
Monolithic Power Systems, Inc.	290		103
NVIDIA Corp.	16,220		2,370
NXP Semiconductors NV	1,688		267
ON Semiconductor Corp. (a)	2,817		176
Qorvo, Inc. (a)	660		60
QUALCOMM, Inc.	7,302		803
Skyworks Solutions, Inc.	1,045		95
SolarEdge Technologies, Inc. (a)	364		103
Teradyne, Inc.	1,015		89
Texas Instruments, Inc.	5,912		977
			10,660
Software (8.3%):			
Adobe, Inc. (a)	3,028		1,019
ANSYS, Inc. (a)	567		137
Autodesk, Inc. (a)	1,406		263
Cadence Design Systems, Inc. (a)	1,787		287
Ceridian HCM Holding, Inc. (a)	1,000		64
Fortinet, Inc. (a)	4,224		206
Gen Digital, Inc.	3,776		81
Intuit, Inc.	1,836		715
Microsoft Corp.	48,558		11,645
Oracle Corp.	10,011		818
Paycom Software, Inc. (a)	317		98
PTC, Inc. (a)	689		83
Roper Technologies, Inc.	691		299
Salesforce, Inc. (a)	6,514		864
ServiceNow, Inc. (a)	1,316		511
Synopsys, Inc. (a)	996		318
Tyler Technologies, Inc. (a)	271		87
			17,495
Technology Hardware, Storage & Peripherals (6.2%):			
Apple, Inc.	97,406		12,656
Hewlett Packard Enterprise Co.	8,381		134
HP, Inc.	5,766		155
NetApp, Inc.	1,416		85
Seagate Technology Holdings PLC	1,251		66
Western Digital Corp. (a)	2,069		65
			13,161

See notes to financial statements.
35

Victory Portfolios
Victory S&P 500 Index Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description	Shares		Value
Utilities (3.2%):			
Alliant Energy Corp.	1,635	$	90
Ameren Corp.	1,684		150
American Electric Power Co., Inc.	3,347		318
American Water Works Co., Inc.	1,184		180
Atmos Energy Corp.	911		102
CenterPoint Energy, Inc.	4,101		123
CMS Energy Corp.	1,891		120
Consolidated Edison, Inc.	2,312		220
Constellation Energy Corp.	2,130		184
Dominion Energy, Inc.	5,428		333
DTE Energy Co.	1,262		148
Duke Energy Corp.	5,016		517
Edison International	2,487		158
Entergy Corp.	1,325		149
Evergy, Inc.	1,495		94
Eversource Energy	2,269		190
Exelon Corp.	6,473		280
FirstEnergy Corp.	3,538		148
NextEra Energy, Inc.	12,944		1,082
NiSource, Inc.	2,646		73
NRG Energy, Inc.	1,501		48
PG&E Corp. (a)	10,488		171
Pinnacle West Capital Corp.	737		56
PPL Corp.	4,796		140
Public Service Enterprise Group, Inc.	3,250		199
Sempra Energy	2,048		317
The AES Corp.	4,351		125
The Southern Co.	7,091		506
WEC Energy Group, Inc.	2,055		193
Xcel Energy, Inc.	3,565		249
			6,663
Total Common Stocks (Cost $44,064)			209,311
Total Investments (Cost $44,064) — 99.0%			209,311
Other assets in excess of liabilities — 1.0%			2,053
NET ASSETS - 100.00%		$	211,364

(a) Non-income producing security.

PLC—Public Limited Company

Futures Contracts Purchased
(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	11	3/17/23	$ 2,143,900	$ 2,123,550	$ (20,350)

Total unrealized appreciation	$ –
Total unrealized depreciation	(20,350)
Total net unrealized appreciation (depreciation)	$ (20,350)

See notes to financial statements.
36

Victory Portfolios
Victory Munder Mid-Cap Core Growth Fund

Schedule of Portfolio Investments
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description	Shares		Value
Common Stocks (99.3%)			
Communication Services (2.3%):			
Live Nation Entertainment, Inc. (a)	54,344	$	3,790
The Trade Desk, Inc., Class A (a)	90,300		4,048
			7,838
Consumer Discretionary (14.0%):			
AutoZone, Inc. (a)	2,600		6,412
Burlington Stores, Inc. (a)	23,600		4,785
Chipotle Mexican Grill, Inc. (a)	2,600		3,607
D.R. Horton, Inc.	67,800		6,044
Dollar General Corp.	17,300		4,260
Etsy, Inc. (a)	42,100		5,043
Lithia Motors, Inc.	9,700		1,986
Marriott Vacations Worldwide Corp.	25,921		3,489
NVR, Inc. (a)	900		4,151
Pool Corp.	15,000		4,535
Ross Stores, Inc.	37,400		4,341
			48,653
Consumer Staples (4.0%):			
Casey's General Stores, Inc.	29,100		6,529
Church & Dwight Co., Inc.	23,900		1,926
Performance Food Group Co. (a)	92,700		5,413
			13,868
Energy (5.2%):			
Cheniere Energy, Inc.	44,700		6,703
Diamondback Energy, Inc.	43,600		5,964
EOG Resources, Inc.	42,000		5,440
			18,107
Financials (10.7%):			
Brown & Brown, Inc.	64,900		3,697
East West Bancorp, Inc.	67,700		4,461
Evercore, Inc.	32,300		3,523
FactSet Research Systems, Inc.	12,800		5,136
Kinsale Capital Group, Inc.	21,100		5,518
MSCI, Inc.	14,400		6,699
W.R. Berkley Corp.	110,350		8,008
			37,042
Health Care (14.1%):			
Agilent Technologies, Inc.	50,793		7,601
Dexcom, Inc. (a)	50,500		5,719
Halozyme Therapeutics, Inc. (a)	121,500		6,913
Insulet Corp. (a)	18,000		5,299
Intra-Cellular Therapies, Inc. (a)	47,500		2,514
IQVIA Holdings, Inc. (a)	28,200		5,778
Medpace Holdings, Inc. (a)	29,100		6,181
Neurocrine Biosciences, Inc. (a)	42,900		5,124
Zoetis, Inc.	26,530		3,888
			49,017
Industrials (17.3%):			
Advanced Drainage Systems, Inc.	20,900		1,713
AMETEK, Inc.	40,400		5,645
Chart Industries, Inc. (a)	34,400		3,964
Copa Holdings SA (a)	40,000		3,327
CoStar Group, Inc. (a)	71,800		5,549
HEICO Corp.	43,600		6,699
IDEX Corp.	28,400		6,484
Old Dominion Freight Line, Inc.	13,450		3,817
Regal Rexnord Corp.	17,700		2,124
TFI International, Inc.	44,100		4,420
The Middleby Corp. (a)	14,000		1,875
Trane Technologies PLC	36,600		6,152
Verisk Analytics, Inc.	15,800		2,787
WESCO International, Inc. (a)	43,500		5,446
			60,002

See notes to financial statements.
37

Victory Portfolios
Victory Munder Mid-Cap Core Growth Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description	Shares		Value
Information Technology (17.2%):			
Amphenol Corp., Class A	81,320	$	6,192
CDW Corp.	41,759		7,457
Crowdstrike Holdings, Inc., Class A (a)	26,700		2,811
CyberArk Software Ltd. (a)	22,300		2,891
Enphase Energy, Inc. (a)	5,600		1,484
Fair Isaac Corp. (a)	12,700		7,602
Keysight Technologies, Inc. (a)	34,700		5,936
KLA Corp.	9,300		3,506
Monolithic Power Systems, Inc.	12,600		4,456
Paylocity Holding Corp. (a)	17,800		3,458
Synopsys, Inc. (a)	24,000		7,663
Teledyne Technologies, Inc. (a)	15,600		6,239
			59,695
Materials (5.6%):			
Avery Dennison Corp.	40,900		7,403
FMC Corp.	56,800		7,088
Freeport-McMoRan, Inc.	76,000		2,888
Louisiana-Pacific Corp.	34,100		2,019
			19,398
Real Estate (4.7%):			
Digital Realty Trust, Inc.	17,046		1,709
SBA Communications Corp.	18,003		5,046
Sun Communities, Inc.	33,716		4,821
VICI Properties, Inc.	140,200		4,543
			16,119
Utilities (4.2%):			
Atmos Energy Corp.	49,400		5,536
Essential Utilities, Inc.	40,300		1,924
Sempra Energy	45,139		6,976
			14,436
Total Common Stocks (Cost $272,981)			344,175
Total Investments (Cost $272,981) — 99.3%			344,175
Other assets in excess of liabilities — 0.7%			2,330
NET ASSETS - 100.00%		$	346,505

(a) Non-income producing security.

PLC—Public Limited Company

See notes to financial statements.
38

Victory Portfolios
Victory Trivalent International Fund — Core Equity

Schedule of Portfolio Investments
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description	Shares	Value
Common Stocks (98.1%)		
Australia (4.7%):		
Consumer Discretionary (0.3%):		
Aristocrat Leisure Ltd.	25,881	$ 533
Energy (0.9%):		
Santos Ltd.	147,322	724
Woodside Energy Group Ltd.	43,719	1,059
		1,783
Financials (1.7%):		
Macquarie Group Ltd.	6,345	716
National Australia Bank Ltd.	85,361	1,733
QBE Insurance Group Ltd.	75,812	687
		3,136
Industrials (0.4%):		
Qantas Airways Ltd. (a)	190,148	770
Materials (0.8%):		
Mineral Resources Ltd.	15,996	839
Rio Tinto Ltd.	7,999	631
		1,470
Real Estate (0.6%):		
Charter Hall Group	79,425	644
Goodman Group	48,738	573
		1,217
		8,909
Austria (0.5%):		
Industrials (0.5%):		
ANDRITZ AG	17,446	999
Brazil (1.9%):		
Energy (0.6%):		
Petro Rio SA (a)	152,200	1,072
Financials (0.5%):		
Banco do Brasil SA	146,600	949
Materials (0.5%):		
Gerdau SA, Preference Shares	169,700	933
Utilities (0.3%):		
Cia Energetica de Minas Gerais, Preference Shares	323,350	669
		3,623
Canada (6.7%):		
Consumer Discretionary (0.4%):		
BRP, Inc. (b)	10,928	833
Energy (1.1%):		
ARC Resources Ltd.	37,512	506
Headwater Exploration, Inc.	125,512	549
Parex Resources, Inc.	32,563	485
Suncor Energy, Inc.	19,265	611
		2,151
Financials (3.2%):		
Element Fleet Management Corp.	89,793	1,224

See notes to financial statements.
39

Victory Portfolios
Victory Trivalent International Fund — Core Equity

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Amounts in Thousands, Except for Shares)

(Unaudited)

Security Description	Shares		Value
Fairfax Financial Holdings Ltd.	2,101	$	1,245
National Bank of Canada	18,207		1,227
Sun Life Financial, Inc.	21,035		976
The Toronto-Dominion Bank	21,945		1,421
			6,093
Industrials (0.4%):			
Finning International, Inc.	27,160		675
Materials (1.6%):			
Nutrien Ltd.	14,048		1,026
Stella-Jones, Inc.	26,930		965
Teck Resources Ltd., Class B	28,123		1,063
			3,054
			12,806
Chile (0.3%):			
Consumer Staples (0.3%):			
Cencosud SA	384,409		633
China (7.4%):			
Communication Services (1.4%):			
Baidu, Inc., Class A (a)	68,850		982
Tencent Holdings Ltd.	39,100		1,658
			2,640
Consumer Discretionary (2.2%):			
Alibaba Group Holding Ltd. (a)	159,896		1,755
BYD Co. Ltd., Class H	29,000		711
Guangzhou Automobile Group Co. Ltd., Class H	870,000		583
New Oriental Education & Technology Group, Inc. (a)	198,000		698
Yadea Group Holdings Ltd. (c)	332,000		553
			4,300
Consumer Staples (0.3%):			
Tsingtao Brewery Co. Ltd., Class H	62,000		610
Financials (1.5%):			
Agricultural Bank of China Ltd., Class H	1,600,000		547
Bank of China Ltd., Class H	2,233,275		808
China Construction Bank Corp., Class H	1,304,000		816
PICC Property & Casualty Co. Ltd., Class H	648,000		613
			2,784
Health Care (0.3%):			
CSPC Pharmaceutical Group Ltd.	512,000		533
Industrials (0.7%):			
China Railway Group Ltd., Class H	1,591,000		835
COSCO SHIPPING Holdings Co. Ltd., Class H	450,150		458
			1,293
Information Technology (0.3%):			
Xiaomi Corp., Class B (a)(c)	408,600		567
Materials (0.7%):			
Anhui Conch Cement Co. Ltd., Class H	246,500		859
Ganfeng Lithium Group Co. Ltd., Class H (c)	66,600		494
			1,353
			14,080

See notes to financial statements.
40

Victory Portfolios
Victory Trivalent International Fund — Core Equity

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description	Shares	Value
Denmark (2.4%):		
Consumer Discretionary (0.3%):		
Pandora A/S	9,654	$ 683
Health Care (1.7%):		
Novo Nordisk A/S, Class B	23,256	3,161
Industrials (0.4%):		
AP Moller - Maersk A/S, Class B	348	779
		4,623
Finland (0.9%):		
Information Technology (0.4%):		
Nokia Oyj	173,644	807
Utilities (0.5%):		
Fortum Oyj	51,892	864
		1,671
France (7.4%):		
Communication Services (0.6%):		
Publicis Groupe SA	18,426	1,177
Consumer Discretionary (1.6%):		
LVMH Moet Hennessy Louis Vuitton SE	4,248	3,091
Consumer Staples (0.7%):		
Pernod Ricard SA	6,810	1,339
Financials (0.9%):		
AXA SA	24,844	692
BNP Paribas SA	18,990	1,081
		1,773
Health Care (0.4%):		
EssilorLuxottica SA	3,707	671
Industrials (1.5%):		
Cie de Saint-Gobain	19,477	953
Eiffage SA	7,887	776
Rexel SA	37,088	733
Teleperformance	1,861	445
		2,907
Information Technology (1.0%):		
Capgemini SE	6,567	1,098
Edenred	12,740	693
		1,791
Materials (0.4%):		
Arkema SA	7,407	666
Real Estate (0.3%):		
Klepierre SA	27,268	629
		14,044
Germany (5.8%):		
Communication Services (0.9%):		
Deutsche Telekom AG	89,774	1,786

See notes to financial statements.
41

Victory Portfolios
Victory Trivalent International Fund — Core Equity

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description	Shares	Value
Consumer Discretionary (0.6%):		
Mercedes-Benz Group AG	18,139	$ 1,186
Energy (0.4%):		
VERBIO Vereinigte BioEnergie AG	11,094	719
Financials (0.6%):		
Hannover Rueck SE	5,263	1,038
Health Care (1.4%):		
Bayer AG, Registered Shares	20,812	1,071
Merck KGaA	7,744	1,494
		2,565
Industrials (1.0%):		
Brenntag SE	10,769	686
Daimler Truck Holding AG (a)	20,591	633
MTU Aero Engines AG	3,095	666
		1,985
Information Technology (0.9%):		
Infineon Technologies AG	38,665	1,175
SAP SE	5,245	542
		1,717
		10,996
Hong Kong (2.0%):		
Consumer Staples (0.2%):		
WH Group Ltd. (c)	824,500	481
Financials (0.3%):		
BOC Hong Kong Holdings Ltd.	199,500	677
Industrials (0.4%):		
CK Hutchison Holdings Ltd.	117,000	701
Information Technology (0.4%):		
Lenovo Group Ltd.	864,000	704
Real Estate (0.4%):		
CK Asset Holdings Ltd.	121,895	748
Utilities (0.3%):		
Kunlun Energy Co. Ltd.	760,000	540
		3,851
India (3.9%):		
Consumer Discretionary (0.3%):		
Mahindra & Mahindra Ltd.	37,698	567
Consumer Staples (0.4%):		
Varun Beverages Ltd.	45,481	726
Energy (0.6%):		
Reliance Industries Ltd.	36,543	1,122
Financials (1.1%):		
Canara Bank	387,198	1,556
ICICI Bank Ltd.	55,961	602
		2,158
Information Technology (0.6%):		
LTIMindtree Ltd. (c)	9,873	520

See notes to financial statements.
42

Victory Portfolios
Victory Trivalent International Fund — Core Equity

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description	Shares	Value
Tata Consultancy Services Ltd.	13,601	$ 535
		1,055
Materials (0.5%):		
UPL Ltd.	102,771	888
Utilities (0.4%):		
Power Grid Corp. of India Ltd.	318,853	822
		7,338
Israel (1.0%):		
Financials (0.3%):		
Bank Leumi Le-Israel BM	67,497	563
Health Care (0.3%):		
Inmode Ltd. (a)	18,575	663
Information Technology (0.4%):		
Nice Ltd. (a)	3,889	749
		1,975
Italy (0.9%):		
Industrials (0.3%):		
Leonardo SpA	75,301	649
Utilities (0.6%):		
Enel SpA	139,799	752
Iren SpA	231,813	364
		1,116
		1,765
Japan (13.3%):		
Communication Services (1.0%):		
Nintendo Co. Ltd.	16,000	673
Nippon Telegraph & Telephone Corp.	41,800	1,192
		1,865
Consumer Discretionary (1.5%):		
Bandai Namco Holdings, Inc.	8,700	545
Isuzu Motors Ltd.	97,800	1,134
Rinnai Corp.	8,000	595
Subaru Corp.	39,600	600
		2,874
Consumer Staples (1.0%):		
Ajinomoto Co., Inc.	33,300	1,018
Seven & i Holdings Co. Ltd.	19,900	853
		1,871
Financials (2.1%):		
Mizuho Financial Group, Inc.	72,310	1,019
ORIX Corp.	44,600	714
Sumitomo Mitsui Financial Group, Inc.	38,125	1,534
Tokio Marine Holdings, Inc.	36,600	782
		4,049
Health Care (1.2%):		
Nippon Shinyaku Co. Ltd.	11,300	641
Olympus Corp.	36,600	646
Ono Pharmaceutical Co. Ltd.	40,900	956
		2,243

See notes to financial statements.
43

Victory Portfolios
Victory Trivalent International Fund — Core Equity

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description	Shares		Value
Industrials (3.7%):			
Fuji Electric Co. Ltd.	20,500	$	774
Hitachi Ltd.	13,200		664
ITOCHU Corp.	49,700		1,560
Komatsu Ltd.	47,000		1,016
Mitsui & Co. Ltd.	42,100		1,226
NIPPON EXPRESS HOLDINGS, Inc.	13,600		777
Nippon Yusen KK (b)	43,500		1,026
			7,043
Information Technology (1.7%):			
Advantest Corp.	11,100		711
Canon, Inc.	25,400		550
Fujitsu Ltd.	7,400		987
TDK Corp.	28,300		921
			3,169
Materials (0.7%):			
Shin-Etsu Chemical Co. Ltd.	6,300		769
Tosoh Corp.	57,400		683
			1,452
Real Estate (0.4%):			
Mitsui Fudosan Co. Ltd.	38,700		707
			25,273
Korea, Republic Of (3.2%):			
Communication Services (0.8%):			
Cheil Worldwide, Inc.	33,988		621
JYP Entertainment Corp.	18,216		979
			1,600
Consumer Discretionary (0.3%):			
Kia Corp.	13,272		624
Financials (0.4%):			
Hana Financial Group, Inc.	21,285		709
Industrials (0.4%):			
Samsung Engineering Co. Ltd. (a)	37,663		666
Information Technology (1.3%):			
LG Innotek Co. Ltd.	5,100		1,029
Samsung Electronics Co. Ltd.	16,689		732
Samsung SDI Co. Ltd.	1,484		697
			2,458
			6,057
Luxembourg (1.3%):			
Energy (0.5%):			
Tenaris SA	56,126		984
Health Care (0.4%):			
Eurofins Scientific SE	9,056		650
Materials (0.4%):			
ArcelorMittal SA	29,487		778
			2,412

See notes to financial statements.
44

Victory Portfolios
Victory Trivalent International Fund — Core Equity

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description	Shares	Value
Malaysia (0.6%):		
Financials (0.6%):		
RHB Bank Bhd	929,500	$ 1,223
Mexico (0.5%):		
Consumer Staples (0.5%):		
Arca Continental SAB de CV	114,670	931
Netherlands (3.2%):		
Consumer Staples (1.1%):		
Heineken NV	6,828	643
Koninklijke Ahold Delhaize NV	49,154	1,413
		2,056
Financials (0.8%):		
ING Groep NV	69,479	846
NN Group NV	17,768	727
		1,573
Health Care (0.5%):		
QIAGEN NV (a)	17,537	881
Industrials (0.2%):		
Signify NV (c)	14,226	479
Information Technology (0.6%):		
STMicroelectronics NV	32,984	1,172
		6,161
Norway (1.4%):		
Consumer Staples (0.4%):		
Mowi ASA	38,571	658
Energy (0.6%):		
Equinor ASA	18,961	681
Var Energi ASA (b)	156,049	540
		1,221
Materials (0.4%):		
Yara International ASA	18,166	799
		2,678
Qatar (0.3%):		
Communication Services (0.3%):		
Ooredoo QPSC	226,599	576
Russian Federation (0.0%):(d)		
Consumer Staples (0.0%):(d)		
Magnit PJSC, GDR (a)(e)(f)(g)(h)	36,370	—(i)
Energy (0.0%):(d)		
LUKOIL PJSC, ADR (a)(e)(f)(g)(h)	8,489	1
Financials (0.0%):(d)		
Sberbank of Russia PJSC (a)(e)(f)(g)(h)	220,230	1
		2

See notes to financial statements.
45

Victory Portfolios
Victory Trivalent International Fund — Core Equity

Schedule of Portfolio Investments *— continued*
December 31, 2022

(Amounts in Thousands, Except for Shares)

(Unaudited)

Security Description	Shares	Value
Saudi Arabia (0.8%):		
Energy (0.3%):		
Saudi Arabian Oil Co. (c)	55,985	$ 480
Financials (0.5%):		
Alinma Bank	109,658	950
		1,430
Singapore (1.6%):		
Consumer Staples (0.7%):		
Wilmar International Ltd.	394,600	1,230
Financials (0.5%):		
DBS Group Holdings Ltd.	39,900	1,010
Utilities (0.4%):		
Sembcorp Industries Ltd.	329,800	833
		3,073
South Africa (0.7%):		
Energy (0.3%):		
Exxaro Resources Ltd.	42,429	544
Financials (0.4%):		
Absa Group Ltd.	60,454	687
		1,231
Spain (1.9%):		
Financials (0.9%):		
Banco Santander SA	310,235	928
Bankinter SA	102,410	686
		1,614
Utilities (1.0%):		
Corp. ACCIONA Energias Renovables SA	24,864	961
Iberdrola SA	83,227	971
		1,932
		3,546
Sweden (1.7%):		
Consumer Discretionary (0.5%):		
Evolution AB (c)	10,212	995
Industrials (0.8%):		
Atlas Copco AB, Class A	58,801	697
Volvo AB, Class B	44,676	808
		1,505
Materials (0.4%):		
Boliden AB	20,232	760
		3,260
Switzerland (6.7%):		
Consumer Discretionary (0.9%):		
Cie Financiere Richemont SA, Registered Shares	13,527	1,754
Consumer Staples (1.5%):		
Coca-Cola HBC AG	35,497	839

See notes to financial statements.
46

Victory Portfolios
Victory Trivalent International Fund — Core Equity

Schedule of Portfolio Investments *— continued*
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description	Shares	Value
Nestle SA, Registered Shares	17,821	$ 2,059
		2,898
Financials (1.4%):		
Julius Baer Group Ltd.	17,201	1,001
Swiss Life Holding AG	1,317	679
UBS Group AG	47,463	883
		2,563
Health Care (1.7%):		
Novartis AG, Registered Shares	27,124	2,455
Roche Holding AG	2,511	789
		3,244
Materials (1.2%):		
Glencore PLC	216,377	1,443
Holcim AG	17,247	893
		2,336
		12,795
Taiwan (3.8%):		
Financials (0.7%):		
Chailease Holding Co. Ltd.	84,895	598
Fubon Financial Holding Co. Ltd.	417,730	764
		1,362
Health Care (0.7%):		
Lotus Pharmaceutical Co. Ltd.	157,000	1,253
Information Technology (2.4%):		
Delta Electronics, Inc.	85,000	788
E Ink Holdings, Inc.	90,000	471
Hon Hai Precision Industry Co. Ltd.	159,000	516
Taiwan Semiconductor Manufacturing Co. Ltd.	190,000	2,760
		4,535
		7,150
Thailand (0.5%):		
Health Care (0.5%):		
Chularat Hospital PCL	8,368,500	889
United Arab Emirates (0.4%):		
Real Estate (0.4%):		
Emaar Development PJSC (a)	636,237	764
United Kingdom (10.4%):		
Communication Services (0.6%):		
Informa PLC	96,746	722
WPP PLC	46,586	460
		1,182
Consumer Discretionary (1.5%):		
JD Sports Fashion PLC	704,367	1,070
Stellantis NV	126,988	1,804
		2,874
Consumer Staples (0.9%):		
Reckitt Benckiser Group PLC	9,959	690

See notes to financial statements.
47

Victory Portfolios
Victory Trivalent International Fund — Core Equity

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description	Shares		Value
Tesco PLC	345,462	$	931
			1,621
Energy (1.2%):			
BP PLC	292,685		1,688
Harbour Energy PLC	142,991		528
			2,216
Financials (2.3%):			
3i Group PLC	94,348		1,521
Barclays PLC	430,452		819
Legal & General Group PLC	201,307		604
Standard Chartered PLC	182,555		1,361
			4,305
Health Care (1.4%):			
AstraZeneca PLC	19,894		2,691
Industrials (1.0%):			
Ashtead Group PLC	11,496		653
BAE Systems PLC	67,068		692
RS GROUP PLC	57,090		615
			1,960
Information Technology (0.3%):			
The Sage Group PLC	68,390		616
Materials (0.4%):			
Anglo American PLC	17,794		697
Real Estate (0.4%):			
Safestore Holdings PLC	62,017		707
Utilities (0.4%):			
Drax Group PLC	92,977		788
			19,657
Total Common Stocks (Cost $187,159)			186,421
Exchange-Traded Funds (1.6%)			
United States (1.6%):			
iShares Core MSCI EAFE ETF	27,337		1,685
iShares Core MSCI Emerging Markets ETF	27,876		1,301
			2,986
Total Exchange-Traded Funds (Cost $3,476)			2,986
Collateral for Securities Loaned (0.9%)^			
United States (0.9%):			
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.14% (j)	430,556		429
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.13% (j)	430,556		431
Invesco Government & Agency Portfolio, Institutional Shares, 4.22% (j)	430,556		431
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.08% (j)	430,556		431
Total Collateral for Securities Loaned (Cost $1,723)			1,722
Total Investments (Cost $192,358) — 100.6%			191,129
Liabilities in excess of other assets — (0.6)%			(1,181)
NET ASSETS - 100.00%		$	189,948

^ Purchased with cash collateral from securities on loan.

(a) Non-income producing security.

(b) All or a portion of this security is on loan.

See notes to financial statements.
48

Victory Portfolios Victory Trivalent International Fund — Core Equity 49 (Amounts in Thousands, Except for Shares) (Unaudited) Schedule of Portfolio Investments — continued December 31, 2022 See notes to financial statements. (c) Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of December 31, 2022, the fair value of these securities was $4,570 (thousands) and amounted to 2.4% of net assets. (d) Amount represents less than 0.05% of net assets. (e) The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2022, illiquid securities were less than 0.05% of net assets. (f) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of December 31, 2022. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements) (g) Restricted security due to trading restrictions. Russian sanctioned entity by the United States Government. (h) The following table details the earliest acquisition date and cost of the Fund's Russian sanctioned restricted securities at December 31, 2022 (amounts in thousands). Security Name Acquisition Date Cost LUKOIL PJSC, ADR ......................................... 8/21/2019 $729 Magnit PJSC, GDR .......................................... 10/29/2021 671 Sberbank of Russia PJSC ...................................... 12/9/2016 752 (i) Rounds to less than $1 thousand. (j) Rate disclosed is the daily yield on December 31, 2022. ADR—American Depositary Receipt ETF—Exchange-Traded Fund GDR—Global Depositary Receipt PCL—Public Company Limited PLC—Public Limited Company

Victory Portfolios
Victory Trivalent International Small-Cap Fund

Schedule of Portfolio Investments
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description	Shares	Value
Common Stocks (99.1%)		
Australia (6.2%):		
Communication Services (0.3%):		
Nine Entertainment Co. Holdings Ltd.	6,276,721	$ 7,829
Consumer Discretionary (0.8%):		
JB Hi-Fi Ltd.	383,815	10,937
Super Retail Group Ltd.	1,427,725	10,360
		21,297
Consumer Staples (0.4%):		
Elders Ltd.	1,647,060	11,303
Energy (0.5%):		
Beach Energy Ltd.	11,583,588	12,575
Financials (0.4%):		
Bank of Queensland Ltd.	2,341,155	10,945
Industrials (0.4%):		
Seven Group Holdings Ltd.	802,098	11,406
Information Technology (0.5%):		
Technology One Ltd.	1,630,559	14,481
Materials (2.2%):		
Allkem Ltd. (a)	2,687,768	20,357
CSR Ltd.	2,445,694	7,819
Iluka Resources Ltd.	2,828,678	18,191
Incitec Pivot, Ltd.	5,599,733	14,252
		60,619
Real Estate (0.7%):		
Charter Hall Group	1,003,641	8,140
Region RE Ltd.	5,128,064	9,433
		17,573
		168,028
Canada (10.6%):		
Consumer Discretionary (1.2%):		
AutoCanada, Inc. (a)	372,048	6,406
BRP, Inc. (b)	360,703	27,504
		33,910
Energy (2.4%):		
ARC Resources Ltd. (b)	670,628	9,041
Headwater Exploration, Inc. (b)	2,431,763	10,634
NuVista Energy Ltd. (a)(b)	953,744	8,792
Parex Resources, Inc.	998,116	14,856
Vermilion Energy, Inc. (b)	456,083	8,075
Whitecap Resources, Inc.	1,870,485	14,839
		66,237
Financials (0.9%):		
Element Fleet Management Corp.	1,345,105	18,332
Laurentian Bank of Canada (b)	314,738	7,509
		25,841
Industrials (1.4%):		
ATS Corp. (a)	506,658	15,752
Finning International, Inc.	873,664	21,722
		37,474

See notes to financial statements.
50

Victory Portfolios
Victory Trivalent International Small-Cap Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Amounts in Thousands, Except for Shares)

(Unaudited)

Security Description	Shares		Value
Information Technology (1.1%):			
Celestica, Inc. (a)	1,384,102	$	15,602
The Descartes Systems Group, Inc. (a)	187,345		13,062
			28,664
Materials (2.2%):			
Aginco Eagle Mines Ltd.	1		—(c)
Alamos Gold, Inc.	1,524,282		15,414
Canfor Corp. (a)(b)	600,382		9,450
Dundee Precious Metals, Inc.	1,776,109		8,541
OceanaGold Corp. (a)	5,696,810		10,857
Stella-Jones, Inc. (b)	397,527		14,247
			58,509
Real Estate (1.1%):			
Boardwalk Real Estate Invest (b)	429,552		15,684
Tricon Residential, Inc.	1,682,257		12,973
			28,657
Utilities (0.3%):			
TransAlta Corp.	928,242		8,303
			287,595
Denmark (1.3%):			
Financials (0.6%):			
Jyske Bank A/S, Registered Shares (a)	233,996		15,175
Health Care (0.3%):			
Bavarian Nordic A/S (a).	258,617		7,970
Industrials (0.4%):			
ISS A/S (a)	526,970		11,156
			34,301
Finland (1.6%):			
Industrials (1.1%):			
Konecranes Oyj	348,649		10,747
Valmet Oyj	653,889		17,649
			28,396
Information Technology (0.5%):			
TietoEVRY Oyj	479,618		13,638
			42,034
France (8.5%):			
Consumer Discretionary (0.8%):			
La Francaise des Jeux SAEM (d)	310,915		12,509
Renault SA (a)	260,852		8,703
			21,212
Energy (1.0%):			
Technip Energies NV	518,329		8,148
Vallourec SA (a)	1,377,126		18,144
			26,292
Health Care (0.4%):			
Ipsen SA (b)	88,226		9,488
Industrials (3.1%):			
Eiffage SA	252,593		24,843
Elis SA	939,985		13,873
Nexans SA	139,841		12,655
Rexel SA	848,106		16,772

See notes to financial statements.

51

Victory Portfolios
Victory Trivalent International Small-Cap Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Amounts in Thousands, Except for Shares)

(Unaudited)

Security Description	Shares	Value
SPIE SA	621,337	$ 16,199
		84,342
Information Technology (1.6%):		
Edenred	250,147	13,612
SOITEC (a)	77,996	12,800
Sopra Steria Group	113,716	17,215
		43,627
Materials (0.5%):		
Arkema SA	164,978	14,837
Real Estate (1.1%):		
Klepierre SA	819,560	18,913
Nexity SA	403,678	11,274
		30,187
		229,985
Germany (6.8%):		
Communication Services (1.2%):		
CTS Eventim AG & Co. KGaA (a)	197,506	12,536
Freenet AG	597,902	12,999
United Internet AG, Registered Shares	406,686	8,199
		33,734
Consumer Discretionary (0.9%):		
Hugo Boss AG	242,100	13,994
Vitesco Technologies Group AG (a)	195,573	11,306
		25,300
Energy (0.3%):		
VERBIO Vereinigte BioEnergie AG	123,973	8,036
Financials (0.4%):		
Deutsche Pfandbriefbank AG (d)	1,437,633	11,136
Health Care (0.6%):		
Gerresheimer AG	229,491	15,350
Industrials (1.0%):		
GEA Group AG	396,119	16,107
Rheinmetall AG	53,741	10,697
		26,804
Information Technology (1.1%):		
AIXTRON SE	528,458	15,203
Bechtle AG (b)	387,415	13,693
		28,896
Materials (0.9%):		
Aurubis AG	155,295	12,640
LANXESS AG	258,822	10,384
		23,024
Utilities (0.4%):		
Encavis AG	525,401	10,388
		182,668
Hong Kong (1.6%):		
Consumer Discretionary (0.4%):		
Melco Resorts & Entertainment Ltd., ADR (a)	872,064	10,029

See notes to financial statements.
52

Victory Portfolios
Victory Trivalent International Small-Cap Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description	Shares	Value
Health Care (0.2%):		
The United Laboratories International Holdings Ltd.	9,352,000	$ 5,839
Industrials (0.3%):		
Pacific Basin Shipping Ltd.	29,415,000	9,910
Information Technology (0.3%):		
ASM Pacific Technology Ltd.	1,074,300	7,630
Real Estate (0.4%):		
Hysan Development Co. Ltd.	3,449,000	11,170
		44,578
Ireland (2.0%):		
Consumer Discretionary (0.3%):		
Dalata Hotel Group PLC (a)	2,693,005	9,329
Consumer Staples (0.5%):		
Glanbia PLC	1,097,620	13,899
Financials (1.2%):		
Bank of Ireland Group PLC	3,254,190	31,006
		54,234
Isle of Man (0.3%):		
Consumer Discretionary (0.3%):		
Playtech PLC (a)	1,546,569	9,487
Israel (1.3%):		
Communication Services (0.8%):		
Perion Network Ltd. (a)	842,610	21,318
Health Care (0.5%):		
Inmode Ltd. (a)	407,239	14,538
		35,856
Italy (2.2%):		
Financials (0.5%):		
Banco Bpm SpA	3,937,098	14,033
Industrials (0.3%):		
Leonardo SpA	936,479	8,076
Information Technology (0.6%):		
Reply SpA	140,513	16,117
Materials (0.5%):		
Buzzi Unicem SpA	625,289	12,048
Utilities (0.3%):		
Iren SpA	5,214,790	8,189
		58,463
Japan (22.6%):		
Communication Services (0.9%):		
Internet Initiative Japan, Inc.	1,295,600	24,006
Consumer Discretionary (4.3%):		
Asics Corp.	371,300	8,163
J Front Retailing Co., Ltd.	1,346,900	12,225
Komeri Co. Ltd.	439,900	9,120

See notes to financial statements.
53

Victory Portfolios
Victory Trivalent International Small-Cap Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Amounts in Thousands, Except for Shares)

(Unaudited)

Security Description	Shares		Value
Nextage Co. Ltd.	424,200	$	8,139
Resorttrust, Inc.	645,400		11,488
Rinnai Corp.	157,400		11,715
Sankyo Co. Ltd.	321,100		13,121
Shimamura Co. Ltd.	134,800		13,435
Sumitomo Forestry Co. Ltd. (b)	477,700		8,444
Tokyotokeiba Co. Ltd.	270,700		7,754
Toyo Tire Corp.	1,053,900		11,864
			115,468
Consumer Staples (1.0%):			
Morinaga Milk Industry Co. Ltd.	214,500		8,147
Nissui Corp.	2,184,600		9,100
Toyo Suisan Kaisha Ltd.	241,600		9,309
			26,556
Financials (1.5%):			
AEON Financial Service Co. Ltd.	1,124,500		11,888
Fuyo General Lease Co. Ltd.	139,000		9,063
Mebuki Financial Group, Inc.	3,882,800		9,869
Zenkoku Hosho Co. Ltd.	258,100		9,890
			40,710
Health Care (1.8%):			
Eiken Chemical Co. Ltd.	639,300		8,264
Jeol Ltd.	216,300		5,817
Miraca Holdings, Inc.	592,400		12,941
Sawai Group Holdings Co. Ltd.	281,700		8,791
Suzuken Co. Ltd.	458,900		12,418
			48,231
Industrials (5.8%):			
BayCurrent Consulting, Inc.	410,700		12,787
CKD Corp.	722,400		10,237
Daihen Corp.	297,300		8,700
Ebara Corp.	280,800		10,004
Fujikura Ltd.	1,867,500		14,040
FULLCAST Holdings Co. Ltd.	499,200		10,664
Infroneer Holdings, Inc.	1,532,200		11,646
JGC Holdings Corp.	703,900		8,924
Organo Corp.	402,500		8,935
Sankyu, Inc.	268,300		9,818
Sanwa Holdings Corp.	1,031,900		9,502
Takeuchi Manufacturing Co. Ltd.	520,800		11,437
TechnoPro Holdings, Inc.	495,600		13,196
Ushio, Inc.	854,800		10,483
Visional, Inc. (a)	115,600		7,658
			158,031
Information Technology (3.0%):			
Alps Alpine Co. Ltd.	1,144,000		10,342
Fuji Soft, Inc.	199,700		11,453
Net One Systems Co. Ltd.	393,700		10,254
Nichicon Corp.	1,012,300		9,350
Nippon Electric Glass Co. Ltd. (b)	480,100		8,522
Shinko Electric Industries Co. Ltd.	866,600		22,059
Tokyo Seimitsu Co. Ltd.	287,800		9,300
			81,280
Materials (2.3%):			
Daido Steel Co. Ltd.	309,100		10,074
Kaneka Corp.	525,200		13,062
Rengo Co. Ltd.	2,426,100		16,651
Tokyo Ohka Kogyo Co. Ltd.	258,500		11,686

See notes to financial statements.
54

Victory Portfolios
Victory Trivalent International Small-Cap Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description	Shares	Value
Zeon Corp.	965,300	$ 9,715
		61,188
Real Estate (1.6%):		
Invincible Investment Corp.	27,013	10,469
Kenedix Office Investment Corp.	3,377	8,203
Nippon Accommodations Fund, Inc.	2,090	9,590
Starts Corp., Inc.	388,100	7,679
Tokyo Tatemono Co., Ltd.	707,200	8,563
		44,504
Utilities (0.4%):		
West Holdings Corp. (b)	306,900	10,214
		610,188
Korea, Republic Of (4.9%):		
Communication Services (0.6%):		
JYP Entertainment Corp.	277,893	14,930
Consumer Discretionary (0.6%):		
Coway Co. Ltd.	155,061	6,885
Youngone Corp.	269,059	10,043
		16,928
Consumer Staples (0.4%):		
Lotte Chilsung Beverage Co. Ltd.	86,628	12,136
Health Care (1.3%):		
Dentium Co. Ltd.	171,228	13,584
HK inno N Corp.	297,684	8,771
Osstem Implant Co. Ltd.	120,977	13,237
		35,592
Industrials (0.6%):		
Samsung Engineering Co. Ltd. (a)	843,909	14,931
Information Technology (1.1%):		
Daeduck Electronics Co. Ltd.	576,914	8,700
LEENO Industrial, Inc.	85,333	10,545
LG Innotek Co. Ltd.	55,842	11,263
		30,508
Materials (0.3%):		
LOTTE Fine Chemical Co. Ltd.	182,032	8,182
		133,207
Netherlands (3.5%):		
Financials (0.8%):		
ASR Nederland NV	469,024	22,282
Health Care (0.4%):		
Pharming Group NV (a)(b)	8,318,501	9,682
Industrials (1.4%):		
Fugro NV (a)	1,009,879	12,123
IMCD NV	54,653	7,816
Signify NV (d)	526,142	17,709
		37,648
Information Technology (0.4%):		
BE Semiconductor Industries NV	160,828	9,800

See notes to financial statements.
55

Victory Portfolios
Victory Trivalent International Small-Cap Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Amounts in Thousands, Except for Shares)

(Unaudited)

Security Description	Shares	Value
Materials (0.5%):		
OCI NV	398,762	$ 14,255
		93,667
Norway (0.3%):		
Financials (0.3%):		
Sparebanken Vest	766,809	7,248
Singapore (1.2%):		
Real Estate (0.5%):		
Frasers Logistics & Commercial Trust	14,906,700	12,910
Utilities (0.7%):		
Sembcorp Industries Ltd.	8,221,100	20,761
		33,671
Spain (3.1%):		
Financials (0.8%):		
Bankinter SA	3,245,471	21,740
Industrials (0.9%):		
Applus Services SA	1,161,606	7,996
Cia de Distribucion Integral Logista Holdings SA	656,899	16,562
		24,558
Materials (0.5%):		
Acerinox SA	1,331,378	13,159
Real Estate (0.5%):		
Merlin Properties Socimi SA	1,404,074	13,167
Utilities (0.4%):		
Corp. ACCIONA Energias Renovables SA	283,578	10,956
		83,580
Sweden (2.4%):		
Financials (0.4%):		
Avanza Bank Holding AB (b)	509,512	10,940
Industrials (1.0%):		
Hexatronic Group AB	539,493	7,354
Loomis AB	269,699	7,396
Trelleborg AB, Class B	539,943	12,479
		27,229
Information Technology (0.4%):		
Sinch AB (a)(b)(d)	2,764,945	10,196
Real Estate (0.6%):		
Cibus Nordic Real Estate AB	488,194	6,719
Wihlborgs Fastigheter AB	1,120,132	8,463
		15,182
		63,547
Switzerland (5.9%):		
Consumer Staples (0.4%):		
Coca-Cola HBC AG	458,077	10,826
Financials (1.5%):		
Julius Baer Group Ltd.	302,160	17,591

See notes to financial statements.
56

Victory Portfolios
Victory Trivalent International Small-Cap Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Amounts in Thousands, Except for Shares)

(Unaudited)

Security Description	Shares	Value
Swissquote Group Holding SA, Registered Shares	87,879	$ 12,680
Vontobel Holding AG, Class R	176,795	11,729
		42,000
Health Care (1.8%):		
Galenica AG (d)	234,669	19,152
Siegfried Holding AG	17,347	11,525
Tecan Group AG, Class R	38,288	17,144
		47,821
Industrials (1.4%):		
Bucher Industries AG, Registered Shares	41,928	17,503
Oc Oerlikon Corp. AG	1,115,819	7,319
Sulzer AG, Registered Shares	172,859	13,450
		38,272
Real Estate (0.8%):		
PSP Swiss Property AG, Registered Shares	181,992	21,385
		160,304
United Kingdom (12.3%):		
Communication Services (1.1%):		
4imprint Group PLC	223,370	11,574
Airtel Africa PLC (d)	6,254,540	8,426
Future PLC	568,714	8,667
		28,667
Consumer Discretionary (1.4%):		
Berkeley Group Holdings PLC	180,262	8,216
Inchcape PLC	1,618,667	15,978
Redrow PLC	1,444,640	7,915
Watches of Switzerland Group PLC (a)(d)	723,720	7,070
		39,179
Consumer Staples (1.0%):		
Cranswick PLC	245,766	9,110
Marks & Spencer Group PLC (a)	6,337,671	9,348
Tate Lyle PLC	1,104,896	9,464
		27,922
Energy (0.3%):		
Harbour Energy PLC	2,435,937	8,987
Financials (1.9%):		
IG Group Holdings PLC	1,283,231	12,089
Man Group PLC	4,148,752	10,672
OSB Group PLC	2,878,203	16,638
Virgin Money UK PLC	4,864,028	10,694
		50,093
Health Care (1.0%):		
Abcam PLC, ADR (a)	872,795	13,581
CVS Group PLC	557,418	12,999
		26,580
Industrials (2.2%):		
Balfour Beatty PLC	2,823,158	11,550
IMI PLC	551,906	8,617
QinetiQ Group PLC	2,458,729	10,571
RS GROUP PLC	1,191,563	12,827
Serco Group PLC	8,045,731	15,100
		58,665

See notes to financial statements.
57

Victory Portfolios
Victory Trivalent International Small-Cap Fund

Schedule of Portfolio Investments *— continued*
December 31, 2022

(Amounts in Thousands, Except for Shares)

(Unaudited)

Security Description	Shares		Value
Information Technology (1.0%):			
Computacenter PLC	628,009	$	14,581
Spirent Communications PLC	3,647,857		11,587
			26,168
Materials (0.5%):			
Endeavour Mining PLC (b)	647,745		13,866
Real Estate (1.5%):			
LondonMetric Property PLC	4,623,290		9,595
Safestore Holdings PLC	1,431,382		16,319
Savills PLC	736,327		7,332
Tritax Big Box REIT PLC	5,201,170		8,715
			41,961
Utilities (0.4%):			
Drax Group PLC	1,335,514		11,326
			333,414
United States (0.5%):			
Consumer Discretionary (0.5%):			
International Game Technology PLC	580,194		13,159
Total Common Stocks (Cost $2,642,063)			2,679,214
Exchange-Traded Funds (0.1%)			
United States (0.1%):			
Vanguard FTSE Developed Markets ETF	83,464		3,502
Total Exchange-Traded Funds (Cost $3,656)			3,502
Collateral for Securities Loaned (2.0%)^			
United States (2.0%):			
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.14% (e)	12,712,751		12,713
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.13% (e)	12,712,751		12,713
Invesco Government & Agency Portfolio, Institutional Shares, 4.22% (e)	12,712,751		12,713
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.08% (e)	12,712,751		12,713
Total Collateral for Securities Loaned (Cost $50,852)			50,852
Total Investments (Cost $2,696,571) — 101.2%			2,733,568
Liabilities in excess of other assets — (1.2)%			(31,121)
NET ASSETS - 100.00%		$	2,702,447

^ Purchased with cash collateral from securities on loan.

(a) Non-income producing security.

(b) All or a portion of this security is on loan.

(c) Rounds to less than $1 thousand.

(d) Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of December 31, 2022, the fair value of these securities was $86,197 (thousands) and amounted to 3.2% of net assets.

(e) Rate disclosed is the daily yield on December 31, 2022.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
PLC—Public Limited Company
REIT—Real Estate Investment Trust

See notes to financial statements.
58

Victory Portfolios
Victory INCORE Total Return Bond Fund

Schedule of Portfolio Investments
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description	Principal Amount	Value
Asset-Backed Securities (4.1%)		
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02%, 6/15/27, Callable 9/15/24 @ 100	$ 298	$ 292
GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class C, 1.28%, 1/19/27, Callable 4/16/25 @ 100	245	220
Home Equity Asset Trust, Series 2005-2, Class M5, 5.48% (LIBOR01M+110bps), 7/25/35, Callable 1/25/23 @ 100 (a)	43	43
JPMorgan Chase Bank NA, Series 2021-2, Class C, 0.97%, 12/26/28, Callable 6/25/25 @ 100 (b)	108	103
Santander Drive Auto Receivables Trust, Series 2021-4, Class C, 1.26%, 2/16/27, Callable 1/15/25 @ 100	283	269
Santander Retail Auto Lease Trust, Series 2021-A, Class C, 1.14%, 3/20/26, Callable 4/20/24 @ 100 (b)	674	637
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.61%, 6/10/27, Callable 1/10/25 @ 100 (b)	231	222
Westlake Automobile Receivables Trust, Series 2021-1A, Class C, 0.95%, 3/16/26, Callable 11/15/24 @ 100 (b)	332	318
Westlake Automobile Receivables Trust, Series 2021-2A, Class C, 0.89%, 7/15/26, Callable 2/15/25 @ 100 (b)	337	318
Westlake Automobile Receivables Trust, Series 2022-1A, Class C, 3.11%, 3/15/27, Callable 6/15/25 @ 100 (b)	310	294
Total Asset-Backed Securities (Cost $2,860)		2,716
Collateralized Mortgage Obligations (10.0%)		
BANK, Series 2020-BN26, Class AS, 2.69%, 3/15/63, Callable 3/15/30 @ 100	290	233
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.60%, 1/10/48, Callable 1/10/26 @ 100	153	145
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A2, 3.28%, 5/10/58, Callable 5/10/26 @ 100	163	151
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A4, 3.78%, 9/10/58, Callable 5/10/26 @ 100	463	442
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AS, 2.92%, 2/15/53, Callable 2/15/30 @ 100	257	208
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A4, 2.90%, 7/10/49, Callable 7/10/26 @ 100	244	224
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5, 3.72%, 9/15/48, Callable 5/15/26 @ 100	158	151
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A4, 3.19%, 4/10/48, Callable 4/10/25 @ 100	345	327
COMM Mortgage Trust, Series 2015-CR25, Class A4, 3.76%, 8/10/48, Callable 8/10/25 @ 100	186	178
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4, 3.81%, 11/15/48, Callable 11/15/25 @ 100	338	322
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5, 3.50%, 11/15/49, Callable 11/15/26 @ 100	137	127
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A4, 3.50%, 6/15/57, Callable 5/15/25 @ 100	212	201
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.72%, 8/15/48, Callable 8/15/25 @ 100	348	332
GS Mortgage Securities Trust, Series 2016-GS2, Class A4, 3.05%, 5/10/49, Callable 5/10/26 @ 100	162	150
GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.38%, 5/10/50, Callable 5/10/25 @ 100	162	154
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49, Callable 7/15/26 @ 100	376	343
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, 3.80%, 8/15/48, Callable 8/15/25 @ 100	143	137
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A5, 3.58%, 3/17/49, Callable 2/15/26 @ 100	419	396
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4, 3.23%, 10/15/48, Callable 4/15/25 @ 100	453	430

See notes to financial statements.
59

Victory Portfolios
Victory INCORE Total Return Bond Fund

Schedule of Portfolio Investments *— continued*
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72%, 12/15/49, Callable 1/15/27 @ 100	$ 405	$ 379
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, 3.66%, 9/15/58, Callable 8/15/25 @ 100	181	172
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 5/15/48, Callable 5/15/25 @ 100	193	183
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.81%, 12/15/48, Callable 12/15/25 @ 100	420	400
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A4, 2.92%, 11/15/49, Callable 10/15/26 @ 100	548	502
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.63%, 1/15/60, Callable 3/15/27 @ 100	311	290
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A5, 3.24%, 12/15/45, Callable 1/15/23 @ 100	80	76
Total Collateralized Mortgage Obligations (Cost $7,105)		6,653
Convertible Corporate Bonds (6.3%)		
Consumer Discretionary (1.1%):		
Booking Holdings, Inc., 0.75%, 5/1/25 (c)	305	409
Expedia Group, Inc. , 2/15/26 (d)	300	260
Ford Motor Co. , 3/15/26 (d)	95	90
		759
Energy (0.7%):		
Pioneer Natural Resources Co., 0.25%, 5/15/25	185	432
Financials (1.3%):		
Ares Capital Corp., 4.63%, 3/1/24	345	365
Barclays Bank PLC		
2/4/25 (d)	110	142
2/18/25 (d)	65	68
JPMorgan Chase Financial Co. LLC, 0.25%, 5/1/23 (b)	265	269
		844
Health Care (1.0%):		
Anthem, Inc., 2.75%, 10/15/42	50	366
Illumina, Inc. , 8/15/23 (d)	280	271
		637
Industrials (0.5%):		
Southwest Airlines Co., 1.25%, 5/1/25 (c)	300	362
Information Technology (1.5%):		
Akamai Technologies, Inc., 0.13%, 5/1/25	130	137
Block, Inc., 0.25%, 11/1/27	55	42
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100	315	299
Vishay Intertechnology, Inc., 2.25%, 6/15/25	105	102
Western Digital Corp., 1.50%, 2/1/24	430	410
		990
Real Estate (0.2%):		
Kite Realty Group LP, 0.75%, 4/1/27 (b)	180	166
Total Convertible Corporate Bonds (Cost $4,023)		4,190

	Shares	
Convertible Preferred Stocks (2.0%)		
Financials (1.2%):		
Bank of America Corp., Series L, 7.25% (e)	280	325
KKR & Co., Inc., Series C, 6.00%, 9/15/23	2,570	147

See notes to financial statements.
60

Victory Portfolios
Victory INCORE Total Return Bond Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description	Shares	Value
Wells Fargo & Co., Series L, 7.50% (e)	245	$ 290
		762
Health Care (0.1%):		
Danaher Corp., Series B, 5.00%, 4/15/23 (c)	39	53
Utilities (0.7%):		
American Electric Power Co., Inc., 6.13%, 8/15/23	1,615	83
NextEra Energy, Inc., 5.28%, 3/1/23	7,295	370
NiSource, Inc., 7.75%, 3/1/24	210	22
		475
Total Convertible Preferred Stocks (Cost $1,434)		1,290

	Principal Amount	
Corporate Bonds (32.7%)		
Communication Services (1.5%):		
AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100	$ 312	281
Comcast Corp., 3.45%, 2/1/50, Callable 8/1/49 @ 100	150	109
Hughes Satellite Systems Corp., 6.63%, 8/1/26	200	187
Sirius XM Radio, Inc., 4.13%, 7/1/30, Callable 7/1/25 @ 102.06 (b)	143	118
T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100	242	220
Verizon Communications, Inc., 3.55%, 3/22/51, Callable 9/22/50 @ 100	125	90
		1,005
Consumer Discretionary (5.4%):		
Aptiv PLC/Aptiv Corp., 3.25%, 3/1/32, Callable 12/1/31 @ 100	185	152
D.R. Horton, Inc., 2.50%, 10/15/24, Callable 9/15/24 @ 100	670	638
Dana, Inc., 5.63%, 6/15/28, Callable 6/15/23 @ 102.81	110	100
General Motors Co., 4.88%, 10/2/23	229	229
General Motors Financial Co., Inc., 4.15%, 6/19/23, Callable 5/19/23 @ 100	110	109
Lennar Corp., 5.00%, 6/15/27, Callable 12/15/26 @ 100	212	205
Marriott International, Inc., 3.60%, 4/15/24, Callable 3/15/24 @ 100	326	319
Meritage Homes Corp., 6.00%, 6/1/25, Callable 3/1/25 @ 100	63	63
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (b)	201	167
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100	198	170
NVR, Inc., 3.00%, 5/15/30, Callable 11/15/29 @ 100	267	224
O'Reilly Automotive, Inc., 4.70%, 6/15/32, Callable 3/15/32 @ 100	199	193
PulteGroup, Inc., 5.00%, 1/15/27, Callable 10/15/26 @ 100	240	238
Ross Stores, Inc., 3.38%, 9/15/24, Callable 6/15/24 @ 100	160	155
The Goodyear Tire & Rubber Co., 5.00%, 7/15/29, Callable 4/15/29 @ 100 (c)	360	300
The Goodyear Tire Rubber Co., 5.25%, 4/30/31, Callable 1/30/31 @ 100 (c)	188	158
Yum! Brands, Inc., 3.63%, 3/15/31, Callable 12/15/30 @ 100	171	143
		3,563
Consumer Staples (1.6%):		
7-Eleven, Inc., 0.80%, 2/10/24, Callable 2/6/23 @ 100 (b)	368	350
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (c)	105	103
BAT Capital Corp., 5.28%, 4/2/50, Callable 10/2/49 @ 100	167	132
Church & Dwight Co., Inc., 2.30%, 12/15/31, Callable 9/15/31 @ 100	139	111
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100	105	90
Reynolds American, Inc., 6.15%, 9/15/43	175	156
Tyson Foods, Inc., 5.10%, 9/28/48, Callable 3/28/48 @ 100	135	125
		1,067
Energy (2.7%):		
Continental Resources, Inc.		
4.50%, 4/15/23, Callable 2/6/23 @ 100	234	233
2.27%, 11/15/26, Callable 11/15/23 @ 100 (b)	267	231
Energy Transfer LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100	346	305
EOG Resources, Inc., 4.95%, 4/15/50, Callable 10/15/49 @ 100	135	129
HollyFrontier Corp., 2.63%, 10/1/23	265	257
Marathon Oil Corp., 6.60%, 10/1/37	255	254
Pioneer Natural Resources Co., 1.90%, 8/15/30, Callable 5/15/30 @ 100	251	197

See notes to financial statements.
61

Victory Portfolios
Victory INCORE Total Return Bond Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Amounts in Thousands, Except for Shares)

(Unaudited)

Security Description	Principal Amount	Value
Western Midstream Operating LP, 4.30%, 2/1/30, Callable 11/1/29 @ 100	$ 188	$ 165
		1,771
Financials (8.4%):		
Aflac, Inc., 4.75%, 1/15/49, Callable 7/15/48 @ 100	35	31
Alleghany Corp., 3.63%, 5/15/30, Callable 2/15/30 @ 100	130	121
American Express Co., 4.99% (SOFR+226bps), 5/26/33, Callable 2/26/32 @ 100 (a)	299	288
Bank of America Corp.		
4.20%, 8/26/24, MTN	160	158
2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100 (a)	340	267
Capital One Financial Corp.		
4.93% (SOFR+206bps), 5/10/28, Callable 5/10/27 @ 100 (a)	174	169
2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100 (a)	395	284
Cincinnati Financial Corp., 6.13%, 11/1/34	230	237
Citigroup, Inc.		
3.88%, 3/26/25	108	105
4.60%, 3/9/26	232	228
4.45%, 9/29/27	108	103
Fifth Third Bancorp		
1.63%, 5/5/23, Callable 4/5/23 @ 100	130	129
3.65%, 1/25/24, Callable 12/25/23 @ 100	584	575
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	290	279
Globe Life, Inc., 2.15%, 8/15/30, Callable 5/15/30 @ 100	250	197
JPMorgan Chase & Co.		
2.55% (SOFR+118bps), 11/8/32, Callable 11/8/31 @ 100 (a)	376	297
5.72% (SOFR+258bps), 9/14/33, Callable 9/14/32 @ 100 (a)	204	200
5.60%, 7/15/41	87	87
Morgan Stanley, 3.13%, 7/27/26, MTN	287	268
Old Republic International Corp., 3.85%, 6/11/51, Callable 12/11/50 @ 100	104	72
Regions Financial Corp., 1.80%, 8/12/28, Callable 6/12/28 @ 100	228	193
SVB Financial Group, 3.13%, 6/5/30, Callable 3/5/30 @ 100	373	306
The Goldman Sachs Group, Inc., 3.50%, 1/23/25, Callable 10/23/24 @ 100	275	266
Wells Fargo & Co.		
4.30%, 7/22/27, MTN	410	395
4.90%, 11/17/45	155	134
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	250	205
		5,594
Health Care (3.6%):		
AbbVie, Inc.		
3.20%, 11/21/29, Callable 8/21/29 @ 100	285	257
4.45%, 5/14/46, Callable 11/14/45 @ 100	142	123
Anthem, Inc., 2.38%, 1/15/25, Callable 12/15/24 @ 100	148	140
Baxter International, Inc.		
2.54%, 2/1/32, Callable 11/1/31 @ 100	390	311
3.50%, 8/15/46, Callable 2/15/46 @ 100	109	78
Centene Corp., 4.25%, 12/15/27, Callable 1/23/23 @ 102.13	168	158
HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100	193	176
Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 101.63 (b)	260	225
Mylan, Inc., 4.55%, 4/15/28, Callable 1/15/28 @ 100	262	243
Regeneron Pharmaceuticals, Inc., 2.80%, 9/15/50, Callable 3/15/50 @ 100	146	91
Universal Health Services, Inc.		
1.65%, 9/1/26, Callable 8/1/26 @ 100 (b)	394	338
2.65%, 10/15/30, Callable 7/15/30 @ 100 (b)	102	81
Viatris, Inc.		
2.30%, 6/22/27, Callable 4/22/27 @ 100	95	81
4.00%, 6/22/50, Callable 12/22/49 @ 100	190	118
		2,420
Industrials (3.0%):		
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	107	82
Air Lease Corp.		
0.70%, 2/15/24, Callable 1/15/24 @ 100, MTN	282	266
0.80%, 8/18/24, Callable 7/18/24 @ 100	146	135

See notes to financial statements.
62

Victory Portfolios
Victory INCORE Total Return Bond Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description	Principal Amount	Value
CSX Corp., 3.35%, 9/15/49, Callable 3/15/49 @ 100	$ 92	$ 66
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100	275	273
Hillenbrand, Inc., 5.00%, 9/15/26, Callable 7/15/26 @ 100	420	405
Honeywell International, Inc., 2.80%, 6/1/50, Callable 12/1/49 @ 100 (c)	82	59
Norfolk Southern Corp.		
2.30%, 5/15/31, Callable 2/15/31 @ 100	239	197
2.90%, 8/25/51, Callable 2/25/51 @ 100	125	81
Northrop Grumman Corp., 5.25%, 5/1/50, Callable 11/1/49 @ 100	116	115
Oshkosh Corp., 3.10%, 3/1/30, Callable 12/1/29 @ 100	140	118
Sensata Technologies, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (b)	130	108
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100	115	97
		2,002
Information Technology (2.5%):		
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	117	111
Broadcom, Inc., 5.00%, 4/15/30, Callable 1/15/30 @ 100	315	299
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100	342	339
Micron Technology, Inc., 5.33%, 2/6/29, Callable 11/6/28 @ 100	394	378
NCR Corp., 5.25%, 10/1/30, Callable 10/1/25 @ 102.63 (b)	87	72
Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100	160	142
Visa, Inc., 2.00%, 8/15/50, Callable 2/15/50 @ 100	287	170
Western Digital Corp., 2.85%, 2/1/29, Callable 12/1/28 @ 100	147	113
		1,624
Materials (0.4%):		
Newmont Corp., 2.60%, 7/15/32, Callable 4/15/32 @ 100	104	83
The Scotts Miracle-Gro Co., 4.50%, 10/15/29, Callable 10/15/24 @ 102.25 (c)	188	152
		235
Real Estate (2.3%):		
Essential Properties LP, 2.95%, 7/15/31, Callable 4/15/31 @ 100	131	95
Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 102.63 (b)	108	94
Kite Realty Group Trust, 4.00%, 3/15/25, Callable 12/15/24 @ 100 (c)	339	323
Physicians Realty LP		
3.95%, 1/15/28, Callable 10/15/27 @ 100	138	126
2.63%, 11/1/31, Callable 8/1/31 @ 100	128	100
Realty Income Corp., 5.63%, 10/13/32, Callable 7/13/32 @ 100	303	309
Regency Centers LP, 4.65%, 3/15/49, Callable 9/15/48 @ 100	114	92
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	145	138
Spirit Realty LP, 3.20%, 1/15/27, Callable 11/15/26 @ 100	266	236
		1,513
Utilities (1.3%):		
Ameren Illinois Co., 1.55%, 11/15/30, Callable 8/15/30 @ 100	225	177
Consolidated Edison Co. of New York, Inc., 6.30%, 8/15/37	250	266
Oklahoma Gas and Electric Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	190	172
Public Service Electric & Gas Co., 3.95%, 5/1/42, MTN, Callable 11/1/41 @ 100	159	133
Wisconsin Public Service Corp., 2.85%, 12/1/51, Callable 6/1/51 @ 100	174	112
		860
Total Corporate Bonds (Cost $24,930)		21,654
Residential Mortgage-Backed Securities (0.1%)		
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 5.71% (LIBOR01M+132bps), 10/25/32, Callable 1/25/23 @ 100 (a)	69	69
Total Residential Mortgage-Backed Securities (Cost $67)		69

See notes to financial statements.
63

Victory Portfolios
Victory INCORE Total Return Bond Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Amounts in Thousands, Except for Shares)

(Unaudited)

Security Description	Principal Amount	Value
Yankee Dollars (5.7%)		
Communication Services (0.3%):		
Vodafone Group PLC, 5.25%, 5/30/48	$ 193	$ 171
Consumer Staples (2.2%):		
Barry Callebaut Services NV, 5.50%, 6/15/23 (b)	638	634
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23, Callable 2/6/23 @ 100 (b)	670	663
Suntory Holdings Ltd., 2.25%, 10/16/24, Callable 9/16/24 @ 100 (b)	200	187
		1,484
Energy (0.8%):		
Ecopetrol SA, 5.88%, 9/18/23	325	323
Statoil ASA, 3.95%, 5/15/43	100	84
Total Capital International SA, 2.99%, 6/29/41, Callable 12/29/40 @ 100	195	146
		553
Financials (1.0%):		
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25, Callable 6/15/25 @ 100	150	153
HSBC Holdings PLC, 2.87% (SOFR+141bps), 11/22/32, Callable 11/22/31 @ 100 (a)	340	260
Newcrest Finance Pty Ltd.		
5.75%, 11/15/41 (b)	155	139
4.20%, 5/13/50, Callable 11/13/49 @ 100 (b)	110	78
		630
Industrials (0.4%):		
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	85	63
Canadian Pacific Railway Co., 3.10%, 12/2/51, Callable 6/2/51 @ 100	92	63
Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102 (b)	200	172
		298
Materials (0.9%):		
Anglo American Capital PLC		
2.88%, 3/17/31, Callable 12/17/30 @ 100 (b)	300	246
3.95%, 9/10/50, Callable 3/10/50 @ 100 (b)(c)	200	147
Rio Tinto Finance USA Ltd., 5.20%, 11/2/40	75	75
Vale Overseas Ltd., 6.25%, 8/10/26 (c)	143	148
		616
Utilities (0.1%):		
Iberdrola International BV, 6.75%, 9/15/33	50	52
Total Yankee Dollars (Cost $4,341)		3,804
U.S. Government Mortgage-Backed Agencies (25.5%)		
Federal Home Loan Mortgage Corp.		
9.00%, 4/1/25	4	4
7.50%, 8/1/29	7	8
Series 4395, Class PA, 2.50%, 4/15/37 - 3/1/51	1,087	941
Series 4320, Class AP, 3.50%, 7/15/39 - 3/1/52	806	739
Series 4444, Class CH, 3.00%, 1/15/41 - 3/1/52	359	318
2.00%, 3/1/51	534	437
4.00%, 6/1/52 - 10/1/52	2,415	2,270
4.50%, 6/1/52 - 8/1/52	2,457	2,366
Federal National Mortgage Association		
Series 2005-19, Class PB, 5.50%, 3/25/35	209	213
6.00%, 2/1/37	61	64
Series 2011-21, Class PA, 4.50%, 5/25/40	234	232
Series 2013-81, Class KA, 2.75%, 9/25/42	143	134
3.00%, 8/1/46 - 10/1/50	2,517	2,252
4.00%, 3/1/47 - 5/1/52	1,420	1,332
3.50%, 11/1/47 - 4/1/52	939	877
Series 2017-96, Class DA, 2.50%, 12/25/47 - 2/1/52	3,340	2,837

See notes to financial statements.
64

Victory Portfolios
Victory INCORE Total Return Bond Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description	Principal Amount	Value
2.00%, 3/1/51 - 12/1/51	$ 2,298	$ 1,881
		16,905
Total U.S. Government Mortgage-Backed Agencies (Cost $17,966)		16,905
U.S. Treasury Obligations (10.4%)		
U.S. Treasury Bonds, 4.00%, 11/15/42	2,150	2,107
U.S. Treasury Notes		
4.50%, 11/30/24	2,200	2,200
4.13%, 9/30/27	2,600	2,610
Total U.S. Treasury Obligations (Cost $6,961)		6,917
	Shares	
Collateral for Securities Loaned (2.7%)^		
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.14% (f)	446,454	447
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.13% (f)	446,454	447
Invesco Government & Agency Portfolio, Institutional Shares, 4.22% (f)	446,454	446
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.08% (f)	446,454	446
Total Collateral for Securities Loaned (Cost $1,786)		1,786
Total Investments (Cost $71,473) — 99.5%		65,984
Other assets in excess of liabilities — 0.5%		350
NET ASSETS - 100.00%		$ 66,334

^ Purchased with cash collateral from securities on loan.

(a) Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2022.

(b) Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of December 31, 2022, the fair value of these securities was $6,378 (thousands) and amounted to 9.6% of net assets.

(c) All or a portion of this security is on loan.

(d) Zero-coupon bond.

(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(f) Rate disclosed is the daily yield on December 31, 2022.

bps—Basis points
LIBOR—London Interbank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of December 31, 2022, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate

See notes to financial statements.
65

Victory Portfolios
Victory INCORE Total Return Bond Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Amounts in Thousands, Except for Shares)

(Unaudited)

Futures Contracts Purchased
(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	2	3/22/23	$ 224,101	$ 224,594	$ 493
2-Year U.S. Treasury Note Futures	1	3/31/23	204,783	205,078	295
5-Year U.S. Treasury Note Futures	24	3/31/23	2,601,497	2,590,312	(11,185)
British Pound Futures	11	3/13/23	852,363	830,775	(21,588)
Mexican Peso Futures	20	3/13/23	500,900	506,200	5,300
Ultra Long Term U.S. Treasury Bond Futures	24	3/22/23	3,283,224	3,223,500	(59,724)
					$ (86,409)

Futures Contracts Sold
(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Australian Dollar Futures	6	3/13/23	$ 412,950	$ 409,710	$ 3,240
Micro E-Mini S&P 500 Index Futures	70	3/17/23	1,397,148	1,351,350	45,798
					$ 49,038
Total unrealized appreciation					$ 55,126
Total unrealized depreciation					(92,497)
Total net unrealized appreciation (depreciation)					$ (37,371)

Centrally Cleared

Credit Default Swap Agreements - Sell Protection(a)
(Amounts not in thousands)

Underlying Instruments	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at December 31, 2022(b)	Notional Amount(c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 39	5.00%	12/20/27	Quarterly	4.82%	$ 1,000,000	$ 6,781	$ (27,500)	$ 34,281
						$ 6,781	$ (27,500)	$ 34,281

(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b) Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c) The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See notes to financial statements.
66

Victory Portfolios

Statements of Assets and Liabilities
December 31, 2022

(Amounts in Thousands, Except Per Share Amounts) *(Unaudited)*

	Victory Integrity Discovery Fund	Victory Integrity Mid-Cap Value Fund	Victory Integrity Small-Cap Value Fund
Assets:			
Investments, at value (Cost $57,002, $270,302 and $1,281,829)	$ 62,567(a)	$ 292,295(b)	$ 1,461,039(c)
Cash	1,902	4,004	14,684
Receivables:			
Interest and dividends	76	533	2,450
Capital shares issued	37	651	1,717
Investments sold	109	—	7,721
From Adviser	4	139	1
Prepaid expenses	28	49	40
Total Assets	64,723	297,671	1,487,652
Liabilities:			
Payables:			
Collateral received on loaned securities	317	1,566	11,447
Investments purchased	—	—	2,461
Capital shares redeemed	104	196	1,786
Accrued expenses and other payables:			
Investment advisory fees	56	191	1,097
Administration fees	3	14	72
Custodian fees	1	3	17
Transfer agent fees	22	12	148
Compliance fees	—(d)	—(d)	1
Trustees' fees	22	—	19
12b-1 fees	4	2	11
Other accrued expenses	13	22	81
Total Liabilities	542	2,006	17,140
Net Assets:			
Capital	58,570	271,190	1,275,566
Total accumulated earnings/(loss)	5,611	24,475	194,946
Net Assets	$ 64,181	$ 295,665	$ 1,470,512
Net Assets			
Class A	$ 34,898	$ 22,503	$ 70,884
Class C	1,143	94	5,112
Class R	583	—	4,763
Class R6	—	218,023	744,494
Class Y	24,152	52,042	645,259
Member Class	3,405	3,003	—
Total	$ 64,181	$ 295,665	$ 1,470,512
Shares (unlimited number of shares authorized with a par value of $0.001 per share):			
Class A	988	1,061	2,273
Class C	53	4	209
Class R	18	—	161
Class R6	—	10,150	22,556
Class Y	604	2,426	19,712
Member Class	96	139	—
Total	1,759	13,780	44,911
Net asset value, offering (except Class A) and redemption price per share: (e)			
Class A	$ 35.32	$ 21.20	$ 31.19
Class C (f)	21.72	21.19	24.43
Class R	32.20	—	29.58
Class R6	—	21.48	33.01
Class Y	39.99	21.45	32.73
Member Class	35.41	21.58	—
Maximum Sales Charge — Class A	5.75%	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$ 37.47	$ 22.49	$ 33.09

(a) Includes $278 thousand of securities on loan.
(b) Includes $1,503 thousand of securities on loan.
(c) Includes $11,022 thousand of securities on loan.
(d) Rounds to less than $1 thousand.
(e) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(f) Redemption price per share varies by the length of time shares are held.

See notes to financial statements.
67

Victory Portfolios

Statements of Assets and Liabilities
December 31, 2022

(Amounts in Thousands, Except Per Share Amounts) *(Unaudited)*

	Victory Integrity Small/Mid-Cap Value Fund	Victory Munder Multi-Cap Fund	Victory S&P 500 Index Fund
Assets:			
Investments, at value (Cost $213,266, $290,247 and $44,064)	$ 226,430(a)	$ 364,980(b)	$ 209,311
Cash	8,080	8,747	25
Deposit with broker for futures contracts	—	—	336
Receivables:			
Interest and dividends	342	288	184
Capital shares issued	440	24	17
Investments sold	334	—	1,742
Variation margin on open futures contracts	—	—	5
From Adviser	42	1	—
Prepaid expenses	29	21	21
Total Assets	235,697	374,061	211,641
Liabilities:			
Payables:			
Collateral received on loaned securities	1,363	2,077	—
Investments purchased	1,812	7,331	—
Capital shares redeemed	210	91	135
Variation margin on open futures contracts	—	—	4
Accrued expenses and other payables:			
Investment advisory fees	157	239	37
Administration fees	11	17	10
Custodian fees	3	5	3
Transfer agent fees	7	97	28
Compliance fees	—(c)	—(c)	—(c)
Trustees' fees	—	110	23
12b-1 fees	1	38	14
Other accrued expenses	20	38	23
Total Liabilities	3,584	10,043	277
Net Assets:			
Capital	217,374	290,176	40,887
Total accumulated earnings/(loss)	14,739	73,842	170,477
Net Assets	$ 232,113	$ 364,018	$ 211,364
Net Assets			
Class A	$ 7,534	$ 330,034	$ 150,626
Class C	—	3,053	—
Class R	—	—	18,167
Class R6	173,265	—	—
Class Y	45,615	30,931	42,571
Member Class	5,699	—	—
Total	$ 232,113	$ 364,018	$ 211,364
Shares (unlimited number of shares authorized with a par value of $0.001 per share):			
Class A	395	8,309	7,472
Class C	—	113	—
Class R	—	—	906
Class R6	8,942	—	—
Class Y	2,363	689	2,090
Member Class	296	—	—
Total	11,996	9,111	10,468
Net asset value, offering (except Class A) and redemption price per share: (d)			
Class A	$ 19.08	$ 39.72	$ 20.16
Class C (e)	—	27.12	—
Class R	—	—	20.06
Class R6	19.38	—	—
Class Y	19.30	44.89	20.36
Member Class	19.25	—	—
Maximum Sales Charge — Class A	5.75%	5.75%	2.25%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$ 20.24	$ 42.14	$ 20.62

(a) Includes $1,308 thousand of securities on loan.
(b) Includes $2,030 thousand of securities on loan.
(c) Rounds to less than $1 thousand.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(e) Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

68

Victory Portfolios

Statements of Assets and Liabilities
December 31, 2022

(Amounts in Thousands, Except Per Share Amounts) *(Unaudited)*

		Victory Munder Mid-Cap Core Growth Fund		Victory Trivalent International Fund - Core Equity		Victory Trivalent International Small-Cap Fund
Assets:						
Investments, at value (Cost $272,981, $192,358 and $2,696,571)	$	344,175	$	191,129(a)	$	2,733,568(b)
Foreign currency, at value (Cost $—, $58 and $487)		—		58		490
Cash		2,701		1,518		27,020
Receivables:						
Interest and dividends		275		286		4,747
Capital shares issued		134		6		1,971
Reclaims		—		427		5,081
From Adviser		3		139		693
Prepaid expenses		23		22		96
Total Assets		347,311		193,585		2,773,666
Liabilities:						
Payables:						
Collateral received on loaned securities		—		1,722		50,851
Capital shares redeemed		389		1,509		17,196
Accrued foreign capital gains taxes		—		185		—
Accrued expenses and other payables:						
Investment advisory fees		224		131		2,141
Administration fees		17		9		127
Custodian fees		5		21		136
Transfer agent fees		91		2		670
Compliance fees		—(c)		—(c)		2
Trustees' fees		27		35		8
12b-1 fees		20		—(c)		8
Other accrued expenses		33		23		80
Total Liabilities		806		3,637		71,219
Net Assets:						
Capital		288,181		202,120		2,890,979
Total accumulated earnings/(loss)		58,324		(12,172)		(188,532)
Net Assets	$	346,505	$	189,948	$	2,702,447
Net Assets						
Class A	$	148,903	$	4,053	$	66,136
Class C		4,165		—		2,781
Class I		—		3,299		1,788,431
Class R		8,741		—		—
Class R6		68,527		175,809		110,534
Class Y		116,169		6,787		734,565
Total	$	346,505	$	189,948	$	2,702,447
Shares (unlimited number of shares authorized with a par value of $0.001 per share):						
Class A		17,496		618		5,202
Class C		491		—		226
Class I		—		501		139,716
Class R		1,416		—		—
Class R6		5,470		26,523		8,592
Class Y		9,960		1,038		57,656
Total		34,833		28,680		211,392
Net asset value, offering (except Class A) and redemption price per share: (d)						
Class A	$	8.51	$	6.55	$	12.71
Class C (e)		8.48		—		12.30
Class I		—		6.59		12.80
Class R		6.17		—		—
Class R6		12.53		6.63		12.87
Class Y		11.66		6.54		12.74
Maximum Sales Charge — Class A		5.75%		5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$	9.03	$	6.95	$	13.49

(a) Includes $1,651 thousand of securities on loan.
(b) Includes $46,402 thousand of securities on loan.
(c) Rounds to less than $1 thousand.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(e) Redemption price per share varies by the length of time shares are held.

See notes to financial statements.
69

Statements of Assets and Liabilities December 31, 2022 70 See notes to financial statements. Victory Portfolios (Amounts in Thousands, Except Per Share Amounts) (Unaudited) Victory INCORE Total Return Bond Fund Assets: Investments, at value (Cost $71,473) $ 65,984(a) Cash 4,582 Deposit with broker for futures contracts 412 Deposit with broker for swap agreements 171 Receivables: Interest and dividends 391 Capital shares issued 12 Variation margin on open futures contracts 4 Variation margin on open swap agreements —(b) From Adviser 9 Prepaid expenses 27 Total Assets 71,592 Liabilities: Payables: Collateral received on loaned securities 1,786 Investments purchased 3,369 Variation margin on open futures contracts 21 Accrued expenses and other payables: Investment advisory fees 22 Administration fees 3 Custodian fees 2 Transfer agent fees 3 Compliance fees —(b) Trustees' fees 40 12b-1 fees 1 Other accrued expenses 11 Total Liabilities 5,258 Net Assets: Capital 79,239 Total accumulated earnings/(loss) (12,905) Net Assets $ 66,334 Net Assets Class A $ 11,401 Class C 157 Class R6 26,729 Class Y 28,047 Total $ 66,334 Shares (unlimited number of shares authorized with a par value of $0.001 per share): Class A 1,378 Class C 19 Class R6 3,222 Class Y 3,382 Total 8,001 Net asset value, offering (except Class A) and redemption price per share: (c) Class A $ 8.27 Class C (d) 8.34 Class R6 8.30 Class Y 8.29 Maximum Sales Charge — Class A 2.25% Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 8.46 (a) Includes $1,742 thousand of securities on loan. (b) Rounds to less than $1 thousand. (c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding. (d) Redemption price per share varies by the length of time shares are held.

Victory Portfolios

Statements of Operations
For the Six Months Ended December 31, 2022

(Amounts in Thousands) *(Unaudited)*

	Victory Integrity Discovery Fund	Victory Integrity Mid-Cap Value Fund	Victory Integrity Small-Cap Value Fund
Investment Income:			
Dividends	$ 681	$ 2,915	$ 16,550
Interest	9	26	81
Securities lending (net of fees)	1	4	10
Total Income	691	2,945	16,641
Expenses:			
Investment advisory fees	338	1,096	6,433
Administration fees	19	80	411
Sub-Administration fees	9	9	9
12b-1 fees — Class A	46	27	91
12b-1 fees — Class C	6	—(a)	28
12b-1 fees — Class R	2	—	12
Custodian fees	2	7	31
Transfer agent fees — Class A	27	20	73
Transfer agent fees — Class C	1	—(a)	4
Transfer agent fees — Class R	1	—	6
Transfer agent fees — Class R6	—	12	41
Transfer agent fees — Class Y	22	27	322
Transfer agent fees — Member Class	4	2	—
Trustees' fees	—	9	40
Compliance fees	—(a)	1	7
Legal and audit fees	6	12	43
State registration and filing fees	36	48	55
Interfund lending	—	—	—(a)
Other expenses	5	23	100
Total Expenses	524	1,373	7,706
Expenses waived/reimbursed by Adviser	(16)	(411)	(5)
Net Expenses	508	962	7,701
Net Investment Income (Loss)	183	1,983	8,940
Realized/Unrealized Gains (Losses) from Investments:			
Net realized gains (losses) from investment securities	576	5,537	22,691
Net change in unrealized appreciation/depreciation on investment securities	2,725	9,861	99,381
Net realized/unrealized gains (losses) on investments	3,301	15,398	122,072
Change in net assets resulting from operations	$ 3,484	$ 17,381	$ 131,012

(a) Rounds to less than $1 thousand.

See notes to financial statements.
71

Victory Portfolios

Statements of Operations
For the Six Months Ended December 31, 2022

(Amounts in Thousands) *(Unaudited)*

	Victory Integrity Small/Mid-Cap Value Fund	Victory Munder Multi-Cap Fund	Victory S&P 500 Index Fund
Investment Income:			
Dividends	$ 2,315	$ 2,695	$ 1,960
Interest	25	26	9
Securities lending (net of fees)	3	5	—(a)
Foreign tax withholding	—	—	—(a)
Total Income	2,343	2,726	1,969
Expenses:			
Investment advisory fees	907	1,471	227
Administration fees	62	108	62
Sub-Administration fees	9	9	10
12b-1 fees — Class A	9	438	120
12b-1 fees — Class C	—	17	—
12b-1 fees — Class R	—	—	46
Custodian fees	5	9	5
Transfer agent fees — Class A	6	301	50
Transfer agent fees — Class C	—	3	—
Transfer agent fees — Class R	—	—	3
Transfer agent fees — Class R6	2	—	—
Transfer agent fees — Class Y	13	14	23
Transfer agent fees — Member Class	5	—	—
Trustees' fees	8	—	2
Compliance fees	1	2	1
Legal and audit fees	10	14	10
State registration and filing fees	37	26	27
Other expenses	23	21	27
Total Expenses	1,097	2,433	613
Expenses waived/reimbursed by Adviser	(130)	(3)	—
Net Expenses	967	2,430	613
Net Investment Income (Loss)	1,376	296	1,356
Realized/Unrealized Gains (Losses) from Investments:			
Net realized gains (losses) from investment securities	3,621	125	11,935
Net realized gains (losses) from futures contracts	—	—	41
Net change in unrealized appreciation/depreciation on investment securities	8,886	14,006	(8,676)
Net change in unrealized appreciation/depreciation on futures contracts	—	—	39
Net realized/unrealized gains (losses) on investments	12,507	14,131	3,339
Change in net assets resulting from operations	$ 13,883	$ 14,427	$ 4,695

(a) Rounds to less than $1 thousand.

See notes to financial statements.
72

Victory Portfolios

Statements of Operations
For the Six Months Ended December 31, 2022

(Amounts in Thousands) *(Unaudited)*

	Victory Munder Mid-Cap Core Growth Fund	Victory Trivalent International Fund - Core Equity	Victory Trivalent International Small-Cap Fund
Investment Income:			
Dividends	$ 2,122	$ 2,812	$ 31,179
Interest	26	8	129
Securities lending (net of fees)	1	12	163
Foreign tax withholding	(3)	(340)	(3,606)
Total Income	2,146	2,492	27,865
Expenses:			
Investment advisory fees	1,400	748	12,307
Administration fees	102	51	735
Sub-Administration fees	9	9	9
12b-1 fees — Class A	201	5	82
12b-1 fees — Class C	23	—(a)	15
12b-1 fees — Class R	23	—	—
Custodian fees	9	43	235
Transfer agent fees — Class A	136	5	122
Transfer agent fees — Class C	3	—(a)	2
Transfer agent fees — Class I	—	—(a)	1,475
Transfer agent fees — Class R	12	—	—
Transfer agent fees — Class R6	1	—(a)	2
Transfer agent fees — Class Y	72	1	416
Trustees' fees	6	—	81
Compliance fees	2	1	12
Legal and audit fees	14	16	90
State registration and filing fees	38	37	91
Other expenses	31	21	187
Recoupment of prior expenses waived/reimbursed by Adviser	—	—	13
Total Expenses	2,082	937	15,874
Expenses waived/reimbursed by Adviser	(11)	(408)	(2,395)
Net Expenses	2,071	529	13,479
Net Investment Income (Loss)	75	1,963	14,386
Realized/Unrealized Gains (Losses) from Investments:			
Net realized gains (losses) from investment securities and foreign currency transactions	(3,537)	(6,311)	(175,839)
Foreign refunds on realized gains	—	44	—
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	17,747	10,405	253,250
Net change in accrued foreign taxes on unrealized gains	—	(163)	—
Net realized/unrealized gains (losses) on investments	14,210	3,975	77,411
Change in net assets resulting from operations	$ 14,285	$ 5,938	$ 91,797

(a) Rounds to less than $1 thousand.

See notes to financial statements.
73

Statements of Operations For the Six Months Ended December 31, 2022 74 See notes to financial statements. Victory Portfolios (Amounts in Thousands) (Unaudited) Victory INCORE Total Return Bond Fund Investment Income: Dividends $ 53 Interest 832 Securities lending (net of fees) 12 Total Income 897 Expenses: Investment advisory fees 125 Administration fees 17 Sub-Administration fees 10 12b-1 fees — Class A 9 12b-1 fees — Class C 1 Custodian fees 6 Transfer agent fees — Class A 8 Transfer agent fees — Class C —(a) Transfer agent fees — Class R6 —(a) Transfer agent fees — Class Y 4 Compliance fees —(a) Legal and audit fees 8 State registration and filing fees 29 Other expenses 4 Recoupment of prior expenses waived/reimbursed by Adviser 4 Total Expenses 225 Expenses waived/reimbursed by Adviser (29) Net Expenses 196 Net Investment Income (Loss) 701 Realized/Unrealized Gains (Losses) from Investments: Net realized gains (losses) from investment securities (1,638) Net realized gains (losses) from futures contracts (191) Net realized gains (losses) from swap agreements 12 Net change in unrealized appreciation/depreciation on investment securities (302) Net change in unrealized appreciation/depreciation on futures contracts (127) Net change in unrealized appreciation/depreciation on swap agreements 34 Net realized/unrealized gains (losses) on investments (2,212) Change in net assets resulting from operations $ (1,511) (a) Rounds to less than $1 thousand.

Victory Portfolios
Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Integrity Discovery Fund		Victory Integrity Mid-Cap Value Fund	
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
From Investment Activities:				
Operations:				
Net Investment Income (Loss)	$ 183	$ (149)	$ 1,983	$ 3,398
Net realized gains (losses)	576	8,242	5,537	26,505
Net change in unrealized appreciation/depreciation	2,725	(20,684)	9,861	(50,400)
Change in net assets resulting from operations	3,484	(12,591)	17,381	(20,497)
Distributions to Shareholders:				
Class A	(3,129)	(2,076)	(1,253)	(799)
Class C	(160)	(128)	(5)	(4)
Class R	(56)	(92)	—	—
Class R6	—	—	(12,877)	(10,936)
Class Y	(1,946)	(1,641)	(2,954)	(1,255)
Member Class	(290)	(150)	(156)	(63)
Change in net assets resulting from distributions to shareholders	(5,581)	(4,087)	(17,245)	(13,057)
Change in net assets resulting from capital transactions	1,344	(10,268)	19,669	44,294
Change in net assets	(753)	(26,946)	19,805	10,740
Net Assets:				
Beginning of period	64,934	91,880	275,860	265,120
End of period	$ 64,181	$ 64,934	$ 295,665	$ 275,860

See notes to financial statements.

75

Victory Portfolios

Statements of Changes in Net Assets

(Amounts in Thousands) *(continued)*

	Victory Integrity Discovery Fund		Victory Integrity Mid-Cap Value Fund	
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
Capital Transactions:				
Class A				
Proceeds from shares issued	$ 949	$ 3,420	$ 3,993	$ 12,746
Distributions reinvested	2,607	1,787	1,230	783
Cost of shares redeemed	(2,733)	(6,514)	(2,668)	(3,660)
Total Class A	$ 823	$ (1,307)	$ 2,555	$ 9,869
Class C				
Proceeds from shares issued	$ 14	$ 187	$ 5	$ 12
Distributions reinvested	153	117	5	4
Cost of shares redeemed	(152)	(773)	—(a)	—
Total Class C	$ 15	$ (469)	$ 10	$ 16
Class R				
Proceeds from shares issued	$ 21	$ 125	$ —	$ —
Distributions reinvested	55	91	—	—
Cost of shares redeemed	(153)	(1,216)	—	—
Total Class R	$ (77)	$ (1,000)	$ —	$ —
Class R6				
Proceeds from shares issued	$ —	$ —	$ 22,913	$ 52,815
Distributions reinvested	—	—	12,864	10,920
Cost of shares redeemed	—	—	(25,903)	(57,099)
Total Class R6	$ —	$ —	$ 9,874	$ 6,636
Class Y				
Proceeds from shares issued	$ 1,145	$ 10,055	$ 13,081	$ 34,224
Distributions reinvested	1,656	1,337	2,929	1,242
Cost of shares redeemed	(2,515)	(20,693)	(9,427)	(9,552)
Total Class Y	$ 286	$ (9,301)	$ 6,583	$ 25,914
Member Class				
Proceeds from shares issued	$ 271	$ 3,436	$ 1,040	$ 2,225
Distributions reinvested	290	150	156	63
Cost of shares redeemed	(264)	(1,777)	(549)	(429)
Total Member Class	$ 297	$ 1,809	$ 647	$ 1,859
Change in net assets resulting from capital transactions	$ 1,344	$ (10,268)	$ 19,669	$ 44,294

See notes to financial statements.

76

Victory Portfolios

Statements of Changes in Net Assets

(Amounts in Thousands)

(continued)

	Victory Integrity Discovery Fund		Victory Integrity Mid-Cap Value Fund	
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
Share Transactions:				
Class A				
Issued	25	82	184	536
Reinvested	72	42	56	34
Redeemed	(71)	(152)	(122)	(156)
Total Class A	26	(28)	118	414
Class C				
Issued	1	6	—(b)	1
Reinvested	7	4	—(b)	—(b)
Redeemed	(6)	(27)	—(b)	—
Total Class C	2	(17)	—(b)	1
Class R				
Issued	1	3	—	—
Reinvested	2	2	—	—
Redeemed	(5)	(31)	—	—
Total Class R	(2)	(26)	—	—
Class R6				
Issued	—	—	1,020	2,197
Reinvested	—	—	582	465
Redeemed	—	—	(1,168)	(2,393)
Total Class R6	—	—	434	269
Class Y				
Issued	27	203	584	1,451
Reinvested	40	28	133	53
Redeemed	(58)	(438)	(423)	(416)
Total Class Y	9	(207)	294	1,088
Member Class				
Issued	7	77	46	91
Reinvested	8	4	7	3
Redeemed	(7)	(41)	(25)	(18)
Total Member Class	8	40	28	76
Change in Shares	43	(238)	874	1,848

(a) Rounds to less than $1 thousand.
(b) Rounds to less than 1 thousand.

See notes to financial statements.

77

Victory Portfolios
Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Integrity Small-Cap Value Fund		Victory Integrity Small/Mid-Cap Value Fund	
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
From Investment Activities:				
Operations:				
Net Investment Income (Loss)	$ 8,940	$ 9,775	$ 1,376	$ 2,099
Net realized gains (losses)	22,691	321,819	3,621	27,521
Net change in unrealized appreciation/depreciation	99,381	(517,182)	8,886	(50,052)
Change in net assets resulting from operations	131,012	(185,588)	13,883	(20,432)
Distributions to Shareholders:				
Class A	(9,004)	(13,359)	(695)	(414)
Class C	(785)	(1,318)	—	—
Class R	(629)	(964)	—	—
Class R6	(92,441)	(165,101)	(15,351)	(9,521)
Class Y	(80,175)	(110,577)	(4,396)	(3,472)
Member Class	—	—	(528)	(201)
Change in net assets resulting from distributions to shareholders	(183,034)	(291,319)	(20,970)	(13,608)
Change in net assets resulting from capital transactions	120,027	(138,370)	28,666	35,787
Change in net assets	68,005	(615,277)	21,579	1,747
Net Assets:				
Beginning of period	1,402,507	2,017,784	210,534	208,787
End of period	$ 1,470,512	$ 1,402,507	$ 232,113	$ 210,534

See notes to financial statements.
78

Victory Portfolios

Statements of Changes in Net Assets

(Amounts in Thousands)

(continued)

	Victory Integrity Small-Cap Value Fund		Victory Integrity Small/Mid-Cap Value Fund	
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
Capital Transactions:				
Class A				
Proceeds from shares issued	$ 4,020	$ 14,735	$ 580	$ 2,555
Distributions reinvested	8,139	12,062	695	414
Cost of shares redeemed	(8,354)	(25,143)	(636)	(1,285)
Total Class A	$ 3,805	$ 1,654	$ 639	$ 1,684
Class C				
Proceeds from shares issued	$ 161	$ 498	$ —	$ —
Distributions reinvested	772	1,284	—	—
Cost of shares redeemed	(1,173)	(1,545)	—	—
Total Class C	$ (240)	$ 237	$ —	$ —
Class R				
Proceeds from shares issued	$ 255	$ 1,408	$ —	$ —
Distributions reinvested	621	953	—	—
Cost of shares redeemed	(503)	(3,241)	—	—
Total Class R	$ 373	$ (880)	$ —	$ —
Class R6				
Proceeds from shares issued	$ 58,250	$ 228,375	$ 33,260	$ 63,291
Distributions reinvested	89,377	159,634	15,313	9,495
Cost of shares redeemed	(94,362)	(560,687)	(21,776)	(40,006)
Total Class R6	$ 53,265	$ (172,678)	$ 26,797	$ 32,780
Class Y				
Proceeds from shares issued	$ 46,369	$ 135,984	$ 2,049	$ 14,743
Distributions reinvested	76,277	105,215	2,880	2,460
Cost of shares redeemed	(59,822)	(207,902)	(4,536)	(19,405)
Total Class Y	$ 62,824	$ 33,297	$ 393	$ (2,202)
Member Class				
Proceeds from shares issued	$ —	$ —	$ 721	$ 4,507
Distributions reinvested	—	—	528	201
Cost of shares redeemed	—	—	(412)	(1,183)
Total Member Class	$ —	$ —	$ 837	$ 3,525
Change in net assets resulting from capital transactions	$ 120,027	$ (138,370)	$ 28,666	$ 35,787

See notes to financial statements.

79

Victory Portfolios | Statements of Changes in Net Assets

(Amounts in Thousands) *(continued)*

	Victory Integrity Small-Cap Value Fund		Victory Integrity Small/Mid-Cap Value Fund	
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
Share Transactions:				
Class A				
Issued	119	375	28	114
Reinvested	257	326	35	19
Redeemed	(246)	(632)	(31)	(57)
Total Class A	130	69	32	76
Class C				
Issued	6	15	—	—
Reinvested	31	43	—	—
Redeemed	(43)	(47)	—	—
Total Class C	(6)	11	—	—
Class R				
Issued	8	36	—	—
Reinvested	21	27	—	—
Redeemed	(16)	(83)	—	—
Total Class R	13	(20)	—	—
Class R6				
Issued	1,622	5,526	1,623	2,764
Reinvested	2,652	4,086	762	426
Redeemed	(2,638)	(13,655)	(1,031)	(1,751)
Total Class R6	1,636	(4,043)	1,354	1,439
Class Y				
Issued	1,283	3,317	98	632
Reinvested	2,284	2,715	144	111
Redeemed	(1,698)	(4,980)	(216)	(840)
Total Class Y	1,869	1,052	26	(97)
Member Class				
Issued	—	—	36	195
Reinvested	—	—	26	9
Redeemed	—	—	(20)	(53)
Total Member Class	—	—	42	151
Change in Shares	3,642	(2,931)	1,454	1,569

See notes to financial statements.

80

81 (Amounts in Thousands) Victory Portfolios Statements of Changes in Net Assets See notes to financial statements. Victory Munder Multi-Cap Fund Victory S&P 500 Index Fund Six Months Ended December 31, 2022 (Unaudited) Year Ended June 30, 2022 Six Months Ended December 31, 2022 (Unaudited) Year Ended June 30, 2022 From Investment Activities: Operations: Net Investment Income (Loss) $ 296 $ 85 $ 1,356 $ 2,379 Net realized gains (losses) 125 52,306 11,976 13,845 Net change in unrealized appreciation/depreciation 14,006 (86,125) (8,637) (44,619) Change in net assets resulting from operations 14,427 (33,734) 4,695 (28,395) Distributions to Shareholders: Class A (45,029) (43,776) (11,104) (15,195) Class C (600) (566) — — Class R — — (1,289) (1,626) Class Y (3,974) (4,126) (3,199) (4,702) Change in net assets resulting from distributions to shareholders (49,603) (48,468) (15,592) (21,523) Change in net assets resulting from capital transactions 28,311 14,603 (968) 3,815 Change in net assets (6,865) (67,599) (11,865) (46,103) Net Assets: Beginning of period 370,883 438,482 223,229 269,332 End of period $ 364,018 $ 370,883 $ 211,364 $ 223,229

Victory Portfolios
Statements of Changes in Net Assets
(Amounts in Thousands) *(continued)*

	Victory Munder Multi-Cap Fund		Victory S&P 500 Index Fund	
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
Capital Transactions:				
Class A				
Proceeds from shares issued	$ 7,598	$ 8,884	$ 3,957	$ 13,350
Distributions reinvested	38,856	37,870	9,577	13,199
Cost of shares redeemed	(16,936)	(34,441)	(11,259)	(30,162)
Total Class A	$ 29,518	$ 12,313	$ 2,275	$ (3,613)
Class C				
Proceeds from shares issued	$ 148	$ 343	$ —	$ —
Distributions reinvested	555	516	—	—
Cost of shares redeemed	(455)	(1,035)	—	—
Total Class C	$ 248	$ (176)	$ —	$ —
Class R				
Proceeds from shares issued	$ —	$ —	$ 2,263	$ 9,850
Distributions reinvested	—	—	1,289	1,626
Cost of shares redeemed	—	—	(2,182)	(7,673)
Total Class R	$ —	$ —	$ 1,370	$ 3,803
Class Y				
Proceeds from shares issued	$ 8,750	$ 10,503	$ 2,075	$ 7,977
Distributions reinvested	3,299	2,786	3,191	4,647
Cost of shares redeemed	(13,504)	(10,823)	(9,879)	(8,999)
Total Class Y	$ (1,455)	$ 2,466	$ (4,613)	$ 3,625
Change in net assets resulting from capital transactions	$ 28,311	$ 14,603	$ (968)	$ 3,815
Share Transactions:				
Class A				
Issued	174	163	183	521
Reinvested	948	695	455	506
Redeemed	(377)	(645)	(515)	(1,217)
Total Class A	745	213	123	(190)
Class C				
Issued	5	9	—	—
Reinvested	20	13	—	—
Redeemed	(15)	(25)	—	—
Total Class C	10	(3)	—	—
Class R				
Issued	—	—	104	383
Reinvested	—	—	62	62
Redeemed	—	—	(99)	(302)
Total Class R	—	—	67	143
Class Y				
Issued	164	180	92	308
Reinvested	71	46	150	177
Redeemed	(262)	(196)	(455)	(354)
Total Class Y	(27)	30	(213)	131
Change in Shares	728	240	(23)	84

See notes to financial statements.

82

Victory Portfolios Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Munder Mid-Cap Core Growth Fund		Victory Trivalent International Fund - Core Equity	
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
From Investment Activities:				
Operations:				
Net Investment Income (Loss)	$ 75	$ (1,010)	$ 1,963	$ 5,670
Net realized gains (losses)	(3,537)	93,929	(6,267)	767
Net change in unrealized appreciation/depreciation	17,747	(163,796)	10,242	(49,722)
Change in net assets resulting from operations	14,285	(70,877)	5,938	(43,285)
Distributions to Shareholders:				
Class A	(21,797)	(55,097)	(94)	(177)
Class C	(596)	(5,636)	(1)	(2)
Class I	—	—	(121)	(103)
Class R	(1,656)	(3,821)	—	—
Class R6	(7,118)	(19,676)	(4,717)	(7,901)
Class Y	(12,924)	(39,212)	(175)	(303)
Change in net assets resulting from distributions to shareholders	(44,091)	(123,442)	(5,108)	(8,486)
Change in net assets resulting from capital transactions	12,391	(23,195)	2,487	16,347
Change in net assets	(17,415)	(217,514)	3,317	(35,424)
Net Assets:				
Beginning of period	363,920	581,434	186,631	222,055
End of period	$ 346,505	$ 363,920	$ 189,948	$ 186,631

See notes to financial statements.
83

Victory Portfolios **Statements of Changes in Net Assets**

(Amounts in Thousands) *(continued)*

	Victory Munder Mid-Cap Core Growth Fund		Victory Trivalent International Fund - Core Equity	
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
Capital Transactions:				
Class A				
Proceeds from shares issued	$ 5,785	$ 14,606	$ 54	$ 174
Distributions reinvested	20,204	50,743	81	152
Cost of shares redeemed	(18,953)	(37,415)	(257)	(388)
Total Class A	$ 7,036	$ 27,934	$ (122)	$ (62)
Class C				
Proceeds from shares issued	$ 72	$ 153	$ 1	$ 2
Distributions reinvested	595	5,595	1	2
Cost of shares redeemed	(789)	(4,259)	(73)	(21)
Total Class C	$ (122)	$ 1,489	$ (71)	$ (17)
Class I				
Proceeds from shares issued	$ —	$ —	$ 2,028	$ 611
Distributions reinvested	—	—	121	103
Cost of shares redeemed	—	—	(1,722)	(518)
Total Class I	$ —	$ —	$ 427	$ 196
Class R				
Proceeds from shares issued	$ 426	$ 1,542	$ —	$ —
Distributions reinvested	1,652	3,814	—	—
Cost of shares redeemed	(903)	(4,335)	—	—
Total Class R	$ 1,175	$ 1,021	$ —	$ —
Class R6				
Proceeds from shares issued	$ 4,927	$ 18,046	$ 242	$ 15,317
Distributions reinvested	7,099	19,626	4,718	7,901
Cost of shares redeemed	(9,826)	(31,822)	(2,848)	(6,910)
Total Class R6	$ 2,200	$ 5,850	$ 2,112	$ 16,308
Class Y				
Proceeds from shares issued	$ 2,557	$ 7,440	$ 1	$ 26
Distributions reinvested	12,623	38,340	154	266
Cost of shares redeemed	(13,078)	(105,269)	(14)	(370)
Total Class Y	$ 2,102	$ (59,489)	$ 141	$ (78)
Change in net assets resulting from capital transactions	$ 12,391	$ (23,195)	$ 2,487	$ 16,347

See notes to financial statements.

84

Victory Portfolios

Statements of Changes in Net Assets

(Amounts in Thousands)

(continued)

	Victory Munder Mid-Cap Core Growth Fund		Victory Trivalent International Fund - Core Equity	
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
Share Transactions:				
Class A				
Issued	600	1,132	8	22
Reinvested	2,278	4,208	12	19
Redeemed	(1,914)	(2,853)	(39)	(49)
Total Class A	964	2,487	(19)	(8)
Class C(a)				
Issued	8	9,556	—(b)	—(b)
Reinvested	67	460,444	—(b)	—(b)
Redeemed	(78)	(183,222)	(11)	(2)
Total Class C	(3)	286,778	(11)	(2)
Class I				
Issued	—	—	315	91
Reinvested	—	—	18	13
Redeemed	—	—	(265)	(64)
Total Class I	—	—	68	40
Class R				
Issued	57	153	—	—
Reinvested	257	413	—	—
Redeemed	(118)	(402)	—	—
Total Class R	196	164	—	—
Class R6				
Issued	350	1,017	39	1,876
Reinvested	544	1,160	707	974
Redeemed	(699)	(1,848)	(431)	(863)
Total Class R6	195	329	315	1,987
Class Y				
Issued	196	458	—(b)	3
Reinvested	1,038	2,417	23	33
Redeemed	(1,006)	(5,925)	(2)	(48)
Total Class Y	228	(3,050)	21	(12)
Change in Shares	1,580	286,708	374	2,005

(a) As described in Note 9 in the Notes to Financial Statements, Victory Munder Mid-Cap Core Growth Fund Class C share amounts have been adjusted for a 1:9 reverse stock split.

(b) Rounds to less than 1 thousand.

See notes to financial statements.

85

Victory Portfolios **Statements of Changes in Net Assets**

(Amounts in Thousands)

	Victory Trivalent International Small-Cap Fund		Victory INCORE Total Return Bond Fund	
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
From Investment Activities:				
Operations:				
Net Investment Income (Loss)	$ 14,386	$ (49,365)	$ 701	$ 1,038
Net realized gains (losses)	(175,839)	63,147	(1,817)	(494)
Net change in unrealized appreciation/depreciation	253,250	(1,013,226)	(395)	(7,588)
Change in net assets resulting from operations	91,797	(900,714)	(1,511)	(7,044)
Distributions to Shareholders:				
Class A	(471)	(7,089)	(99)	(189)
Class C	—	(363)	(1)	(4)
Class I	(20,069)	(175,425)	—	—
Class R6	(1,210)	(11,807)	(378)	(630)
Class Y	(7,073)	(93,356)	(414)	(744)
Change in net assets resulting from distributions to shareholders	(28,823)	(288,040)	(892)	(1,567)
Change in net assets resulting from capital transactions	88,921	403,816	8,674	841
Change in net assets	151,895	(784,938)	6,271	(7,770)
Net Assets:				
Beginning of period	2,550,552	3,335,490	60,063	67,833
End of period	$ 2,702,447	$ 2,550,552	$ 66,334	$ 60,063

See notes to financial statements.

86

Victory Portfolios
Statements of Changes in Net Assets

(Amounts in Thousands) *(continued)*

	Victory Trivalent International Small-Cap Fund		Victory INCORE Total Return Bond Fund	
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
Capital Transactions:				
Class A				
Proceeds from shares issued	$ 6,932	$ 22,529	$ 4,597	$ 369
Distributions reinvested	352	5,380	86	164
Cost of shares redeemed	(7,554)	(27,265)	(484)	(1,281)
Total Class A	$ (270)	$ 644	$ 4,199	$ (748)
Class C				
Proceeds from shares issued	$ 54	$ 545	$ 20	$ 6
Distributions reinvested	—	331	1	4
Cost of shares redeemed	(627)	(974)	(21)	(262)
Total Class C	$ (573)	$ (98)	$ —(a)	$ (252)
Class I				
Proceeds from shares issued	$ 523,355	$ 1,113,552	$ —	$ —
Distributions reinvested	14,436	127,349	—	—
Cost of shares redeemed	(442,645)	(851,599)	—	—
Total Class I	$ 95,146	$ 389,302	$ —	$ —
Class R6				
Proceeds from shares issued	$ 16,919	$ 53,561	$ 5,160	$ 1,106
Distributions reinvested	1,152	11,804	378	630
Cost of shares redeemed	(33,296)	(24,452)	(1,770)	(1,463)
Total Class R6	$ (15,225)	$ 40,913	$ 3,768	$ 273
Class Y				
Proceeds from shares issued	$ 240,501	$ 369,071	$ 1,269	$ 2,069
Distributions reinvested	6,864	90,858	303	551
Cost of shares redeemed	(237,522)	(486,874)	(865)	(1,052)
Total Class Y	$ 9,843	$ (26,945)	$ 707	$ 1,568
Change in net assets resulting from capital transactions	$ 88,921	$ 403,816	$ 8,674	$ 841
Share Transactions:				
Class A				
Issued	566	1,380	554	39
Reinvested	28	327	10	17
Redeemed	(620)	(1,680)	(57)	(138)
Total Class A	(26)	27	507	(82)
Class C				
Issued	5	33	2	—(b)
Reinvested	—	21	—(b)	—(b)
Redeemed	(53)	(63)	(2)	(27)
Total Class C	(48)	(9)	—(b)	(27)
Class I				
Issued	42,775	70,352	—	—
Reinvested	1,127	7,672	—	—
Redeemed	(36,266)	(56,109)	—	—
Total Class I	7,636	21,915	—	—
Class R6				
Issued	1,352	3,304	628	118
Reinvested	90	708	45	67
Redeemed	(2,655)	(1,515)	(211)	(157)
Total Class R6	(1,213)	2,497	462	28
Class Y				
Issued	19,702	23,293	146	211
Reinvested	538	5,504	36	59
Redeemed	(18,974)	(33,189)	(103)	(112)
Total Class Y	1,266	(4,392)	79	158
Change in Shares	7,615	20,038	1,048	77

(a) Rounds to less than $1 thousand.
(b) Rounds to less than 1 thousand.

See notes to financial statements.
87

Victory Portfolios **Financial Highlights**

For a Share Outstanding Throughout Each Period

	Victory Integrity Discovery Fund Class A					
	Six Months Ended December 31, 2022 (Unaudited)	**Year Ended June 30, 2022**	**Year Ended June 30, 2021**	**Year Ended June 30, 2020**	**Year Ended June 30, 2019**	**Year Ended June 30, 2018**
Net Asset Value, Beginning of Period	$36.72	$45.53	$24.03	$32.28	$42.75	$41.01
Investment Activities:						
Net investment income (loss)(a)	0.09	(0.10)	(0.07)	(0.05)	(0.11)	(0.16)
Net realized and unrealized gains (losses)	1.92	(6.57)	21.57	(7.38)	(5.61)	6.40
Total from Investment Activities	2.01	(6.67)	21.50	(7.43)	(5.72)	6.24
Distributions to Shareholders From:						
Net realized gains from investments	(3.41)	(2.14)	—	(0.82)	(4.75)	(4.50)
Total Distributions	(3.41)	(2.14)	—	(0.82)	(4.75)	(4.50)
Net Asset Value, End of Period	$35.32	$36.72	$45.53	$24.03	$32.28	$42.75
Total Return (excludes sales charge)(b)(c)	5.27%	(15.25)%	89.47%	(23.78)%	(12.02)%	15.76%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	1.56%	1.57%	1.62%	1.59%	1.55%	1.54%
Net Investment Income (Loss) (d)	0.48%	(0.23)%	(0.20)%	(0.18)%	(0.29)%	(0.39)%
Gross Expenses (d)(e)	1.56%	1.57%	1.62%	1.59%	1.55%	1.54%
Supplemental Data:						
Net Assets at end of period (000's)	$34,898	$35,308	$45,073	$30,614	$50,963	$67,840
Portfolio Turnover (b)(f)	14%	36%	41%	40%	40%	45%

	Victory Integrity Discovery Fund Class C					
	Six Months Ended December 31, 2022 (Unaudited)	**Year Ended June 30, 2022**	**Year Ended June 30, 2021**	**Year Ended June 30, 2020**	**Year Ended June 30, 2019**	**Year Ended June 30, 2018**
Net Asset Value, Beginning of Period	$23.91	$30.67	$16.32	$22.36	$31.69	$31.69
Investment Activities:						
Net investment income (loss)(a)	(0.05)	(0.32)	(0.21)	(0.22)	(0.28)	(0.34)
Net realized and unrealized gains (losses)	1.27	(4.30)	14.56	(5.00)	(4.30)	4.84
Total from Investment Activities	1.22	(4.62)	14.35	(5.22)	(4.58)	4.50
Distributions to Shareholders From:						
Net realized gains from investments	(3.41)	(2.14)	—	(0.82)	(4.75)	(4.50)
Total Distributions	(3.41)	(2.14)	—	(0.82)	(4.75)	(4.50)
Net Asset Value, End of Period	$21.72	$23.91	$30.67	$16.32	$22.36	$31.69
Total Return (excludes contingent deferred sales charge)(b)(c)	4.78%	(15.98)%	87.93%	(24.42)%	(12.74)%	14.88%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	2.45%	2.45%	2.45%	2.46%	2.34%	2.32%
Net Investment Income (Loss) (d)	(0.41)%	(1.11)%	(0.95)%	(1.09)%	(1.07)%	(1.10)%
Gross Expenses (d)(e)	3.24%	3.02%	2.87%	2.52%	2.34%	2.32%
Supplemental Data:						
Net Assets at end of period (000's)	$1,143	$1,227	$2,079	$2,194	$6,633	$9,871
Portfolio Turnover (b)(f)	14%	36%	41%	40%	40%	45%

See notes to financial statements.
88

Victory Portfolios **Financial Highlights** — *continued*

For a Share Outstanding Throughout Each Period

	Victory Integrity Discovery Fund Class R					
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2018
Net Asset Value, Beginning of Period	$33.85	$42.35	$22.45	$30.36	$40.76	$39.49
Investment Activities:						
Net investment income (loss)(a)	(0.01)	(0.31)	(0.18)	(0.18)	(0.28)	(0.28)
Net realized and unrealized gains (losses)	1.77	(6.05)	20.08	(6.91)	(5.37)	6.05
Total from Investment Activities	1.76	(6.36)	19.90	(7.09)	(5.65)	5.77
Distributions to Shareholders From:						
Net realized gains from investments	(3.41)	(2.14)	—	(0.82)	(4.75)	(4.50)
Total Distributions	(3.41)	(2.14)	—	(0.82)	(4.75)	(4.50)
Net Asset Value, End of Period	$32.20	$33.85	$42.35	$22.45	$30.36	$40.76
Total Return(b)(c)	5.01%	(15.68)%	88.56%	(24.10)%	(12.49)%	15.15%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%
Net Investment Income (Loss) (d)	(0.05)%	(0.76)%	(0.58)%	(0.65)%	(0.84)%	(0.70)%
Gross Expenses (d)(e)	3.84%	3.14%	2.43%	2.33%	2.41%	2.27%
Supplemental Data:						
Net Assets at end of period (000's)	$583	$688	$1,955	$1,990	$3,038	$3,465
Portfolio Turnover (b)(f)	14%	36%	41%	40%	40%	45%

	Victory Integrity Discovery Fund Class Y					
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2018
Net Asset Value, Beginning of Period	$41.12	$50.63	$26.64	$35.65	$46.47	$44.11
Investment Activities:						
Net investment income (loss)(a)	0.15	(0.03)	0.03	—(g)	(0.03)	(0.05)
Net realized and unrealized gains (losses)	2.13	(7.34)	23.96	(8.19)	(6.04)	6.91
Total from Investment Activities	2.28	(7.37)	23.99	(8.19)	(6.07)	6.86
Distributions to Shareholders From:						
Net realized gains from investments	(3.41)	(2.14)	—	(0.82)	(4.75)	(4.50)
Total Distributions	(3.41)	(2.14)	—	(0.82)	(4.75)	(4.50)
Net Asset Value, End of Period	$39.99	$41.12	$50.63	$26.64	$35.65	$46.47
Total Return(b)(c)	5.39%	(15.09)%	90.05%	(23.64)%	(11.81)%	16.08%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	1.36%	1.38%	1.31%	1.38%	1.30%	1.28%
Net Investment Income (Loss) (d)	0.69%	(0.05)%	0.07%	—%(h)	(0.06)%	(0.12)%
Gross Expenses (d)(e)	1.36%	1.38%	1.31%	1.38%	1.30%	1.28%
Supplemental Data:						
Net Assets at end of period (000's)	$24,152	$24,479	$40,600	$27,519	$71,708	$78,079
Portfolio Turnover (b)(f)	14%	36%	41%	40%	40%	45%

See notes to financial statements.

89

Victory Portfolios Financial Highlights — continued For a Share Outstanding Throughout Each Period 90 See notes to financial statements. Victory Integrity Discovery Fund Member Class Six Months Ended December 31, 2022 (Unaudited) Year Ended June 30, 2022 November 3, 2020(i) through June 30, 2021 Net Asset Value, Beginning of Period $36.80 $45.58 $26.37 Investment Activities: Net investment income (loss)(a) 0.11 (0.04) (0.30) Net realized and unrealized gains (losses) 1.91 (6.60) 19.51 Total from Investment Activities 2.02 (6.64) 19.21 Distributions to Shareholders From: Net realized gains from investments (3.41) (2.14) — Total Distributions (3.41) (2.14) — Net Asset Value, End of Period $35.41 $36.80 $45.58 Total Return(b)(c) 5.29% (15.17)% 72.85% Ratios to Average Net Assets: Net Expenses (d)(e) 1.50% 1.50% 1.50% Net Investment Income (Loss) (d) 0.54% (0.10)% (1.04)% Gross Expenses (d)(e) 1.82% 1.99% 5.05% Supplemental Data: Net Assets at end of period (000's) $3,405 $3,232 $2,172 Portfolio Turnover (b)(f) 14% 36% 41% (a) Per share net investment income (loss) has been calculated using the average daily shares method. (b) Not annualized for periods less than one year. (c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported total return. (d) Annualized for periods less than one year. (e) Does not include acquired fund fees and expenses, if any. (f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares. (g) Amount is less than $0.005 per share. (h) Amount is less than 0.005%. (i) Commencement of operations.

Victory Portfolios

Financial Highlights — *continued*

For a Share Outstanding Throughout Each Period

	Victory Integrity Mid-Cap Value Fund Class A					
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2018
Net Asset Value, Beginning of Period	$21.11	$23.72	$15.30	$17.86	$19.17	$17.91
Investment Activities:						
Net investment income (loss)(a)	0.11	0.21	0.13	0.24	0.19	0.19
Net realized and unrealized gains (losses)	1.22	(1.66)	8.74	(2.70)	(0.32)	1.84
Total from Investment Activities	1.33	(1.45)	8.87	(2.46)	(0.13)	2.03
Distributions to Shareholders From:						
Net investment income	(0.28)	—	(0.37)	(0.10)	(0.19)	(0.15)
Net realized gains from investments	(0.96)	(1.16)	—	—	(0.99)	(0.62)
Return of capital	—	—	(0.08)	—	—	—
Total Distributions	(1.24)	(1.16)	(0.45)	(0.10)	(1.18)	(0.77)
Net Asset Value, End of Period	$21.20	$21.11	$23.72	$15.30	$17.86	$19.17
Total Return (excludes sales charge)(b)	6.17%	(6.56)%	58.66%	(13.90)%	0.36%	11.32%
Ratios to Average Net Assets:						
Net Expenses (c)(d)	1.00%	1.00%	1.00%	1.00%	1.00%	1.09%
Net Investment Income (Loss) (c)	1.02%	0.90%	0.64%	1.40%	1.05%	1.01%
Gross Expenses (c)(d)	1.34%	1.42%	1.37%	1.43%	1.51%	1.67%
Supplemental Data:						
Net Assets at end of period (000's)	$22,503	$19,898	$12,542	$8,574	$7,567	$4,255
Portfolio Turnover (b)(e)	25%	70%	67%	82%	73%	73%

	Victory Integrity Mid-Cap Value Fund Class C			
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Year Ended June 30, 2021	November 4, 2019(f) through June 30, 2020
Net Asset Value, Beginning of Period	$21.03	$23.81	$15.37	$18.75
Investment Activities:				
Net investment income (loss)(a)	0.03	0.03	(0.05)	0.11
Net realized and unrealized gains (losses)	1.21	(1.65)	8.82	(3.39)
Total from Investment Activities	1.24	(1.62)	8.77	(3.28)
Distributions to Shareholders From:				
Net investment income	(0.12)	—	(0.27)	(0.10)
Net realized gains from investments	(0.96)	(1.16)	—	—
Return of capital	—	—	(0.06)	—
Total Distributions	(1.08)	(1.16)	(0.33)	(0.10)
Net Asset Value, End of Period	$21.19	$21.03	$23.81	$15.37
Total Return (excludes contingent deferred sales charge)(b)	5.79%	(7.26)%	57.43%	(17.55)%
Ratios to Average Net Assets:				
Net Expenses (c)(d)	1.75%	1.75%	1.75%	1.75%
Net Investment Income (Loss) (c)	0.26%	0.14%	(0.25)%	1.02%
Gross Expenses (c)(d)	12.31%	2.82%	16.27%	43.95%
Supplemental Data:				
Net Assets at end of period (000's)	$94	$83	$78	$44
Portfolio Turnover (b)(e)	25%	70%	67%	82%

See notes to financial statements.

91

Victory Portfolios

Financial Highlights — *continued*

For a Share Outstanding Throughout Each Period

	Victory Integrity Mid-Cap Value Fund Class R6					
	Six Months Ended December 31, 2022 (Unaudited)	**Year Ended June 30, 2022**	**Year Ended June 30, 2021**	**Year Ended June 30, 2020**	**Year Ended June 30, 2019**	**Year Ended June 30, 2018**
Net Asset Value, Beginning of Period	$21.40	$23.99	$15.47	$18.02	$19.30	$18.02
Investment Activities:						
Net investment income (loss)(a)	0.16	0.31	0.19	0.33	0.26	0.22
Net realized and unrealized gains (losses)	1.24	(1.69)	8.85	(2.74)	(0.32)	1.87
Total from Investment Activities	1.40	(1.38)	9.04	(2.41)	(0.06)	2.09
Distributions to Shareholders From:						
Net investment income	(0.36)	(0.05)	(0.43)	(0.14)	(0.23)	(0.19)
Net realized gains from investments	(0.96)	(1.16)	—	—	(0.99)	(0.62)
Return of capital	—	—	(0.09)	—	—	—
Total Distributions	(1.32)	(1.21)	(0.52)	(0.14)	(1.22)	(0.81)
Net Asset Value, End of Period	$21.48	$21.40	$23.99	$15.47	$18.02	$19.30
Total Return(b)	6.42%	(6.21)%	59.24%	(13.53)%	0.72%	11.68%
Ratios to Average Net Assets:						
Net Expenses (c)(d)	0.60%	0.60%	0.60%	0.60%	0.60%	0.77%
Net Investment Income (Loss) (c)	1.41%	1.28%	0.94%	1.93%	1.43%	1.14%
Gross Expenses (c)(d)	0.87%	0.87%	0.88%	0.88%	0.94%	1.17%
Supplemental Data:						
Net Assets at end of period (000's)	$218,023	$207,959	$226,652	$184,503	$56,232	$6,750
Portfolio Turnover (b)(e)	25%	70%	67%	82%	73%	73%

	Victory Integrity Mid-Cap Value Fund Class Y					
	Six Months Ended December 31, 2022 (Unaudited)	**Year Ended June 30, 2022**	**Year Ended June 30, 2021**	**Year Ended June 30, 2020**	**Year Ended June 30, 2019**	**Year Ended June 30, 2018**
Net Asset Value, Beginning of Period	$21.36	$23.95	$15.44	$18.02	$19.34	$18.06
Investment Activities:						
Net investment income (loss)(a)	0.14	0.28	0.06	0.25	0.28	0.24
Net realized and unrealized gains (losses)	1.23	(1.70)	8.94	(2.68)	(0.37)	1.85
Total from Investment Activities	1.37	(1.42)	9.00	(2.43)	(0.09)	2.09
Distributions to Shareholders From:						
Net investment income	(0.32)	(0.01)	(0.41)	(0.15)	(0.24)	(0.19)
Net realized gains from investments	(0.96)	(1.16)	—	—	(0.99)	(0.62)
Return of capital	—	—	(0.08)	—	—	—
Total Distributions	(1.28)	(1.17)	(0.49)	(0.15)	(1.23)	(0.81)
Net Asset Value, End of Period	$21.45	$21.36	$23.95	$15.44	$18.02	$19.34
Total Return(b)	6.31%	(6.35)%	59.03%	(13.67)%	0.58%	11.58%
Ratios to Average Net Assets:						
Net Expenses (c)(d)	0.75%	0.75%	0.75%	0.75%	0.75%	0.84%
Net Investment Income (Loss) (c)	1.28%	1.18%	0.29%	1.46%	1.52%	1.25%
Gross Expenses (c)(d)	1.02%	1.03%	1.08%	1.21%	1.17%	1.13%
Supplemental Data:						
Net Assets at end of period (000's)	$52,042	$45,535	$25,003	$9,352	$21,486	$59,866
Portfolio Turnover (b)(e)	25%	70%	67%	82%	73%	73%

See notes to financial statements.

92

93 Victory Portfolios For a Share Outstanding Throughout Each Period Financial Highlights — continued See notes to financial statements. Victory Integrity Mid-Cap Value Fund Member Class Six Months Ended December 31, 2022 (Unaudited) Year Ended June 30, 2022 November 3, 2020(f) through June 30, 2021 Net Asset Value, Beginning of Period $21.47 $24.08 $16.94 Investment Activities: Net investment income (loss)(a) 0.13 0.27 (0.26) Net realized and unrealized gains (losses) 1.25 (1.72) 7.58 Total from Investment Activities 1.38 (1.45) 7.32 Distributions to Shareholders From: Net investment income (0.31) — (0.17) Net realized gains from investments (0.96) (1.16) — Return of capital — — (0.01) Total Distributions (1.27) (1.16) (0.18) Net Asset Value, End of Period $21.58 $21.47 $24.08 Total Return(b) 6.29% (6.46)% 43.46% Ratios to Average Net Assets: Net Expenses (c)(d) 0.85% 0.85% 0.85% Net Investment Income (Loss) (c) 1.19% 1.11% (1.69)% Gross Expenses (c)(d) 1.57% 1.97% 8.67% Supplemental Data: Net Assets at end of period (000's) $3,003 $2,385 $845 Portfolio Turnover (b)(e) 25% 70% 67% (a) Per share net investment income (loss) has been calculated using the average daily shares method. (b) Not annualized for periods less than one year. (c) Annualized for periods less than one year. (d) Does not include acquired fund fees and expenses, if any. (e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares. (f) Commencement of operations.

Victory Portfolios
Financial Highlights — *continued*

For a Share Outstanding Throughout Each Period

	Victory Integrity Small-Cap Value Fund Class A					
	Six Months Ended December 31, 2022 (Unaudited)	**Year Ended June 30, 2022**	**Year Ended June 30, 2021**	**Year Ended June 30, 2020**	**Year Ended June 30, 2019**	**Year Ended June 30, 2018**
Net Asset Value, Beginning of Period	$32.51	$43.97	$24.40	$32.37	$40.06	$37.70
Investment Activities:						
Net investment income (loss)(a)	0.14	0.03	(0.01)	0.03	0.09	(0.04)
Net realized and unrealized gains (losses)	2.92	(4.51)	19.61	(7.86)	(3.59)	4.76
Total from Investment Activities	3.06	(4.48)	19.60	(7.83)	(3.50)	4.72
Distributions to Shareholders From:						
Net investment income	(0.05)	(0.04)	(0.03)	—	—	—
Net realized gains from investments	(4.33)	(6.94)	—	(0.14)	(4.19)	(2.36)
Total Distributions	(4.38)	(6.98)	(0.03)	(0.14)	(4.19)	(2.36)
Net Asset Value, End of Period	$31.19	$32.51	$43.97	$24.40	$32.37	$40.06
Total Return (excludes sales charge)(b)(c)	9.23%	(12.11)%	80.37%	(24.33)%	(7.16)%	12.55%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	1.41%	1.50%	1.50%	1.48%	1.50%	1.50%
Net Investment Income (Loss) (d)	0.80%	0.08%	(0.02)%	0.10%	0.25%	(0.10)%
Gross Expenses (d)(e)	1.41%	1.50%	1.50%	1.48%	1.58%	1.54%
Supplemental Data:						
Net Assets at end of period (000's)	$70,884	$69,687	$91,203	$79,429	$140,439	$221,775
Portfolio Turnover (b)(f)	22%	58%	56%	80%	72%	70%

	Victory Integrity Small-Cap Value Fund Class C					
	Six Months Ended December 31, 2022 (Unaudited)	**Year Ended June 30, 2022**	**Year Ended June 30, 2021**	**Year Ended June 30, 2020**	**Year Ended June 30, 2019**	**Year Ended June 30, 2018**
Net Asset Value, Beginning of Period	$26.39	$37.22	$20.81	$27.85	$35.40	$33.76
Investment Activities:						
Net investment income (loss)(a)	(0.01)	(0.22)	(0.26)	(0.17)	(0.13)	(0.24)
Net realized and unrealized gains (losses)	2.38	(3.67)	16.67	(6.73)	(3.23)	4.24
Total from Investment Activities	2.37	(3.89)	16.41	(6.90)	(3.36)	4.00
Distributions to Shareholders From:						
Net realized gains from investments	(4.33)	(6.94)	—	(0.14)	(4.19)	(2.36)
Total Distributions	(4.33)	(6.94)	—	(0.14)	(4.19)	(2.36)
Net Asset Value, End of Period	$24.43	$26.39	$37.22	$20.81	$27.85	$35.40
Total Return (excludes contingent deferred sales charge)(b)(c)	8.73%	(12.77)%	78.86%	(24.91)%	(7.79)%	11.86%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	2.29%	2.25%	2.34%	2.25%	2.16%	2.13%
Net Investment Income (Loss) (d)	(0.09)%	(0.67)%	(0.89)%	(0.69)%	(0.42)%	(0.70)%
Gross Expenses (d)(e)	2.29%	2.25%	2.34%	2.25%	2.16%	2.13%
Supplemental Data:						
Net Assets at end of period (000's)	$5,112	$5,667	$7,578	$5,796	$11,083	$16,746
Portfolio Turnover (b)(f)	22%	58%	56%	80%	72%	70%

See notes to financial statements.

94

Victory Portfolios **Financial Highlights** — *continued*

For a Share Outstanding Throughout Each Period

	Victory Integrity Small-Cap Value Fund Class R					
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2018
Net Asset Value, Beginning of Period	$31.04	$42.35	$23.53	$31.32	$39.02	$36.86
Investment Activities:						
Net investment income (loss)(a)	0.08	(0.07)	(0.10)	(0.05)	(0.01)	(0.13)
Net realized and unrealized gains (losses)	2.79	(4.30)	18.92	(7.60)	(3.50)	4.65
Total from Investment Activities	2.87	(4.37)	18.82	(7.65)	(3.51)	4.52
Distributions to Shareholders From:						
Net realized gains from investments	(4.33)	(6.94)	—	(0.14)	(4.19)	(2.36)
Total Distributions	(4.33)	(6.94)	—	(0.14)	(4.19)	(2.36)
Net Asset Value, End of Period	$29.58	$31.04	$42.35	$23.53	$31.32	$39.02
Total Return(b)(c)	9.04%	(12.32)%	79.91%	(24.54)%	(7.39)%	12.29%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
Net Investment Income (Loss) (d)	0.47%	(0.18)%	(0.29)%	(0.19)%	(0.03)%	(0.35)%
Gross Expenses (d)(e)	1.96%	1.99%	1.95%	1.86%	1.99%	1.89%
Supplemental Data:						
Net Assets at end of period (000's)	$4,763	$4,605	$7,099	$5,303	$10,451	$14,952
Portfolio Turnover (b)(f)	22%	58%	56%	80%	72%	70%

	Victory Integrity Small-Cap Value Fund Class R6					
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2018
Net Asset Value, Beginning of Period	$34.24	$45.91	$25.43	$33.70	$41.51	$38.86
Investment Activities:						
Net investment income (loss)(a)	0.23	0.26	0.18	0.19	0.24	0.18
Net realized and unrealized gains (losses)	3.08	(4.75)	20.47	(8.18)	(3.67)	4.92
Total from Investment Activities	3.31	(4.49)	20.65	(7.99)	(3.43)	5.10
Distributions to Shareholders From:						
Net investment income	(0.21)	(0.24)	(0.17)	(0.14)	(0.19)	(0.09)
Net realized gains from investments	(4.33)	(6.94)	—	(0.14)	(4.19)	(2.36)
Total Distributions	(4.54)	(7.18)	(0.17)	(0.28)	(4.38)	(2.45)
Net Asset Value, End of Period	$33.01	$34.24	$45.91	$25.43	$33.70	$41.51
Total Return(b)(c)	9.48%	(11.63)%	81.42%	(23.95)%	(6.67)%	13.17%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	0.96%	0.95%	0.96%	0.97%	0.96%	0.95%
Net Investment Income (Loss) (d)	1.26%	0.61%	0.52%	0.64%	0.65%	0.45%
Gross Expenses (d)(e)	0.96%	0.95%	0.96%	0.97%	0.96%	0.95%
Supplemental Data:						
Net Assets at end of period (000's)	$744,494	$716,271	$1,145,953	$984,938	$1,179,915	$938,831
Portfolio Turnover (b)(f)	22%	58%	56%	80%	72%	70%

See notes to financial statements.

95

Victory Portfolios **Financial Highlights** — *continued*

For a Share Outstanding Throughout Each Period

	Victory Integrity Small-Cap Value Fund Class Y					
	Six Months Ended December 31, 2022 (Unaudited)	**Year Ended June 30, 2022**	**Year Ended June 30, 2021**	**Year Ended June 30, 2020**	**Year Ended June 30, 2019**	**Year Ended June 30, 2018**
Net Asset Value, Beginning of Period	$33.98	$45.62	$25.27	$33.49	$41.25	$38.63
Investment Activities:						
Net investment income (loss)(a)	0.21	0.21	0.13	0.14	0.21	0.11
Net realized and unrealized gains (losses)	3.05	(4.71)	20.34	(8.13)	(3.67)	4.89
Total from Investment Activities	3.26	(4.50)	20.47	(7.99)	(3.46)	5.00
Distributions to Shareholders From:						
Net investment income	(0.18)	(0.20)	(0.12)	(0.09)	(0.11)	(0.02)
Net realized gains from investments	(4.33)	(6.94)	—	(0.14)	(4.19)	(2.36)
Total Distributions	(4.51)	(7.14)	(0.12)	(0.23)	(4.30)	(2.38)
Net Asset Value, End of Period	$32.73	$33.98	$45.62	$25.27	$33.49	$41.25
Total Return(b)(c)	9.43%	(11.72)%	81.13%	(24.04)%	(6.83)%	13.01%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	1.05%	1.07%	1.08%	1.11%	1.12%	1.12%
Net Investment Income (Loss) (d)	1.18%	0.51%	0.36%	0.47%	0.58%	0.28%
Gross Expenses (d)(e)	1.05%	1.07%	1.08%	1.11%	1.12%	1.12%
Supplemental Data:						
Net Assets at end of period (000's)	$645,259	$606,277	$765,951	$491,836	$981,688	$1,467,901
Portfolio Turnover (b)(f)	22%	58%	56%	80%	72%	70%

(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported total return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

See notes to financial statements.
96

Victory Portfolios **Financial Highlights** — *continued*

For a Share Outstanding Throughout Each Period

	Victory Integrity Small/Mid-Cap Value Fund Class A					
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2018
Net Asset Value, Beginning of Period	$19.70	$22.98	$13.46	$16.70	$17.75	$16.04
Investment Activities:						
Net investment income (loss)(a)	0.10	0.15	0.05	0.10	0.12	0.07
Net realized and unrealized gains (losses)	1.19	(1.99)	9.73	(3.24)	(0.53)	1.89
Total from Investment Activities	1.29	(1.84)	9.78	(3.14)	(0.41)	1.96
Distributions to Shareholders From:						
Net investment income	(0.16)	(0.05)	(0.26)	(0.10)	(0.12)	(0.05)
Net realized gains from investments	(1.75)	(1.39)	—	—	(0.52)	(0.20)
Total Distributions	(1.91)	(1.44)	(0.26)	(0.10)	(0.64)	(0.25)
Net Asset Value, End of Period	$19.08	$19.70	$22.98	$13.46	$16.70	$17.75
Total Return (excludes sales charge)(b)(c)	6.33%	(8.64)%	73.21%	(18.97)%	(1.66)%	12.16%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%
Net Investment Income (Loss) (d)	0.94%	0.67%	0.27%	0.67%	0.70%	0.42%
Gross Expenses (d)(e)	1.49%	1.50%	1.68%	1.65%	1.71%	1.74%
Supplemental Data:						
Net Assets at end of period (000's)	$7,534	$7,149	$6,589	$3,241	$3,626	$2,996
Portfolio Turnover (b)(f)	25%	63%	61%	72%	67%	77%

	Victory Integrity Small/Mid-Cap Value Fund Class R6					
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2018
Net Asset Value, Beginning of Period	$20.00	$23.30	$13.64	$16.91	$17.96	$16.20
Investment Activities:						
Net investment income (loss)(a)	0.13	0.22	0.14	0.15	0.14	0.05
Net realized and unrealized gains (losses)	1.22	(2.02)	9.82	(3.28)	(0.51)	1.99
Total from Investment Activities	1.35	(1.80)	9.96	(3.13)	(0.37)	2.04
Distributions to Shareholders From:						
Net investment income	(0.22)	(0.11)	(0.30)	(0.14)	(0.16)	(0.08)
Net realized gains from investments	(1.75)	(1.39)	—	—	(0.52)	(0.20)
Total Distributions	(1.97)	(1.50)	(0.30)	(0.14)	(0.68)	(0.28)
Net Asset Value, End of Period	$19.38	$20.00	$23.30	$13.64	$16.91	$17.96
Total Return(b)(c)	6.51%	(8.38)%	73.68%	(18.70)%	(1.39)%	12.54%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%
Net Investment Income (Loss) (d)	1.24%	0.97%	0.72%	0.97%	0.86%	0.28%
Gross Expenses (d)(e)	0.93%	0.93%	0.94%	0.97%	0.96%	1.26%
Supplemental Data:						
Net Assets at end of period (000's)	$173,265	$151,752	$143,273	$80,284	$95,286	$24,926
Portfolio Turnover (b)(f)	25%	63%	61%	72%	67%	77%

See notes to financial statements.
97

Victory Portfolios

Financial Highlights — *continued*

For a Share Outstanding Throughout Each Period

	Victory Integrity Small/Mid-Cap Value Fund Class Y					
	Six Months Ended December 31, 2022 (Unaudited)	**Year Ended June 30, 2022**	**Year Ended June 30, 2021**	**Year Ended June 30, 2020**	**Year Ended June 30, 2019**	**Year Ended June 30, 2018**
Net Asset Value, Beginning of Period	$19.93	$23.23	$13.60	$16.86	$17.92	$16.17
Investment Activities:						
Net investment income (loss)(a)	0.12	0.21	0.12	0.14	0.22	0.12
Net realized and unrealized gains (losses)	1.21	(2.02)	9.81	(3.27)	(0.60)	1.91
Total from Investment Activities	1.33	(1.81)	9.93	(3.13)	(0.38)	2.03
Distributions to Shareholders From:						
Net investment income	(0.21)	(0.10)	(0.30)	(0.13)	(0.16)	(0.08)
Net realized gains from investments	(1.75)	(1.39)	—	—	(0.52)	(0.20)
Total Distributions	(1.96)	(1.49)	(0.30)	(0.13)	(0.68)	(0.28)
Net Asset Value, End of Period	$19.30	$19.93	$23.23	$13.60	$16.86	$17.92
Total Return(b)(c)	6.43%	(8.45)%	73.61%	(18.73)%	(1.45)%	12.51%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%
Net Investment Income (Loss) (d)	1.18%	0.91%	0.66%	0.92%	1.30%	0.67%
Gross Expenses (d)(e)	0.97%	0.97%	0.98%	1.01%	1.03%	1.13%
Supplemental Data:						
Net Assets at end of period (000's)	$45,615	$46,579	$56,537	$32,572	$35,927	$92,019
Portfolio Turnover (b)(f)	25%	63%	61%	72%	67%	77%

	Victory Integrity Small/Mid-Cap Value Fund Member Class		
	Six Months Ended December 31, 2022 (Unaudited)	**Year Ended June 30, 2022**	**November 3, 2020(g) through June 30, 2021**
Net Asset Value, Beginning of Period	$19.87	$23.18	$14.86
Investment Activities:			
Net investment income (loss)(a)	0.12	0.21	(0.27)
Net realized and unrealized gains (losses)	1.21	(2.04)	8.73
Total from Investment Activities	1.33	(1.83)	8.46
Distributions to Shareholders From:			
Net investment income	(0.20)	(0.09)	(0.14)
Net realized gains from investments	(1.75)	(1.39)	—
Total Distributions	(1.95)	(1.48)	(0.14)
Net Asset Value, End of Period	$19.25	$19.87	$23.18
Total Return(b)(c)	6.39%	(8.50)%	57.17%
Ratios to Average Net Assets:			
Net Expenses (d)(e)	0.95%	0.95%	0.95%
Net Investment Income (Loss) (d)	1.12%	0.90%	(1.84)%
Gross Expenses (d)(e)	1.42%	1.59%	4.39%
Supplemental Data:			
Net Assets at end of period (000's)	$5,699	$5,054	$2,388
Portfolio Turnover (b)(f)	25%	63%	61%

(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported total return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Commencement of operations.

See notes to financial statements.
98

Victory Portfolios **Financial Highlights** — *continued*

For a Share Outstanding Throughout Each Period

	Victory Munder Multi-Cap Fund Class A					
	Six Months Ended December 31, 2022 (Unaudited)	**Year Ended June 30, 2022**	**Year Ended June 30, 2021**	**Year Ended June 30, 2020**	**Year Ended June 30, 2019**	**Year Ended June 30, 2018**
Net Asset Value, Beginning of Period	$43.96	$53.57	$38.28	$38.75	$44.99	$41.77
Investment Activities:						
Net investment income (loss)(a)	0.03	—(b)	(0.09)	0.03	0.10	(0.03)
Net realized and unrealized gains (losses)	1.83	(3.48)	15.41	0.65	0.08	5.71
Total from Investment Activities	1.86	(3.48)	15.32	0.68	0.18	5.68
Distributions to Shareholders From:						
Net investment income	—(b)	—	(0.03)	(0.10)	—	—(b)
Net realized gains from investments	(6.10)	(6.13)	—	(1.05)	(6.42)	(2.46)
Total Distributions	(6.10)	(6.13)	(0.03)	(1.15)	(6.42)	(2.46)
Net Asset Value, End of Period	$39.72	$43.96	$53.57	$38.28	$38.75	$44.99
Total Return (excludes sales charge)(c)(d)	3.81%	(8.71)%	40.04%	1.53%	2.86%	13.37%(e)
Ratios to Average Net Assets:						
Net Expenses (f)(g)	1.26%	1.28%	1.35%	1.35%	1.36%	1.36%
Net Investment Income (Loss) (f)	0.13%	—%	(0.20)%	0.09%	0.25%	(0.07)%
Gross Expenses (f)(g)	1.26%	1.28%	1.35%	1.35%	1.36%	1.36%
Supplemental Data:						
Net Assets at end of period (000's)	$330,034	$332,533	$393,769	$311,642	$346,180	$374,259
Portfolio Turnover (c)(h)	39%	64%	70%	100%	107%	123%

	Victory Munder Multi-Cap Fund Class C					
	Six Months Ended December 31, 2022 (Unaudited)	**Year Ended June 30, 2022**	**Year Ended June 30, 2021**	**Year Ended June 30, 2020**	**Year Ended June 30, 2019**	**Year Ended June 30, 2018**
Net Asset Value, Beginning of Period	$31.96	$40.76	$29.35	$30.10	$36.81	$34.82
Investment Activities:						
Net investment income (loss)(a)	(0.13)	(0.35)	(0.35)	(0.22)	(0.16)	(0.34)
Net realized and unrealized gains (losses)	1.39	(2.32)	11.76	0.52	(0.13)	4.79
Total from Investment Activities	1.26	(2.67)	11.41	0.30	(0.29)	4.45
Distributions to Shareholders From:						
Net investment income	—(b)	—	—	—	—	—
Net realized gains from investments	(6.10)	(6.13)	—	(1.05)	(6.42)	(2.46)
Total Distributions	(6.10)	(6.13)	—	(1.05)	(6.42)	(2.46)
Net Asset Value, End of Period	$27.12	$31.96	$40.76	$29.35	$30.10	$36.81
Total Return (excludes contingent deferred sales charge)(c)(d)	3.36%	(9.53)%	38.88%	0.69%	2.21%	12.48%(e)
Ratios to Average Net Assets:						
Net Expenses (f)(g)	2.16%	2.16%	2.16%	2.18%	2.07%	2.16%
Net Investment Income (Loss) (f)	(0.77)%	(0.88)%	(1.00)%	(0.73)%	(0.48)%	(0.91)%
Gross Expenses (f)(g)	2.34%	2.37%	2.32%	2.20%	2.07%	2.16%
Supplemental Data:						
Net Assets at end of period (000's)	$3,053	$3,287	$4,339	$5,769	$10,056	$18,383
Portfolio Turnover (c)(h)	39%	64%	70%	100%	107%	123%

See notes to financial statements.

99

Victory Portfolios
Financial Highlights — *continued*

For a Share Outstanding Throughout Each Period

	Victory Munder Multi-Cap Fund					
	Class Y					
	Six Months Ended December 31, 2022 (Unaudited)	**Year Ended June 30, 2022**	**Year Ended June 30, 2021**	**Year Ended June 30, 2020**	**Year Ended June 30, 2019**	**Year Ended June 30, 2018**
Net Asset Value, Beginning of Period	$48.98	$58.88	$42.05	$42.42	$48.41	$44.62
Investment Activities:						
Net investment income (loss)(a)	0.12	0.19	0.08	0.19	0.27	0.14
Net realized and unrealized gains (losses)	2.01	(3.96)	16.93	0.72	0.16	6.11
Total from Investment Activities	2.13	(3.77)	17.01	0.91	0.43	6.25
Distributions to Shareholders From:						
Net investment income	(0.12)	—	(0.18)	(0.23)	—	—
Net realized gains from investments	(6.10)	(6.13)	—	(1.05)	(6.42)	(2.46)
Total Distributions	(6.22)	(6.13)	(0.18)	(1.28)	(6.42)	(2.46)
Net Asset Value, End of Period	$44.89	$48.98	$58.88	$42.05	$42.42	$48.41
Total Return(c)(d)	3.97%	(8.41)%	40.51%	1.92%	3.21%	13.81%(e)
Ratios to Average Net Assets:						
Net Expenses (f)(g)	0.93%	0.96%	0.99%	0.99%	1.00%	1.00%
Net Investment Income (Loss) (f)	0.45%	0.32%	0.16%	0.46%	0.61%	0.29%
Gross Expenses (f)(g)	0.93%	0.96%	0.99%	0.99%	1.00%	1.00%
Supplemental Data:						
Net Assets at end of period (000's)	$30,931	$35,063	$40,374	$30,258	$30,776	$33,503
Portfolio Turnover (c)(h)	39%	64%	70%	100%	107%	123%

(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported total return.
(e) During the year ended June 30, 2018, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.22%.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

See notes to financial statements.
100

Victory Portfolios | **Financial Highlights** — *continued*

For a Share Outstanding Throughout Each Period

	Victory S&P 500 Index Fund Class A					
	Six Months Ended December 31, 2022 (Unaudited)	**Year Ended June 30, 2022**	**Year Ended June 30, 2021**	**Year Ended June 30, 2020**	**Year Ended June 30, 2019**	**Year Ended June 30, 2018**
Net Asset Value, Beginning of Period	$21.24	$25.84	$19.80	$21.07	$21.52	$22.20
Investment Activities:						
Net investment income (loss)(a)	0.13	0.23	0.22	0.29	0.31	0.31
Net realized and unrealized gains (losses)	0.36	(2.72)	7.43	1.20	1.43	2.65
Total from Investment Activities	0.49	(2.49)	7.65	1.49	1.74	2.96
Distributions to Shareholders From:						
Net investment income	(0.14)	(0.21)	(0.24)	(0.28)	(0.33)	(0.31)
Net realized gains from investments	(1.43)	(1.90)	(1.37)	(2.48)	(1.86)	(3.33)
Total Distributions	(1.57)	(2.11)	(1.61)	(2.76)	(2.19)	(3.64)
Net Asset Value, End of Period	$20.16	$21.24	$25.84	$19.80	$21.07	$21.52
Total Return (excludes sales charge)(b)(c)	2.03%	(11.11)%	40.00%	6.96%	9.80%	13.73%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	0.53%	0.53%	0.55%	0.55%	0.53%	0.55%
Net Investment Income (Loss) (d)	1.21%	0.89%	0.97%	1.42%	1.46%	1.38%
Gross Expenses (d)(e)	0.53%	0.53%	0.55%	0.55%	0.53%	0.55%
Supplemental Data:						
Net Assets at end of period (000's)	$150,626	$156,112	$194,818	$153,714	$188,004	$192,530
Portfolio Turnover (b)(f)	1%	5%	3%	4%	3%	2%

	Victory S&P 500 Index Fund Class R					
	Six Months Ended December 31, 2022 (Unaudited)	**Year Ended June 30, 2022**	**Year Ended June 30, 2021**	**Year Ended June 30, 2020**	**Year Ended June 30, 2019**	**Year Ended June 30, 2018**
Net Asset Value, Beginning of Period	$21.15	$25.74	$19.74	$21.01	$21.47	$22.15
Investment Activities:						
Net investment income (loss)(a)	0.09	0.13	0.13	0.21	0.22	0.21
Net realized and unrealized gains (losses)	0.35	(2.70)	7.39	1.21	1.43	2.66
Total from Investment Activities	0.44	(2.57)	7.52	1.42	1.65	2.87
Distributions to Shareholders From:						
Net investment income	(0.10)	(0.12)	(0.15)	(0.21)	(0.25)	(0.22)
Net realized gains from investments	(1.43)	(1.90)	(1.37)	(2.48)	(1.86)	(3.33)
Total Distributions	(1.53)	(2.02)	(1.52)	(2.69)	(2.11)	(3.55)
Net Asset Value, End of Period	$20.06	$21.15	$25.74	$19.74	$21.01	$21.47
Total Return(b)(c)	1.80%	(11.43)%	39.38%	6.57%	9.31%	13.31%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	0.91%	0.92%	0.95%	0.95%	0.96%	0.97%
Net Investment Income (Loss) (d)	0.83%	0.50%	0.57%	1.02%	1.04%	0.97%
Gross Expenses (d)(e)	0.91%	0.92%	0.95%	0.95%	0.96%	0.97%
Supplemental Data:						
Net Assets at end of period (000's)	$18,167	$17,735	$17,907	$13,726	$14,501	$17,052
Portfolio Turnover (b)(f)	1%	5%	3%	4%	3%	2%

See notes to financial statements.
101

Victory Portfolios

Financial Highlights — *continued*

For a Share Outstanding Throughout Each Period

	Victory S&P 500 Index Fund Class Y					
	Six Months Ended December 31, 2022 (Unaudited)	**Year Ended June 30, 2022**	**Year Ended June 30, 2021**	**Year Ended June 30, 2020**	**Year Ended June 30, 2019**	**Year Ended June 30, 2018**
Net Asset Value, Beginning of Period	$21.44	$26.07	$19.96	$21.22	$21.66	$22.31
Investment Activities:						
Net investment income (loss)(a)	0.14	0.25	0.25	0.32	0.33	0.35
Net realized and unrealized gains (losses)	0.36	(2.75)	7.49	1.21	1.45	2.67
Total from Investment Activities	0.50	(2.50)	7.74	1.53	1.78	3.02
Distributions to Shareholders From:						
Net investment income	(0.15)	(0.23)	(0.26)	(0.31)	(0.36)	(0.34)
Net realized gains from investments	(1.43)	(1.90)	(1.37)	(2.48)	(1.86)	(3.33)
Total Distributions	(1.58)	(2.13)	(1.63)	(2.79)	(2.22)	(3.67)
Net Asset Value, End of Period	$20.36	$21.44	$26.07	$19.96	$21.22	$21.66
Total Return(b)(c)	2.11%	(11.06)%	40.16%	7.07%	9.93%	13.96%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	0.43%	0.44%	0.45%	0.43%	0.43%	0.39%
Net Investment Income (Loss) (d)	1.30%	0.98%	1.07%	1.56%	1.57%	1.57%
Gross Expenses (d)(e)	0.43%	0.44%	0.45%	0.43%	0.43%	0.39%
Supplemental Data:						
Net Assets at end of period (000's)	$42,571	$49,382	$56,607	$46,072	$32,146	$19,932
Portfolio Turnover (b)(f)	1%	5%	3%	4%	3%	2%

(a) Per share net investment income (loss) has been calculated using the average daily shares method.

(b) Not annualized for periods less than one year.

(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported total return.

(d) Annualized for periods less than one year.

(e) Does not include acquired fund fees and expenses, if any.

(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

See notes to financial statements.

102

Victory Portfolios

Financial Highlights — *continued*

For a Share Outstanding Throughout Each Period

	Victory Munder Mid-Cap Core Growth Fund Class A					
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2018
Net Asset Value, Beginning of Period	$9.53	$15.41	$11.76	$22.95	$34.56	$37.21
Investment Activities:						
Net investment income (loss)(a)	(0.01)	(0.05)	(0.09)	(0.07)	(0.13)	(0.11)
Net realized and unrealized gains (losses)	0.42	(1.67)	5.40	0.01	(0.72)	4.55
Total from Investment Activities	0.41	(1.72)	5.31	(0.06)	(0.85)	4.44
Distributions to Shareholders From:						
Net investment income	—	—(b)	—	—	—	—
Net realized gains from investments	(1.43)	(4.16)	(1.66)	(11.13)	(10.76)	(7.09)
Total Distributions	(1.43)	(4.16)	(1.66)	(11.13)	(10.76)	(7.09)
Net Asset Value, End of Period	$8.51	$9.53	$15.41	$11.76	$22.95	$34.56
Total Return (excludes sales charge)(c)	3.66%	(16.84)%	47.52%	(3.04)%	4.18%	12.08%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	1.27%	1.26%	1.27%	1.29%	1.28%	1.28%
Net Investment Income (Loss) (d)	(0.12)%	(0.35)%	(0.62)%	(0.40)%	(0.49)%	(0.29)%
Gross Expenses (d)(e)	1.27%	1.26%	1.27%	1.29%	1.28%	1.28%
Supplemental Data:						
Net Assets at end of period (000's)	$148,903	$157,570	$216,453	$186,571	$292,120	$575,926
Portfolio Turnover (c)(f)	24%	80%	103%	86%	82%	50%

	Victory Munder Mid-Cap Core Growth Fund Class C					
	Six Months Ended December 31, 2022(g) (Unaudited)	Year Ended June 30, 2022(g)	Year Ended June 30, 2021(g)	Year Ended June 30, 2020(g)	Year Ended June 30, 2019(g)	Year Ended June 30, 2018(g)
Net Asset Value, Beginning of Period	$9.54	$47.25	$44.12	$143.63	$251.81	$283.86
Investment Activities:						
Net investment income (loss)(a)	(0.05)	(0.27)	(0.63)	(0.90)	(2.07)	(2.61)
Net realized and unrealized gains (losses)	0.42	—(b)	18.70	1.56	(9.27)	34.37
Total from Investment Activities	0.37	(0.27)	18.07	0.66	(11.34)	31.76
Distributions to Shareholders From:						
Net investment income	—	—(b)	—	—	—	—
Net realized gains from investments	(1.43)	(37.44)	(14.94)	(100.17)	(96.84)	(63.81)
Total Distributions	(1.43)	(37.44)	(14.94)	(100.17)	(96.84)	(63.81)
Net Asset Value, End of Period	$8.48	$9.54	$47.25	$44.12	$143.63	$251.81
Total Return (excludes contingent deferred sales charge)(c)	3.23%	(17.53)%	46.51%	(3.82)%	3.51%	11.28%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	2.12%	2.12%	2.06%	2.03%	1.94%	1.96%
Net Investment Income (Loss) (d)	(0.98)%	(1.23)%	(1.40)%	(1.15)%	(1.14)%	(0.94)%
Gross Expenses (d)(e)	2.25%	2.15%	2.06%	2.03%	1.94%	1.96%
Supplemental Data:						
Net Assets at end of period (000's)	$4,165	$4,714	$9,806	$14,053	$26,825	$52,210
Portfolio Turnover (c)(f)	24%	80%	103%	86%	82%	50%

See notes to financial statements.

103

Victory Portfolios **Financial Highlights** — *continued*

For a Share Outstanding Throughout Each Period

	Victory Munder Mid-Cap Core Growth Fund Class R					
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2018
Net Asset Value, Beginning of Period	$7.29	$12.75	$9.98	$21.16	$32.91	$35.82
Investment Activities:						
Net investment income (loss)(a)	(0.02)	(0.07)	(0.11)	(0.09)	(0.20)	(0.20)
Net realized and unrealized gains (losses)	0.33	(1.23)	4.54	0.04	(0.79)	4.38
Total from Investment Activities	0.31	(1.30)	4.43	(0.05)	(0.99)	4.18
Distributions to Shareholders From:						
Net realized gains from investments	(1.43)	(4.16)	(1.66)	(11.13)	(10.76)	(7.09)
Total Distributions	(1.43)	(4.16)	(1.66)	(11.13)	(10.76)	(7.09)
Net Asset Value, End of Period	$6.17	$7.29	$12.75	$9.98	$21.16	$32.91
Total Return(c)	3.55%	(17.10)%	47.15%	(3.28)%	3.85%	11.79%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%
Net Investment Income (Loss) (d)	(0.42)%	(0.66)%	(0.92)%	(0.68)%	(0.79)%	(0.58)%
Gross Expenses (d)(e)	1.75%	1.75%	1.69%	1.67%	1.69%	1.65%
Supplemental Data:						
Net Assets at end of period (000's)	$8,741	$8,890	$13,463	$12,943	$18,438	$25,939
Portfolio Turnover (c)(f)	24%	80%	103%	86%	82%	50%

	Victory Munder Mid-Cap Core Growth Fund Class R6					
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2018
Net Asset Value, Beginning of Period	$13.38	$19.99	$14.80	$26.00	$37.36	$39.55
Investment Activities:						
Net investment income (loss)(a)	0.02	0.01	(0.04)	—(b)	—(b)	0.06
Net realized and unrealized gains (losses)	0.56	(2.44)	6.89	(0.07)	(0.60)	4.84
Total from Investment Activities	0.58	(2.43)	6.85	(0.07)	(0.60)	4.90
Distributions to Shareholders From:						
Net investment income	—	(0.02)	—	—	—	—
Net realized gains from investments	(1.43)	(4.16)	(1.66)	(11.13)	(10.76)	(7.09)
Total Distributions	(1.43)	(4.18)	(1.66)	(11.13)	(10.76)	(7.09)
Net Asset Value, End of Period	$12.53	$13.38	$19.99	$14.80	$26.00	$37.36
Total Return(c)	3.88%	(16.53)%	48.19%	(2.60)%	4.57%	12.56%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	0.88%	0.87%	0.87%	0.86%	0.87%	0.84%
Net Investment Income (Loss) (d)	0.27%	0.04%	(0.21)%	0.01%	(0.01)%	0.15%
Gross Expenses (d)(e)	0.88%	0.87%	0.87%	0.86%	0.87%	0.84%
Supplemental Data:						
Net Assets at end of period (000's)	$68,527	$70,577	$98,852	$113,104	$310,949	$685,568
Portfolio Turnover (c)(f)	24%	80%	103%	86%	82%	50%

See notes to financial statements.

104

Victory Portfolios **Financial Highlights** — *continued*

For a Share Outstanding Throughout Each Period

	Victory Munder Mid-Cap Core Growth Fund Class Y					
	Six Months Ended December 31, 2022 (Unaudited)	**Year Ended June 30, 2022**	**Year Ended June 30, 2021**	**Year Ended June 30, 2020**	**Year Ended June 30, 2019**	**Year Ended June 30, 2018**
Net Asset Value, Beginning of Period	$12.55	$19.00	$14.15	$25.37	$36.79	$39.10
Investment Activities:						
Net investment income (loss)(a)	0.01	(0.02)	(0.05)	(0.04)	(0.07)	(0.01)
Net realized and unrealized gains (losses)	0.53	(2.27)	6.56	(0.05)	(0.59)	4.79
Total from Investment Activities	0.54	(2.29)	6.51	(0.09)	(0.66)	4.78
Distributions to Shareholders From:						
Net realized gains from investments	(1.43)	(4.16)	(1.66)	(11.13)	(10.76)	(7.09)
Total Distributions	(1.43)	(4.16)	(1.66)	(11.13)	(10.76)	(7.09)
Net Asset Value, End of Period	$11.66	$12.55	$19.00	$14.15	$25.37	$36.79
Total Return(c)	3.81%	(16.64)%	48.00%	(2.76)%	4.47%	12.38%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	0.97%	0.98%	0.98%	1.04%	1.02%	1.01%
Net Investment Income (Loss) (d)	0.18%	(0.10)%	(0.33)%	(0.18)%	(0.22)%	(0.02)%
Gross Expenses (d)(e)	0.97%	0.98%	0.98%	1.04%	1.02%	1.01%
Supplemental Data:						
Net Assets at end of period (000's)	$116,169	$122,169	$242,860	$257,692	$810,261	$2,240,305
Portfolio Turnover (c)(f)	24%	80%	103%	86%	82%	50%

(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) As described in Note 9 in the Notes to Financial Statements, per share amounts adjusted for a 1:9 reverse stock split.

See notes to financial statements.
105

Victory Portfolios

Financial Highlights — *continued*

For a Share Outstanding Throughout Each Period

	Victory Trivalent International Fund - Core Equity Class A					
	Six Months Ended December 31, 2022 (Unaudited)	**Year Ended June 30, 2022**	**Year Ended June 30, 2021**	**Year Ended June 30, 2020**	**Year Ended June 30, 2019**	**Year Ended June 30, 2018**
Net Asset Value, Beginning of Period	$6.51	$8.35	$6.49	$6.87	$7.28	$7.21
Investment Activities:						
Net investment income (loss)(a)	0.06	0.17	0.18	0.12	0.14	0.13
Net realized and unrealized gains (losses)	0.13	(1.73)	1.77	(0.44)	(0.30)	0.44
Total from Investment Activities	0.19	(1.56)	1.95	(0.32)	(0.16)	0.57
Distributions to Shareholders From:						
Net investment income	(0.15)	(0.28)	(0.09)	(0.06)	(0.13)	(0.13)
Net realized gains from investments	—	—	—	—	(0.12)	(0.37)
Total Distributions	(0.15)	(0.28)	(0.09)	(0.06)	(0.25)	(0.50)
Net Asset Value, End of Period	$6.55	$6.51	$8.35	$6.49	$6.87	$7.28
Total Return (excludes sales charge)(b)(c)	2.98%	(19.33)%	30.28%	(4.72)%	(1.69)%	7.74%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	0.95%	0.95%	0.95%	0.95%	0.95%	1.11%
Net Investment Income (Loss) (d)	1.72%	2.18%	2.32%	1.73%	2.08%	1.71%
Gross Expenses (d)(e)	1.76%	1.77%	1.76%	1.84%	1.96%	1.91%
Supplemental Data:						
Net Assets at end of period (000's)	$4,053	$4,147	$5,379	$4,550	$5,347	$8,620
Portfolio Turnover (b)(f)	24%	55%	47%	49%	56%	51%

	Victory Trivalent International Fund - Core Equity Class I					
	Six Months Ended December 31, 2022 (Unaudited)	**Year Ended June 30, 2022**	**Year Ended June 30, 2021**	**Year Ended June 30, 2020**	**Year Ended June 30, 2019**	**Year Ended June 30, 2018**
Net Asset Value, Beginning of Period	$6.55	$8.40	$6.53	$6.90	$7.29	$7.23
Investment Activities:						
Net investment income (loss)(a)	0.07	0.20	0.21	0.14	0.17	0.24
Net realized and unrealized gains (losses)	0.14	(1.74)	1.78	(0.43)	(0.30)	0.34
Total from Investment Activities	0.21	(1.54)	1.99	(0.29)	(0.13)	0.58
Distributions to Shareholders From:						
Net investment income	(0.17)	(0.31)	(0.12)	(0.08)	(0.14)	(0.15)
Net realized gains from investments	—	—	—	—	(0.12)	(0.37)
Total Distributions	(0.17)	(0.31)	(0.12)	(0.08)	(0.26)	(0.52)
Net Asset Value, End of Period	$6.59	$6.55	$8.40	$6.53	$6.90	$7.29
Total Return(b)(c)	3.19%	(19.03)%	30.65%	(4.36)%	(1.19)%	8.07%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	0.60%	0.60%	0.60%	0.60%	0.60%	0.72%
Net Investment Income (Loss) (d)	2.03%	2.57%	2.69%	2.12%	2.48%	3.17%
Gross Expenses (d)(e)	1.30%	1.62%	1.42%	1.54%	1.76%	2.67%
Supplemental Data:						
Net Assets at end of period (000's)	$3,299	$2,834	$3,303	$2,579	$2,268	$2,575
Portfolio Turnover (b)(f)	24%	55%	47%	49%	56%	51%

See notes to financial statements.

106

Victory Portfolios **Financial Highlights** — *continued*

For a Share Outstanding Throughout Each Period

	Victory Trivalent International Fund - Core Equity Class R6					
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2018
Net Asset Value, Beginning of Period	$6.60	$8.45	$6.57	$6.92	$7.31	$7.23
Investment Activities:						
Net investment income (loss)(a)	0.07	0.21	0.21	0.14	0.17	0.21
Net realized and unrealized gains (losses)	0.14	(1.75)	1.78	(0.43)	(0.29)	0.39
Total from Investment Activities	0.21	(1.54)	1.99	(0.29)	(0.12)	0.60
Distributions to Shareholders From:						
Net investment income	(0.18)	(0.31)	(0.11)	(0.06)	(0.15)	(0.15)
Net realized gains from investments	—	—	—	—	(0.12)	(0.37)
Total Distributions	(0.18)	(0.31)	(0.11)	(0.06)	(0.27)	(0.52)
Net Asset Value, End of Period	$6.63	$6.60	$8.45	$6.57	$6.92	$7.31
Total Return(b)(c)	3.21%	(18.93)%	30.57%	(4.34)%	(1.12)%	8.14%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	0.55%	0.55%	0.55%	0.55%	0.55%	0.71%
Net Investment Income (Loss) (d)	2.11%	2.60%	2.75%	2.06%	2.53%	2.71%
Gross Expenses (d)(e)	0.96%	0.96%	1.00%	1.01%	1.45%	1.71%
Supplemental Data:						
Net Assets at end of period (000's)	$175,809	$172,965	$204,691	$119,275	$5,661	$5,975
Portfolio Turnover (b)(f)	24%	55%	47%	49%	56%	51%

	Victory Trivalent International Fund - Core Equity Class Y					
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2018
Net Asset Value, Beginning of Period	$6.50	$8.34	$6.48	$6.87	$7.26	$7.20
Investment Activities:						
Net investment income (loss)(a)	0.06	0.19	0.20	0.13	0.15	0.12
Net realized and unrealized gains (losses)	0.15	(1.73)	1.77	(0.44)	(0.28)	0.46
Total from Investment Activities	0.21	(1.54)	1.97	(0.31)	(0.13)	0.58
Distributions to Shareholders From:						
Net investment income	(0.17)	(0.30)	(0.11)	(0.08)	(0.14)	(0.15)
Net realized gains from investments	—	—	—	—	(0.12)	(0.37)
Total Distributions	(0.17)	(0.30)	(0.11)	(0.08)	(0.26)	(0.52)
Net Asset Value, End of Period	$6.54	$6.50	$8.34	$6.48	$6.87	$7.26
Total Return(b)(c)	3.25%	(19.16)%	30.62%	(4.60)%	(1.34)%	8.01%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	0.70%	0.70%	0.70%	0.70%	0.70%	0.87%
Net Investment Income (Loss) (d)	1.96%	2.42%	2.59%	1.95%	2.26%	1.62%
Gross Expenses (d)(e)	1.16%	1.21%	1.19%	1.32%	1.40%	1.49%
Supplemental Data:						
Net Assets at end of period (000's)	$6,787	$6,614	$8,574	$6,532	$8,482	$9,712
Portfolio Turnover (b)(f)	24%	55%	47%	49%	56%	51%

(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported total return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

See notes to financial statements.
107

Victory Portfolios **Financial Highlights** — *continued*

For a Share Outstanding Throughout Each Period

	Victory Trivalent International Small-Cap Fund Class A					
	Six Months Ended December 31, 2022 (Unaudited)	**Year Ended June 30, 2022**	**Year Ended June 30, 2021**	**Year Ended June 30, 2020**	**Year Ended June 30, 2019**	**Year Ended June 30, 2018**
Net Asset Value, Beginning of Period	$12.43	$18.04	$12.83	$13.02	$14.46	$12.87
Investment Activities:						
Net investment income (loss)(a)	0.05	0.18	0.14	0.06	0.13	0.10
Net realized and unrealized gains (losses)	0.32	(4.40)	5.07	(0.02)	(1.22)	1.72
Total from Investment Activities	0.37	(4.22)	5.21	0.04	(1.09)	1.82
Distributions to Shareholders From:						
Net investment income	(0.09)	(0.23)	—	(0.23)	(0.09)	(0.15)
Net realized gains from investments	—	(1.16)	—	—	(0.26)	(0.08)
Total Distributions	(0.09)	(1.39)	—	(0.23)	(0.35)	(0.23)
Net Asset Value, End of Period	$12.71	$12.43	$18.04	$12.83	$13.02	$14.46
Total Return (excludes sales charge)(b)(c)	2.98%	(25.22)%	40.61%	0.15%	(7.12)%	14.14%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Net Investment Income (Loss) (d)	0.73%	1.09%	0.91%	0.47%	1.02%	0.68%
Gross Expenses (d)(e)	1.66%	1.63%	1.63%	1.63%	1.59%	1.56%
Supplemental Data:						
Net Assets at end of period (000's)	$66,136	$64,968	$93,832	$108,115	$137,665	$122,933
Portfolio Turnover (b)(f)	30%	68%	64%	52%	54%	62%

	Victory Trivalent International Small-Cap Fund Class C					
	Six Months Ended December 31, 2022 (Unaudited)	**Year Ended June 30, 2022**	**Year Ended June 30, 2021**	**Year Ended June 30, 2020**	**Year Ended June 30, 2019**	**Year Ended June 30, 2018**
Net Asset Value, Beginning of Period	$11.98	$17.46	$12.51	$12.71	$14.12	$12.58
Investment Activities:						
Net investment income (loss)(a)	—(g)	0.05	0.04	(0.03)	0.02	—(g)
Net realized and unrealized gains (losses)	0.32	(4.26)	4.91	(0.03)	(1.17)	1.67
Total from Investment Activities	0.32	(4.21)	4.95	(0.06)	(1.15)	1.67
Distributions to Shareholders From:						
Net investment income	—	(0.11)	—	(0.14)	—	(0.05)
Net realized gains from investments	—	(1.16)	—	—	(0.26)	(0.08)
Total Distributions	—	(1.27)	—	(0.14)	(0.26)	(0.13)
Net Asset Value, End of Period	$12.30	$11.98	$17.46	$12.51	$12.71	$14.12
Total Return (excludes contingent deferred sales charge)(b)(c)	2.67%	(25.84)%	39.57%	(0.65)%	(7.78)%	13.28%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%
Net Investment Income (Loss) (d)	(0.02)%	0.30%	0.26%	(0.28)%	0.15%	(0.03)%
Gross Expenses (d)(e)	2.54%	2.49%	2.41%	2.42%	2.42%	2.36%
Supplemental Data:						
Net Assets at end of period (000's)	$2,781	$3,283	$4,945	$4,327	$4,909	$6,211
Portfolio Turnover (b)(f)	30%	68%	64%	52%	54%	62%

See notes to financial statements.
108

Victory Portfolios **Financial Highlights** — *continued*

For a Share Outstanding Throughout Each Period

	Victory Trivalent International Small-Cap Fund Class I					
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2018
Net Asset Value, Beginning of Period	$12.54	$18.19	$12.94	$13.13	$14.58	$12.96
Investment Activities:						
Net investment income (loss)(a)	0.07	0.26	0.25	0.11	0.18	0.18
Net realized and unrealized gains (losses)	0.33	(4.46)	5.07	(0.02)	(1.23)	1.71
Total from Investment Activities	0.40	(4.20)	5.32	0.09	(1.05)	1.89
Distributions to Shareholders From:						
Net investment income	(0.14)	(0.29)	(0.07)	(0.28)	(0.14)	(0.19)
Net realized gains from investments	—	(1.16)	—	—	(0.26)	(0.08)
Total Distributions	(0.14)	(1.45)	(0.07)	(0.28)	(0.40)	(0.27)
Net Asset Value, End of Period	$12.80	$12.54	$18.19	$12.94	$13.13	$14.58
Total Return(b)(c)	3.22%	(24.96)%	41.16%	0.54%	(6.69)%	14.60%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Net Investment Income (Loss) (d)	1.14%	1.56%	1.52%	0.88%	1.41%	1.22%
Gross Expenses (d)(e)	1.19%	1.16%	1.17%	1.18%	1.16%	1.14%
Supplemental Data:						
Net Assets at end of period (000's)	$1,788,431	$1,655,788	$2,003,337	$1,014,425	$955,568	$866,643
Portfolio Turnover (b)(f)	30%	68%	64%	52%	54%	62%

	Victory Trivalent International Small-Cap Fund Class R6					
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2018
Net Asset Value, Beginning of Period	$12.59	$18.26	$13.00	$13.19	$14.65	$13.02
Investment Activities:						
Net investment income (loss)(a)	0.07	0.25	0.23	0.12	0.17	0.15
Net realized and unrealized gains (losses)	0.34	(4.48)	5.09	(0.04)	(1.24)	1.73
Total from Investment Activities	0.41	(4.23)	5.32	0.08	(1.07)	1.88
Distributions to Shareholders From:						
Net investment income	(0.13)	(0.28)	(0.06)	(0.27)	(0.13)	(0.17)
Net realized gains from investments	—	(1.16)	—	—	(0.26)	(0.08)
Total Distributions	(0.13)	(1.44)	(0.06)	(0.27)	(0.39)	(0.25)
Net Asset Value, End of Period	$12.87	$12.59	$18.26	$13.00	$13.19	$14.65
Total Return(b)(c)	3.28%	(25.02)%	41.06%	0.36%	(6.86)%	14.49%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	1.03%	1.03%	1.03%	1.06%	1.08%	1.08%
Net Investment Income (Loss) (d)	1.06%	1.52%	1.43%	0.94%	1.31%	1.01%
Gross Expenses (d)(e)	1.03%	1.03%	1.03%	1.06%	1.08%	1.08%
Supplemental Data:						
Net Assets at end of period (000's)	$110,534	$123,487	$133,486	$73,480	$42,975	$39,497
Portfolio Turnover (b)(f)	30%	68%	64%	52%	54%	62%

See notes to financial statements.
109

Victory Portfolios

Financial Highlights — *continued*

For a Share Outstanding Throughout Each Period

	Victory Trivalent International Small-Cap Fund					
	Class Y					
	Six Months Ended December 31, 2022 (Unaudited)	**Year Ended June 30, 2022**	**Year Ended June 30, 2021**	**Year Ended June 30, 2020**	**Year Ended June 30, 2019**	**Year Ended June 30, 2018**
Net Asset Value, Beginning of Period	$12.47	$18.10	$12.88	$13.07	$14.52	$12.91
Investment Activities:						
Net investment income (loss)(a)	0.06	0.22	0.22	0.10	0.16	0.15
Net realized and unrealized gains (losses)	0.33	(4.42)	5.05	(0.03)	(1.22)	1.71
Total from Investment Activities	0.39	(4.20)	5.27	0.07	(1.06)	1.86
Distributions to Shareholders From:						
Net investment income	(0.12)	(0.27)	(0.05)	(0.26)	(0.13)	(0.17)
Net realized gains from investments	—	(1.16)	—	—	(0.26)	(0.08)
Total Distributions	(0.12)	(1.43)	(0.05)	(0.26)	(0.39)	(0.25)
Net Asset Value, End of Period	$12.74	$12.47	$18.10	$12.88	$13.07	$14.52
Total Return(b)(c)	3.15%	(25.07)%	40.96%	0.41%	(6.88)%	14.45%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Net Investment Income (Loss) (d)	0.96%	1.33%	1.35%	0.75%	1.21%	1.05%
Gross Expenses (d)(e)	1.14%	1.12%	1.13%	1.19%	1.18%	1.19%
Supplemental Data:						
Net Assets at end of period (000's)	$734,565	$703,026	$1,099,890	$663,638	$666,547	$756,933
Portfolio Turnover (b)(f)	30%	68%	64%	52%	54%	62%

(a) Per share net investment income (loss) has been calculated using the average daily shares method.

(b) Not annualized for periods less than one year.

(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported total return.

(d) Annualized for periods less than one year.

(e) Does not include acquired fund fees and expenses, if any.

(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(g) Amount is less than $0.005 per share.

See notes to financial statements.

110

Victory Portfolios

Financial Highlights — *continued*

For a Share Outstanding Throughout Each Period

Victory INCORE Total Return Bond Fund

Class A

	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2018
Net Asset Value, Beginning of Period	$8.62	$9.84	$9.91	$9.46	$9.21	$9.54
Investment Activities:						
Net investment income (loss)(a)	0.09	0.13	0.15	0.20	0.21	0.20
Net realized and unrealized gains (losses)	(0.33)	(1.15)	0.01	0.50	0.32	(0.24)
Total from Investment Activities	(0.24)	(1.02)	0.16	0.70	0.53	(0.04)
Distributions to Shareholders From:						
Net investment income	(0.11)	(0.20)	(0.23)	(0.25)	(0.28)	(0.29)
Total Distributions	(0.11)	(0.20)	(0.23)	(0.25)	(0.28)	(0.29)
Net Asset Value, End of Period	$8.27	$8.62	$9.84	$9.91	$9.46	$9.21
Total Return (excludes sales charge)(b)	(2.78)%	(10.48)%	1.67%	7.57%	5.77%	(0.49)%
Ratios to Average Net Assets:						
Net Expenses (c)(d)	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net Investment Income (Loss) (c)	2.00%	1.34%	1.51%	2.03%	2.32%	2.15%
Gross Expenses (c)(d)	1.19%	1.20%	1.16%	1.11%	1.09%	1.11%
Supplemental Data:						
Net Assets at end of period (000's)	$11,401	$7,507	$9,380	$11,472	$12,248	$12,592
Portfolio Turnover (b)(e)	37%	55%	79%	74%	150%	110%(f)

Victory INCORE Total Return Bond Fund

Class C

	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2018
Net Asset Value, Beginning of Period	$8.69	$9.92	$9.99	$9.53	$9.28	$9.60
Investment Activities:						
Net investment income (loss)(a)	0.05	0.05	0.08	0.12	0.15	0.14
Net realized and unrealized gains (losses)	(0.32)	(1.15)	0.01	0.52	0.31	(0.25)
Total from Investment Activities	(0.27)	(1.10)	0.09	0.64	0.46	(0.11)
Distributions to Shareholders From:						
Net investment income	(0.08)	(0.13)	(0.16)	(0.18)	(0.21)	(0.21)
Total Distributions	(0.08)	(0.13)	(0.16)	(0.18)	(0.21)	(0.21)
Net Asset Value, End of Period	$8.34	$8.69	$9.92	$9.99	$9.53	$9.28
Total Return (excludes contingent deferred sales charge)(b)	(3.14)%	(11.23)%	0.91%	6.76%	5.05%	(1.12)%
Ratios to Average Net Assets:						
Net Expenses (c)(d)	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
Net Investment Income (Loss) (c)	1.25%	0.56%	0.80%	1.27%	1.67%	1.43%
Gross Expenses (c)(d)	9.25%	5.81%	3.68%	3.54%	3.12%	2.31%
Supplemental Data:						
Net Assets at end of period (000's)	$157	$163	$451	$727	$574	$973
Portfolio Turnover (b)(e)	37%	55%	79%	74%	150%	110%(f)

See notes to financial statements.

111

Victory Portfolios Financial Highlights — continued For a Share Outstanding Throughout Each Period 112 See notes to financial statements. Victory INCORE Total Return Bond Fund Class R6 Six Months Ended December 31, 2022 (Unaudited) Year Ended June 30, 2022 Year Ended June 30, 2021 Year Ended June 30, 2020 Year Ended June 30, 2019 Year Ended June 30, 2018 Net Asset Value, Beginning of Period $8.64 $9.87 $9.94 $9.48 $9.23 $9.55 Investment Activities: Net investment income (loss)(a) 0.10 0.15 0.17 0.22 0.24 0.22 Net realized and unrealized gains (losses) (0.32) (1.15) 0.02 0.51 0.31 (0.23) Total from Investment Activities (0.22) (1.00) 0.19 0.73 0.55 (0.01) Distributions to Shareholders From: Net investment income (0.12) (0.23) (0.26) (0.27) (0.30) (0.31) Total Distributions (0.12) (0.23) (0.26) (0.27) (0.30) (0.31) Net Asset Value, End of Period $8.30 $8.64 $9.87 $9.94 $9.48 $9.23 Total Return(b) (2.52)% (10.30)% 1.93% 7.94% 6.05% (0.12)% Ratios to Average Net Assets: Net Expenses (c)(d) 0.58% 0.58% 0.58% 0.58% 0.57% 0.58% Net Investment Income (Loss) (c) 2.30% 1.62% 1.73% 2.30% 2.61% 2.37% Gross Expenses (c)(d) 0.62% 0.63% 0.61% 0.59% 0.57% 0.62% Supplemental Data: Net Assets at end of period (000's) $26,729 $23,854 $26,970 $25,999 $24,929 $25,438 Portfolio Turnover (b)(e) 37% 55% 79% 74% 150% 110%(f) Victory INCORE Total Return Bond Fund Class Y Six Months Ended December 31, 2022 (Unaudited) Year Ended June 30, 2022 Year Ended June 30, 2021 Year Ended June 30, 2020 Year Ended June 30, 2019 Year Ended June 30, 2018 Net Asset Value, Beginning of Period $8.64 $9.87 $9.94 $9.47 $9.23 $9.55 Investment Activities: Net investment income (loss)(a) 0.10 0.15 0.17 0.22 0.24 0.23 Net realized and unrealized gains (losses) (0.33) (1.15) 0.02 0.52 0.30 (0.24) Total from Investment Activities (0.23) (1.00) 0.19 0.74 0.54 (0.01) Distributions to Shareholders From: Net investment income (0.12) (0.23) (0.26) (0.27) (0.30) (0.31) Total Distributions (0.12) (0.23) (0.26) (0.27) (0.30) (0.31) Net Asset Value, End of Period $8.29 $8.64 $9.87 $9.94 $9.47 $9.23 Total Return(b) (2.65)% (10.32)% 1.91% 7.92% 5.99% (0.13)% Ratios to Average Net Assets: Net Expenses (c)(d) 0.60% 0.60% 0.60% 0.60% 0.60% 0.59% Net Investment Income (Loss) (c) 2.26% 1.60% 1.74% 2.28% 2.63% 2.43% Gross Expenses (c)(d) 0.64% 0.65% 0.64% 0.62% 0.63% 0.59% Supplemental Data: Net Assets at end of period (000's) $28,047 $28,539 $31,032 $33,455 $31,026 $52,633 Portfolio Turnover (b)(e) 37% 55% 79% 74% 150% 110%(f) (a) Per share net investment income (loss) has been calculated using the average daily shares method. (b) Not annualized for periods less than one year. (c) Annualized for periods less than one year. (d) Does not include acquired fund fees and expenses, if any. (e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares. (f) Portfolio turnover rate excluding mortgage dollar roll transactions was 103% for the year ended June 30, 2018.

Victory Portfolios

Notes to Financial Statements
December 31, 2022
(Unaudited)

1. Organization:

Victory Portfolios (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 37 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the following 10 Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is classified as diversified under the 1940 Act.

Funds (Legal Name)	Funds (Short Name)	Investment Share Classes Offered
Victory Integrity Discovery Fund	Integrity Discovery Fund	A, C, R, Y, and Member Class
Victory Integrity Mid-Cap Value Fund	Integrity Mid-Cap Value Fund	A, C, R6, Y, and Member Class
Victory Integrity Small-Cap Value Fund	Integrity Small-Cap Value Fund	A, C, R, R6, and Y
Victory Integrity Small/Mid-Cap Value Fund	Integrity Small/Mid-Cap Value Fund	A, R6, Y, and Member Class
Victory Munder Multi-Cap Fund	Munder Multi-Cap Fund	A, C, and Y
Victory S&P 500 Index Fund	S&P 500 Index Fund	A, R, and Y
Victory Munder Mid-Cap Core Growth Fund	Munder Mid-Cap Core Growth Fund	A, C, R, R6, and Y
Victory Trivalent International Fund — Core Equity	Trivalent International Fund — Core Equity	A, I, C* and Y
Victory Trivalent International Small-Cap Fund	Trivalent International Small-Cap Fund	A, C, R6, Y, and I
Victory INCORE Total Return Bond Fund	INCORE Total Return Bond Fund	A, C, R6, and Y

* Effective December 28, 2022, Class C was liquidated.

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Victory Capital Management Inc. ("VCM" or the "Adviser") is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

- Level 1 — quoted prices (unadjusted) in active markets for identical securities
- Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
- Level 3 — significant unobservable inputs (including the Adviser's assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Adviser, appointed as the valuation designee by the Trust's Board of Trustees' (the "Board"), has established the Pricing and Liquidity Committee (the "Committee"), and subject to Board oversight, the Committee administers and oversees the Funds' valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), and American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

113

Notes to Financial Statements — continued Victory Portfolios December 31, 2022 114 (Unaudited) Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy. Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board. The pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy. Swap agreements are valued at the mean between the current bid and ask prices. To the extent this model is utilized, these valuations are considered as Level 2 in the fair value hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy. In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be. In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAV is calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are categorized as Level 2 in the fair value hierarchy. A summary of the valuations as of December 31, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands): Level 1 Level 2 Level 3 Total Integrity Discovery Fund Common Stocks............................................... $62,250 $— $— $62,250 Collateral for Securities Loaned ................................... 317 — — 317 Total ....................................................... $62,567 $— $— $62,567 Integrity Mid-Cap Value Fund Common Stocks............................................... 290,729 — — 290,729 Collateral for Securities Loaned ................................... 1,566 — — 1,566 Total ....................................................... $292,295 $— $— $292,295 Integrity Small-Cap Value Fund Common Stocks............................................... 1,449,592 — — 1,449,592 Collateral for Securities Loaned ................................... 11,447 — — 11,447 Total ....................................................... $1,461,039 $— $— $1,461,039 Integrity Small/Mid-Cap Value Fund Common Stocks............................................... 225,067 — — 225,067 Collateral for Securities Loaned ................................... 1,363 — — 1,363 Total ....................................................... $226,430 $— $— $226,430 Munder Multi-Cap Fund Common Stocks............................................... 356,437 — — 356,437 Exchange-Traded Funds ......................................... 6,466 — — 6,466 Collateral for Securities Loaned ................................... 2,077 — — 2,077 Total ....................................................... $364,980 $— $— $364,980 S&P 500 Index Fund Common Stocks............................................... 209,311 — — 209,311 Total ....................................................... $209,311 $— $— $209,311 Other Financial Investments:* Liabilities: Futures Contracts.............................................. (20) — — (20) Total ....................................................... $(20) $— $— $(20)

Victory Portfolios

Notes to Financial Statements — *continued*
December 31, 2022

(Unaudited)

	Level 1	Level 2	Level 3	Total
Munder Mid-Cap Core Growth Fund				
Common Stocks	$344,175	$—	$—	$344,175
Total	$344,175	$—	$—	$344,175
Trivalent International Fund - Core Equity				
Common Stocks	14,400	172,019	2	186,421
Exchange-Traded Funds	2,986	—	—	2,986
Collateral for Securities Loaned	1,722	—	—	1,722
Total	$19,108	$172,019	$2	$191,129
Trivalent International Small-Cap Fund				
Common Stocks	374,086	2,305,128	—	2,679,214
Exchange-Traded Funds	3,502	—	—	3,502
Collateral for Securities Loaned	50,852	—	—	50,852
Total	$428,440	$2,305,128	$—	$2,733,568
INCORE Total Return Bond Fund				
Asset-Backed Securities	—	2,716	—	2,716
Collateralized Mortgage Obligations	—	6,653	—	6,653
Convertible Corporate Bonds	—	4,190	—	4,190
Convertible Preferred Stocks	1,290	—	—	1,290
Corporate Bonds	—	21,654	—	21,654
Residential Mortgage-Backed Securities	—	69	—	69
Yankee Dollars	—	3,804	—	3,804
U.S. Government Mortgage-Backed Agencies	—	16,905	—	16,905
U.S. Treasury Obligations	—	6,917	—	6,917
Collateral for Securities Loaned	1,786	—	—	1,786
Total	$3,076	$62,908	$—	$65,984
Other Financial Investments:*				
Assets:				
Futures Contracts	55	—	—	55
Liabilities:				
Futures Contracts	(92)	—	—	(92)
Assets:				
Credit Default Swap Agreements	—	34	—	34
Total	$(37)	$34	$—	$(3)

* Futures Contracts and Swap agreements are valued at the unrealized appreciation (depreciation) on the investment.

As of December 31, 2022, there were no transfers into/out of Level 3.

Real Estate Investment Trusts ("REITs"):

The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic of foreign market index. The Funds may purchase shares of ETFs for a variety of purposes, including in connection with pursuing their investment programs to temporarily gain exposure to a portion of the U.S. or a foreign market, and for cash management and other purposes. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

115

Notes to Financial Statements — continued Victory Portfolios December 31, 2022 116 (Unaudited) Open-End Funds: The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds. Mortgage- and Asset-Backed Securities: The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. Derivative Instruments: Foreign Exchange Currency Contracts: The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of December 31, 2022, the Funds had no open forward foreign exchange currency contracts. Futures Contracts: The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Funds to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds' futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds' ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the Statements of Assets and Liabilities under Deposit with broker for futures contracts. Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the six months December 31, 2022, the S&P 500 Index and INCORE Total Return Bond Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Notes to Financial Statements — continued Victory Portfolios December 31, 2022 117 (Unaudited) Credit Derivatives: The INCORE Total Return Bond Fund may enter into credit derivatives, including centrally cleared credit default swaps on individual obligations or credit indices. The Funds may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Funds' asset allocations or risk exposures, or (iii) for hedging purposes. The use by the Funds of centrally cleared credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Funds to greater volatility than investments in more traditional securities, as described in the Funds' Statements of Additional Information. Centrally cleared credit default swap (“CDS”) agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS. The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees each party’s performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Fund. The Funds may enter into CDS agreements either as a buyer or seller. The Funds may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Funds may sell protection under a CDS in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer. For swaps entered with an individual counterparty, the Funds bear the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Funds may also enter into centrally cleared swaps. Upon entering into a cleared CDS, the Funds may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the CDS and is returned to a Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as “marking-to-market”. The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream. The maximum potential amount of future payments (undiscounted) that the Funds as a seller of protection could be required to make under a CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which the Funds are the sellers of protection are disclosed on the Schedules of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Funds for the same referenced entity or entities. The collateral held by the Funds is reflected on the Statements of Assets and Liabilities under Deposit with broker for swap agreements. Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for swaps contracts. The INCORE Total Return Bond Fund entered into centrally cleared CDS agreements primarily for the strategy of asset allocation and risk exposure management during the period. Summary of Derivative Instruments: The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2022 (amounts in thousands): Assets Liabilities Variation Margin Receivable on Open Futures Contracts* Variation Margin Receivable on Swap Agreements* Variation Margin Payable on Open Futures Contracts* Equity Risk Exposure: 46,000 – (20,000) S&P 500 Index Fund ...................................................... $ – $ – $ 20 INCORE Total Return Bond Fund ............................................. 46 – – Credit Risk Exposure: – 34,000 – INCORE Total Return Bond Fund ............................................. – 34 –

Notes to Financial Statements — continued Victory Portfolios December 31, 2022 118 (Unaudited) Assets Liabilities Variation Margin Receivable on Open Futures Contracts* Variation Margin Receivable on Swap Agreements* Variation Margin Payable on Open Futures Contracts* Currency Risk Exposure: 9,000 – (22,000) INCORE Total Return Bond Fund ............................................. $ 9 $ – $ 22 Interest Rate Risk Exposure: 1,000 – (71,000) INCORE Total Return Bond Fund ............................................. 1 – 71 * Includes cumulative appreciation (depreciation) of futures contracts and swap agreements as reported on the Schedules of Portfolio Investments. Only current day’s variation margin for futures contracts and swap agreements are reported within the Statements of Assets and Liabilities. The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended December 31, 2022 (amounts in thousands): Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations Net Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result of Operations Net Realized Gains (Losses) from Futures Contracts Net Realized Gains (Losses) from Swap Agreements Net Change in Unrealized Appreciation/ Depreciation on Futures Contracts Net Change in Unrealized Appreciation/ Depreciation on Swap Agreements Equity Risk Exposure 133,000 – 29,000 – S&P 500 Index Fund .............................. $ 41 $ – $ 39 $ – INCORE Total Return Bond Fund ..................... 92 – (10) – Credit Risk Exposure – 12,000 – 34,000 INCORE Total Return Bond Fund ..................... – 12 – 34 Currency Risk Exposure 17,000 – (15,000) – INCORE Total Return Bond Fund ..................... 17 – (15) – Interest Rate Risk Exposure (300,000) – (102,000) – INCORE Total Return Bond Fund ..................... (300) – (102) – All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period. Investment Transactions and Related Income: Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations. Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates. Securities Lending: The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds'

Victory Portfolios

Notes to Financial Statements — *continued*
December 31, 2022

(Unaudited)

securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Funds' agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Funds' securities lending transactions as of December 31, 2022.

	Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
Integrity Discovery Fund	$ 278	$—	$ 317
Integrity Mid-Cap Value Fund	1,503	—	1,566
Integrity Small-Cap Value Fund	11,022	—	11,447
Integrity Small/Mid-Cap Value Fund	1,308	—	1,363
Munder Multi-Cap Fund	2,030	—	2,077
Trivalent International Fund - Core Equity	1,651	—	1,722
Trivalent International Small-Cap Fund	46,402	—	50,851
INCORE Total Return Bond Fund	1,742	—	1,786

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.

Mortgage Dollar Rolls:

The INCORE Total Return Bond Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty to buy back similar, but not identical, securities on a specific future date at a predetermined price. Mortgage dollar rolls may be renewed by a new sale and repurchased with a cash settlement at each renewal without physical delivery of the securities. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. Mortgage dollar rolls are treated as financing transactions unless the sale and repurchase are determined to involve securities that are not substantially the same. Therefore, any gain or loss is considered unrealized until the roll reaches ultimate disposition or the sale and repurchase are determined to involve securities that are not substantially the same. Income is generated as consideration for entering into these transactions and is included in mortgage dollar roll income on the Fund's Statement of Operations. For the six months ended December 31, 2022, there were no mortgage dollar roll transactions.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

The Trivalent International Small-Cap Fund filed for additional European Union reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. For the period ended December 31, 2022, the Trivalent International Small-Cap Fund recognized $xx thousand in reclaims (net of less than $xx thousand realized gain or loss from currency translations) and $xx thousand related to interest on the filed reclaims.

Federal Income Taxes:

Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.

119

Victory Portfolios

Notes to Financial Statements — *continued*
December 31, 2022

(Unaudited)

For the six months ended December 31, 2022, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended December 31, 2022, were as follows (amounts in thousands):

	Excluding U.S. Government Securities		U.S. Government Securities	
	Purchases	Sales	Purchases	Sales
Integrity Discovery Fund	$ 8,881	$ 13,173	$ —	$ —
Integrity Mid-Cap Value Fund	73,053	69,614	—	—
Integrity Small-Cap Value Fund	320,322	363,284	—	—
Integrity Small/Mid-Cap Value Fund	60,275	53,855	—	—
Munder Multi-Cap Fund	150,593	171,958	—	—
S&P 500 Index Fund	3,089	18,493	—	—
Munder Mid-Cap Core Growth Fund	87,031	117,143	—	—
Trivalent International Fund - Core Equity	46,567	44,711	—	—
Trivalent International Small-Cap Fund	879,838	773,490	—	—
INCORE Total Return Bond Fund	4,028	4,359	27,454	17,828

4. Affiliated Fund Ownership:

The Funds offer shares for investment by other funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at vcm.com. As of December 31, 2022, certain fund-of-funds owned total outstanding shares of the Funds as follows:

Integrity Discovery Fund	Ownership %
Victory Strategic Allocation Fund	1.1

Integrity Mid-Cap Value Fund	Ownership %
USAA Target Retirement Income Fund	2.3
USAA Target Retirement 2030 Fund	8.8
USAA Target Retirement 2040 Fund	14.1
USAA Target Retirement 2050 Fund	9.6
USAA Target Retirement 2060 Fund	1.4

Trivalent International Fund – Core Equity Fund	Ownership %
USAA Target Retirement Income Fund	8.1
USAA Target Retirement 2030 Fund	21.7
USAA Target Retirement 2040 Fund	33.1
USAA Target Retirement 2050 Fund	22.6
USAA Target Retirement 2060 Fund	3.3

Trivalent International Small-Cap Fund	Ownership %
Victory Strategic Allocation Fund	0.1

120

Victory Portfolios

Notes to Financial Statements — *continued*
December 31, 2022

(Unaudited)

INCORE Total Return Bond Fund	**Ownership %**
Victory Strategic Allocation Fund	11.2

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.

	Adviser Fee Tier Rates		
	Flat Rate		
Integrity Discovery Fund	1.00%		
	Up to $500 million		**Over $500 million**
Integrity Mid-Cap Value Fund	0.75%		0.70%
	Up to $300 million		**Over $300 million**
Integrity Small-Cap Value Fund	0.90%		0.85%
Integrity Small/Mid-Cap Value Fund	0.80%		0.75%
	Up to $1 billion	**$1 billion -$2 billion**	**Over $2 billion**
Munder Multi-Cap Fund	0.75%	0.72%	0.70%
	Up to $250 million	**$250 million -$500 million**	**Over $500 million**
S&P 500 Index Fund	0.20%	0.12%	0.07%
	Up to $6 billion	**$6 billion -$8 billion**	**Over $8 billion**
Munder Mid-Cap Core Growth Fund	0.75%	0.70%	0.65%
	Up to $1 billion		**Over $1 billion**
Trivalent International Fund — Core Equity	0.80%		0.75%
Trivalent International Small-Cap Fund	0.95%		0.90%
	Flat Rate		
INCORE Total Return Bond Fund	0.40%		

Amounts incurred and paid to VCM for the six months ended December 31, 2022, are reflected on the Statements of Operations as Investment advisory fees.

Administration and Servicing Fees:

VCM also serves as the Funds' administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:

Net Assets		
Up to $15 billion	**$15 billion — $30 billion**	**Over $30 billion**
0.08%, plus	0.05%, plus	0.04%

Amounts incurred for the six months ended December 31, 2022, are reflected on the Statements of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended December 31, 2022, are reflected on the Statements of Operations as Sub-Administration fees.

The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II and USAA Mutual Funds (collectively, the "Victory Funds Complex"), in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended December 31, 2022, are reflected on the Statements of Operations as Compliance fees.

121

Victory Portfolios

Notes to Financial Statements — *continued*
December 31, 2022

(Unaudited)

Transfer Agency Fees:

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended December 31, 2022, are reflected on the Statements of Operations as Transfer agent fees.

Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the six months ended December 31, 2022, are reflected on the Statements of Operations as Transfer agent fees.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:

	Class A	Class C	Class R
Integrity Discovery Fund	0.25%	1.00%	0.50%
Integrity Mid-Cap Value Fund	0.25%	1.00%	N/A
Integrity Small-Cap Value Fund	0.25%	1.00%	0.50%
Integrity Small/Mid-Cap Value Fund	0.25%	N/A	N/A
Munder Multi-Cap Fund	0.25%	1.00%	N/A
S&P 500 Index Fund	0.15%	N/A	0.50%
Munder Mid-Cap Core Growth Fund	0.25%	1.00%	0.50%
Trivalent International Fund — Core Equity	0.25%	1.00%	N/A
Trivalent International Small-Cap Fund	0.25%	1.00%	N/A
INCORE Total Return Bond Fund	0.25%	1.00%	N/A

The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the six months ended December 31, 2022, are reflected on the Statements of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the six months ended December 31, 2022, the Distributor received approximately $13 thousand from commissions earned in connection with sales of Class A.

Other Fees:

Citibank serves as the Funds' custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended December 31, 2022, are reflected on the Statements of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of December 31, 2022, the expense limits (excluding voluntary waivers) are as follows:

	In effect until October 31, 2023						
	Class A	Class C	Class I	Class R	Class R6	Class Y	Member Class
Integrity Discovery Fund	1.66%	2.45%	N/A	2.08%	N/A	1.44%	1.50%
Integrity Mid-Cap Value Fund	1.00%	1.75%	N/A	N/A	0.60%	0.75%	0.85%
Integrity Small-Cap Value Fund	1.50%	2.35%	N/A	1.75%	N/A	N/A	N/A
Integrity Small/Mid-Cap Value Fund	1.13%	N/A	N/A	N/A	0.83%	0.88%	0.95%
Munder Multi-Cap Fund	N/A	2.16%	N/A	N/A	N/A	N/A	N/A
S&P 500 Index Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Munder Mid-Cap Core Growth Fund	1.32%	2.12%	N/A	1.57%	N/A	N/A	N/A
Trivalent International Fund — Core Equity	0.95%	N/A	0.60%	N/A	0.55%	0.70%	N/A
Trivalent International Small-Cap Fund	1.35%	2.10%	0.95%	N/A	1.10%	1.10%	N/A
INCORE Total Return Bond Fund	0.85%	1.60%	N/A	N/A	0.58%	0.60%	N/A

Under the terms of the expense limitation agreements, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of December 31, 2022, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at December 31, 2022.

122

Victory Portfolios

Notes to Financial Statements — *continued*
December 31, 2022

(Unaudited)

	Expires 2023	Expires 2024	Expires 2025	Expires 2026	Total
Integrity Discovery Fund	$ 5	$ 35	$ 41	$ 16	$ 97
Integrity Mid-Cap Value Fund	331	639	785	411	2,166
Integrity Small-Cap Value Fund	4	13	14	5	36
Integrity Small/Mid-Cap Value Fund	90	213	259	130	692
Munder Multi-Cap Fund	2	8	8	3	21
Munder Mid-Cap Core Growth Fund	7	18	24	11	60
Trivalent International Fund - Core Equity	291	882	941	398	2,512
Trivalent International Small-Cap Fund	1,719	4,069	4,898	2,395	13,081
INCORE Total Return Bond Fund	20	96	73	29	218

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended December 31, 2022.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel, and Distributor.

6. Risks:

The Funds may be subject to other risks in addition to these identified risks.

Equity Risk — The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general, economic conditions in the United States or abroad. A company's earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

Foreign Investments Risk — The Trivalent International Fund — Core Equity and Trivalent International Small-Cap Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised, and continue to exercise, substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund's holdings, including industry and/or geographic composition, as relevant.

Interest Rate Risk — The INCORE Total Return Bond Fund is subject to credit and interest rate risk with respect to fixed income securities. Credit risk refers to the ability of an issuer to make timely payments of interest and principal. Interest rates may rise, or the rate of inflation may increase, impacting the value if investments in fixed income securities. A debt issuer's credit quality may be downgraded, or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.

Credit Risk — The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

Sector Focus Risk — To the extent the Funds focus in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Funds' investments and could make the Funds' performance more volatile. For example, the values of companies in the Information Technology sector are particularly vulnerable to economic downturns, short product cycles and aggressive pricing, market competition and changes in government regulation.

LIBOR Discontinuation Risk — The London Interbank Offered Rate ("LIBOR") discontinuation may adversely affect the financial markets generally and the Funds' operations, finances and investments specifically. LIBOR has been the principal floating-rate benchmark in the financial markets. However, LIBOR has been or will be discontinued as a floating rate benchmark. The date of discontinuation depends on the LIBOR currency and tenor. With limited exceptions, no new LIBOR obligations will be entered into after December 31, 2021. Existing LIBOR obligations have transitioned or will transition to another benchmark, depending on the LIBOR currency and tenor. For some existing LIBOR-based obligations, the contractual consequences of the discontinuation of LIBOR may not be clear.

123

Notes to Financial Statements — continued Victory Portfolios December 31, 2022 124 (Unaudited) Non-LIBOR floating-rate obligations, including Secured Overnight Financing Rate (“SOFR”)-based obligations, may have returns and values that fluctuate more than those of floating-rate debt obligations that are based on LIBOR or other rates. Also, because SOFR and some alternative floating rates are relatively new market indexes, markets for certain non-LIBOR obligations may never develop or may not be liquid. Market terms for non-LIBOR floating rate obligations, such as the spread over the index reflected in interest-rate provisions, may evolve over time, and prices of non-LIBOR floating rate obligations may be different depending on when they are issued and changing views about correct spread levels. Various SOFR-based rates, including SOFR-based term rates, and various non-SOFR-based rates are expected to develop in response to the discontinuation of U.S. dollar LIBOR, which may create various risks for the Funds and the financial markets more generally. There are non-LIBOR forward-looking floating rates that are not based on SOFR and that may be considered by participants in the financial markets as LIBOR alternatives. Such rates include AMERIBOR (American Interbank Offered Rate), BSBY (Bloomberg Short-Term Bank Yield Index) and BYI (Bank Yield Index). Unlike forward-looking SOFR-based term rates, such rates are intended to reflect a bank credit spread component. It is not clear how replacement rates for LIBOR — including SOFR-based rates and non-SOFR-based rates — will develop and to what extent they will be used. There is no assurance that these replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect on the Funds and the financial markets more generally. Concerns about market depth and stability could affect the development of non-SOFR-based term rates, and such rates may create various risks, which may or may not be similar to the risks relating to SOFR. Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods. 7. Borrowing and Interfund Lending: Line of Credit: The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended December 31, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Prior to June 28, 2022, interest was based on the one-month LIBOR plus one percent. Effective with the renewal, June 27, 2022, interest was based on the one-month SOFR plus 1.10 percent. The Funds did not experience a material financial impact transitioning from LIBOR to SOFR. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees. The Funds had no borrowings under the Line of Credit agreement during the six months ended December 31, 2022. Interfund Lending: The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender, interest earned by each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending. The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the six months ended December 31, 2022, were as follows (amounts in thousands): Borrower or Lender Amount Outstanding December 31, 2022 Average Borrowing* Days Borrowing Outstanding Averange Interest Rate* Maximum Borrowing During the Period Integrity Small-Cap Value Fund . . . Borrower $— $1,088 1 4.59% $1,088 * Based on the number of days borrowings were outstanding for the period ended December 31, 2022.

Victory Portfolios

Notes to Financial Statements — *continued*
December 31, 2022

(Unaudited)

8. Federal Income Tax Information:

Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

	Declared	Paid
Integrity Discovery Fund	Annually	Annually
Integrity Mid-Cap Value Fund	Annually	Annually
Integrity Small-Cap Value Fund	Annually	Annually
Integrity Small/Mid-Cap Value Fund	Annually	Annually
Munder Multi-Cap Fund	Annually	Annually
S&P 500 Index Fund	Quarterly	Quarterly
Munder Mid-Cap Core Growth Fund	Annually	Annually
Trivalent International Fund — Core Equity	Annually	Annually
Trivalent International Small-Cap Fund	Annually	Annually
INCORE Total Return Bond Fund	Monthly	Monthly

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.

As of tax year ended June 30, 2022, the Funds had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

	Short-Term Amount	Long-Term Amount	Total
Trivalent International Fund - Core Equity	$ (1,524)	$ —	$ (1,524)
INCORE Total Return Bond Fund	(912)	(3,302)	(4,214)

9. Stock Split:

Effective December 9, 2022, the Munder Mid-Cap Core Growth Fund underwent a 1-for-9 reverse stock split of the issued and outstanding Class C shares of the Fund. The reverse stock split was not a taxable event, nor did it have an impact on the Fund's holdings or performance, and was intended to reduce marketplace confusion and bring greater uniformity to the ratio of capital gains to the NAV across all share classes of the Fund. No changes are contemplated at this time for the other share classes offered by the Fund.

125

Victory Portfolios

Supplemental Information
December 31, 2022

(Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022, through December 31, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/22	Actual Ending Account Value 12/31/22	Hypothetical Ending Account Value 12/31/22	Actual Expenses Paid During Period 7/1/22 - 12/31/22*	Hypothetical Expenses Paid During Period 7/1/22 - 12/31/22*	Annualized Expense Ratio During Period 7/1/22 - 12/31/22
Integrity Discovery Fund						
Class A	$1,000.00	$1,052.70	$1,017.34	$8.07	$7.93	1.56%
Class C	1,000.00	1,047.80	1,012.85	12.65	12.43	2.45%
Class R	1,000.00	1,050.10	1,014.72	10.75	10.56	2.08%
Class Y	1,000.00	1,053.90	1,018.35	7.04	6.92	1.36%
Member Class	1,000.00	1,052.90	1,017.64	7.76	7.63	1.50%
Integrity Mid-Cap Value Fund						
Class A	1,000.00	1,061.70	1,020.16	5.20	5.09	1.00%
Class C	1,000.00	1,057.90	1,016.38	9.08	8.89	1.75%
Class R6	1,000.00	1,064.20	1,022.18	3.12	3.06	0.60%
Class Y	1,000.00	1,063.10	1,021.42	3.90	3.82	0.75%
Member Class	1,000.00	1,062.90	1,020.92	4.42	4.33	0.85%
Integrity Small-Cap Value Fund						
Class A	1,000.00	1,092.30	1,018.10	7.44	7.17	1.41%
Class C	1,000.00	1,087.30	1,013.66	12.05	11.62	2.29%
Class R	1,000.00	1,090.40	1,016.38	9.22	8.89	1.75%
Class R6	1,000.00	1,094.80	1,020.37	5.07	4.89	0.96%
Class Y	1,000.00	1,094.30	1,019.91	5.54	5.35	1.05%
Integrity Small/Mid Value Fund						
Class A	1,000.00	1,063.30	1,019.51	5.88	5.75	1.13%
Class R6	1,000.00	1,065.10	1,021.02	4.32	4.23	0.83%
Class Y	1,000.00	1,064.30	1,020.77	4.58	4.48	0.88%
Member Class	1,000.00	1,063.90	1,020.42	4.94	4.84	0.95%

126

Victory Portfolios

Supplemental Information — *continued*
December 31, 2022
(Unaudited)

	Beginning Account Value 7/1/22	Actual Ending Account Value 12/31/22	Hypothetical Ending Account Value 12/31/22	Actual Expenses Paid During Period 7/1/22 - 12/31/22*	Hypothetical Expenses Paid During Period 7/1/22 - 12/31/22*	Annualized Expense Ratio During Period 7/1/22 - 12/31/22
Munder Multi-Cap Fund						
Class A	1,000.00	1,038.10	1,018.85	6.47	6.41	1.26%
Class C	1,000.00	1,033.60	1,014.32	11.07	10.97	2.16%
Class Y	1,000.00	1,039.70	1,020.52	4.78	4.74	0.93%
S&P 500 Index Fund						
Class A	1,000.00	1,020.30	1,022.53	2.70	2.70	0.53%
Class R	1,000.00	1,018.00	1,020.62	4.63	4.63	0.91%
Class Y	1,000.00	1,021.10	1,023.04	2.19	2.19	0.43%
Munder Mid-Cap Core Growth Fund						
Class A	1,000.00	1,036.60	1,018.80	6.52	6.46	1.27%
Class C	1,000.00	1,032.30	1,014.52	10.86	10.76	2.12%
Class R	1,000.00	1,035.50	1,017.29	8.06	7.98	1.57%
Class R6	1,000.00	1,038.80	1,020.77	4.52	4.48	0.88%
Class Y	1,000.00	1,038.10	1,020.32	4.98	4.94	0.97%
Trivalent International Fund - Core Equity						
Class A	1,000.00	1,029.80	1,020.42	4.86	4.84	0.95%
Class I	1,000.00	1,031.90	1,022.18	3.07	3.06	0.60%
Class R6	1,000.00	1,032.10	1,022.43	2.82	2.80	0.55%
Class Y	1,000.00	1,032.50	1,021.68	3.59	3.57	0.70%
Trivalent International Small-Cap Fund						
Class A	1,000.00	1,029.80	1,018.40	6.91	6.87	1.35%
Class C	1,000.00	1,026.70	1,014.62	10.73	10.66	2.10%
Class I	1,000.00	1,032.20	1,020.42	4.87	4.84	0.95%
Class R6	1,000.00	1,032.80	1,020.01	5.28	5.24	1.03%
Class Y	1,000.00	1,031.50	1,019.66	5.63	5.60	1.10%
INCORE Total Return Bond Fund						
Class A	1,000.00	972.20	1,020.92	4.23	4.33	0.85%
Class C	1,000.00	968.60	1,017.14	7.94	8.13	1.60%
Class R6	1,000.00	974.80	1,022.28	2.89	2.96	0.58%
Class Y	1,000.00	973.50	1,022.18	2.98	3.06	0.60%

* Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

127

Victory Portfolios 128 (Unaudited) Supplemental Information — continued December 31, 2022 Considerations of the Board in Continuing the Investment Advisory Agreements (the “Agreement”) The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 6, 2022. The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at the meetings on October 18, 2022 and December 6, 2022. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees. In addition, the Independent Trustees considered a past review of their overall process for conducting the annual review of the Funds’ advisory arrangements by a consultant retained through their counsel. The Board considered each Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors: • The requirements of the Funds for the services provided by the Adviser; • The nature, quality and extent of the services provided and expected to be provided; • The performance of the Funds as compared to comparable funds; • The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable); • Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds; • The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds; • The total expenses of each Fund; • Management’s commitment to operating the Funds at competitive expense levels; • The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Funds; • Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions; • Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, shareholder services and distribution; • The capabilities and financial condition of the Adviser; • Current economic and industry trends; and • The historical relationship between each Fund and the Adviser. The Board reviewed each Fund’s current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s profitability with respect to each Fund individually. The Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared each Fund’s gross management fees and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by the consultant and a peer group of funds with similar investment strategies selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of each Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any. With respect to certain Funds, the Board also reviewed fees and other information related to the Adviser’s management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Board also noted that the breakpoints in the advisory fee schedule for some of the Funds evidenced one way in which the Adviser has shown a willingness to share in its economies of scale. For Funds with total net expense ratios that ranked within the fourth quartile (most expensive) in relation to their peers as evaluated by a consultant, the Board requested, and the Adviser provided, supplemental information about the level of fees and the nature of the services provided. The Adviser reviewed additional relevant circumstances, which included, among other things, specialized strategies, small or decreasing assets, or rapid or recent changes in peer expense ratios. The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.

Supplemental Information — continued Victory Portfolios December 31, 2022 129 (Unaudited) The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund’s respective peer group. The Board noted that, except for the Integrity Discovery Fund and INCORE Total Return Bond Fund, each Fund’s advisory fee structure contained at least one breakpoint. The Board also found that each Fund’s Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, was reasonable as compared with each Fund’s respective peer group. The Board considered the Adviser’s contractual agreement with each Fund, except for the S&P 500 Index Fund, to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund’s prospectus. The Board reviewed each Fund’s performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the Fund’s selected peer group and benchmark index. The Board recognized that the performance of the Funds and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns. The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors. Integrity Discovery Fund: The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2022, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one-year period, underperformed the benchmark index for the three-, five- and ten-year periods, and underperformed the peer group median for all of the periods reviewed. The Board discussed with the Adviser how market conditions affected the Fund during periods of underperformance given the Fund’s investment strategy and fee and expense profile. Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders. Integrity Mid-Cap Value Fund: The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year year periods ended June 30, 2022, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group median for all of the periods reviewed. Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders. Integrity Small-Cap Value Fund: The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2022, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one-, three- and ten-year periods, underperformed the benchmark index for the five-year period, outperformed the peer group median for the one-year period, underperformed the peer group median for the three- and five-year periods, and matched the peer group median for the ten-year period. Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders. Integrity Small/Mid-Cap Value Fund: The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2022, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group median for all of the periods reviewed. Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders. Munder Multi-Cap Fund: The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2022, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one-year period, underperformed the benchmark index for the three-, five- and ten-year periods, outperformed the peer group median for the one-, three- and five-year periods, and underperformed the peer group median for the ten-year periods.

Supplemental Information — continued Victory Portfolios December 31, 2022 130 (Unaudited) Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders. S&P 500 Index Fund: The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2022, to that of the median performance of the Fund’s peer group and benchmark index for the same periods, noting that the Fund’s investment objective is to track its benchmark index before fees and expenses. The Board recognized that the performance of the Fund is net of expenses, while the performance of the benchmark index is gross returns and as a result, the Fund generally will underperform its benchmark due to fees and expenses. The Board considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The Board also considered the Fund’s tracking error as a factor in evaluating performance. The Board discussed with the Adviser the implementation of the Fund’s strategy, together with relevant fee and expense considerations, and any steps that had been or could be taken by the Adviser to enhance performance in the future. The Board also considered the Adviser’s input on shareholder composition. Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; and (3) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders. Munder Mid-Cap Core Growth Fund: The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2022, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one-year period, underperformed the benchmark index for the three-, five- and ten-year periods, outperformed the peer group median for the one- and three-year periods, and underperformed the peer group median for the five- and ten-year periods. Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders. Trivalent International Fund—Core Equity: The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2022, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one- and ten-year periods, underperformed the benchmark index for the three- and five-year periods, outperformed the peer group median for the one-year period, underperformed the peer group median for the three- and five-year periods, and matched the peer group median for the ten-year period. Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders. Trivalent International Small-Cap Fund: The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2022, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for the one-year period, outperformed the benchmark index for the three-, five- and ten-year periods, underperformed the peer group median for the one- and three-year periods, and outperformed the peer group median for the five- and ten-year periods. Having considered, among other things: (1) the Fund’s management fee was compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders. INCORE Total Return Bond Fund: The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2022, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for the one-, five- and ten-year periods, outperformed the benchmark index for the three-year period, outperformed the peer group median for the one- and three-year periods and underperformed the peer group median for the five- and ten-year periods. Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.

Supplemental Information — continued Victory Portfolios December 31, 2022 131 (Unaudited) Conclusion: Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others: • The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies; • The nature, quality and extent of the investment advisory services provided by the Adviser; • The Adviser’s entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of the Funds; • The Adviser’s representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience; • The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams; and • The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-mance of the Adviser.

Privacy Policy Protecting the Privacy of Information The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance. We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose. To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.* * You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds P.O. Box 182593 Columbus, Ohio 43218-2593 Visit our website at: vcm.com Call Victory at: 800-539-FUND (800-539-3863) 800-235-8396 for Member Class VP-MUNDER-SAR (12/22)

December 31, 2022 Semi Annual Report Victory Diversified Stock Fund Victory Special Value Fund Victory THB US Small Opportunities Fund Victory Strategic Allocation Fund Victory INCORE Fund for Income Victory INCORE Investment Grade Convertible Fund

vcm.com News, Information And Education 24 Hours A Day, 7 Days A Week The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes: • Detailed performance records • Daily share prices • The latest fund news • Investment resources to help you become a better investor • A section dedicated to investment professionals Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

TABLE OF CONTENTS Victory Portfolios 1 Investment Objectives and Portfolio Holdings 3 Schedules of Portfolio Investments Victory Diversified Stock Fund 9 Victory Special Value Fund 11 Victory THB US Small Opportunities Fund 13 Victory Strategic Allocation Fund 16 Victory INCORE Fund for Income 17 Victory INCORE Investment Grade Convertible Fund 19 Financial Statements Statements of Assets and Liabilities 21 Statements of Operations 23 Statements of Changes in Net Assets 25 Financial Highlights 33 Notes to Financial Statements 49 Supplemental Information 58 Proxy Voting and Portfolio Holdings Information 58 Expense Examples 58 Advisory Contract Approval 60 Privacy Policy (inside back cover)

2 Call Victory at: 800-539-FUND (800-539-3863) 800-235-8396 for Member Class Visit our website at: vcm.com IRA DISTRIBUTION WITHHOLDING DISCLOSURE We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent. If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution. For more specific information, please consult your tax adviser. The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds. For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money. The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results. • NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

3 Victory Portfolios Victory Diversified Stock Fund December 31, 2022 Investment Objective and Portfolio Holdings: (Unaudited) The Fund seeks to provide long-term growth of capital. Top 10 Holdings*: December 31, 2022 (% of Net Assets) Microsoft Corp. 4.1% Apple, Inc. 3.9% Alphabet, Inc., Class C 2.8% SPDR S&P 500 ETF Trust 2.2% UnitedHealth Group, Inc. 2.1% Broadcom, Inc. 2.0% Chevron Corp. 1.8% Chubb Ltd. 1.8% Elevance Health, Inc. 1.7% Cigna Corp. 1.7% Sector Allocation*: December 31, 2022 (% of Net Assets) Information Technology 23.5% Financials 16.8% Real Estate 1.5% Materials 1.8% Exchange-Traded Funds 2.2% Communication Services 5.9% Consumer Staples 7.5% Energy 8.0% Industrials 9.0% Consumer Discretionary 9.0% Health Care 14.2% * Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned. Percentages are of the net assets of the Fund and may not equal 100%. Refer to the Schedule of Portfolio Investments for a complete list of securities.

4 Victory Portfolios Victory Special Value Fund December 31, 2022 Investment Objective and Portfolio Holdings: (Unaudited) The Fund seeks to provide long-term growth of capital and dividend income. Top 10 Holdings*: December 31, 2022 (% of Net Assets) Microsoft Corp. 4.1% Apple, Inc. 4.0% SPDR S&P 500 ETF Trust 2.8% Alphabet, Inc., Class C 2.7% UnitedHealth Group, Inc. 2.1% Broadcom, Inc. 2.0% Chevron Corp. 1.8% Elevance Health, Inc. 1.7% Chubb Ltd. 1.7% Cigna Corp. 1.7% Sector Allocation*: December 31, 2022 (% of Net Assets) Information Technology 23.4% Financials 16.6% Real Estate 1.4% Materials 1.7% Exchange-Traded Funds 2.8% Communication Services 5.8% Consumer Staples 7.4% Energy 8.0% Consumer Discretionary 8.9% Industrials 9.0% Health Care 14.1% * Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned. Percentages are of the net assets of the Fund and may not equal 100%. Refer to the Schedule of Portfolio Investments for a complete list of securities.

5 Victory Portfolios Victory THB US Small Opportunities Fund December 31, 2022 Investment Objective and Portfolio Holdings: (Unaudited) The Fund seeks to provide capital appreciation. Top 10 Holdings*: December 31, 2022 (% of Net Assets) Transcat, Inc. 3.1% RPC, Inc. 2.7% TETRA Technologies, Inc. 2.7% ePlus, Inc. 2.3% UFP Technologies, Inc. 2.1% Napco Security Technologies, Inc. 2.1% LeMaitre Vascular, Inc. 2.1% First Busey Corp. 2.0% Immersion Corp. 2.0% Ichor Holdings Ltd. 1.9% Sector Allocation*: December 31, 2022 (% of Net Assets) Industrials 20.8% Information Technology 19.1% Real Estate 0.6% Utilities 1.3% Materials 2.0% Consumer Staples 2.1% Financials 10.5% Energy 10.7% Consumer Discretionary 15.5% Health Care 17.5% * Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned. Percentages are of the net assets of the Fund and may not equal 100%. Refer to the Schedule of Portfolio Investments for a complete list of securities.

6 Victory Portfolios Victory Strategic Allocation Fund December 31, 2022 Investment Objective and Portfolio Holdings: (Unaudited) The Fund seeks to provide income and long-term growth of capital. Top 10 Holdings*: December 31, 2022 (% of Net Assets) Victory INCORE Total Return Bond Fund, Class R6 31.8% Victory RS Global Fund, Class Y 27.0% Victory Sophus Emerging Markets Fund, Class R6 8.8% VictoryShares U.S. Multi-Factor Minimum Volatility ETF 6.9% Victory Global Energy Transition Fund, Class Y 6.7% Victory Trivalent International Small-Cap Fund, Class I 6.0% Victory INCORE Investment Grade Convertible Fund, Class I 5.8% Victory RS Partners Fund, Class Y 3.4% Victory Integrity Discovery Fund, Class Y 3.3% Asset Allocation*: December 31, 2022 (% of Net Assets) Affiliated Equity Mutual Funds 55.2% Affiliated Equity Exchange-Traded Funds 6.9% Affiliated Fixed-Income Mutual Funds 37.6% * Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned. Percentages are of the net assets of the Fund and may not equal 100%. Refer to the Schedule of Portfolio Investments for a complete list of securities.

7 Victory Portfolios Victory INCORE Fund for Income December 31, 2022 Investment Objective and Portfolio Holdings: (Unaudited) The Fund seeks to provide a high level of current income consistent with preservation of shareholders' capital. Asset Allocation*: December 31, 2022 (% of Net Assets) Government National Mortgage Association 83.8% U.S. Treasury Obligations 16.1% * Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned. Percentages are of the net assets of the Fund and may not equal 100%. Refer to the Schedule of Portfolio Investments for a complete list of securities.

8 Victory Portfolios Victory INCORE Investment Grade Convertible Fund December 31, 2022 Investment Objective and Portfolio Holdings: (Unaudited) The Fund seeks to provide a high level of current income together with long-term capital appreciation. Top 10 Holdings*: December 31, 2022 (% of Net Assets) Pioneer Natural Resources Co. 6.1% Anthem, Inc. 5.8% Booking Holdings, Inc. 5.7% Southwest Airlines Co. 5.4% Western Digital Corp. 4.8% Wells Fargo & Co. 4.7% KKR & Co., Inc. 4.7% Ares Capital Corp. 4.6% Euronet Worldwide, Inc. 4.6% Bank of America Corp. 4.5% Sector Allocation*: December 31, 2022 (% of Net Assets) Financials 30.0% Information Technology 14.6% Real Estate 2.1% Industrials 7.7% Energy 9.0% Health Care 10.3% Consumer Discretionary 11.9% Utilities 12.9% * Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned. Percentages are of the net assets of the Fund and may not equal 100%. Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios
Victory Diversified Stock Fund

Schedule of Portfolio Investments
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description	Shares	Value
Common Stocks (97.2%)		
Communication Services (5.9%):		
Alphabet, Inc., Class C (a)	78,350	$ 6,952
Nexstar Media Group, Inc.	19,045	3,333
The Walt Disney Co. (a)	15,284	1,328
World Wrestling Entertainment, Inc., Class A	46,787	3,206
		14,819
Consumer Discretionary (9.0%):		
Amazon.com, Inc. (a)	25,180	2,115
Asbury Automotive Group, Inc. (a)	14,869	2,665
Brunswick Corp.	30,343	2,187
Chipotle Mexican Grill, Inc. (a)	1,810	2,512
Group 1 Automotive, Inc.	13,865	2,501
Lowe's Cos., Inc.	7,541	1,503
McDonald's Corp.	5,439	1,433
Meritage Homes Corp. (a)	15,953	1,471
Skyline Champion Corp. (a)	45,608	2,349
Tesla, Inc. (a)	8,395	1,034
Texas Roadhouse, Inc.	16,143	1,468
Ulta Beauty, Inc. (a)	3,230	1,515
		22,753
Consumer Staples (7.5%):		
BJ's Wholesale Club Holdings, Inc. (a)	37,926	2,509
Darling Ingredients, Inc. (a)	53,580	3,354
PepsiCo, Inc.	20,419	3,689
Performance Food Group Co. (a)	51,340	2,998
Philip Morris International, Inc.	38,420	3,888
Walmart, Inc.	17,587	2,494
		18,932
Energy (8.0%):		
Chevron Corp.	26,205	4,704
Diamondback Energy, Inc.	17,883	2,446
EOG Resources, Inc.	15,042	1,948
Halliburton Co.	94,840	3,732
Magnolia Oil & Gas Corp., Class A	110,575	2,593
Matador Resources Co.	32,150	1,840
Schlumberger Ltd.	57,016	3,048
		20,311
Financials (16.8%):		
Ameriprise Financial, Inc.	12,213	3,803
Axos Financial, Inc. (a)	36,393	1,391
Bank of America Corp.	45,236	1,498
Chubb Ltd.	20,117	4,438
Customers Bancorp, Inc. (a)	32,592	924
Globe Life, Inc.	23,233	2,801
Interactive Brokers Group, Inc.	54,036	3,909
JPMorgan Chase & Co.	17,603	2,361
LPL Financial Holdings, Inc.	5,727	1,238
Morgan Stanley	28,634	2,434
NMI Holdings, Inc., Class A (a)	139,244	2,910
ServisFirst Bancshares, Inc.	43,102	2,970
Signature Bank	11,952	1,377
The Bancorp, Inc. (a)	93,524	2,654
The Charles Schwab Corp.	50,085	4,170
Valley National Bancorp	124,630	1,410
Western Alliance Bancorp	37,728	2,247
		42,535
Health Care (14.2%):		
AmerisourceBergen Corp.	16,490	2,733
Cigna Corp.	12,921	4,281
Elevance Health, Inc.	8,539	4,380
ICON PLC (a)	17,167	3,335
McKesson Corp.	4,188	1,571
Merck & Co., Inc.	25,054	2,780

See notes to financial statements.
9

Victory Portfolios
Victory Diversified Stock Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description	Shares		Value
Pfizer, Inc.	64,738	$	3,317
Regeneron Pharmaceuticals, Inc. (a)	2,533		1,828
Stryker Corp.	5,359		1,310
The Ensign Group, Inc.	28,562		2,702
Thermo Fisher Scientific, Inc.	4,419		2,433
UnitedHealth Group, Inc.	9,863		5,229
			35,899
Industrials (9.0%):			
AGCO Corp.	20,536		2,848
Builders FirstSource, Inc. (a)	25,677		1,666
Chart Industries, Inc. (a)	15,976		1,841
Clean Harbors, Inc. (a)	31,000		3,538
GXO Logistics, Inc. (a)	66,601		2,843
Huntington Ingalls Industries, Inc.	5,882		1,357
Marten Transport Ltd.	87,839		1,738
Old Dominion Freight Line, Inc.	5,682		1,612
Raytheon Technologies Corp.	13,362		1,349
UFP Industries, Inc.	33,350		2,643
WESCO International, Inc. (a)	11,528		1,443
			22,878
Information Technology (23.5%):			
Advanced Micro Devices, Inc. (a)	22,223		1,439
Apple, Inc.	77,147		10,024
Applied Materials, Inc.	12,110		1,179
Arista Networks, Inc. (a)	20,938		2,541
Box, Inc., Class A (a)	49,262		1,534
Broadcom, Inc.	9,306		5,203
Cadence Design Systems, Inc. (a)	24,831		3,989
Clearfield, Inc. (a)	13,075		1,231
Fabrinet (a)	29,222		3,747
Jabil, Inc.	53,103		3,622
Microchip Technology, Inc.	52,028		3,655
Microsoft Corp.	43,880		10,523
NVIDIA Corp.	16,783		2,453
ON Semiconductor Corp. (a)	36,304		2,264
QUALCOMM, Inc.	11,192		1,230
Verra Mobility Corp. (a)	159,396		2,204
Visa, Inc., Class A	13,217		2,746
			59,584
Materials (1.8%):			
Graphic Packaging Holding Co.	109,152		2,429
Summit Materials, Inc., Class A (a)	72,746		2,065
			4,494
Real Estate (1.5%):			
American Tower Corp.	7,379		1,564
Simon Property Group, Inc.	18,609		2,186
			3,750
Total Common Stocks (Cost $194,123)			245,955

Exchange-Traded Funds (2.2%)			
SPDR S&P 500 ETF Trust	14,479		5,537
Total Exchange-Traded Funds (Cost $5,298)			5,537
Total Investments (Cost $199,421) — 99.4%			251,492
Other assets in excess of liabilities — 0.6%			1,485
NET ASSETS - 100.00%		$	252,977

(a) Non-income producing security.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

See notes to financial statements.
10

Victory Portfolios
Victory Special Value Fund

Schedule of Portfolio Investments
December 31, 2022

(Amounts in Thousands, Except for Shares)

(Unaudited)

Security Description	Shares		Value
Common Stocks (96.3%)			
Communication Services (5.8%):			
Alphabet, Inc., Class C (a)	11,694	$	1,038
Nexstar Media Group, Inc.	2,827		495
The Walt Disney Co. (a)	2,283		198
World Wrestling Entertainment, Inc., Class A	7,006		480
			2,211
Consumer Discretionary (8.9%):			
Amazon.com, Inc. (a)	3,758		316
Asbury Automotive Group, Inc. (a)	2,208		396
Brunswick Corp.	4,625		333
Chipotle Mexican Grill, Inc. (a)	273		379
Group 1 Automotive, Inc.	1,995		360
Lowe's Cos., Inc.	1,127		224
McDonald's Corp.	814		214
Meritage Homes Corp. (a)	2,356		217
Skyline Champion Corp. (a)	6,786		350
Tesla, Inc. (a)	1,267		156
Texas Roadhouse, Inc.	2,421		220
Ulta Beauty, Inc. (a)	488		229
			3,394
Consumer Staples (7.4%):			
BJ's Wholesale Club Holdings, Inc. (a)	5,641		373
Darling Ingredients, Inc. (a)	7,971		499
PepsiCo, Inc.	3,048		551
Performance Food Group Co. (a)	7,687		449
Philip Morris International, Inc.	5,735		580
Walmart, Inc.	2,636		374
			2,826
Energy (8.0%):			
Chevron Corp.	3,923		704
Diamondback Energy, Inc.	2,677		366
EOG Resources, Inc.	2,252		292
Halliburton Co.	14,158		557
Magnolia Oil & Gas Corp., Class A	16,492		387
Matador Resources Co.	4,813		276
Schlumberger Ltd.	8,501		454
			3,036
Financials (16.6%):			
Ameriprise Financial, Inc.	1,826		569
Axos Financial, Inc. (a)	5,409		207
Bank of America Corp.	6,747		223
Chubb Ltd.	2,935		647
Customers Bancorp, Inc. (a)	4,815		136
Globe Life, Inc.	3,483		420
Interactive Brokers Group, Inc.	8,090		585
JPMorgan Chase & Co.	2,621		351
LPL Financial Holdings, Inc.	856		185
Morgan Stanley	4,265		363
NMI Holdings, Inc., Class A (a)	20,777		434
ServisFirst Bancshares, Inc.	6,378		440
Signature Bank	1,823		210
The Bancorp, Inc. (a)	13,954		396
The Charles Schwab Corp.	7,498		624
Valley National Bancorp	18,616		211
Western Alliance Bancorp	5,435		324
			6,325
Health Care (14.1%):			
AmerisourceBergen Corp.	2,461		408
Cigna Corp.	1,922		637
Elevance Health, Inc.	1,274		654
ICON PLC (a)	2,571		499
McKesson Corp.	626		235
Merck & Co., Inc.	3,752		416

See notes to financial statements.
11

Victory Portfolios
Victory Special Value Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description	Shares		Value
Pfizer, Inc.	9,643	$	494
Regeneron Pharmaceuticals, Inc. (a)	375		271
Stryker Corp.	799		195
The Ensign Group, Inc.	4,281		405
Thermo Fisher Scientific, Inc.	660		364
UnitedHealth Group, Inc.	1,504		797
			5,375
Industrials (9.0%):			
AGCO Corp.	3,075		426
Builders FirstSource, Inc. (a)	3,887		252
Chart Industries, Inc. (a)	2,393		276
Clean Harbors, Inc. (a)	4,641		530
GXO Logistics, Inc. (a)	9,947		425
Huntington Ingalls Industries, Inc.	865		200
Marten Transport Ltd.	13,069		258
Old Dominion Freight Line, Inc.	847		240
Raytheon Technologies Corp.	2,004		202
UFP Industries, Inc.	4,927		390
WESCO International, Inc. (a)	1,714		215
			3,414
Information Technology (23.4%):			
Advanced Micro Devices, Inc. (a)	3,315		215
Apple, Inc.	11,623		1,510
Applied Materials, Inc.	1,830		178
Arista Networks, Inc. (a)	3,161		383
Box, Inc., Class A (a)	7,437		231
Broadcom, Inc.	1,378		770
Cadence Design Systems, Inc. (a)	3,705		595
Clearfield, Inc. (a)	1,952		184
Fabrinet (a)	4,365		560
Jabil, Inc.	7,959		543
Microchip Technology, Inc.	7,734		543
Microsoft Corp.	6,570		1,576
NVIDIA Corp.	2,496		365
ON Semiconductor Corp. (a)	5,415		338
QUALCOMM, Inc.	1,691		186
Verra Mobility Corp. (a)	23,701		328
Visa, Inc., Class A	1,973		410
			8,915
Materials (1.7%):			
Graphic Packaging Holding Co.	16,303		363
Summit Materials, Inc., Class A (a)	10,398		295
			658
Real Estate (1.4%):			
American Tower Corp.	1,088		231
Simon Property Group, Inc.	2,762		324
			555
Total Common Stocks (Cost $29,227)			36,709

Exchange-Traded Funds (2.8%)			
SPDR S&P 500 ETF Trust	2,775		1,061
Total Exchange-Traded Funds (Cost $1,094)			1,061
Total Investments (Cost $30,321) — 99.1%			37,770
Other assets in excess of liabilities — 0.9%			350
NET ASSETS - 100.00%		$	38,120

(a) Non-income producing security.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

See notes to financial statements.
12

Victory Portfolios
Victory THB US Small Opportunities Fund

Schedule of Portfolio Investments
December 31, 2022

(Amounts in Thousands, Except for Shares)

(Unaudited)

Security Description	Shares	Value
Common Stocks (100.1%)		
Consumer Discretionary (15.5%):		
Bassett Furniture Industries, Inc.	53,190	$ 925
BJ's Restaurants, Inc. (a)	27,864	735
Century Communities, Inc.	15,640	782
Chuy's Holdings, Inc. (a)	23,354	661
GoPro, Inc., Class A (a)	73,090	364
Holley, Inc. (a)(b)	68,420	145
Johnson Outdoors, Inc., Class A	16,070	1,063
Latham Group, Inc. (a)	100,360	323
Lazydays Holdings, Inc. (a)(b)	56,590	676
Liquidity Services, Inc. (a)	13,610	191
M/I Homes, Inc. (a)	17,445	806
MasterCraft Boat Holdings, Inc. (a)	25,980	672
Movado Group, Inc.	32,950	1,063
Overstock.com, Inc. (a)	34,150	661
Ruth's Hospitality Group, Inc.	66,610	1,031
Sleep Number Corp. (a)	4,980	129
Universal Technical Institute, Inc. (a)	154,080	1,035
		11,262
Consumer Staples (2.1%):		
SunOpta, Inc. (a)	24,840	210
The Beauty Health Co. (a)	56,530	514
Vital Farms, Inc. (a)	54,380	811
		1,535
Energy (10.7%):		
Clean Energy Fuels Corp. (a)	169,990	884
Expro Group Holdings NV (a)	58,416	1,059
Natural Gas Services Group, Inc. (a)	31,078	356
Profire Energy, Inc.	163,200	171
RPC, Inc.	222,980	1,982
Select Energy Services, Inc., Class A	94,210	871
Solaris Oilfield Infrastructure, Inc., Class A	54,510	541
TETRA Technologies, Inc. (a)	565,550	1,957
		7,821
Financials (10.5%):		
BayCom Corp.	36,276	688
Brightsphere Investment Group, Inc.	48,580	1,000
Coastal Financial Corp. (a)	13,760	654
Colony Bankcorp, Inc.	19,360	246
First Busey Corp.	58,821	1,454
Heritage Financial Corp.	38,595	1,183
James River Group Holdings Ltd.	19,100	399
Old Second Bancorp, Inc.	59,482	954
P10, Inc., Class A	36,050	385
The First Bancshares, Inc.	20,617	660
		7,623
Health Care (17.5%):		
Addus HomeCare Corp. (a)	10,011	996
Apollo Medical Holdings, Inc. (a)	19,220	569
Artivion, Inc. (a)	31,965	387
Atrion Corp.	1,194	668
Avanos Medical, Inc. (a)	27,680	749
BioLife Solutions, Inc. (a)	53,774	979
Catalyst Pharmaceuticals, Inc. (a)	40,330	750
CryoPort, Inc. (a)	26,160	454
Dynavax Technologies Corp. (a)	52,210	555
Lantheus Holdings, Inc. (a)	9,371	478
LeMaitre Vascular, Inc.	33,096	1,523
Mesa Laboratories, Inc.	2,723	453
OptimizeRx Corp. (a)	37,400	628
The Joint Corp. (a)	24,587	344
U.S. Physical Therapy, Inc.	8,350	677
UFP Technologies, Inc. (a)	13,030	1,536

See notes to financial statements.
13

Victory Portfolios
Victory THB US Small Opportunities Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description	Shares	Value
Vanda Pharmaceuticals, Inc. (a)	27,820	$ 206
Vericel Corp. (a)	28,570	752
		12,704
Industrials (20.8%):		
Allied Motion Technologies, Inc.	36,637	1,275
ARC Document Solutions, Inc.	233,850	685
Argan, Inc.	9,560	353
Bowman Consulting Group Ltd. (a)	44,030	962
CIRCOR International, Inc. (a)	38,790	930
Concrete Pumping Holdings, Inc. (a)	75,530	442
Energy Recovery, Inc. (a)	26,350	540
Insteel Industries, Inc.	35,945	989
Karat Packaging, Inc.	19,650	282
Limbach Holdings, Inc. (a)	53,160	553
MYR Group, Inc. (a)	7,381	680
Northwest Pipe Co. (a)	25,970	875
Park Aerospace Corp.	65,320	876
Preformed Line Products Co.	11,290	940
Quest Resource Holding Corp. (a)	72,030	440
The Greenbrier Cos., Inc.	34,670	1,163
The Shyft Group, Inc.	17,216	428
Transcat, Inc. (a)	31,701	2,247
Twin Disc, Inc. (a)	47,460	461
		15,121
Information Technology (19.1%):		
Cerence, Inc. (a)	20,860	387
CEVA, Inc. (a)	18,540	474
Climb Global Solutions, Inc.	21,330	673
ePlus, Inc. (a)	37,722	1,670
Grid Dynamics Holdings, Inc. (a)	103,080	1,157
Ichor Holdings Ltd. (a)	50,990	1,368
Immersion Corp. (a)	205,040	1,441
Luna Innovations, Inc. (a)	151,430	1,331
Napco Security Technologies, Inc. (a)	55,720	1,531
NVE Corp.	10,510	681
PAR Technology Corp. (a)	31,776	828
Perficient, Inc. (a)	10,460	730
Richardson Electronics Ltd.	21,640	462
Ultra Clean Holdings, Inc. (a)	36,063	1,195
		13,928
Materials (2.0%):		
Hawkins, Inc.	9,610	371
Koppers Holdings, Inc.	28,257	797
Ranpak Holdings Corp. (a)	48,930	282
		1,450
Real Estate (0.6%):		
Gladstone Land Corp.	23,200	426
Utilities (1.3%):		
The York Water Co.	20,610	926
Total Common Stocks (Cost $63,953)		72,796

Collateral for Securities Loaned (0.1%)^		
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.14% (c)	13,356	14
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.13% (c)	13,356	13
Invesco Government & Agency Portfolio, Institutional Shares, 4.22% (c)	13,356	13
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.08% (c)	13,356	13
Total Collateral for Securities Loaned (Cost $53)		53

See notes to financial statements.
14

Victory Portfolios Victory THB US Small Opportunities Fund 15 (Amounts in Thousands, Except for Shares) (Unaudited) Schedule of Portfolio Investments — continued December 31, 2022 See notes to financial statements. Security Description Shares Value Total Investments (Cost $64,006) — 100.2% $ 72,849 Liabilities in excess of other assets — (0.2)% (109) NET ASSETS - 100.00% $ 72,740 ^ Purchased with cash collateral from securities on loan. (a) Non-income producing security. (b) All or a portion of this security is on loan. (c) Rate disclosed is the daily yield on December 31, 2022.

Victory Portfolios
Victory Strategic Allocation Fund

Schedule of Portfolio Investments
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description	Shares		Value
Affiliated Exchange-Traded Funds (6.9%)			
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	42,140	$	1,608
Total Affiliated Exchange-Traded Funds (Cost $1,069)			1,608
Affiliated Mutual Funds (92.8%)			
Victory Global Energy Transition Fund, Class Y	49,927		1,582
Victory INCORE Investment Grade Convertible Fund, Class I	85,364		1,366
Victory INCORE Total Return Bond Fund, Class R6	898,411		7,457
Victory Integrity Discovery Fund, Class Y	19,184		767
Victory RS Global Fund, Class Y	388,761		6,329
Victory RS Partners Fund, Class Y	31,397		811
Victory Sophus Emerging Markets Fund, Class R6	119,381		2,077
Victory Trivalent International Small-Cap Fund, Class I	109,660		1,404
Total Affiliated Mutual Funds (Cost $21,064)			21,793
Total Investments (Cost $22,133) — 99.7%			23,401
Other assets in excess of liabilities — 0.3%			72
NET ASSETS - 100.00%		$	23,473

ETF—Exchange-Traded Fund

See notes to financial statements.
16

Victory Portfolios
Victory INCORE Fund for Income

Schedule of Portfolio Investments
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description	Principal Amount	Value
Government National Mortgage Association (83.8%)		
Multi-family (0.3%):		
Pass-throughs (0.3%):		
Government National Mortgage Assoc.		
7.92%, 7/15/23	$ 45	$ 45
8.00%, 1/15/31 - 11/15/33	953	952
7.75%, 9/15/33	357	357
		1,354
Collateralized Mortgage Obligations (3.1%):		
Government National Mortgage Assoc.		
Series 1999-4, Class ZB, 6.00%, 2/20/29	107	107
Series 2001-10, Class PE, 6.50%, 3/16/31	89	89
Series 2005-74, Class HB, 7.50%, 9/16/35	5	5
Series 2005-74, Class HC, 7.50%, 9/16/35	35	36
Series 2011-166, Class NT, 7.73%, 11/20/31 (a)	542	562
Series 2012-106, Class JM, 7.35%, 10/20/34 (a)	389	410
Series 2012-30, Class WB, 7.01%, 11/20/39 (a)	1,260	1,312
Series 2013-190, Class KT, 8.25%, 9/20/30 (a)	129	136
Series 2013-51, Class BL, 6.05%, 4/20/34 (a)	1,110	1,147
Series 2013-64, Class KY, 6.69%, 12/20/38 (a)	590	610
Series 2013-70, Class KP, 7.01%, 2/20/39 (a)	576	604
Series 2014-69, Class W, 7.21%, 11/20/34 (a)	76	80
Series 2014-74, Class PT, 7.88%, 5/16/44 (a)	93	96
Series 2015-77, Class PT, 7.23%, 6/20/39 (a)	205	215
Series 2019-22, Class PT, 7.94%, 2/20/49 (a)	3,661	3,843
Series 2021-1, Class WT, 7.82%, 1/20/51 (a)	3,908	4,118
		13,370
Single Family (80.4%):		
Pass-throughs (80.4%):		
Government National Mortgage Assoc.		
8.00%, 2/15/23 - 4/15/38	23,098	24,344
8.50%, 3/15/23 - 7/15/32	2,735	2,858
6.50%, 6/15/23 - 2/20/41	95,412	98,713
5.50%, 7/15/23 - 11/15/45	21,748	22,776
7.50%, 7/15/23 - 12/20/38	37,776	39,367
6.00%, 9/20/23 - 2/20/49	60,846	63,833
7.00%, 12/15/23 - 1/15/39	61,201	64,161
9.00%, 4/15/25 - 9/15/30	767	799
10.00%, 4/15/25 - 2/15/26	—(b)	–(b)
7.13%, 7/15/25	21	21
6.13%, 6/20/28 - 11/20/28	207	202
6.28%, 10/20/28 - 9/20/29	415	418
6.10%, 5/20/29 - 7/20/31	350	350
7.30%, 4/20/30 - 2/20/31	134	135
6.49%, 5/20/31 - 3/20/32	621	627
4.50%, 12/15/33 - 5/15/41	7,770	7,767
5.00%, 1/20/34 - 2/20/42	17,743	17,915
4.00%, 8/15/41	505	496
		344,782
Total Government National Mortgage Association (Cost $392,629)		359,506
U.S. Treasury Obligations (16.1%)		
U.S. Treasury Bills, 4.65%, 5/18/23 (c)	2,923	2,874
U.S. Treasury Bonds, 7.50%, 11/15/24	62,662	66,064
Total U.S. Treasury Obligations (Cost $72,887)		68,938

See notes to financial statements.
17

Victory Portfolios Victory INCORE Fund for Income 18 (Amounts in Thousands, Except for Shares) (Unaudited) Schedule of Portfolio Investments — continued December 31, 2022 See notes to financial statements. Security Description Shares Value Investment Companies (0.0%)(d) BlackRock Liquidity Funds Fedfund Portfolio, 0.02%(c)........................... 100,233 $ 100 Total Investment Companies (Cost $100) a a a 100 Total Investments (Cost $465,616) — 99.9% 428,544 Other assets in excess of liabilities — 0.1% 240 NET ASSETS - 100.00% $ 428,784 (a) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at December 31, 2022. (b) Rounds to less than $1 thousand. (c) Rate represents the effective yield at December 31, 2022. (d) Amount represents less than 0.05% of net assets.

Victory Portfolios
Victory INCORE Investment Grade Convertible Fund

Schedule of Portfolio Investments
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description		Shares		Value
Common Stocks (0.6%)				
Industrials (0.6%):				
Stanley Black & Decker, Inc.		30,628	$	2,301
Total Common Stocks (Cost $4,273)				2,301
		Principal Amount		
Convertible Corporate Bonds (70.5%)				
Consumer Discretionary (11.9%):				
Booking Holdings, Inc., 0.75%, 5/1/25 (a)	$	17,485		23,435
Expedia Group, Inc. , 2/15/26 (b).		18,195		15,806
Ford Motor Co. , 3/15/26 (b).		9,785		9,259
				48,500
Energy (9.0%):				
EQT Corp., 1.75%, 5/1/26		5,065		11,786
Pioneer Natural Resources Co., 0.25%, 5/15/25		10,641		24,837
				36,623
Financials (15.5%):				
Ares Capital Corp., 4.63%, 3/1/24		17,903		18,940
Barclays Bank PLC				
2/4/25 (b)		9,005		11,651
2/18/25 (b).		4,330		4,504
Blackstone Mortgage TR, 5.50%, 3/15/27		6,105		5,260
Hannon Armstrong Sustainable Infrastructure Capital, Inc., 7.86%, 8/15/23 (b)		2,435		2,322
JPMorgan Chase Financial Co. LLC, 0.25%, 5/1/23 (c)		11,505		11,694
MGIC Investment Corp., Convertible Subordinated Notes, 9.00%, 4/1/63 (c)		4,717		6,225
New Mountain Finance COR, 7.50%, 10/15/25 (c)		2,520		2,521
				63,117
Health Care (10.3%):				
Anthem, Inc., 2.75%, 10/15/42		3,215		23,520
Bristol-Myers Squibb Co., 4.27% (LIBOR03M-50bps), 9/15/23, Callable 2/6/23 @ 100 (d)		2,651		5,232
Illumina, Inc. , 8/15/23 (a)(b)		13,573		13,135
				41,887
Industrials (7.1%):				
Parsons Corp., 0.25%, 8/15/25		6,300		7,169
Southwest Airlines Co., 1.25%, 5/1/25 (a)		18,255		22,014
				29,183
Information Technology (14.6%):				
Akamai Technologies, Inc., 0.13%, 5/1/25		5,399		5,700
Block, Inc.				
0.13%, 3/1/25		2,050		1,951
0.25%, 11/1/27		7,625		5,774
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100 (a)		19,937		18,903
Vishay Intertechnology, Inc., 2.25%, 6/15/25		8,030		7,784
Western Digital Corp., 1.50%, 2/1/24		20,491		19,556
				59,668
Real Estate (2.1%):				
Kite Realty Group LP, 0.75%, 4/1/27 (c)		9,280		8,576
Total Convertible Corporate Bonds (Cost $281,378)				287,554
		Shares		
Convertible Preferred Stocks (27.4%)				
Financials (14.5%):				
Bank of America Corp., Series L, 7.25% (e)		16,050		18,618
KKR & Co., Inc., Series C, 6.00%, 9/15/23		333,160		19,073
New York Community Capital Trust, 6.92%, 11/1/51		53,619		2,326

See notes to financial statements.
19

Victory Portfolios
Victory INCORE Investment Grade Convertible Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Amounts in Thousands, Except for Shares)

(Unaudited)

Security Description	Shares		Value
Wells Fargo & Co., Series L, 7.50% (e)	16,194	$	19,190
			59,207
Utilities (12.9%):			
American Electric Power Co., Inc., 6.13%, 8/15/23	274,400		14,154
NextEra Energy, Inc., 5.28%, 3/1/23	274,805		13,933
NextEra Energy, Inc., 0.84%, 9/1/23	162,475		8,203
NiSource, Inc., 7.75%, 3/1/24	156,520		16,162
			52,452
Total Convertible Preferred Stocks (Cost $123,068)			111,659
Collateral for Securities Loaned (15.1%)^			
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.14% (f)	15,367,768		15,367
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.13% (f)	15,367,768		15,368
Invesco Government & Agency Portfolio, Institutional Shares, 4.22% (f)	15,367,768		15,368
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.08% (f)	15,367,768		15,368
Total Collateral for Securities Loaned (Cost $61,471)			61,471
Total Investments (Cost $470,190) — 113.6%			462,985
Liabilities in excess of other assets — (13.6)%			(55,405)
NET ASSETS - 100.00%		$	407,580

^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Zero-coupon bond.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of December 31, 2022, the fair value of these securities was $29,015 (thousands) and amounted to 7.1% of net assets.
(d) Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2022.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) Rate disclosed is the daily yield on December 31, 2022.

bps—Basis points
LIBOR—London Interbank Offered Rate
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of December 31, 2022, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
PLC—Public Limited Company

See notes to financial statements.
20

Victory Portfolios

Statements of Assets and Liabilities
December 31, 2022

(Amounts in Thousands, Except Per Share Amounts) *(Unaudited)*

	Victory Diversified Stock Fund	Victory Special Value Fund	Victory THB US Small Opportunities Fund
Assets:			
Investments, at value (Cost $199,421, $30,321 and $64,006)	$ 251,492	$ 37,770	$ 72,849(a)
Cash	7,110	1,214	615
Receivables:			
Interest and dividends	223	34	6
Capital shares issued	23	20	15
From Adviser	7	8	16
Prepaid expenses	54	40	4
Total Assets	258,909	39,086	73,505
Liabilities:			
Payables:			
Collateral received on loaned securities	—	—	53
Investments purchased	5,187	784	473
Capital shares redeemed	487	124	146
Accrued expenses and other payables:			
Investment advisory fees	143	25	73
Administration fees	12	2	3
Custodian fees	3	1	1
Transfer agent fees	45	12	7
Compliance fees	—(b)	—(b)	—(b)
Trustees' fees	2	—(b)	1
12b-1 fees	29	5	—(b)
Other accrued expenses	24	13	8
Total Liabilities	5,932	966	765
Net Assets:			
Capital	199,935	30,851	66,171
Total accumulated earnings/(loss)	53,042	7,269	6,569
Net Assets	$ 252,977	$ 38,120	$ 72,740
Net Assets			
Class A	$ 189,987	$ 21,461	$ 1,175
Class C	1,291	813	—
Class I	21,607	2,790	71,565
Class R	34,417	12,071	—
Class R6	1,608	—	—
Class Y	4,067	985	—
Total	$ 252,977	$ 38,120	$ 72,740
Shares (unlimited number of shares authorized with a par value of $0.001 per share):			
Class A	11,248	878	70
Class C	87	42	—
Class I	1,280	112	4,035
Class R	2,108	535	—
Class R6	95	—	—
Class Y	240	40	—
Total	15,058	1,607	4,105
Net asset value, offering (except Class A) and redemption price per share: (c)			
Class A	$ 16.89	$ 24.41	$ 16.77
Class C (d)	14.88	19.54	—
Class I	16.88	24.93	17.73
Class R	16.33	22.58	—
Class R6	16.90	—	—
Class Y	16.92	24.72	—
Maximum Sales Charge — Class A	5.75%	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$ 17.92	$ 25.90	$ 17.79

(a) Includes $51 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(d) Redemption price per share varies by the length of time shares are held.

See notes to financial statements.
21

Victory Portfolios

Statements of Assets and Liabilities
December 31, 2022

(Amounts in Thousands, Except Per Share Amounts) *(Unaudited)*

		Victory Strategic Allocation Fund		Victory INCORE Fund for Income		Victory INCORE Investment Grade Convertible Fund
Assets:						
Affiliated investments, at value (Cost $22,133, $— and $—)	$	23,401	$	—	$	—
Unaffiliated investments, at value (Cost $—, $465,616 and $470,190)		—		428,544		462,985(a)
Cash		48		—		6,611
Receivables:						
Interest and dividends		9		2,506		1,240
Capital shares issued		2		217		435
From Adviser		19		45		4
Prepaid expenses		33		64		40
Total Assets		23,512		431,376		471,315
Liabilities:						
Payables:						
Collateral received on loaned securities		—		—		61,471
Capital shares redeemed		17		2,203		1,871
Accrued expenses and other payables:						
Investment advisory fees		2		190		269
Administration fees		1		23		19
Custodian fees		—(b)		5		5
Transfer agent fees		6		96		70
Compliance fees		—(b)		—(b)		—(b)
Trustees' fees		—(b)		3		3
12b-1 fees		3		14		2
Other accrued expenses		10		58		25
Total Liabilities		39		2,592		63,735
Net Assets:						
Capital		22,167		871,424		429,429
Total accumulated earnings/(loss)		1,306		(442,640)		(21,849)
Net Assets	$	23,473	$	428,784	$	407,580
Net Assets						
Class A	$	12,840	$	93,714	$	19,389
Class C		2,173		5,814		—
Class I		7,449		243,927		386,534
Class R		1,011		15,860		—
Class R6		—		23,452		—
Class Y		—		44,622		—
Member Class		—		1,395		1,657
Total	$	23,473	$	428,784	$	407,580
Shares (unlimited number of shares authorized with a par value of $0.001 per share):						
Class A		769		13,405		1,212
Class C		133		841		—
Class I		443		34,895		24,152
Class R		61		2,266		—
Class R6		—		3,361		—
Class Y		—		6,384		—
Member Class		—		199		100
Total		1,406		61,351		25,464
Net asset value, offering (except Class A) and redemption price per share: (c)						
Class A	$	16.70	$	6.99	$	16.00
Class C (d)		16.38		6.91		—
Class I		16.80		6.99		16.00
Class R		16.66		7.00		—
Class R6		—		6.98		—
Class Y		—		6.99		—
Member Class		—		7.02		16.66
Maximum Sales Charge — Class A		2.25%		2.25%		2.25%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$	17.08	$	7.15	$	16.37

(a) Includes $60,359 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(d) Redemption price per share varies by the length of time shares are held.

See notes to financial statements.
22

Victory Portfolios

Statements of Operations
For the Six Months Ended December 31, 2022

(Amounts in Thousands) *(Unaudited)*

	Victory Diversified Stock Fund	Victory Special Value Fund	Victory THB US Small Opportunities Fund
Investment Income:			
Dividends	$ 1,836	$ 278	$ 405
Interest	21	3	5
Securities lending (net of fees)	3	—(a)	3
Total Income	1,860	281	413
Expenses:			
Investment advisory fees	873	152	436
Administration fees	74	11	21
Sub-Administration fees	9	9	9
12b-1 fees — Class A	251	29	2
12b-1 fees — Class C	8	4	—
12b-1 fees — Class R	94	32	—
Custodian fees	6	2	2
Transfer agent fees — Class A	77	13	1
Transfer agent fees — Class C	1	—(a)	—
Transfer agent fees — Class I	6	1	32
Transfer agent fees — Class R	15	10	—
Transfer agent fees — Class R6	—(a)	—	—
Transfer agent fees — Class Y	2	—(a)	—
Trustees' fees	8	2	3
Compliance fees	1	—(a)	—(a)
Legal and audit fees	9	5	4
State registration and filing fees	44	35	20
Line of credit fees	—	—	—(a)
Other expenses	17	7	6
Total Expenses	1,495	312	536
Expenses waived/reimbursed by Adviser	(19)	(34)	(59)
Net Expenses	1,476	278	477
Net Investment Income (Loss)	384	3	(64)
Realized/Unrealized Gains (Losses) from Investments:			
Net realized gains (losses) from investment securities	2,226	47	(1,237)
Net change in unrealized appreciation/depreciation on investment securities	7,672	1,400	3,367
Net realized/unrealized gains (losses) on investments	9,898	1,447	2,130
Change in net assets resulting from operations	$ 10,282	$ 1,450	$ 2,066

(a) Rounds to less than $1 thousand.

See notes to financial statements.
23

Victory Portfolios

Statements of Operations
For the Six Months Ended December 31, 2022

(Amounts in Thousands) *(Unaudited)*

	Victory Strategic Allocation Fund	Victory INCORE Fund for Income	Victory INCORE Investment Grade Convertible Fund
Investment Income:			
Dividends from affiliated investments	$ 380	$ —	$ —
Dividends from unaffiliated investments	—	2	4,443
Interest from unaffiliated investments	—(a)	5,105	1,637
Securities lending (net of fees)	—	—	627
Total Income	380	5,107	6,707
Expenses:			
Investment advisory fees	12	1,213	1,684
Administration fees	7	136	125
Sub-Administration fees	6	11	8
12b-1 fees — Class A	16	120	25
12b-1 fees — Class C	10	32	—
12b-1 fees — Class R	3	22	—
Custodian fees	1	12	10
Transfer agent fees — Class A	9	51	4
Transfer agent fees — Class C	1	4	—
Transfer agent fees — Class I	4	117	155
Transfer agent fees — Class R	—(a)	6	—
Transfer agent fees — Class R6	—	1	—
Transfer agent fees — Class Y	—	40	—
Transfer agent fees — Member Class	—	1	1
Trustees' fees	1	14	12
Compliance fees	—(a)	2	2
Legal and audit fees	4	10	14
State registration and filing fees	30	56	34
Interfund lending	—	—	—(a)
Other expenses	7	60	30
Total Expenses	111	1,908	2,104
Expenses waived/reimbursed by Adviser	(64)	(118)	(6)
Net Expenses	47	1,790	2,098
Net Investment Income (Loss)	333	3,317	4,609
Realized/Unrealized Gains (Losses) from Investments:			
Net realized gains (losses) from affiliated investment securities	(104)	—	—
Net realized gains (losses) from unaffiliated investment securities	—	(644)	(14,110)
Capital gain distributions received from affiliated funds	112	—	—
Net change in unrealized appreciation/depreciation on affiliated investment securities	80	—	—
Net change in unrealized appreciation/depreciation on unaffiliated investment securities	—	(10,494)	8,361
Net realized/unrealized gains (losses) on investments	88	(11,138)	(5,749)
Change in net assets resulting from operations	$ 421	$ (7,821)	$ (1,140)

(a) Rounds to less than $1 thousand.

See notes to financial statements.
24

Victory Portfolios

Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Diversified Stock Fund			Victory Special Value Fund		
	Six Months Ended December 31, 2022 (Unaudited)	Eight Months Ended June 30, 2022	Year Ended October 31, 2021	Six Months Ended December 31, 2022 (Unaudited)	Eight Months Ended June 30, 2022	Year Ended October 31, 2021
From Investment Activities:						
Operations:						
Net Investment Income (Loss)	$ 384	$ 640	$ (66)	$ 3	$ 10	$ (125)
Net realized gains (losses)	2,226	24,238	48,095	47	4,295	9,190
Net change in unrealized appreciation/ depreciation	7,672	(78,869)	64,146	1,400	(12,389)	8,963
Change in net assets resulting from operations	10,282	(53,991)	112,175	1,450	(8,084)	18,028
Distributions to Shareholders:						
Class A	(17,694)	(33,326)	(4,846)	(2,183)	(4,420)	(913)
Class C	(133)	(349)	(83)	(101)	(178)	(36)
Class I	(2,091)	(4,120)	(570)	(284)	(565)	(121)
Class R	(3,298)	(6,603)	(1,037)	(1,291)	(2,680)	(543)
Class R6	(151)	(553)	(85)	—	—	—
Class Y	(387)	(684)	(99)	(100)	(126)	(23)
Change in net assets resulting from distributions to shareholders	(23,754)	(45,635)	(6,720)	(3,959)	(7,969)	(1,636)
Change in net assets resulting from capital transactions	10,254	21,482	(25,722)	1,801	3,676	(8,094)
Change in net assets	(3,218)	(78,144)	79,733	(708)	(12,377)	8,298
Net Assets:						
Beginning of period	256,195	334,339	254,606	38,828	51,205	42,907
End of period	$ 252,977	$ 256,195	$ 334,339	$ 38,120	$ 38,828	$ 51,205

See notes to financial statements.

25

Victory Portfolios **Statements of Changes in Net Assets**

(Amounts in Thousands) *(continued)*

	Victory Diversified Stock Fund			Victory Special Value Fund		
	Six Months Ended December 31, 2022 (Unaudited)	Eight Months Ended June 30, 2022	Year Ended October 31, 2021	Six Months Ended December 31, 2022 (Unaudited)	Eight Months Ended June 30, 2022	Year Ended October 31, 2021
Capital Transactions:						
Class A						
Proceeds from shares issued	$ 3,683	$ 6,377	$ 7,876	$ 579	$ 2,647	$ 1,518
Distributions reinvested	16,515	30,676	4,436	1,992	4,022	831
Cost of shares redeemed	(11,584)	(18,160)	(27,454)	(1,955)	(4,347)	(7,055)
Total Class A	$ 8,614	$ 18,893	$ (15,142)	$ 616	$ 2,322	$ (4,706)
Class C						
Proceeds from shares issued	$ 14	$ 98	$ 80	$ 28	$ 2	$ 36
Distributions reinvested	133	349	82	101	178	36
Cost of shares redeemed	(329)	(560)	(1,782)	(41)	(9)	(249)
Total Class C	$ (182)	$ (113)	$ (1,620)	$ 88	$ 171	$ (177)
Class I						
Proceeds from shares issued	$ 1,297	$ 4,219	$ 1,886	$ 62	$ 2	$ 406
Distributions reinvested	2,013	3,953	537	255	503	101
Cost of shares redeemed	(2,431)	(5,236)	(4,406)	(125)	(470)	(1,187)
Total Class I	$ 879	$ 2,936	$ (1,983)	$ 192	$ 35	$ (680)
Class R						
Proceeds from shares issued	$ 432	$ 649	$ 721	$ 443	$ 1,497	$ 1,962
Distributions reinvested	3,224	6,442	1,016	1,291	2,661	530
Cost of shares redeemed	(3,785)	(5,365)	(8,082)	(1,229)	(3,118)	(5,022)
Total Class R	$ (129)	$ 1,726	$ (6,345)	$ 505	$ 1,040	$ (2,530)
Class R6						
Proceeds from shares issued	$ 759	$ 162	$ 183	$ —	$ —	$ —
Distributions reinvested	151	553	85	—	—	—
Cost of shares redeemed	(22)	(3,272)	(618)	—	—	—
Total Class R6	$ 888	$ (2,557)	$ (350)	$ —	$ —	$ —
Class Y						
Proceeds from shares issued	$ 135	$ 305	$ 284	$ 339	$ 43	$ 82
Distributions reinvested	335	574	83	87	99	18
Cost of shares redeemed	(286)	(282)	(649)	(26)	(34)	(101)
Total Class Y	$ 184	$ 597	$ (282)	$ 400	$ 108	$ (1)
Change in net assets resulting from capital transactions	$ 10,254	$ 21,482	$ (25,722)	$ 1,801	$ 3,676	$ (8,094)

See notes to financial statements.
26

Victory Portfolios

Statements of Changes in Net Assets

(Amounts in Thousands) *(continued)*

	Victory Diversified Stock Fund			Victory Special Value Fund		
	Six Months Ended December 31, 2022 (Unaudited)	Eight Months Ended June 30, 2022	Year Ended October 31, 2021	Six Months Ended December 31, 2022 (Unaudited)	Eight Months Ended June 30, 2022	Year Ended October 31, 2021
Share Transactions:						
Class A						
Issued	204	289	378	20	85	48
Reinvested	946	1,387	231	79	125	29
Redeemed	(619)	(844)	(1,303)	(73)	(140)	(222)
Total Class A	531	832	(694)	26	70	(145)
Class C						
Issued	1	5	3	2	—(a)	2
Reinvested	9	18	5	5	6	1
Redeemed	(20)	(30)	(94)	(2)	—(a)	(10)
Total Class C	(10)	(7)	(86)	5	6	(7)
Class I						
Issued	67	180	86	3	—(a)	13
Reinvested	115	179	28	10	15	3
Redeemed	(131)	(249)	(208)	(5)	(13)	(37)
Total Class I	51	110	(94)	8	2	(21)
Class R						
Issued	24	30	35	18	52	65
Reinvested	191	300	54	55	88	20
Redeemed	(206)	(251)	(387)	(48)	(105)	(167)
Total Class R	9	79	(298)	25	35	(82)
Class R6						
Issued	39	8	8	—	—	—
Reinvested	9	25	4	—	—	—
Redeemed	(1)	(147)	(29)	—	—	—
Total Class R6	47	(114)	(17)	—	—	—
Class Y						
Issued	7	14	14	13	1	2
Reinvested	19	26	4	3	3	1
Redeemed	(15)	(13)	(31)	(1)	(1)	(3)
Total Class Y	11	27	(13)	15	3	—(a)
Change in Shares	639	927	(1,202)	79	116	(255)

(a) Rounds to less than 1 thousand.

See notes to financial statements.

27

Victory Portfolios

Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory THB US Small Opportunities Fund(a)			Victory Strategic Allocation Fund		
	Six Months Ended December 31, 2022 (Unaudited)	Eight Months Ended June 30, 2022	Year Ended October 31, 2021	Six Months Ended December 31, 2022 (Unaudited)	Eight Months Ended June 30, 2022	Year Ended October 31, 2021
From Investment Activities:						
Operations:						
Net Investment Income (Loss)	$ (64)	$ (74)	$ (624)	$ 333	$ 619	$ 823
Net realized gains (losses)	(1,237)	(669)	12,921	8	775	128
Net change in unrealized appreciation/depreciation	3,367	(20,891)	17,176	80	(4,992)	5,000
Change in net assets resulting from operations	2,066	(21,634)	29,473	421	(3,598)	5,951
Distributions to Shareholders:						
Class A	—	(183)	—	(479)	(350)	(464)
Class C	—	—	—	(75)	(40)	(54)
Class I	—	(7,893)	—	(286)	(218)	(264)
Class R	—	—	—	(36)	(25)	(34)
From return of capital:						
Class A	—	(8)	—	—	—	—
Class I	—	(361)	—	—	—	—
Change in net assets resulting from distributions to shareholders	—	(8,445)	—	(876)	(633)	(816)
Change in net assets resulting from capital transactions	(602)	11,971	9,212	(706)	(567)	(341)
Change in net assets	1,464	(18,108)	38,685	(1,161)	(4,798)	4,794
Net Assets:						
Beginning of period	71,276	89,384	50,699	24,634	29,432	24,638
End of period	$ 72,740	$ 71,276	$ 89,384	$ 23,473	$ 24,634	$ 29,432

(a) On May 3, 2021, the THB Asset Management Microcap Fund (the "Predecessor Fund") was reorganized into the Victory THB US Small Opportunities Fund (the "Victory THB Fund"). Investor Class and Institutional Class shares of the Predecessor Fund were exchanged on a tax-free basis for Class A and Class I shares, respectively, of the Victory THB Fund. Information presented prior to May 3, 2021, is that of the Predecessor Fund. See Note 1 in the Notes to Financial Statements.

See notes to financial statements.

28

Victory Portfolios
Statements of Changes in Net Assets
(Amounts in Thousands) *(continued)*

	Victory THB US Small Opportunities Fund(a)			Victory Strategic Allocation Fund		
	Six Months Ended December 31, 2022 (Unaudited)	Eight Months Ended June 30, 2022	Year Ended October 31, 2021	Six Months Ended December 31, 2022 (Unaudited)	Eight Months Ended June 30, 2022	Year Ended October 31, 2021
Capital Transactions:						
Class A						
Proceeds from shares issued	$ 38	$ 173	$ 5,749	$ 670	$ 969	$ 1,793
Distributions reinvested	—	190	—	464	338	448
Cost of shares redeemed	(80)	(1,035)	(3,959)	(1,620)	(1,761)	(3,213)
Redemption fees	—	—	1	—	—	—
Total Class A	$ (42)	$ (672)	$ 1,791	$ (486)	$ (454)	$ (972)
Class C						
Proceeds from shares issued	$ —	$ —	$ —	$ 442	$ 296	$ 650
Distributions reinvested	—	—	—	75	40	53
Cost of shares redeemed	—	—	—	(277)	(522)	(623)
Total Class C	$ —	$ —	$ —	$ 240	$ (186)	$ 80
Class I						
Proceeds from shares issued	$ 5,618	$ 15,585	$ 15,429	$ 415	$ 942	$ 1,842
Distributions reinvested	—	7,418	—	282	215	261
Cost of shares redeemed	(6,178)	(10,360)	(8,010)	(1,126)	(1,062)	(1,305)
Redemption fees	—	—	2(b)	—	—	—
Total Class I	$ (560)	$ 12,643	$ 7,421	$ (429)	$ 95	$ 798
Class R						
Proceeds from shares issued	$ —	$ —	$ —	$ 13	$ 11	$ 93
Distributions reinvested	—	—	—	33	25	34
Cost of shares redeemed	—	—	—	(77)	(58)	(374)
Total Class R	$ —	$ —	$ —	$ (31)	$ (22)	$ (247)
Change in net assets resulting from capital transactions	$ (602)	$ 11,971	$ 9,212	$ (706)	$ (567)	$ (341)
Share Transactions:						
Class A						
Issued	2	7	227	39	51	95
Reinvested	—	9	—	28	17	23
Redeemed	(4)	(44)	(159)	(94)	(93)	(168)
Total Class A	(2)	(28)	68	(27)	(25)	(50)
Class C						
Issued	—	—	—	27	16	35
Reinvested	—	—	—	5	2	3
Redeemed	—	—	—	(17)	(28)	(34)
Total Class C	—	—	—	15	(10)	4
Class I						
Issued	323	781	639	23	49	96
Reinvested	—	342	—	17	11	13
Redeemed	(349)	(482)	(319)	(65)	(55)	(69)
Total Class I	(26)	641	320	(25)	5	40
Class R						
Issued	—	—	—	1	1	5
Reinvested	—	—	—	2	1	2
Redeemed	—	—	—	(4)	(4)	(20)
Total Class R	—	—	—	(1)	(2)	(13)
Change in Shares	(28)	613	388	(38)	(32)	(19)

(a) On May 3, 2021, the THB Asset Management Microcap Fund (the "Predecessor Fund") was reorganized into the Victory THB US Small Opportunities Fund (the "Victory THB Fund"). Investor Class and Institutional Class shares of the Predecessor Fund were exchanged on a tax-free basis for Class A and Class I shares, respectively, of the Victory THB Fund. Information presented prior to May 3, 2021, is that of the Predecessor Fund. See Note 1 in the Notes to Financial Statements.

(b) Redemption Fees-see Note 2 in the Notes to Financial Statements.

See notes to financial statements.
29

Victory Portfolios

Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory INCORE Fund for Income			Victory INCORE Investment Grade Convertible Fund		
	Six Months Ended December 31, 2022 (Unaudited)	Eight Months Ended June 30, 2022	Year Ended October 31, 2021	Six Months Ended December 31, 2022 (Unaudited)	Eight Months Ended June 30, 2022	Year Ended October 31, 2021
From Investment Activities:						
Operations:						
Net Investment Income (Loss)	$ 3,317	$ 2,849	$ 3,362	$ 4,609	$ 5,416	$ 5,579
Net realized gains (losses)	(644)	(1,232)	(1,300)	(14,110)	5,530	35,138
Net change in unrealized appreciation/ depreciation	(10,494)	(29,251)	(8,573)	8,361	(61,562)	21,029
Change in net assets resulting from operations	(7,821)	(27,634)	(6,511)	(1,140)	(50,616)	61,746
Distributions to Shareholders:						
Class A	(2,763)	(3,754)	(6,501)	(302)	(1,950)	(820)
Class C	(160)	(234)	(542)	—	—	—
Class I	(8,512)	(11,344)	(23,178)	(6,637)	(37,138)	(14,821)
Class R	(505)	(661)	(1,747)	—	—	—
Class R6	(785)	(988)	(1,851)	—	—	—
Class Y	(1,867)	(3,403)	(7,361)	—	—	—
Member Class	(40)	(35)	(33)(a)	(21)	(57)	(3)(a)
Change in net assets resulting from distributions to shareholders	(14,632)	(20,419)	(41,213)	(6,960)	(39,145)	(15,644)
Change in net assets resulting from capital transactions	(67,877)	(131,802)	(295,207)	(30,313)	110,476	85,682
Change in net assets	(90,330)	(179,855)	(342,931)	(38,413)	20,715	131,784
Net Assets:						
Beginning of period	519,114	698,969	1,041,900	445,993	425,278	293,494
End of period	$ 428,784	$ 519,114	$ 698,969	$ 407,580	$ 445,993	$ 425,278

(a) Member Class activity is for the period November 3, 2020 (commencement of operations) to October 31, 2021.

See notes to financial statements.

30

Victory Portfolios

Statements of Changes in Net Assets

(Amounts in Thousands)

(continued)

	Victory INCORE Fund for Income			Victory INCORE Investment Grade Convertible Fund		
	Six Months Ended December 31, 2022 (Unaudited)	Eight Months Ended June 30, 2022	Year Ended October 31, 2021	Six Months Ended December 31, 2022 (Unaudited)	Eight Months Ended June 30, 2022	Year Ended October 31, 2021
Capital Transactions:						
Class A						
Proceeds from shares issued	$ 10,374	$ 11,500	$ 43,381	$ 4,518	$ 3,129	$ 8,473
Distributions reinvested	2,476	3,347	5,738	256	1,697	711
Cost of shares redeemed	(14,175)	(35,105)	(63,627)	(3,948)	(3,353)	(6,798)
Total Class A	$ (1,325)	$ (20,258)	$ (14,508)	$ 826	$ 1,473	$ 2,386
Class C						
Proceeds from shares issued	$ 260	$ 330	$ 1,685	$ —	$ —	$ —
Distributions reinvested	150	222	505	—	—	—
Cost of shares redeemed	(1,280)	(2,959)	(12,166)	—	—	—
Total Class C	$ (870)	$ (2,407)	$ (9,976)	$ —	$ —	$ —
Class I						
Proceeds from shares issued	$ 45,673	$ 51,698	$ 163,315	$ 92,953	$ 223,089	$ 174,838
Distributions reinvested	7,223	9,623	20,000	6,282	35,733	14,661
Cost of shares redeemed	(80,379)	(136,152)	(362,435)	(131,005)	(150,529)	(106,697)
Total Class I	$ (27,483)	$ (74,831)	$ (179,120)	$ (31,770)	$ 108,293	$ 82,802
Class R						
Proceeds from shares issued	$ 469	$ 883	$ 4,576	$ —	$ —	$ —
Distributions reinvested	492	644	1,705	—	—	—
Cost of shares redeemed	(2,286)	(5,556)	(24,238)	—	—	—
Total Class R	$ (1,325)	$ (4,029)	$ (17,957)	$ —	$ —	$ —
Class R6						
Proceeds from shares issued	$ 3,121	$ 6,503	$ 11,111	$ —	$ —	$ —
Distributions reinvested	777	976	1,831	—	—	—
Cost of shares redeemed	(6,458)	(7,714)	(30,159)	—	—	—
Total Class R6	$ (2,560)	$ (235)	$ (17,217)	$ —	$ —	$ —
Class Y						
Proceeds from shares issued	$ 6,572	$ 21,390	$ 94,608	$ —	$ —	$ —
Distributions reinvested	1,864	3,399	7,353	—	—	—
Cost of shares redeemed	(42,966)	(55,272)	(159,309)	—	—	—
Total Class Y	$ (34,530)	$ (30,483)	$ (57,348)	$ —	$ —	$ —
Member Class						
Proceeds from shares issued	$ 388	$ 820	$ 1,372(a)	$ 762	$ 910	$ 657(a)
Distributions reinvested	40	35	33(a)	21	57	3(a)
Cost of shares redeemed	(212)	(414)	(486)(a)	(152)	(257)	(166)(a)
Total Member Class	$ 216	$ 441	$ 919	$ 631	$ 710	$ 494
Change in net assets resulting from capital transactions	$ (67,877)	$ (131,802)	$ (295,207)	$ (30,313)	$ 110,476	$ 85,682

See notes to financial statements.

31

Victory Portfolios

Statements of Changes in Net Assets

(Amounts in Thousands)

(continued)

	Victory INCORE Fund for Income			Victory INCORE Investment Grade Convertible Fund		
	Six Months Ended December 31, 2022 (Unaudited)	**Eight Months Ended June 30, 2022**	**Year Ended October 31, 2021**	**Six Months Ended December 31, 2022 (Unaudited)**	**Eight Months Ended June 30, 2022**	**Year Ended October 31, 2021**
Share Transactions:						
Class A						
Issued	1,464	1,506	5,258	273	175	441
Reinvested	349	441	703	16	92	39
Redeemed	(1,988)	(4,621)	(7,717)	(242)	(186)	(353)
Total Class A	(175)	(2,674)	(1,756)	47	81	127
Class C						
Issued	37	43	206	—	—	—
Reinvested	21	30	62	—	—	—
Redeemed	(182)	(392)	(1,486)	—	—	—
Total Class C	(124)	(319)	(1,218)	—	—	—
Class I						
Issued	6,375	6,775	19,802	5,613	12,314	8,995
Reinvested	1,019	1,268	2,447	382	1,946	797
Redeemed	(11,356)	(17,829)	(43,989)	(7,991)	(8,292)	(5,604)
Total Class I	(3,962)	(9,786)	(21,740)	(1,996)	5,968	4,188
Class R						
Issued	66	115	552	—	—	—
Reinvested	69	85	208	—	—	—
Redeemed	(323)	(723)	(2,981)	—	—	—
Total Class R	(188)	(523)	(2,221)	—	—	—
Class R6						
Issued	440	852	1,349	—	—	—
Reinvested	110	129	224	—	—	—
Redeemed	(910)	(1,014)	(3,665)	—	—	—
Total Class R6	(360)	(33)	(2,092)	—	—	—
Class Y						
Issued	919	2,806	11,518	—	—	—
Reinvested	262	448	900	—	—	—
Redeemed	(6,034)	(7,238)	(19,398)	—	—	—
Total Class Y	(4,853)	(3,984)	(6,980)	—	—	—
Member Class						
Issued	53	107	166(a)	46	47	33(a)
Reinvested	6	5	4(a)	1	3	—(a)(b)
Redeemed	(29)	(53)	(60)(a)	(9)	(13)	(8)(a)
Total Member Class	30	59	110	38	37	25
Change in Shares	(9,632)	(17,260)	(35,897)	(1,911)	6,086	4,340

(a) Member Class activity is for the period November 3, 2020 (commencement of operations) to October 31, 2021.

(b) Rounds to less than 1 thousand.

See notes to financial statements.

32

Victory Portfolios **Financial Highlights**

For a Share Outstanding Throughout Each Period

	Victory Diversified Stock Fund Class A					
	Six Months Ended December 31, 2022 (Unaudited)	Eight Months Ended June 30, 2022(a)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018
Net Asset Value, Beginning of Period	$17.86	$24.89	$17.41	$17.65	$17.90	$22.03
Investment Activities:						
Net investment income (loss)(b)	0.03	0.05	—(c)	0.05	0.09	0.06
Net realized and unrealized gains (losses)	0.72	(3.68)	7.95	0.90	1.65	0.17
Total from Investment Activities	0.75	(3.63)	7.95	0.95	1.74	0.23
Distributions to Shareholders From:						
Net investment income	(0.03)	(0.04)	(0.01)	(0.04)	(0.08)	(0.06)
Net realized gains from investments	(1.69)	(3.36)	(0.46)	(1.15)	(1.91)	(4.30)
Total Distributions	(1.72)	(3.40)	(0.47)	(1.19)	(1.99)	(4.36)
Net Asset Value, End of Period	$16.89	$17.86	$24.89	$17.41	$17.65	$17.90
Total Return (excludes sales charge)(d)	3.88%	(17.22)%	46.50%	5.47%	12.27%	(0.20)%
Ratios to Average Net Assets:						
Net Expenses (e)(f)	1.08%	1.08%	1.07%	1.09%	1.08%	1.05%
Net Investment Income (Loss) (e)	0.30%	0.33%	—%(g)	0.29%	0.55%	0.32%
Gross Expenses (e)(f)	1.08%	1.08%	1.07%	1.09%	1.08%	1.05%
Supplemental Data:						
Net Assets at end of period (000's)	$189,987	$191,392	$246,063	$184,217	$204,945	$264,297
Portfolio Turnover (d)(h)	41%	49%	61%	95%	132%	112%

	Victory Diversified Stock Fund Class C					
	Six Months Ended December 31, 2022 (Unaudited)	Eight Months Ended June 30, 2022(a)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018
Net Asset Value, Beginning of Period	$15.97	$22.70	$16.05	$16.46	$16.90	$21.12
Investment Activities:						
Net investment income (loss)(b)	(0.05)	(0.08)	(0.18)	(0.10)	(0.05)	(0.10)
Net realized and unrealized gains (losses)	0.65	(3.29)	7.29	0.84	1.52	0.18
Total from Investment Activities	0.60	(3.37)	7.11	0.74	1.47	0.08
Distributions to Shareholders From:						
Net realized gains from investments	(1.69)	(3.36)	(0.46)	(1.15)	(1.91)	(4.30)
Total Distributions	(1.69)	(3.36)	(0.46)	(1.15)	(1.91)	(4.30)
Net Asset Value, End of Period	$14.88	$15.97	$22.70	$16.05	$16.46	$16.90
Total Return (excludes contingent deferred sales charge)(d)	3.42%	(17.72)%	45.01%	4.53%	11.19%	(1.02)%
Ratios to Average Net Assets:						
Net Expenses (e)(f)	2.02%	2.02%	2.02%	2.05%	2.02%	1.89%
Net Investment Income (Loss) (e)	(0.64)%	(0.62)%	(0.93)%	(0.64)%	(0.35)%	(0.53)%
Gross Expenses (e)(f)	2.76%	2.46%	2.32%	2.14%	2.02%	1.89%
Supplemental Data:						
Net Assets at end of period (000's)	$1,291	$1,545	$2,371	$3,046	$5,909	$11,586
Portfolio Turnover (d)(h)	41%	49%	61%	95%	132%	112%

See notes to financial statements.

33

Victory Portfolios
Financial Highlights — *continued*

For a Share Outstanding Throughout Each Period

	Victory Diversified Stock Fund Class I					
	Six Months Ended December 31, 2022 (Unaudited)	Eight Months Ended June 30, 2022(a)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018
Net Asset Value, Beginning of Period	$17.85	$24.88	$17.37	$17.61	$17.87	$22.00
Investment Activities:						
Net investment income (loss)(b)	0.05	0.08	0.05	0.09	0.13	0.11
Net realized and unrealized gains (losses)	0.72	(3.67)	7.94	0.90	1.65	0.16
Total from Investment Activities	0.77	(3.59)	7.99	0.99	1.78	0.27
Distributions to Shareholders From:						
Net investment income	(0.05)	(0.08)	(0.02)	(0.08)	(0.13)	(0.10)
Net realized gains from investments	(1.69)	(3.36)	(0.46)	(1.15)	(1.91)	(4.30)
Total Distributions	(1.74)	(3.44)	(0.48)	(1.23)	(2.04)	(4.40)
Net Asset Value, End of Period	$16.88	$17.85	$24.88	$17.37	$17.61	$17.87
Total Return(d)	4.02%	(17.09)%	46.79%	5.81%	12.52%	0.05%
Ratios to Average Net Assets:						
Net Expenses (e)(f)	0.83%	0.83%	0.83%	0.84%	0.84%	0.79%
Net Investment Income (Loss) (e)	0.56%	0.57%	0.24%	0.56%	0.81%	0.58%
Gross Expenses (e)(f)	0.86%	0.85%	0.85%	0.86%	0.84%	0.79%
Supplemental Data:						
Net Assets at end of period (000's)	$21,607	$21,933	$27,856	$21,071	$31,619	$46,122
Portfolio Turnover (d)(h)	41%	49%	61%	95%	132%	112%

	Victory Diversified Stock Fund Class R					
	Six Months Ended December 31, 2022 (Unaudited)	Eight Months Ended June 30, 2022(a)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018
Net Asset Value, Beginning of Period	$17.32	$24.25	$17.01	$17.29	$17.58	$21.71
Investment Activities:						
Net investment income (loss)(b)	—(c)	0.01	(0.06)	—(c)	0.04	0.01
Net realized and unrealized gains (losses)	0.70	(3.57)	7.76	0.88	1.62	0.16
Total from Investment Activities	0.70	(3.56)	7.70	0.88	1.66	0.17
Distributions to Shareholders From:						
Net investment income	—(c)	(0.01)	—	(0.01)	(0.04)	—(c)
Net realized gains from investments	(1.69)	(3.36)	(0.46)	(1.15)	(1.91)	(4.30)
Total Distributions	(1.69)	(3.37)	(0.46)	(1.16)	(1.95)	(4.30)
Net Asset Value, End of Period	$16.33	$17.32	$24.25	$17.01	$17.29	$17.58
Total Return(d)	3.75%	(17.38)%	46.02%	5.25%	11.90%	(0.47)%
Ratios to Average Net Assets:						
Net Expenses (e)(f)	1.36%	1.36%	1.35%	1.37%	1.37%	1.34%
Net Investment Income (Loss) (e)	0.02%	0.05%	(0.28)%	0.01%	0.26%	0.03%
Gross Expenses (e)(f)	1.36%	1.36%	1.35%	1.37%	1.37%	1.34%
Supplemental Data:						
Net Assets at end of period (000's)	$34,417	$36,360	$48,980	$39,432	$47,981	$54,776
Portfolio Turnover (d)(h)	41%	49%	61%	95%	132%	112%

See notes to financial statements.
34

Victory Portfolios **Financial Highlights** — *continued*

For a Share Outstanding Throughout Each Period

	Victory Diversified Stock Fund Class R6					
	Six Months Ended December 31, 2022 (Unaudited)	Eight Months Ended June 30, 2022(a)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018
Net Asset Value, Beginning of Period	$17.87	$24.91	$17.38	$17.62	$17.88	$22.00
Investment Activities:						
Net investment income (loss)(b)	0.06	0.09	0.06	0.08	0.14	0.11
Net realized and unrealized gains (losses)	0.72	(3.69)	7.95	0.92	1.64	0.17
Total from Investment Activities	0.78	(3.60)	8.01	1.00	1.78	0.28
Distributions to Shareholders From:						
Net investment income	(0.06)	(0.08)	(0.02)	(0.09)	(0.13)	(0.10)
Net realized gains from investments	(1.69)	(3.36)	(0.46)	(1.15)	(1.91)	(4.30)
Total Distributions	(1.75)	(3.44)	(0.48)	(1.24)	(2.04)	(4.40)
Net Asset Value, End of Period	$16.90	$17.87	$24.91	$17.38	$17.62	$17.88
Total Return(d)	4.04%	(17.08)%	46.89%	5.86%	12.58%	0.10%
Ratios to Average Net Assets:						
Net Expenses (e)(f)	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%
Net Investment Income (Loss) (e)	0.67%	0.63%	0.29%	0.49%	0.83%	0.58%
Gross Expenses (e)(f)	1.87%	1.36%	1.10%	1.34%	1.24%	1.21%
Supplemental Data:						
Net Assets at end of period (000's)	$1,608	$863	$4,040	$3,103	$2,313	$2,189
Portfolio Turnover (d)(h)	41%	49%	61%	95%	132%	112%

	Victory Diversified Stock Fund Class Y					
	Six Months Ended December 31, 2022 (Unaudited)	Eight Months Ended June 30, 2022(a)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018
Net Asset Value, Beginning of Period	$17.89	$24.93	$17.41	$17.65	$17.90	$22.02
Investment Activities:						
Net investment income (loss)(b)	0.05	0.08	0.05	0.09	0.12	0.11
Net realized and unrealized gains (losses)	0.72	(3.69)	7.95	0.90	1.66	0.16
Total from Investment Activities	0.77	(3.61)	8.00	0.99	1.78	0.27
Distributions to Shareholders From:						
Net investment income	(0.05)	(0.07)	(0.02)	(0.08)	(0.12)	(0.09)
Net realized gains from investments	(1.69)	(3.36)	(0.46)	(1.15)	(1.91)	(4.30)
Total Distributions	(1.74)	(3.43)	(0.48)	(1.23)	(2.03)	(4.39)
Net Asset Value, End of Period	$16.92	$17.89	$24.93	$17.41	$17.65	$17.90
Total Return(d)	4.00%	(17.07)%	46.75%	5.72%	12.53%	0.01%
Ratios to Average Net Assets:						
Net Expenses (e)(f)	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Net Investment Income (Loss) (e)	0.54%	0.55%	0.21%	0.52%	0.76%	0.54%
Gross Expenses (e)(f)	1.05%	0.96%	0.96%	1.31%	1.33%	1.13%
Supplemental Data:						
Net Assets at end of period (000's)	$4,067	$4,102	$5,029	$3,737	$4,249	$4,373
Portfolio Turnover (d)(h)	41%	49%	61%	95%	132%	112%

(a) The Fund's fiscal year-end changed from October 31 to June 30. See Note 1 in the Notes to Financial Statements.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Amount is less than 0.005%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

See notes to financial statements.
35

Victory Portfolios **Financial Highlights** — *continued*

For a Share Outstanding Throughout Each Period

	Victory Special Value Fund Class A					
	Six Months Ended December 31, 2022 (Unaudited)	**Eight Months Ended June 30, 2022(a)**	**Year Ended October 31, 2021**	**Year Ended October 31, 2020**	**Year Ended October 31, 2019**	**Year Ended October 31, 2018**
Net Asset Value, Beginning of Period	$26.07	$37.00	$26.23	$25.78	$26.10	$26.31
Investment Activities:						
Net investment income (loss)(b)	0.02	0.03	(0.05)	0.04	0.10	0.05
Net realized and unrealized gains (losses)	1.02	(5.24)	11.82	1.29	2.26	(0.15)
Total from Investment Activities	1.04	(5.21)	11.77	1.33	2.36	(0.10)
Distributions to Shareholders From:						
Net investment income	—	—	—(c)	(0.09)	(0.03)	(0.11)
Net realized gains from investments	(2.70)	(5.72)	(1.00)	(0.79)	(2.65)	—
Total Distributions	(2.70)	(5.72)	(1.00)	(0.88)	(2.68)	(0.11)
Net Asset Value, End of Period	$24.41	$26.07	$37.00	$26.23	$25.78	$26.10
Total Return (excludes sales charge)(d)	3.65%	(17.03)%	46.06%	5.15%	11.32%	(0.42)%
Ratios to Average Net Assets:						
Net Expenses (e)(f)	1.27%(g)	1.27%(g)	1.23%(g)	1.23%(g)	1.21%	1.17%
Net Investment Income (Loss) (e)	0.11%	0.13%	(0.16)%	0.14%	0.41%	0.19%
Gross Expenses (e)(f)	1.37%	1.37%	1.33%	1.33%	1.31%	1.27%
Supplemental Data:						
Net Assets at end of period (000's)	$21,461	$22,188	$28,945	$24,302	$27,818	$32,565
Portfolio Turnover (d)(h)	42%	53%	70%	102%	126%	113%

	Victory Special Value Fund Class C					
	Six Months Ended December 31, 2022 (Unaudited)	**Eight Months Ended June 30, 2022(a)**	**Year Ended October 31, 2021**	**Year Ended October 31, 2020**	**Year Ended October 31, 2019**	**Year Ended October 31, 2018**
Net Asset Value, Beginning of Period	$21.46	$31.59	$22.72	$22.54	$23.34	$23.66
Investment Activities:						
Net investment income (loss)(b)	(0.08)	(0.12)	(0.28)	(0.16)	(0.09)	(0.18)
Net realized and unrealized gains (losses)	0.86	(4.29)	10.15	1.13	1.94	(0.14)
Total from Investment Activities	0.78	(4.41)	9.87	0.97	1.85	(0.32)
Distributions to Shareholders From:						
Net realized gains from investments	(2.70)	(5.72)	(1.00)	(0.79)	(2.65)	—
Total Distributions	(2.70)	(5.72)	(1.00)	(0.79)	(2.65)	—
Net Asset Value, End of Period	$19.54	$21.46	$31.59	$22.72	$22.54	$23.34
Total Return (excludes contingent deferred sales charge)(d)	3.22%	(17.50)%	44.81%	4.26%	10.34%	(1.35)%
Ratios to Average Net Assets:						
Net Expenses (e)(f)	2.10%(g)	2.10%(g)	2.10%(g)	2.10%(g)	2.10%	2.10%
Net Investment Income (Loss) (e)	(0.71)%	(0.70)%	(1.02)%	(0.72)%	(0.44)%	0.75%
Gross Expenses (e)(f)	3.43%	3.23%	3.53%	2.99%	2.79%	2.27%
Supplemental Data:						
Net Assets at end of period (000's)	$813	$802	$978	$863	$1,241	$2,145
Portfolio Turnover (d)(h)	42%	53%	70%	102%	126%	113%

See notes to financial statements.

36

Victory Portfolios

Financial Highlights — *continued*

For a Share Outstanding Throughout Each Period

	Victory Special Value Fund Class I					
	Six Months Ended December 31, 2022 (Unaudited)	**Eight Months Ended June 30, 2022(a)**	**Year Ended October 31, 2021**	**Year Ended October 31, 2020**	**Year Ended October 31, 2019**	**Year Ended October 31, 2018**
Net Asset Value, Beginning of Period	$26.55	$37.54	$26.59	$26.13	$26.39	$26.62
Investment Activities:						
Net investment income (loss)(b)	0.05	0.08	0.01	0.08	0.14	0.09
Net realized and unrealized gains (losses)	1.04	(5.35)	11.99	1.31	2.30	(0.15)
Total from Investment Activities	1.09	(5.27)	12.00	1.39	2.44	(0.06)
Distributions to Shareholders From:						
Net investment income	(0.01)	—	(0.05)	(0.14)	(0.05)	(0.17)
Net realized gains from investments	(2.70)	(5.72)	(1.00)	(0.79)	(2.65)	—
Total Distributions	(2.71)	(5.72)	(1.05)	(0.93)	(2.70)	(0.17)
Net Asset Value, End of Period	$24.93	$26.55	$37.54	$26.59	$26.13	$26.39
Total Return(d)	3.82%	(16.93)%	46.29%	5.35%	11.52%	(0.28)%
Ratios to Average Net Assets:						
Net Expenses (e)(f)	1.05%(g)	1.05%(g)	1.05%(g)	1.05%(g)	1.05%	1.02%
Net Investment Income (Loss) (e)	0.34%	0.35%	0.02%	0.32%	0.58%	0.31%
Gross Expenses (e)(f)	1.44%	1.37%	1.33%	1.31%	1.34%	1.16%
Supplemental Data:						
Net Assets at end of period (000's)	$2,790	$2,769	$3,861	$3,283	$3,274	$3,678
Portfolio Turnover (d)(h)	42%	53%	70%	102%	126%	113%

	Victory Special Value Fund Class R					
	Six Months Ended December 31, 2022 (Unaudited)	**Eight Months Ended June 30, 2022(a)**	**Year Ended October 31, 2021**	**Year Ended October 31, 2020**	**Year Ended October 31, 2019**	**Year Ended October 31, 2018**
Net Asset Value, Beginning of Period	$24.34	$34.99	$24.93	$24.55	$25.02	$25.24
Investment Activities:						
Net investment income (loss)(b)	(0.03)	(0.04)	(0.14)	(0.04)	0.03	(0.03)
Net realized and unrealized gains (losses)	0.97	(4.89)	11.20	1.23	2.15	(0.15)
Total from Investment Activities	0.94	(4.93)	11.06	1.19	2.18	(0.18)
Distributions to Shareholders From:						
Net investment income	—	—	—	(0.02)	—	(0.04)
Net realized gains from investments	(2.70)	(5.72)	(1.00)	(0.79)	(2.65)	—
Total Distributions	(2.70)	(5.72)	(1.00)	(0.81)	(2.65)	(0.04)
Net Asset Value, End of Period	$22.58	$24.34	$34.99	$24.93	$24.55	$25.02
Total Return(d)	3.50%	(17.24)%	45.59%	4.82%	11.03%	(0.71)%
Ratios to Average Net Assets:						
Net Expenses (e)(f)	1.60%	1.60%(g)	1.54%(g)	1.54%(g)	1.50%	1.46%
Net Investment Income (Loss) (e)	(0.21)%	(0.19)%	(0.47)%	(0.16)%	0.13%	(0.10)%
Gross Expenses (e)(f)	1.70%	1.70%	1.64%	1.64%	1.60%	1.55%
Supplemental Data:						
Net Assets at end of period (000's)	$12,071	$12,401	$16,605	$13,875	$21,084	$26,532
Portfolio Turnover (d)(h)	42%	53%	70%	102%	126%	113%

See notes to financial statements.

37

Victory Portfolios
Financial Highlights — *continued*

For a Share Outstanding Throughout Each Period

	Victory Special Value Fund Class Y					
	Six Months Ended December 31, 2022 (Unaudited)	**Eight Months Ended June 30, 2022(a)**	**Year Ended October 31, 2021**	**Year Ended October 31, 2020**	**Year Ended October 31, 2019**	**Year Ended October 31, 2018**
Net Asset Value, Beginning of Period	$26.37	$37.31	$26.44	$25.98	$26.25	$26.47
Investment Activities:						
Net investment income (loss)(b)	0.05	0.09	0.02	0.09	0.15	0.12
Net realized and unrealized gains (losses)	1.03	(5.31)	11.92	1.32	2.28	(0.17)
Total from Investment Activities	1.08	(5.22)	11.94	1.41	2.43	(0.05)
Distributions to Shareholders From:						
Net investment income	(0.03)	—	(0.07)	(0.16)	(0.05)	(0.17)
Net realized gains from investments	(2.70)	(5.72)	(1.00)	(0.79)	(2.65)	—
Total Distributions	(2.73)	(5.72)	(1.07)	(0.95)	(2.70)	(0.17)
Net Asset Value, End of Period	$24.72	$26.37	$37.31	$26.44	$25.98	$26.25
Total Return(d)	3.79%	(16.90)%	46.39%	5.40%	11.57%	(0.21)%
Ratios to Average Net Assets:						
Net Expenses (e)(f)	1.00%	1.00%(g)	1.00%(g)	1.00%(g)	1.00%	0.97%
Net Investment Income (Loss) (e)	0.37%	0.41%	0.07%	0.36%	0.60%	0.42%
Gross Expenses (e)(f)	2.17%	1.61%	1.77%	3.68%	4.50%	2.82%
Supplemental Data:						
Net Assets at end of period (000's)	$985	$668	$816	$584	$520	$436
Portfolio Turnover (d)(h)	42%	53%	70%	102%	126%	113%

(a) The Fund's fiscal year-end changed from October 31 to June 30. See Note 1 in the Notes to Financial Statements.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) During the year, additional fees were voluntarily waived or reimbursed. Had these fees not been waived or reimbursed, the net expense ratio for each class would have been 0.10% higher.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

See notes to financial statements.
38

Victory Portfolios **Financial Highlights** — *continued*

For a Share Outstanding Throughout Each Period

	Victory THB US Small Opportunities Fund(a) Class A					
	Six Months Ended December 31, 2022 (Unaudited)	**Eight Months Ended June 30, 2022(b)**	**Year Ended October 31, 2021**	**Year Ended October 31, 2020**	**Year Ended October 31, 2019**	**Year Ended October 31, 2018**
Net Asset Value, Beginning of Period	$16.36	$24.30	$15.55	$15.00	$16.08	$18.14
Investment Activities:						
Net investment income (loss)(c)	(0.05)	(0.08)	(0.20)	(0.17)	(0.14)	(0.15)
Net realized and unrealized gains (losses)	0.46	(5.46)	8.95	0.81	(0.44)	0.24
Total from Investment Activities	0.41	(5.54)	8.75	0.64	(0.58)	0.09
Distributions to Shareholders From:						
Net realized gains from investments	—	(2.30)	—	(0.09)	(0.50)	(2.15)
Return of capital	—	(0.10)	—	—	—	—
Total Distributions	—	(2.40)	—	(0.09)	(0.50)	(2.15)
Net Asset Value, End of Period	$16.77	$16.36	$24.30	$15.55	$15.00	$16.08
Total Return (excludes sales charge)(d)	2.51%	(24.83)%	56.27%	4.25%	(3.34)%	0.45%
Ratios to Average Net Assets:						
Net Expenses (e)(f)	1.70%	1.70%	1.70%	1.70%	1.70%	1.55%
Net Investment Income (Loss) (e)	(0.61)%	(0.59)%	(1.20)%	(1.17)%	(0.92)%	(0.86)%
Gross Expenses (e)(f)	3.08%	2.85%	2.45%	2.45%	2.20%	2.00%
Supplemental Data:						
Net Assets at end of period (000's)	$1,175	$1,185	$2,437	$493	$627	$1,041
Portfolio Turnover (d)(g)	17%	43%	50%	62%	31%	35%

See notes to financial statements.
39

Victory Portfolios **Financial Highlights** — *continued*

For a Share Outstanding Throughout Each Period

	Victory THB US Small Opportunities Fund(a) Class I					
	Six Months Ended December 31, 2022 (Unaudited)	**Eight Months Ended June 30, 2022(b)**	**Year Ended October 31, 2021**	**Year Ended October 31, 2020**	**Year Ended October 31, 2019**	**Year Ended October 31, 2018**
Net Asset Value, Beginning of Period	$17.26	$25.42	$16.20	$15.56	$16.58	$18.59
Investment Activities:						
Net investment income (loss)(c)	(0.01)	(0.02)	(0.18)	(0.10)	(0.08)	(0.10)
Net realized and unrealized gains (losses)	0.48	(5.74)	9.40	0.83	(0.44)	0.24
Total from Investment Activities	0.47	(5.76)	9.22	0.73	(0.52)	0.14
Distributions to Shareholders From:						
Net realized gains from investments	—	(2.30)	—	(0.09)	(0.50)	(2.15)
Return of capital	—	(0.10)	—	—	—	—
Total Distributions	—	(2.40)	—	(0.09)	(0.50)	(2.15)
Redemption Fees	—	—	—(h)	—	—	—
Net Asset Value, End of Period	$17.73	$17.26	$25.42	$16.20	$15.56	$16.58
Total Return(d)	2.78%	(24.61)%	56.98%	4.68%	(2.86)%	0.73%
Ratios to Average Net Assets:						
Net Expenses (e)(f)	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Net Investment Income (Loss) (e)	(0.16)%	(0.13)%	(0.73)%	(0.70)%	(0.48)%	(0.55)%
Gross Expenses (e)(f)	1.39%	1.44%	1.67%	1.98%	1.75%	1.70%
Supplemental Data:						
Net Assets at end of period (000's)	$71,565	$70,091	$86,947	$50,206	$73,403	$89,159
Portfolio Turnover (d)(g)	17%	43%	50%	62%	31%	35%

(a) On May 3, 2021, the THB Asset Management Microcap Fund (the "Predecessor Fund") was reorganized into the Victory THB US Small Opportunities Fund (the "Victory THB Fund"). Investor Class and Institutional Class shares of the Predecessor Fund were exchanged on a tax-free basis for Class A and Class I shares, respectively, of the Victory THB Fund. Information presented prior to May 3, 2021, is that of the Predecessor Fund. See Note 1 in the Notes to Financial Statements.

(b) The Fund's fiscal year-end changed from October 31 to June 30. See Note 1 in the Notes to Financial Statements.

(c) Per share net investment income (loss) has been calculated using the average daily shares method.

(d) Not annualized for periods less than one year.

(e) Annualized for periods less than one year.

(f) Does not include acquired fund fees and expenses, if any.

(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(h) Amount is less than $0.005 per share.

See notes to financial statements.

40

Victory Portfolios

Financial Highlights — *continued*

For a Share Outstanding Throughout Each Period

	Victory Strategic Allocation Fund Class A					
	Six Months Ended December 31, 2022 (Unaudited)	**Eight Months Ended June 30, 2022(a)**	**Year Ended October 31, 2021**	**Year Ended October 31, 2020**	**Year Ended October 31, 2019**	**Year Ended October 31, 2018**
Net Asset Value, Beginning of Period	$17.05	$19.94	$16.48	$16.47	$15.44	$16.41
Investment Activities:						
Net investment income (loss)(b)	0.24	0.42	0.56	0.23	0.43	0.29
Net realized and unrealized gains (losses)	0.05	(2.88)	3.46	0.41	1.12	(0.68)
Total from Investment Activities	0.29	(2.46)	4.02	0.64	1.55	(0.39)
Distributions to Shareholders From:						
Net investment income	(0.16)	(0.43)	(0.56)	(0.23)	(0.39)	(0.39)
Net realized gains from investments	(0.48)	—	—	(0.40)	(0.13)	(0.19)
Total Distributions	(0.64)	(0.43)	(0.56)	(0.63)	(0.52)	(0.58)
Net Asset Value, End of Period	$16.70	$17.05	$19.94	$16.48	$16.47	$15.44
Total Return (excludes sales charge)(c)	1.70%	(12.57)%	24.51%	3.99%	10.37%	(2.56)%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Net Investment Income (Loss) (d)	2.76%	3.34%	2.92%	1.45%	2.69%	1.77%
Gross Expenses (d)(e)	0.84%	0.82%	0.80%	0.81%	0.77%	0.28%(f)
Supplemental Data:						
Net Assets at end of period (000's)	$12,840	$13,575	$16,378	$14,364	$15,365	$18,747
Portfolio Turnover (c)(g)	23%	9%	22%	13%	5%	40%

	Victory Strategic Allocation Fund Class C					
	Six Months Ended December 31, 2022 (Unaudited)	**Eight Months Ended June 30, 2022(a)**	**Year Ended October 31, 2021**	**Year Ended October 31, 2020**	**Year Ended October 31, 2019**	**Year Ended October 31, 2018**
Net Asset Value, Beginning of Period	$16.73	$19.56	$16.19	$16.18	$15.19	$16.19
Investment Activities:						
Net investment income (loss)(b)	0.18	0.32	0.40	0.13	0.30	0.21
Net realized and unrealized gains (losses)	0.05	(2.82)	3.40	0.39	1.10	(0.71)
Total from Investment Activities	0.23	(2.50)	3.80	0.52	1.40	(0.50)
Distributions to Shareholders From:						
Net investment income	(0.10)	(0.33)	(0.43)	(0.11)	(0.28)	(0.31)
Net realized gains from investments	(0.48)	—	—	(0.40)	(0.13)	(0.19)
Total Distributions	(0.58)	(0.33)	(0.43)	(0.51)	(0.41)	(0.50)
Net Asset Value, End of Period	$16.38	$16.73	$19.56	$16.19	$16.18	$15.19
Total Return (excludes contingent deferred sales charge)(c)	1.35%	(13.01)%	23.57%	3.23%	9.53%	(3.26)%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Net Investment Income (Loss) (d)	2.13%	2.59%	2.10%	0.82%	1.94%	1.30%
Gross Expenses (d)(e)	2.06%	2.02%	2.02%	1.90%	1.72%	1.08%(f)
Supplemental Data:						
Net Assets at end of period (000's)	$2,173	$1,978	$2,507	$2,009	$3,193	$4,445
Portfolio Turnover (c)(g)	23%	9%	22%	13%	5%	40%

See notes to financial statements.

41

Victory Portfolios **Financial Highlights** — *continued*

For a Share Outstanding Throughout Each Period

	Victory Strategic Allocation Fund Class I					
	Six Months Ended December 31, 2022 (Unaudited)	**Eight Months Ended June 30, 2022(a)**	**Year Ended October 31, 2021**	**Year Ended October 31, 2020**	**Year Ended October 31, 2019**	**Year Ended October 31, 2018**
Net Asset Value, Beginning of Period	$17.15	$20.06	$16.57	$16.56	$15.52	$16.48
Investment Activities:						
Net investment income (loss)(b)	0.26	0.45	0.61	0.27	0.46	0.35
Net realized and unrealized gains (losses)	0.05	(2.89)	3.48	0.41	1.13	(0.70)
Total from Investment Activities	0.31	(2.44)	4.09	0.68	1.59	(0.35)
Distributions to Shareholders From:						
Net investment income	(0.18)	(0.47)	(0.60)	(0.27)	(0.42)	(0.42)
Net realized gains from investments	(0.48)	—	—	(0.40)	(0.13)	(0.19)
Total Distributions	(0.66)	(0.47)	(0.60)	(0.67)	(0.55)	(0.61)
Net Asset Value, End of Period	$16.80	$17.15	$20.06	$16.57	$16.56	$15.52
Total Return(c)	1.82%	(12.43)%	24.86%	4.22%	10.63%	(2.29)%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Net Investment Income (Loss) (d)	2.96%	3.59%	3.13%	1.66%	2.90%	2.11%
Gross Expenses (d)(e)	0.61%	0.63%	0.56%	0.59%	0.59%	0.01%(f)
Supplemental Data:						
Net Assets at end of period (000's)	$7,449	$8,020	$9,283	$7,006	$5,743	$8,811
Portfolio Turnover (c)(g)	23%	9%	22%	13%	5%	40%

	Victory Strategic Allocation Fund Class R					
	Six Months Ended December 31, 2022 (Unaudited)	**Eight Months Ended June 30, 2022(a)**	**Year Ended October 31, 2021**	**Year Ended October 31, 2020**	**Year Ended October 31, 2019**	**Year Ended October 31, 2018**
Net Asset Value, Beginning of Period	$17.01	$19.89	$16.44	$16.43	$15.41	$16.38
Investment Activities:						
Net investment income (loss)(b)	0.21	0.39	0.51	0.19	0.36	0.27
Net realized and unrealized gains (losses)	0.06	(2.87)	3.45	0.42	1.14	(0.70)
Total from Investment Activities	0.27	(2.48)	3.96	0.61	1.50	(0.43)
Distributions to Shareholders From:						
Net investment income	(0.14)	(0.40)	(0.51)	(0.20)	(0.35)	(0.35)
Net realized gains from investments	(0.48)	—	—	(0.40)	(0.13)	(0.19)
Total Distributions	(0.62)	(0.40)	(0.51)	(0.60)	(0.48)	(0.54)
Net Asset Value, End of Period	$16.66	$17.01	$19.89	$16.44	$16.43	$15.41
Total Return(c)	1.57%	(12.72)%	24.20%	3.74%	10.08%	(2.77)%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Net Investment Income (Loss) (d)	2.47%	3.10%	2.69%	1.18%	2.30%	1.63%
Gross Expenses (d)(e)	2.09%	1.95%	1.82%	1.76%	1.87%	1.01%(f)
Supplemental Data:						
Net Assets at end of period (000's)	$1,011	$1,061	$1,264	$1,259	$1,308	$1,529
Portfolio Turnover (c)(g)	23%	9%	22%	13%	5%	40%

(a) The Fund's fiscal year-end changed from October 31 to June 30. See Note 1 in the Notes to Financial Statements.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) The amount includes a change in accounting estimate. Without this change in accounting estimate, the gross expense ratio would have been 0.67%, 1.54%, 0.42% and 1.43% for Class A, C, I and R, respectively.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

See notes to financial statements.
42

Victory Portfolios **Financial Highlights** — *continued*

For a Share Outstanding Throughout Each Period

	Victory INCORE Fund for Income Class A					
	Six Months Ended December 31, 2022 (Unaudited)	**Eight Months Ended June 30, 2022(a)**	**Year Ended October 31, 2021**	**Year Ended October 31, 2020**	**Year Ended October 31, 2019**	**Year Ended October 31, 2018**
Net Asset Value, Beginning of Period	$7.32	$7.92	$8.40	$8.56	$8.56	$9.09
Investment Activities:						
Net investment income (loss)(b)	0.04	0.03	0.02	0.06	0.18	0.15(c)
Net realized and unrealized gains (losses)	(0.16)	(0.38)	(0.11)	0.17	0.28	(0.23)(c)
Total from Investment Activities	(0.12)	(0.35)	(0.09)	0.23	0.46	(0.08)
Distributions to Shareholders From:						
Net investment income	(0.21)	(0.25)	(0.39)	(0.39)	(0.46)	(0.45)
Total Distributions	(0.21)	(0.25)	(0.39)	(0.39)	(0.46)	(0.45)
Net Asset Value, End of Period	$6.99	$7.32	$7.92	$8.40	$8.56	$8.56
Total Return (excludes sales charge)(d)	(1.66)%	(4.48)%	(1.14)%	2.75%	5.50%	(0.91)%
Ratios to Average Net Assets:						
Net Expenses (e)(f)	0.91%	0.91%	0.91%	0.91%	0.92%	0.92%
Net Investment Income (Loss) (e)	1.16%	0.53%	0.25%	0.75%	2.12%	1.64%(c)
Gross Expenses (e)(f)	0.96%	0.95%	0.92%	0.92%	0.94%	0.93%
Supplemental Data:						
Net Assets at end of period (000's)	$93,714	$99,353	$128,802	$151,236	$136,570	$153,574
Portfolio Turnover (d)(g)	1%	20%	27%	55%	29%	27%

	Victory INCORE Fund for Income Class C					
	Six Months Ended December 31, 2022 (Unaudited)	**Eight Months Ended June 30, 2022(a)**	**Year Ended October 31, 2021**	**Year Ended October 31, 2020**	**Year Ended October 31, 2019**	**Year Ended October 31, 2018**
Net Asset Value, Beginning of Period	$7.23	$7.84	$8.31	$8.48	$8.48	$9.01
Investment Activities:						
Net investment income (loss)(b)	0.01	(0.01)	(0.05)	—(h)	0.13	0.08(c)
Net realized and unrealized gains (losses)	(0.15)	(0.39)	(0.10)	0.16	0.26	(0.23)(c)
Total from Investment Activities	(0.14)	(0.40)	(0.15)	0.16	0.39	(0.15)
Distributions to Shareholders From:						
Net investment income	(0.18)	(0.21)	(0.32)	(0.33)	(0.39)	(0.38)
Total Distributions	(0.18)	(0.21)	(0.32)	(0.33)	(0.39)	(0.38)
Net Asset Value, End of Period	$6.91	$7.23	$7.84	$8.31	$8.48	$8.48
Total Return (excludes contingent deferred sales charge)(d)	(1.95)%	(5.15)%	(1.81)%	1.85%	4.72%	(1.69)%
Ratios to Average Net Assets:						
Net Expenses (e)(f)	1.71%	1.71%	1.71%	1.71%	1.72%	1.70%
Net Investment Income (Loss) (e)	0.36%	(0.27)%	(0.62)%	(0.01)%	1.53%	0.94%(c)
Gross Expenses (e)(f)	1.92%	1.84%	1.79%	1.74%	1.73%	1.71%
Supplemental Data:						
Net Assets at end of period (000's)	$5,814	$6,978	$10,066	$20,801	$22,541	$31,976
Portfolio Turnover (d)(g)	1%	20%	27%	55%	29%	27%

See notes to financial statements.

43

Victory Portfolios Financial Highlights — continued For a Share Outstanding Throughout Each Period 44 See notes to financial statements. Victory INCORE Fund for Income Class I Six Months Ended December 31, 2022 (Unaudited) Eight Months Ended June 30, 2022(a) Year Ended October 31, 2021 Year Ended October 31, 2020 Year Ended October 31, 2019 Year Ended October 31, 2018 Net Asset Value, Beginning of Period $7.31 $7.92 $8.39 $8.55 $8.55 $9.08 Investment Activities: Net investment income (loss)(b) 0.05 0.04 0.04 0.08 0.16 0.15(c) Net realized and unrealized gains (losses) (0.15) (0.39) (0.10) 0.17 0.32 (0.21)(c) Total from Investment Activities (0.10) (0.35) (0.06) 0.25 0.48 (0.06) Distributions to Shareholders From: Net investment income (0.22) (0.26) (0.41) (0.41) (0.48) (0.47) Total Distributions (0.22) (0.26) (0.41) (0.41) (0.48) (0.47) Net Asset Value, End of Period $6.99 $7.31 $7.92 $8.39 $8.55 $8.55 Total Return(d) (1.39)% (4.45)% (0.77)% 3.01% 5.79% (0.64)% Ratios to Average Net Assets: Net Expenses (e)(f) 0.64% 0.64% 0.64% 0.64% 0.64% 0.63% Net Investment Income (Loss) (e) 1.43% 0.80% 0.48% 0.95% 1.84% 1.69%(c) Gross Expenses (e)(f) 0.68% 0.68% 0.67% 0.66% 0.65% 0.63% Supplemental Data: Net Assets at end of period (000's) $243,927 $284,230 $385,332 $590,749 $447,735 $331,338 Portfolio Turnover (d)(g) 1% 20% 27% 55% 29% 27% Victory INCORE Fund for Income Class R Six Months Ended December 31, 2022 (Unaudited) Eight Months Ended June 30, 2022(a) Year Ended October 31, 2021 Year Ended October 31, 2020 Year Ended October 31, 2019 Year Ended October 31, 2018 Net Asset Value, Beginning of Period $7.33 $7.93 $8.40 $8.56 $8.57 $9.09 Investment Activities: Net investment income (loss)(b) 0.04 0.03 0.02 0.06 0.18 0.15(c) Net realized and unrealized gains (losses) (0.16) (0.38) (0.10) 0.17 0.27 (0.22)(c) Total from Investment Activities (0.12) (0.35) (0.08) 0.23 0.45 (0.07) Distributions to Shareholders From: Net investment income (0.21) (0.25) (0.39) (0.39) (0.46) (0.45) Total Distributions (0.21) (0.25) (0.39) (0.39) (0.46) (0.45) Net Asset Value, End of Period $7.00 $7.33 $7.93 $8.40 $8.56 $8.57 Total Return(d) (1.66)% (4.48)% (1.03)% 2.74% 5.37% (0.79)% Ratios to Average Net Assets: Net Expenses (e)(f) 0.91% 0.91% 0.91% 0.91% 0.92% 0.91% Net Investment Income (Loss) (e) 1.16% 0.54% 0.23% 0.76% 2.04% 1.67%(c) Gross Expenses (e)(f) 0.99% 0.98% 0.93% 0.92% 0.94% 0.91% Supplemental Data: Net Assets at end of period (000's) $15,860 $17,973 $23,613 $43,684 $38,596 $43,405 Portfolio Turnover (d)(g) 1% 20% 27% 55% 29% 27%

Victory Portfolios

Financial Highlights — *continued*

For a Share Outstanding Throughout Each Period

Victory INCORE Fund for Income

Class R6

	Six Months Ended December 31, 2022 (Unaudited)	Eight Months Ended June 30, 2022(a)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018
Net Asset Value, Beginning of Period	$7.30	$7.91	$8.38	$8.54	$8.55	$9.07
Investment Activities:						
Net investment income (loss)(b)	0.05	0.04	0.04	0.08	0.17	0.13(c)
Net realized and unrealized gains (losses)	(0.15)	(0.39)	(0.10)	0.18	0.30	(0.18)(c)
Total from Investment Activities	(0.10)	(0.35)	(0.06)	0.26	0.47	(0.05)
Distributions to Shareholders From:						
Net investment income	(0.22)	(0.26)	(0.41)	(0.42)	(0.48)	(0.47)
Total Distributions	(0.22)	(0.26)	(0.41)	(0.42)	(0.48)	(0.47)
Net Asset Value, End of Period	$6.98	$7.30	$7.91	$8.38	$8.54	$8.55
Total Return(d)	(1.38)%	(4.44)%	(0.77)%	3.06%	5.68%	(0.52)%
Ratios to Average Net Assets:						
Net Expenses (e)(f)	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Net Investment Income (Loss) (e)	1.44%	0.83%	0.46%	0.88%	2.00%	1.43%(c)
Gross Expenses (e)(f)	0.64%	0.63%	0.64%	0.64%	0.66%	0.69%
Supplemental Data:						
Net Assets at end of period (000's)	$23,452	$27,174	$29,691	$49,009	$15,864	$13,741
Portfolio Turnover (d)(g)	1%	20%	27%	55%	29%	27%

Victory INCORE Fund for Income

Class Y

	Six Months Ended December 31, 2022 (Unaudited)	Eight Months Ended June 30, 2022(a)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018
Net Asset Value, Beginning of Period	$7.31	$7.92	$8.40	$8.56	$8.56	$9.08
Investment Activities:						
Net investment income (loss)(b)	0.05	0.04	0.03	0.06	0.13	0.19(c)
Net realized and unrealized gains (losses)	(0.15)	(0.39)	(0.11)	0.19	0.35	(0.25)(c)
Total from Investment Activities	(0.10)	(0.35)	(0.08)	0.25	0.48	(0.06)
Distributions to Shareholders From:						
Net investment income	(0.22)	(0.26)	(0.40)	(0.41)	(0.48)	(0.46)
Total Distributions	(0.22)	(0.26)	(0.40)	(0.41)	(0.48)	(0.46)
Net Asset Value, End of Period	$6.99	$7.31	$7.92	$8.40	$8.56	$8.56
Total Return(d)	(1.43)%	(4.46)%	(0.94)%	2.95%	5.72%	(0.61)%
Ratios to Average Net Assets:						
Net Expenses (e)(f)	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%
Net Investment Income (Loss) (e)	1.35%	0.72%	0.40%	0.67%	1.48%	2.14%(c)
Gross Expenses (e)(f)	0.75%	0.72%	0.71%	0.74%	0.79%	0.79%
Supplemental Data:						
Net Assets at end of period (000's)	$44,622	$82,168	$120,588	$186,421	$54,950	$31,975
Portfolio Turnover (d)(g)	1%	20%	27%	55%	29%	27%

See notes to financial statements.

45

Victory Portfolios | **Financial Highlights** — *continued*

For a Share Outstanding Throughout Each Period

	Victory INCORE Fund for Income Member Class		
	Six Months Ended December 31, 2022 (Unaudited)	**Eight Months Ended June 30, 2022(a)**	**November 3, 2020(i) through October 31, 2021**
Net Asset Value, Beginning of Period	$7.34	$7.95	$8.41
Investment Activities:			
Net investment income (loss)(b)	0.05	0.04	0.04
Net realized and unrealized gains (losses)	(0.15)	(0.39)	(0.13)
Total from Investment Activities	(0.10)	(0.35)	(0.09)
Distributions to Shareholders From:			
Net investment income	(0.22)	(0.26)	(0.37)
Total Distributions	(0.22)	(0.26)	(0.37)
Net Asset Value, End of Period	$7.02	$7.34	$7.95
Total Return(d)	(1.43)%	(4.49)%	(1.08)%
Ratios to Average Net Assets:			
Net Expenses (e)(f)	0.75%	0.75%	0.75%
Net Investment Income (Loss) (e)	1.32%	0.73%	0.52%
Gross Expenses (e)(f)	1.76%	2.85%	4.45%
Supplemental Data:			
Net Assets at end of period (000's)	$1,395	$1,238	$877
Portfolio Turnover (d)(g)	1%	20%	27%

(a) The Fund's fiscal year-end changed from October 31 to June 30. See Note 1 in the Notes to Financial Statements.

(b) Per share net investment income (loss) has been calculated using the average daily shares method.

(c) The Fund restated certain elements of its 2018 financial statements resulting from the identification of a GAAP reclassification error for the Fund's paydown gain (loss) transactions. However, this reclassification had no impact on the Fund's net assets, NAV, performance, or taxable distributions paid and reported to shareholders for the fiscal and tax years ended 2018.

(d) Not annualized for periods less than one year.

(e) Annualized for periods less than one year.

(f) Does not include acquired fund fees and expenses, if any.

(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(h) Amount is less than $0.005 per share.

(i) Commencement of operations.

See notes to financial statements.
46

Victory Portfolios

Financial Highlights — *continued*

For a Share Outstanding Throughout Each Period

	Victory INCORE Investment Grade Convertible Fund Class A					
	Six Months Ended December 31, 2022 (Unaudited)	Eight Months Ended June 30, 2022(a)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018
Net Asset Value, Beginning of Period	$16.30	$19.97	$17.31	$17.51	$16.22	$16.53
Investment Activities:						
Net investment income (loss)(b)	0.15	0.18	0.22	0.27	0.21	0.30
Net realized and unrealized gains (losses)	(0.20)	(2.07)	3.27	0.47	1.84	0.01
Total from Investment Activities	(0.05)	(1.89)	3.49	0.74	2.05	0.31
Distributions to Shareholders From:						
Net investment income	(0.11)	(1.45)	(0.83)	(0.35)	(0.28)	(0.53)
Net realized gains from investments	(0.14)	(0.33)	—	(0.59)	(0.48)	(0.09)
Total Distributions	(0.25)	(1.78)	(0.83)	(0.94)	(0.76)	(0.62)
Net Asset Value, End of Period	$16.00	$16.30	$19.97	$17.31	$17.51	$16.22
Total Return (excludes sales charge)(c)	(0.35)%	(10.32)%	20.62%	4.43%	13.35%	1.87%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	1.18%	1.22%	1.39%	1.38%	1.49%	1.27%
Net Investment Income (Loss) (d)	1.76%	1.48%	1.12%	1.63%	1.31%	1.79%
Gross Expenses (d)(e)	1.18%	1.22%	1.41%	1.38%	1.49%	1.27%
Supplemental Data:						
Net Assets at end of period (000's)	$19,389	$18,981	$21,644	$16,571	$16,349	$14,268
Portfolio Turnover (c)(f)	11%	17%	28%	34%	35%	41%

	Victory INCORE Investment Grade Convertible Fund Class I					
	Six Months Ended December 31, 2022 (Unaudited)	Eight Months Ended June 30, 2022(a)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018
Net Asset Value, Beginning of Period	$16.29	$19.98	$17.32	$17.50	$16.21	$16.53
Investment Activities:						
Net investment income (loss)(b)	0.17	0.22	0.31	0.33	0.31	0.36
Net realized and unrealized gains (losses)	(0.20)	(2.08)	3.27	0.49	1.83	(0.01)
Total from Investment Activities	(0.03)	(1.86)	3.58	0.82	2.14	0.35
Distributions to Shareholders From:						
Net investment income	(0.12)	(1.50)	(0.92)	(0.41)	(0.37)	(0.58)
Net realized gains from investments	(0.14)	(0.33)	—	(0.59)	(0.48)	(0.09)
Total Distributions	(0.26)	(1.83)	(0.92)	(1.00)	(0.85)	(0.67)
Net Asset Value, End of Period	$16.00	$16.29	$19.98	$17.32	$17.50	$16.21
Total Return(c)(g)	(0.22)%	(10.20)%	21.19%	4.91%	13.99%	2.16%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	0.91%	0.91%	0.93%	0.96%	0.96%	0.94%
Net Investment Income (Loss) (d)	2.03%	1.82%	1.59%	1.98%	1.87%	2.17%
Gross Expenses (d)(e)	0.91%	0.91%	0.93%	0.96%	0.96%	0.94%
Supplemental Data:						
Net Assets at end of period (000's)	$386,534	$425,954	$403,122	$276,923	$263,981	$126,871
Portfolio Turnover (c)(f)	11%	17%	28%	34%	35%	41%

See notes to financial statements.

47

Victory Portfolios
Financial Highlights — *continued*

For a Share Outstanding Throughout Each Period

	Victory INCORE Investment Grade Convertible Fund Member Class		
	Six Months Ended December 31, 2022 (Unaudited)	**Eight Months Ended June 30, 2022(a)**	**November 3, 2020(h) through October 31, 2021**
Net Asset Value, Beginning of Period	$16.95	$20.71	$17.36
Investment Activities:			
Net investment income (loss)(b)	0.17	0.21	0.26
Net realized and unrealized gains (losses)	(0.21)	(2.16)	3.31
Total from Investment Activities	(0.04)	(1.95)	3.57
Distributions to Shareholders From:			
Net investment income	(0.11)	(1.48)	(0.22)
Net realized gains from investments	(0.14)	(0.33)	—
Total Distributions	(0.25)	(1.81)	(0.22)
Net Asset Value, End of Period	$16.66	$16.95	$20.71
Total Return(c)(g)	(0.26)%	(10.28)%	20.36%
Ratios to Average Net Assets:			
Net Expenses (d)(e)	1.10%	1.10%	1.10%
Net Investment Income (Loss) (d)	1.92%	1.67%	1.30%
Gross Expenses (d)(e)	2.04%	3.79%	9.99%
Supplemental Data:			
Net Assets at end of period (000's)	$1,657	$1,058	$512
Portfolio Turnover (c)(f)	11%	17%	28%

(a) The Fund's fiscal year-end changed from October 31 to June 30. See Note 1 in the Notes to Financial Statements.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported total return.
(h) Commencement of operations.

See notes to financial statements.
48

Victory Portfolios

Notes to Financial Statements
December 31, 2022

(Unaudited)

1. Organization:

Victory Portfolios (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 37 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the following six Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is classified as diversified under the 1940 Act.

Funds (Legal Name)	Funds (Short Name)	Investment Share Classes Offered
Victory Diversified Stock Fund	Diversified Stock Fund	A, C, I, R, R6, and Y
Victory Special Value Fund	Special Value Fund	A, C, I, R, and Y
Victory THB US Small Opportunities Fund	THB US Small Opportunities Fund	A and I
Victory Strategic Allocation Fund	Strategic Allocation Fund	A, C, I, and R
Victory INCORE Fund for Income	INCORE Fund for Income	A, C, I, R, R6, Y, and Member Class
Victory INCORE Investment Grade Convertible Fund	INCORE Investment Grade Convertible Fund	A, I, and Member Class

On February 2, 2021, the Board of Trustees (the "Board") of the Trust approved an Agreement and Plan of Reorganization ("Reorganization"), dated February 26, 2021, which provided for the newly formed Victory THB US Small Opportunities Fund ("Acquiring Fund") and its tax-free exchange of shares of the THB Asset Management Microcap Fund's ("Predecessor Fund") shares, valued at the Predecessor Fund's net assets for the exact same shares and value of the Acquiring Fund's shares. Investor Class and Institutional Class shares of the Predecessor Fund were exchanged for Class A and Class I shares, respectively, of the Acquiring Fund. The Acquiring Fund commenced operations on May 3, 2021, upon the completion of the Reorganization which occurred as of the close of business on April 30, 2021.

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Victory Capital Management Inc. ("VCM" or the "Adviser") is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Strategic Allocation Fund is a "fund of funds" in that it invests in a selection of affiliated mutual funds and exchange-traded funds ("ETFs") managed by the Fund's Adviser, Victory Capital Management Inc., an affiliate of the Fund.

Strategic Allocation Fund may rely on various exemptions contained in 1940 Act and in exemptive rules or orders thereunder issued by the Securities and Exchange Commission ("SEC") that permit funds, subject to certain conditions, to invest in one or more ETFs and certain other types of investment companies in amounts that exceed limits set forth in the 1940 Act that would otherwise be applicable.

On May 19, 2022, the Board approved the fiscal year-end change for the Funds from October 31 to June 30. The accompanying financial statements reflect this change in fiscal year-end.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

- Level 1 — quoted prices (unadjusted) in active markets for identical securities
- Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
- Level 3 — significant unobservable inputs (including the Adviser's assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

49

Victory Portfolios

Notes to Financial Statements — *continued*
December 31, 2022

(Unaudited)

The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the "Committee"), and subject to Board oversight, the Committee administers and oversees the Funds' valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including ETFs, and American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, other than ETFs, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in the underlying affiliated Funds of the Strategic Allocation Fund and other open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day and are typically categorized in Level 1 of the fair value hierarchy.

The underlying affiliated Funds of the Strategic Allocation Fund have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board. The pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of December 31, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Diversified Stock Fund				
Common Stocks	$245,955	$—	$—	$245,955
Exchange-Traded Funds	5,537	—	—	5,537
Total	$251,492	$—	$—	$251,492
Special Value Fund				
Common Stocks	36,709	—	—	36,709
Exchange-Traded Funds	1,061	—	—	1,061
Total	$37,770	$—	$—	$37,770
THB US Small Opportunities Fund				
Common Stocks	72,796	—	—	72,796
Collateral for Securities Loaned	53	—	—	53
Total	$72,849	$—	$—	$72,849
Strategic Allocation Fund				
Affiliated Exchange-Traded Funds	1,608	—	—	1,608
Affiliated Mutual Funds	21,793	—	—	21,793
Total	$23,401	$—	$—	$23,401
INCORE Fund for Income				
Government National Mortgage Association	—	359,506	—	359,506
U.S. Treasury Obligations	—	68,938	—	68,938
Investment Companies	100	—	—	100
Total	$100	$428,444	$—	$428,544
INCORE Investment Grade Convertible Fund				
Common Stocks	2,301	—	—	2,301

50

Victory Portfolios

Notes to Financial Statements — *continued*
December 31, 2022

(Unaudited)

	Level 1	Level 2	Level 3	Total
INCORE Investment Grade Convertible Fund, continued				
Convertible Corporate Bonds	$—	$287,554	$—	$287,554
Convertible Preferred Stocks	111,659	—	—	111,659
Collateral for Securities Loaned	61,471	—	—	61,471
Total	$175,431	$287,554	$—	$462,985

As of December 31, 2022, there were no transfers into/out of Level 3.

Real Estate Investment Trusts ("REITs"):

The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic of foreign market index. The Funds may purchase shares of ETFs for a variety of purposes, including in connection with pursuing their investment programs to temporarily gain exposure to a portion of the U.S. or a foreign market, and for cash management and other purposes. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.

Securities Lending:

The Funds, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by SEC guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds' Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds' securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Funds' agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.

51

Victory Portfolios

Notes to Financial Statements — *continued*
December 31, 2022

(Unaudited)

The following table (amounts in thousands) is a summary of the Funds' securities lending transactions as of December 31, 2022.

	Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
THB US Small Opportunities Fund	$ 51	$—	$ 53
INCORE Investment Grade Convertible Fund	60,359	—	61,471

Federal Income Taxes:

Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.

For the six months ended December 31, 2022, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Redemption Fees:

The Funds do not receive a redemption fee. Prior to acquisition, the Predecessor Fund retained redemption fees of 2.00% on redemptions of fund shares held for less than 30 days. For the year ended October 31, 2021, Class I (formerly Institutional Class shares) and Class A (formerly Investor Class shares) had approximately $2 thousand and $1 thousand in redemptions fees, respectively, as presented on the Statements of Changes in Net Assets.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended December 31, 2022, were as follows (amounts in thousands):

	Excluding U.S. Government Securities		U.S. Government Securities	
	Purchases	Sales	Purchases	Sales
Diversified Stock Fund	$ 107,793	$ 122,057	$ —	$ —
Special Value Fund	16,568	18,742	—	—
THB US Small Opportunities Fund	13,202	12,331	—	—
Strategic Allocation Fund	5,510	6,594	—	—
INCORE Fund for Income	—	116	4,997	67,076
INCORE Investment Grade Convertible Fund	46,771	81,607	—	—

4. Affiliated Fund Ownership:

The Funds offer shares for investment by other funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at vcm.com. As of December 31, 2022, certain fund-of-funds owned total outstanding shares of the Funds as follows:

INCORE Investment Grade Convertible Fund	Ownership %
Victory Strategic Allocation Fund	0.3

52

Victory Portfolios

Notes to Financial Statements — *continued*
December 31, 2022

(Unaudited)

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.

	Adviser Fee Tier Rates		
	Up to $800 million	**$800 million - $2.4 billion**	**Over $2.4 billion**
Diversified Stock Fund	0.65%	0.60%	0.55%
	Up to $400 million	**$400 million - $800 million**	**Over $800 million**
Special Value Fund	0.75%	0.65%	0.60%
	Flat Rate		
THB US Small Opportunity Fund	1.15%		
Strategic Allocation Fund	0.10%		
	Up to $400 million	**$400 million - $800 million**	**Over $800 million**
INCOME Fund for Income	0.50%	0.45%	0.40%
INCOME Fund Investment Grade Convertible Fund	0.75%	0.65%	0.60%

Amounts incurred and paid to VCM for the six months ended December 31, 2022, are reflected on the Statements of Operations as Investment advisory fees.

Administration and Servicing Fees:

VCM also serves as the Funds' administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:

Net Assets		
Up to $15 billion	**$15 billion — $30 billion**	**Over $30 billion**
0.08%, plus	0.05%, plus	0.04%

Amounts incurred for the six months ended December 31, 2022, are reflected on the Statements of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended December 31, 2022, are reflected on the Statements of Operations as Sub-Administration fees.

The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II and USAA Mutual Funds (collectively, the "Victory Funds Complex"), in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended December 31, 2022, are reflected on the Statements of Operations as Compliance fees.

Transfer Agency Fees:

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended December 31, 2022, are reflected on the Statements of Operations as Transfer agent fees.

Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the six months ended December 31, 2022, are reflected on the Statements of Operations as Transfer agent fees.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

53

Victory Portfolios

Notes to Financial Statements — *continued*
December 31, 2022

(Unaudited)

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:

	Class A	Class C	Class R
Diversified Stock Fund	0.25%	1.00%	0.50%
Special Value Fund	0.25%	1.00%	0.50%
THB US Small Opportunities Fund	0.25%	N/A	N/A
Strategic Allocation Fund	0.25%	1.00%	0.50%
INCORE Fund for Income	0.25%	1.00%	0.25%
INCORE Investment Grade Convertible Fund	0.25%	N/A	N/A

The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the six months ended December 31, 2022, are reflected on the Statements of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the six months ended December 31, 2022, the Distributor received approximately $2 thousand from commissions earned in connection with sales of Class A.

Other Fees:

Citibank serves as the Funds' custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended December 31, 2022, are reflected on the Statements of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse the expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of December 31, 2022, the expense limits (excluding voluntary waivers) are as follows:

	In effect until February 28, 2023						
	Class A	Class C	Class I	Class R	Class R6	Class Y	Member Class
Diversified Stock Fund	N/A	2.02%	0.83%	N/A	0.78%	0.86%	N/A
Special Value Fund	N/A	2.20%	1.15%	N/A	N/A	1.10%	N/A
THB US Small Opportunities Fund	1.70%(a)	N/A	1.25%(a)	N/A	N/A	N/A	N/A
Strategic Allocation Fund	0.40%	1.15%	0.15%	0.65%	N/A	N/A	N/A
INCORE Fund for Income	0.91%	1.71%	0.64%	0.91%	0.63%	0.71%	0.75%
INCORE Investment Grade Convertible	1.39%	N/A	N/A	N/A	N/A	N/A	1.10%

(a) In effect until May 3, 2023.

Under the terms of the expense limitation agreements, the Funds (except Strategic Allocation Fund) have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of December 31, 2022, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at December 31, 2022.

	Expires 2023	Expires 2024	Expires 2025	Expires 2026	Total
Diversified Stock Fund	$ 36	$ 28	$ 21	$ 19	$ 104
Special Value Fund	28	23	14	14	79
THB US Small Opportunities Fund	—	13	109	59	181
INCORE Fund for Income	105	197	160	118	580
INCORE Investment Grade Convertible Fund	—	23	15	6	44

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. For the six months ended December 31, 2022, the Adviser voluntarily waived the following amounts (in thousands):

Special Value Fund	$20

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel, and Distributor.

54

Notes to Financial Statements — continued Victory Portfolios December 31, 2022 55 (Unaudited) 6. Risks: The Funds may be subject to other risks in addition to these identified risks. Convertible Securities Risk — Convertible securities rank senior to the issuer’s common stock, but may be subordinate to senior debt obligations. In part, the total return for a convertible security may depend upon the performance of the underlying stock into which it can be converted. Synthetic convertibles may respond differently to market fluctuations than traditional convertible securities. They are also subject to counterparty risk. Equity Risk — The Funds may invest in underlying affiliated funds that invest in equity securities. The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general, economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods. Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods. Micro-Capitalization Stock Risk — Micro-capitalization companies tend to be less seasoned and may lose market share or profits to a greater extent than larger, more established companies. Since micro-capitalization company stocks typically have narrower markets and are traded in lower volumes than larger company stocks, they may be more difficult to purchase and sell. Micro-capitalization companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies. Debt Securities and Interest Rate Risk — The INCORE Fund for Income and the INCORE Investment Grade Convertible Bond Fund are subject to debt securities and interest rate risk. The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Interest rates may rise or the rate of inflation may increase, impacting the value of investments in fixed income securities. A debt issuer’s credit quality may be downgraded or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives. High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general. LIBOR Discontinuation Risk — The London Interbank Offered Rate (“LIBOR”) discontinuation may adversely affect the financial markets generally and the Funds' operations, finances and investments specifically. LIBOR has been the principal floating-rate benchmark in the financial markets. However, LIBOR has been or will be discontinued as a floating rate benchmark. The date of discontinuation depends on the LIBOR currency and tenor. With limited exceptions, no new LIBOR obligations will be entered into after December 31, 2021. Existing LIBOR obligations have transitioned or will transition to another benchmark, depending on the LIBOR currency and tenor. For some existing LIBOR-based obligations, the contractual consequences of the discontinuation of LIBOR may not be clear. Non-LIBOR floating-rate obligations, including Secured Overnight Financing Rate (“SOFR”)-based obligations, may have returns and values that fluctuate more than those of floating-rate debt obligations that are based on LIBOR or other rates. Also, because SOFR and some alternative floating rates are relatively new market indexes, markets for certain non-LIBOR obligations may never develop or may not be liquid. Market terms for non-LIBOR floating rate obligations, such as the spread over the index reflected in interest-rate provisions, may evolve over time, and prices of non-LIBOR floating rate obligations may be different depending on when they are issued and changing views about correct spread levels. Various SOFR-based rates, including SOFR-based term rates, and various non-SOFR-based rates are expected to develop in response to the discontinuation of U.S. dollar LIBOR, which may create various risks for the Funds and the financial markets more generally. There are non-LIBOR forward-looking floating rates that are not based on SOFR and that may be considered by participants in the financial markets as LIBOR alternatives. Such rates include AMERIBOR (American Interbank Offered Rate), BSBY (Bloomberg Short-Term Bank Yield Index) and BYI (Bank Yield Index). Unlike forward-looking SOFR-based term rates, such rates are intended to reflect a bank credit spread component. It is not clear how replacement rates for LIBOR — including SOFR-based rates and non-SOFR-based rates — will develop and to what extent they will be used. There is no assurance that these replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect on the Funds and the financial markets more generally. Concerns about market depth and stability could affect the development of non-SOFR-based term rates, and such rates may create various risks, which may or may not be similar to the risks relating to SOFR.

Victory Portfolios

Notes to Financial Statements — *continued*
December 31, 2022

(Unaudited)

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended December 31, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Prior to June 28, 2022, interest was based on the one-month LIBOR plus one percent. Effective with the renewal, June 27, 2022, interest was based on the one-month SOFR plus 1.10 percent. The Funds did not experience a material financial impact transitioning from LIBOR to SOFR. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

The Funds had no borrowings under the Line of Credit agreement during the six months ended December 31, 2022.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender, interest earned by each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the six months ended December 31, 2022, were as follows (amounts in thousands):

	Borrower or Lender	Amount Outstanding December 31, 2022	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
INCORE Investment Grade Convertible Fund	Borrower	$—	$1,182	1	4.34%	$1,182

* Based on the number of days borrowings were outstanding for the period ended December 31, 2022.

8. Federal Income Tax Information:

Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

	Declared	Paid
Diversified Stock Fund	Quarterly	Quarterly
Special Value Fund	Annually	Annually
THB US Small Opportunities Fund.	Quarterly	Quarterly
Strategic Allocation Fund	Quarterly	Quarterly
INCORE Fund for Income	Monthly	Monthly
INCORE Investment Grade Convertible Fund	Quarterly	Quarterly

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.

As of tax year ended June 30, 2022, the Funds had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

56

Victory Portfolios

Notes to Financial Statements — *continued*
December 31, 2022

(Unaudited)

	Short-Term Amount	Long-Term Amount	Total
THB US Small Opportunities Fund	$ (610)	$ —	$ (610)
INCORE Fund for Income	(130,175)	(248,828)	(379,003)

9. Affiliated Securities:

An affiliated security is a security in which a Fund has ownership of at least 5% of the security's outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Funds do not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on a Fund's Schedule of Portfolio Investments. The financial statements of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and are available for download from both the SEC's as well as each respective underlying fund's website. Transactions in affiliated securities during the six months ended December 31, 2022, were as follows (amounts in thousands):

	Fair Value 6/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 12/31/2022	Dividend Income
Strategic Allocation Fund								
Victory Global Energy Transition Fund, Class Y	$ 1,440	$ 17	$ —	$ —	$ —	$ 125	$ 1,582	$ 17
Victory INCORE Investment Grade Convertible Fund, Class I	1,524	22	(157)	(31)	12	8	1,366	11
Victory INCORE Total Return Bond Fund, Class R6	2,600	5,124	(222)	(39)	—	(6)	7,457	78
Victory Integrity Discovery Fund, Class Y	919	52	(197)	33	43	(40)	767	18
Victory Market Neutral Income Fund, Class I	5,288	66	(5,165)	(305)	—	116	—	66
Victory RS Global Fund, Class Y	6,484	81	(423)	113	—	74	6,329	81
Victory RS Partners Fund, Class Y	926	64	(169)	44	57	(54)	811	6
Victory Sophus Emerging Markets Fund, Class R6	2,166	68	—	—	—	(157)	2,077	68
Victory Trivalent International Small-Cap Fund, Class I	1,383	16	(23)	4	—	24	1,404	16
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	1,779	—	(238)	77	—	(10)	1,608	19
	$ 24,509	$ 5,510	$ (6,594)	$ (104)	$ 112	$ 80	$ 23,401	$ 380

57

Victory Portfolios

Supplemental Information
December 31, 2022

(Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022, through December 31, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/22	Actual Ending Account Value 12/31/22	Hypothetical Ending Account Value 12/31/22	Actual Expenses Paid During Period 7/1/22 - 12/31/22*	Hypothetical Expenses Paid During Period 7/1/22 - 12/31/22*	Annualized Expense Ratio During Period 7/1/22 - 12/31/22
Diversified Stock Fund						
Class A	$1,000.00	$1,038.80	$1,019.76	$5.55	$5.50	1.08%
Class C	1,000.00	1,034.20	1,015.02	10.36	10.26	2.02%
Class I	1,000.00	1,040.20	1,021.02	4.27	4.23	0.83%
Class R	1,000.00	1,037.50	1,018.35	6.98	6.92	1.36%
Class R6	1,000.00	1,040.40	1,021.27	4.01	3.97	0.78%
Class Y	1,000.00	1,040.00	1,020.87	4.42	4.38	0.86%
Special Value Fund						
Class A	1,000.00	1,036.50	1,018.80	6.52	6.46	1.27%
Class C	1,000.00	1,032.20	1,014.62	10.76	10.66	2.10%
Class I	1,000.00	1,038.20	1,019.91	5.39	5.35	1.05%
Class R	1,000.00	1,035.00	1,017.14	8.21	8.13	1.60%
Class Y	1,000.00	1,037.90	1,020.16	5.14	5.09	1.00%
THB US Small Opportunities Fund						
Class A	1,000.00	1,025.10	1,016.64	8.68	8.64	1.70%
Class I	1,000.00	1,027.80	1,018.90	6.39	6.36	1.25%
Strategic Allocation Fund						
Class A	1,000.00	1,017.00	1,023.19	2.03	2.04	0.40%
Class C	1,000.00	1,013.50	1,019.41	5.84	5.85	1.15%
Class I	1,000.00	1,018.20	1,024.45	0.76	0.77	0.15%
Class R	1,000.00	1,015.70	1,021.93	3.30	3.31	0.65%

58

Victory Portfolios

Supplemental Information — *continued*
December 31, 2022

(Unaudited)

	Beginning Account Value 7/1/22	Actual Ending Account Value 12/31/22	Hypothetical Ending Account Value 12/31/22	Actual Expenses Paid During Period 7/1/22 - 12/31/22*	Hypothetical Expenses Paid During Period 7/1/22 - 12/31/22*	Annualized Expense Ratio During Period 7/1/22 - 12/31/22
INCORE Fund for Income						
Class A	1,000.00	983.40	1,020.62	4.55	4.63	0.91%
Class C	1,000.00	980.50	1,016.59	8.54	8.69	1.71%
Class I	1,000.00	986.10	1,021.98	3.20	3.26	0.64%
Class R	1,000.00	983.40	1,020.62	4.55	4.63	0.91%
Class R6	1,000.00	986.20	1,022.03	3.15	3.21	0.63%
Class Y	1,000.00	985.70	1,021.63	3.55	3.62	0.71%
Member Class	1,000.00	985.70	1,021.42	3.75	3.82	0.75%
INCORE Investment Grade Convertible Fund						
Class A	1,000.00	996.50	1,019.26	5.94	6.01	1.18%
Class I	1,000.00	997.80	1,020.62	4.58	4.63	0.91%
Member Class	1,000.00	997.40	1,019.66	5.54	5.60	1.10%

* Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

59

Victory Portfolios 60 (Unaudited) Supplemental Information — continued December 31, 2022 Considerations of the Board in Continuing the Investment Advisory Agreements (the “Agreement”) The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 6, 2022. The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at the meetings on October 18, 2022 and December 6, 2022. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees. In addition, the Independent Trustees considered a past review of their overall process for conducting the annual review of the Funds’ advisory arrangements by a consultant retained through their counsel. The Board considered each Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors: • The requirements of the Funds for the services provided by the Adviser; • The nature, quality and extent of the services provided and expected to be provided; • The performance of the Funds as compared to comparable funds; • The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable); • Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds; • The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds; • The total expenses of each Fund; • Management’s commitment to operating the Funds at competitive expense levels; • The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Funds; • Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions; • Other indirect benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for ad-ministration and fund accounting services, and distribution; • The capabilities and financial condition of the Adviser; • Current economic and industry trends; and • The historical relationship between each Fund and the Adviser. The Board reviewed each Fund’s current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s profitability with respect to each Fund individually. The Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared each Fund’s gross management fees and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by the consultant and a peer group of funds with similar investment strategies selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of each Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any. With respect to certain Funds, the Board also reviewed fees and other information related to the Adviser’s management of similarly managed institutional or private accounts, and the differences in the services provided to these other accounts. The Board also noted that the breakpoints in the advisory fee schedule for some of the Funds evidenced one way in which the Adviser has shown a willingness to share in its economies of scale. For Funds with total net expense ratios that ranked within the fourth quartile (most expensive) in relation to their peers as evaluated by a consultant, the Board requested, and the Adviser provided, supplemental information about the level of fees and the nature of the services provided. The Adviser reviewed additional relevant circumstances, which included, among other things, specialized strategies, small or decreasing assets, or rapid or recent changes in peer expense ratios. The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.

Supplemental Information — continued Victory Portfolios December 31, 2022 61 (Unaudited) The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund’s respective peer group. The Board noted that, except for the Strategic Allocation Fund, each Fund’s advisory fee structure contained at least one breakpoint. The Board also noted that the Adviser contractually agreed to waive the advisory fee payable by the Strategic Allocation Fund through October 31, 2023, and that any advisory fees charged under the Agreement are based on services provided that will be in addition to, rather than duplicative of, the services provided under the advisory contract of any fund in which the Strategic Allocation Fund invests. The Board also found that each Fund’s Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, was reasonable as compared with each Fund’s respective peer group. The Board considered the Adviser’s contractual agreement with each Fund to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund’s prospectus. The Board reviewed each Fund’s performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the Fund’s selected peer group and benchmark index. The Board recognized that the performance of the Funds and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns. The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors. Special Value Fund: The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2022, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group median for the one-year period, and underperformed both the benchmark index and the peer group median for the three-, five- and ten-year periods. The Board noted that the Fund’s portfolio management team changed in May 2017. Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that one way the Adviser is addressing the Fund’s underperformance is through its change of the Fund’s portfolio management team; (4) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (5) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders. THB US Small Opportunities Fund: The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2022, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one-, three- and five-year periods, underperformed the benchmark index for the ten-year period, underperformed the peer group median for the one-, five- and ten-year periods, and matched the performance of the peer group median for the three-year period. Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that one way the Adviser is addressing the Fund’s underperformance is through its change of the Fund’s portfolio management team; (4) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (5) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders. INCORE Fund for Income: The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2022, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, matched the peer group median for the one-year period, underperformed the peer group median for the three-year period, and outperformed the peer group median for the five- and ten-year periods. Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders. Strategic Allocation Fund: The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2022, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund, outperformed the benchmark index for the one-year period, underperformed the benchmark index for the three-, five- and ten-year periods, and outperformed the peer group median for all of the periods reviewed. The Board noted that the Fund changed its investment strategy and its benchmark index in December 2015. Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.

Supplemental Information — continued Victory Portfolios December 31, 2022 62 (Unaudited) INCORE Investment Grade Convertible Fund: The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2022, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, outperformed the peer group median for the one-year period, and underperformed the peer group median for the three-, five- and ten-year periods. The Board discussed with the Adviser how market conditions affected the Fund during periods of underperformance given the Fund’s investment strategy and fee and expense profile. Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders. Diversified Stock Fund: The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2022, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one year period, underperformed the peer group median for the three-, five- and ten-year periods, outperformed the peer group median for the one- and three-year periods, and underperformed the peer group median for the five- and ten-year periods. The Board noted that the Fund’s portfolio management team changed in May 2017. Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders. Conclusion: Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others: • The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies; • The nature, quality and extent of the investment advisory services provided by the Adviser; • The Adviser’s entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of the Funds; • The Adviser’s representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience; • The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams; and • The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-mance of the Adviser.

Privacy Policy Protecting the Privacy of Information The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance. We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose. To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.* * You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds P.O. Box 182593 Columbus, Ohio 43218-2593 Visit our website at: vcm.com Call Victory at: 800-539-FUND (800-539-3863) 800-235-8396 for Member Class VP-SAR (12/22)

December 31, 2022 Semi Annual Report Victory Sycamore Established Value Fund Victory Sycamore Small Company Opportunity Fund

vcm.com News, Information And Education 24 Hours A Day, 7 Days A Week The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes: • Detailed performance records • Daily share prices • The latest fund news • Investment resources to help you become a better investor • A section dedicated to investment professionals Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

TABLE OF CONTENTS Victory Portfolios 1 Investment Objectives and Portfolio Holdings 3 Schedules of Portfolio Investments Victory Sycamore Established Value Fund 5 Victory Sycamore Small Company Opportunity Fund 8 Financial Statements Statements of Assets and Liabilities 11 Statements of Operations 12 Statements of Changes in Net Assets 13 Financial Highlights 16 Notes to Financial Statements 22 Supplemental Information 29 Proxy Voting and Portfolio Holdings Information 29 Expense Examples 29 Advisory Contract Approval 30 Privacy Policy (inside back cover)

2 Call Victory at: 800-539-FUND (800-539-3863) Visit our website at: vcm.com IRA DISTRIBUTION WITHHOLDING DISCLOSURE We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent. If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution. For more specific information, please consult your tax adviser. The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds. For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money. The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results. • NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

3 Victory Portfolios Victory Sycamore Established Value Fund December 31, 2022 Investment Objective and Portfolio Holdings: (Unaudited) The Fund seeks to provide long-term capital growth by investing primarily in common stocks. Top 10 Holdings*: December 31, 2022 (% of Net Assets) Sysco Corp. 2.1% The Progressive Corp. 2.0% Quest Diagnostics, Inc. 2.0% Alexandria Real Estate Equities, Inc. 1.9% Textron, Inc. 1.9% Flex Ltd. 1.9% AGCO Corp. 1.8% Yum! Brands, Inc. 1.8% The Toro Co. 1.8% Leidos Holdings, Inc. 1.7% Sector Allocation*: December 31, 2022 (% of Net Assets) Industrials 21.7% Financials 15.2% Exchange-Traded Funds 1.0% Communication Services 1.0% Energy 2.5% Utilities 3.2% Consumer Staples 3.9% Health Care 6.8% Real Estate 8.6% Consumer Discretionary 9.1% Materials 11.4% Information Technology 14.2% * Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned. Percentages are of the net assets of the Fund and may not equal 100%. Refer to the Schedule of Portfolio Investments for a complete list of securities.

4 Victory Portfolios Victory Sycamore Small Company Opportunity Fund December 31, 2022 Investment Objective and Portfolio Holdings: (Unaudited) The Fund seeks to provide capital appreciation. Top 10 Holdings*: December 31, 2022 (% of Net Assets) Independent Bank Corp. 1.7% SouthState Corp. 1.6% Bank of Hawaii Corp. 1.6% UMB Financial Corp. 1.5% Wintrust Financial Corp. 1.4% Werner Enterprises, Inc. 1.4% Sonoco Products Co. 1.4% Littelfuse, Inc. 1.4% Columbia Sportswear Co. 1.4% PDC Energy, Inc. 1.4% Sector Allocation*: December 31, 2022 (% of Net Assets) Industrials 24.1% Financials 17.7% Exchange-Traded Funds 0.7% Communication Services 1.1% Energy 3.2% Health Care 3.5% Utilities 3.8% Consumer Staples 5.3% Real Estate 7.0% Consumer Discretionary 9.0% Materials 9.6% Information Technology 12.5% * Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned. Percentages are of the net assets of the Fund and may not equal 100%. Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios
Victory Sycamore Established Value Fund

Schedule of Portfolio Investments
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description	Shares	Value
Common Stocks (97.6%)		
Communication Services (1.0%):		
Live Nation Entertainment, Inc. (a)	2,460,000	$ 171,560
Consumer Discretionary (9.1%):		
Aptiv PLC (a)	2,220,000	206,749
BorgWarner, Inc.	7,115,000	286,379
Darden Restaurants, Inc.	755,000	104,439
Hilton Worldwide Holdings, Inc.	1,575,000	199,017
Newell Brands, Inc.	10,241,000	133,952
Ross Stores, Inc.	2,476,500	287,447
Yum! Brands, Inc.	2,370,000	303,550
		1,521,533
Consumer Staples (3.9%):		
Archer-Daniels-Midland Co.	620,000	57,567
Sysco Corp.	4,600,000	351,670
Tyson Foods, Inc., Class A	3,755,000	233,749
		642,986
Energy (2.5%):		
Coterra Energy, Inc.	8,942,400	219,715
Devon Energy Corp.	3,250,000	199,907
		419,622
Financials (15.2%):		
American Financial Group, Inc.	1,800,000	247,104
Everest Re Group Ltd.	860,000	284,892
Huntington Bancshares, Inc.	7,865,000	110,896
Old Republic International Corp.	9,750,000	235,462
Prosperity Bancshares, Inc.	3,545,000	257,651
T. Rowe Price Group, Inc.	1,510,000	164,681
The Allstate Corp.	1,403,000	190,247
The Bank of New York Mellon Corp.	5,900,000	268,568
The Progressive Corp.	2,560,000	332,058
W.R. Berkley Corp.	2,405,000	174,531
Zions Bancorp NA	5,279,500	259,540
		2,525,630
Health Care (6.8%):		
Hologic, Inc. (a)	3,460,000	258,843
Molina Healthcare, Inc. (a)	515,000	170,063
Quest Diagnostics, Inc.	2,110,000	330,088
The Cooper Cos., Inc.	830,000	274,456
Zimmer Biomet Holdings, Inc.	840,000	107,100
		1,140,550
Industrials (21.7%):		
AGCO Corp.	2,220,000	307,892
Alaska Air Group, Inc. (a)	4,700,000	201,818
Carrier Global Corp.	2,660,000	109,725
Hubbell, Inc.	905,000	212,385
J.B. Hunt Transport Services, Inc.	920,000	160,411
Landstar System, Inc.	1,120,000	182,448
Leidos Holdings, Inc.	2,755,000	289,799
Lincoln Electric Holdings, Inc.	1,160,000	167,609
ManpowerGroup, Inc.	2,105,000	175,157
Oshkosh Corp.	2,190,000	193,136
Owens Corning	2,010,000	171,453
Parker-Hannifin Corp.	730,000	212,430
Republic Services, Inc.	680,000	87,713
Textron, Inc.	4,446,300	314,798
The Middleby Corp. (a)	1,855,000	248,385
The Toro Co.	2,630,000	297,716
United Rentals, Inc. (a)	165,000	58,644
Xylem, Inc.	2,025,000	223,904
		3,615,423
Information Technology (14.2%):		
Amphenol Corp., Class A	3,300,000	251,262

See notes to financial statements.
5

Victory Portfolios
Victory Sycamore Established Value Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description	Shares		Value
DXC Technology Co. (a)	6,020,000	$	159,530
Flex Ltd. (a)	14,570,000		312,672
Genpact Ltd.	6,038,900		279,722
Global Payments, Inc.	2,115,000		210,062
Hewlett Packard Enterprise Co.	10,765,000		171,809
Maximus, Inc. (b).	3,830,000		280,854
MKS Instruments, Inc.	2,565,000		217,332
Motorola Solutions, Inc.	700,000		180,397
Skyworks Solutions, Inc.	2,355,000		214,611
Western Digital Corp. (a)	2,685,000		84,712
			2,362,963
Materials (11.4%):			
AptarGroup, Inc.	2,100,000		230,958
Avery Dennison Corp.	1,335,900		241,798
Corteva, Inc.	980,000		57,604
Crown Holdings, Inc.	2,760,000		226,900
Franco-Nevada Corp.	1,635,000		223,145
Packaging Corp.	1,860,000		237,913
Reliance Steel & Aluminum Co.	825,000		167,013
RPM International, Inc.	1,935,000		188,566
Steel Dynamics, Inc.	1,235,000		120,659
Westlake Corp.	2,080,000		213,283
			1,907,839
Real Estate (8.6%):			
Alexandria Real Estate Equities, Inc.	2,225,000		324,116
American Homes 4 Rent, Class A	4,730,000		142,562
Camden Property Trust	1,740,000		194,671
Equity LifeStyle Properties, Inc.	3,530,000		228,038
Lamar Advertising Co., Class A	2,880,000		271,872
National Retail Properties, Inc.	5,775,000		264,264
			1,425,523
Utilities (3.2%):			
Alliant Energy Corp.	4,700,000		259,487
Xcel Energy, Inc.	3,825,000		268,171
			527,658
Total Common Stocks (Cost $13,522,209)			16,261,287

Exchange-Traded Funds (1.0%)			
iShares Russell Mid-Cap Value ETF (c)	1,540,000		162,224
Total Exchange-Traded Funds (Cost $108,285)			162,224

Collateral for Securities Loaned (0.0%)^(d)			
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.14% (e)	315,900		316
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.13% (e).	315,900		316
Invesco Government & Agency Portfolio, Institutional Shares, 4.22% (e)	315,900		316
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.08% (e).	315,900		316
Total Collateral for Securities Loaned (Cost $1,264)			1,264
Total Investments (Cost $13,631,758) — 98.6%			16,424,775
Other assets in excess of liabilities — 1.4%			241,370
NET ASSETS - 100.00%		$	16,666,145

^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Affiliated security (See Note 9 in the Notes to Financial Statements)
(c) All or a portion of this security is on loan.
(d) Amount represents less than 0.05% of net assets.
(e) Rate disclosed is the daily yield on December 31, 2022.

See notes to financial statements.

6

Victory Portfolios Victory Sycamore Established Value Fund 7 (Amounts in Thousands, Except for Shares) (Unaudited) Schedule of Portfolio Investments — continued December 31, 2022 See notes to financial statements. ETF—Exchange-Traded Fund PLC—Public Limited Company

Victory Portfolios
Victory Sycamore Small Company Opportunity Fund

Schedule of Portfolio Investments
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description	Shares	Value
Common Stocks (96.8%)		
Communication Services (1.1%):		
The E.W. Scripps Co. Class A, Class A (a)(b)	5,375,000	$ 70,896
Consumer Discretionary (9.0%):		
Carter's, Inc.	854,908	63,785
Choice Hotels International, Inc.	435,000	48,998
Columbia Sportswear Co.	980,000	85,829
Helen of Troy Ltd. (a)	322,000	35,713
Hyatt Hotels Corp., Class A (a)	570,000	51,557
LCI Industries	365,000	33,744
Mattel, Inc. (a)	3,800,000	67,792
Murphy USA, Inc.	72,000	20,127
Signet Jewelers Ltd.	945,000	64,260
Texas Roadhouse, Inc.	235,000	21,373
Visteon Corp. (a)	600,000	78,498
		571,676
Consumer Staples (5.3%):		
Casey's General Stores, Inc.	328,000	73,587
Central Garden & Pet Co., Class A (a)	1,645,000	58,891
Ingredion, Inc.	825,000	80,792
Lancaster Colony Corp.	235,000	46,365
Performance Food Group Co. (a)	1,345,000	78,535
		338,170
Energy (3.2%):		
Delek U.S. Holdings, Inc.	1,465,000	39,555
Magnolia Oil & Gas Corp., Class A	3,345,000	78,440
PDC Energy, Inc.	1,350,000	85,698
		203,693
Financials (17.7%):		
AMERISAFE, Inc. (b)	1,012,600	52,625
Bank of Hawaii Corp.	1,275,000	98,889
Cohen & Steers, Inc.	915,000	59,072
Eagle Bancorp, Inc.	800,000	35,256
First American Financial Corp.	1,000,000	52,340
Independent Bank Corp.	1,290,000	108,915
Lakeland Financial Corp.	698,000	50,933
Pinnacle Financial Partners, Inc.	460,000	33,764
Primerica, Inc.	385,000	54,601
Renasant Corp.	1,090,000	40,973
Ryan Specialty Holdings, Inc. (a)	995,000	41,303
Safety Insurance Group, Inc.	482,000	40,613
Selective Insurance Group, Inc.	725,000	64,242
SouthState Corp.	1,309,500	99,994
Stewart Information Services Corp.	980,000	41,875
The Hanover Insurance Group, Inc.	510,000	68,916
UMB Financial Corp.	1,110,000	92,707
Wintrust Financial Corp.	1,065,000	90,014
		1,127,032
Health Care (3.5%):		
AngioDynamics, Inc. (a)(b)	3,130,000	43,100
Charles River Laboratories International, Inc. (a)	230,000	50,117
Chemed Corp.	151,000	77,075
Integer Holdings Corp. (a)	800,000	54,768
		225,060
Industrials (24.1%):		
ABM Industries, Inc.	1,405,000	62,410
Alamo Group, Inc.	510,000	72,216
Applied Industrial Technologies, Inc.	510,000	64,275
Astec Industries, Inc. (b)	1,325,000	53,874
CBIZ, Inc. (a)	1,180,000	55,283
Columbus McKinnon Corp.	980,000	31,821
Core & Main, Inc., Class A (a)	3,000,000	57,930
Crane Holdings Co.	475,000	47,714

See notes to financial statements.
8

Victory Portfolios
Victory Sycamore Small Company Opportunity Fund

Schedule of Portfolio Investments — *continued*
December 31, 2022

(Amounts in Thousands, Except for Shares) *(Unaudited)*

Security Description	Shares		Value
EMCOR Group, Inc.	425,000	$	62,947
Forward Air Corp.	420,000		44,054
Gibraltar Industries, Inc. (a)	980,000		44,962
Hayward Holdings, Inc. (a)	2,475,000		23,265
Hexcel Corp.	1,405,000		82,684
Hillenbrand, Inc.	1,150,000		49,070
Hub Group, Inc., Class A (a)	775,000		61,605
ICF International, Inc.	615,000		60,916
Kennametal, Inc.	2,025,000		48,721
Marten Transport Ltd.	3,304,200		65,357
McGrath RentCorp	740,000		73,068
Mercury Systems, Inc. (a)	1,095,000		48,990
Mueller Industries, Inc.	730,000		43,070
MYR Group, Inc. (a)	440,000		40,511
UFP Industries, Inc.	955,000		75,684
UniFirst Corp.	350,000		67,546
Viad Corp. (a)(b)	1,499,100		36,563
Watts Water Technologies, Inc., Class A	507,000		74,139
Werner Enterprises, Inc.	2,210,000		88,975
			1,537,650
Information Technology (12.5%):			
Advanced Energy Industries, Inc.	905,000		77,631
Avnet, Inc.	830,000		34,511
Belden, Inc.	880,000		63,272
Ciena Corp. (a)	1,170,000		59,646
Cohu, Inc. (a)	2,255,000		72,273
Fabrinet (a)	590,000		75,650
Kulicke & Soffa Industries, Inc.	1,515,000		67,054
Littelfuse, Inc.	395,000		86,979
Maximus, Inc.	975,000		71,497
NETGEAR, Inc. (a)(b)	1,926,500		34,889
Plexus Corp. (a)	430,000		44,260
ScanSource, Inc. (a)(b)	1,310,000		38,278
Verint Systems, Inc. (a)	2,035,000		73,830
			799,770
Materials (9.6%):			
Eagle Materials, Inc.	520,000		69,082
Innospec, Inc.	760,000		78,174
Kaiser Aluminum Corp. (b)	1,036,300		78,717
Minerals Technologies, Inc.	900,000		54,648
Silgan Holdings, Inc.	1,595,000		82,685
Sonoco Products Co.	1,435,000		87,119
Summit Materials, Inc., Class A (a)	1,435,000		40,740
TriMas Corp. (b)	2,364,900		65,602
Worthington Industries, Inc.	1,155,000		57,415
			614,182
Real Estate (7.0%):			
Apple Hospitality REIT, Inc.	4,175,000		65,881
Colliers International Group, Inc.	424,000		39,025
Corporate Office Properties Trust	2,998,900		77,791
Cushman & Wakefield PLC (a)	3,145,000		39,187
First Industrial Realty Trust, Inc.	1,145,000		55,258
Four Corners Property Trust, Inc.	3,235,000		83,884
Rayonier, Inc.	2,525,000		83,224
			444,250
Utilities (3.8%):			
ALLETE, Inc.	758,600		48,937
IDACORP, Inc.	445,000		47,993
MGE Energy, Inc.	515,000		36,256
NorthWestern Corp.	1,145,000		67,945
ONE Gas, Inc.	560,000		42,403
			243,534
Total Common Stocks (Cost $5,335,448)			6,175,913

See notes to financial statements.

9

Victory Portfolios Victory Sycamore Small Company Opportunity Fund 10 (Amounts in Thousands, Except for Shares) (Unaudited) Schedule of Portfolio Investments — continued December 31, 2022 See notes to financial statements. Security Description Shares Value Exchange-Traded Funds (0.7%) iShares Russell 2000 Value ETF ............................................ 320,000 $ 44,374 Total Exchange-Traded Funds (Cost $36,379) a a a 44,374 Total Investments (Cost $5,371,827) — 97.5% 6,220,287 Other assets in excess of liabilities — 2.5% 161,252 NET ASSETS - 100.00% $ 6,381,539 (a) Non-income producing security. (b) Affiliated security (See Note 8 in the Notes to Financial Statements) ETF—Exchange-Traded Fund PLC—Public Limited Company REIT—Real Estate Investment Trust

Victory Portfolios

Statements of Assets and Liabilities
December 31, 2022

(Amounts in Thousands, Except Per Share Amounts) *(Unaudited)*

		Victory Sycamore Established Value Fund		Victory Sycamore Small Company Opportunity Fund
Assets:				
Affiliated investments, at value (Cost $244,950 and $536,151)	$	280,854	$	474,544
Unaffiliated investments, at value (Cost $13,386,808 and $4,835,676)		16,143,921(a)		5,745,743
Cash		252,585		182,880
Receivables:				
Interest and dividends		19,923		5,994
From affiliate on interfund lending		4,834		—
Capital shares issued		21,396		12,263
Investments sold		83,347		24,747
Prepaid expenses		247		118
Total Assets		16,807,107		6,446,289
Liabilities:				
Payables:				
Collateral received on loaned securities		1,264		—
Investments purchased		94,925		37,359
Capital shares redeemed		35,421		22,096
Accrued expenses and other payables:				
Investment advisory fees		6,462		4,160
Administration fees		777		297
Custodian fees		174		68
Transfer agent fees		1,128		403
Compliance fees		13		5
Trustees' fees		94		37
12b-1 fees		379		86
Other accrued expenses		325		239
Total Liabilities		140,962		64,750
Net Assets:				
Capital		13,673,612		5,433,110
Total accumulated earnings/(loss)		2,992,533		948,429
Net Assets	$	16,666,145	$	6,381,539
Net Assets				
Class A	$	1,655,139	$	331,384
Class C		54,018		—
Class I		4,958,092		3,303,313
Class R		791,983		226,115
Class R6		8,490,050		2,487,419
Class Y		716,863		33,308
Total	$	16,666,145	$	6,381,539
Shares (unlimited number of shares authorized with a par value of $0.001 per share):				
Class A		37,031		7,244
Class C		1,245		—
Class I		110,842		71,231
Class R		18,044		5,417
Class R6		189,710		53,743
Class Y		16,028		724
Total		372,900		138,359
Net asset value, offering (except Class A) and redemption price per share: (b)				
Class A	$	44.70	$	45.75
Class C (c)		43.38		—
Class I		44.73		46.38
Class R		43.89		41.74
Class R6		44.75		46.28
Class Y		44.73		45.98
Maximum Sales Charge — Class A		5.75%		5.75%
Maximum offering price				
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$	47.43	$	48.54

(a) Includes $1,232 thousand of securities on loan.

(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(c) Redemption price per share varies by the length of time shares are held.

See notes to financial statements.
11

Victory Portfolios

Statements of Operations
For the Six Months Ended December 31, 2022

(Amounts in Thousands) *(Unaudited)*

	Victory Sycamore Established Value Fund	Victory Sycamore Small Company Opportunity Fund
Investment Income:		
Dividends from affiliated investments	$ 2,052	$ 6,525
Dividends from unaffiliated investments	168,800	47,211
Interest from unaffiliated investments	2,078	820
Interfund lending	210	—
Securities lending (net of fees)	2	11
Foreign tax withholding	(135)	(9)
Total Income	173,007	54,558
Expenses:		
Investment advisory fees	36,652	23,911
Administration fees	4,452	1,732
Sub-Administration fees	9	9
12b-1 fees — Class A	2,030	432
12b-1 fees — Class C	281	—
12b-1 fees — Class R	2,039	557
Custodian fees	337	130
Transfer agent fees — Class A	976	284
Transfer agent fees — Class C	30	—
Transfer agent fees — Class I	1,282	895
Transfer agent fees — Class R	292	83
Transfer agent fees — Class R6	101	24
Transfer agent fees — Class Y	367	13
Trustees' fees	401	157
Compliance fees	72	28
Legal and audit fees	305	117
State registration and filing fees	198	87
Other expenses	773	357
Total Expenses	50,597	28,816
Net Expenses	50,597	28,816
Net Investment Income (Loss)	122,410	25,742
Realized/Unrealized Gains (Losses) from Investments:		
Net realized gains (losses) from affiliated investment securities	—	(10,239)
Net realized gains (losses) from unaffiliated investment securities	505,953	184,075
Net change in unrealized appreciation/depreciation on affiliated investment securities	42,487	(7,897)
Net change in unrealized appreciation/depreciation on unaffiliated investment securities	731,204	308,287
Net realized/unrealized gains (losses) on investments	1,279,644	474,226
Change in net assets resulting from operations	$ 1,402,054	$ 499,968

See notes to financial statements.
12

Victory Portfolios
Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Sycamore Established Value Fund			Victory Sycamore Small Company Opportunity Fund		
	Six Months Ended December 31, 2022 (Unaudited)	Eight Months Ended June 30, 2022	Year Ended October 31, 2021	Six Months Ended December 31, 2022 (Unaudited)	Eight Months Ended June 30, 2022	Year Ended October 31, 2021
From Investment Activities:						
Operations:						
Net Investment Income (Loss)	$ 122,410	$ 197,214	$ 230,697	$ 25,742	$ 22,840	$ 25,280
Net realized gains (losses)	505,953	807,625	1,200,711	173,836	296,749	891,810
Net change in unrealized appreciation/ depreciation	773,691	(2,292,300)	4,048,780	300,390	(1,050,009)	1,501,409
Change in net assets resulting from operations	1,402,054	(1,287,461)	5,480,188	499,968	(730,420)	2,418,499
Distributions to Shareholders:						
Class A	(113,775)	(133,887)	(82,155)	(18,364)	(47,738)	(2,698)
Class C	(3,689)	(4,853)	(2,825)	—	—	—
Class I	(353,372)	(417,771)	(215,656)	(187,305)	(441,801)	(30,516)
Class R	(55,474)	(70,658)	(38,781)	(12,849)	(31,189)	(1,442)
Class R6	(596,651)	(605,531)	(304,092)	(139,713)	(301,383)	(20,349)
Class Y	(49,729)	(65,807)	(38,108)	(1,880)	(3,832)	(228)
Change in net assets resulting from distributions to shareholders	(1,172,690)	(1,298,507)	(681,617)	(360,111)	(825,943)	(55,233)
Change in net assets resulting from capital transactions	1,313,360	1,178,947	1,258,292	351,734	372,862	(135,276)
Change in net assets	1,542,724	(1,407,021)	6,056,863	491,591	(1,183,501)	2,227,990
Net Assets:						
Beginning of period	15,123,421	16,530,442	10,473,579	5,889,948	7,073,449	4,845,459
End of period	$ 16,666,145	$ 15,123,421	$ 16,530,442	$ 6,381,539	$ 5,889,948	$ 7,073,449

See notes to financial statements.
13

Victory Portfolios

Statements of Changes in Net Assets

(Amounts in Thousands)

(continued)

	Victory Sycamore Established Value Fund			Victory Sycamore Small Company Opportunity Fund		
	Six Months Ended December 31, 2022 (Unaudited)	**Eight Months Ended June 30, 2022**	**Year Ended October 31, 2021**	**Six Months Ended December 31, 2022 (Unaudited)**	**Eight Months Ended June 30, 2022**	**Year Ended October 31, 2021**
Capital Transactions:						
Class A						
Proceeds from shares issued	$ 150,264	$ 245,246	$ 316,369	$ 29,409	$ 44,532	$ 91,245
Distributions reinvested	97,137	113,795	69,394	15,363	39,941	2,255
Cost of shares redeemed	(156,250)	(340,316)	(578,155)	(51,283)	(90,673)	(161,535)
Total Class A	$ 91,151	$ 18,725	$ (192,392)	$ (6,511)	$ (6,200)	$ (68,035)
Class C						
Proceeds from shares issued	$ 560	$ 592	$ 1,691	$ —	$ —	$ —
Distributions reinvested	3,649	4,723	2,735	—	—	—
Cost of shares redeemed	(6,807)	(7,323)	(14,289)	—	—	—
Total Class C	$ (2,598)	$ (2,008)	$ (9,863)	$ —	$ —	$ —
Class I						
Proceeds from shares issued	$ 529,042	$ 766,087	$ 1,448,698	$ 261,864	$ 369,880	$ 753,269
Distributions reinvested	299,178	353,839	184,882	176,102	415,540	28,267
Cost of shares redeemed	(753,876)	(808,277)	(1,151,120)	(423,455)	(579,228)	(917,576)
Total Class I	$ 74,344	$ 311,649	$ 482,460	$ 14,511	$ 206,192	$ (136,040)
Class R						
Proceeds from shares issued	$ 58,194	$ 111,462	$ 184,333	$ 19,780	$ 23,918	$ 45,316
Distributions reinvested	54,813	69,760	38,246	12,798	30,913	1,426
Cost of shares redeemed	(117,055)	(197,799)	(206,480)	(20,000)	(45,240)	(83,973)
Total Class R	$ (4,048)	$ (16,577)	$ 16,099	$ 12,578	$ 9,591	$ (37,231)
Class R6						
Proceeds from shares issued	$ 1,117,539	$ 1,550,645	$ 2,058,418	$ 414,920	$ 470,668	$ 696,838
Distributions reinvested	584,017	593,853	298,880	134,920	289,072	19,320
Cost of shares redeemed	(668,816)	(1,107,054)	(1,400,472)	(227,465)	(593,800)	(617,635)
Total Class R6	$ 1,032,740	$ 1,037,444	$ 956,826	$ 322,375	$ 165,940	$ 98,523
Class Y						
Proceeds from shares issued	$ 129,987	$ 179,349	$ 367,701	$ 10,310	$ 3,483	$ 15,804
Distributions reinvested	45,376	61,791	36,208	1,749	3,515	207
Cost of shares redeemed	(53,592)	(411,426)	(398,747)	(3,278)	(9,659)	(8,504)
Total Class Y	$ 121,771	$ (170,286)	$ 5,162	$ 8,781	$ (2,661)	$ 7,507
Change in net assets resulting from capital transactions	$ 1,313,360	$ 1,178,947	$ 1,258,292	$ 351,734	$ 372,862	$ (135,276)

See notes to financial statements.

14

Victory Portfolios

Statements of Changes in Net Assets

(Amounts in Thousands) *(continued)*

	Victory Sycamore Established Value Fund			Victory Sycamore Small Company Opportunity Fund		
	Six Months Ended December 31, 2022 (Unaudited)	Eight Months Ended June 30, 2022	Year Ended October 31, 2021	Six Months Ended December 31, 2022 (Unaudited)	Eight Months Ended June 30, 2022	Year Ended October 31, 2021
Share Transactions:						
Class A						
Issued	3,258	5,021	6,696	624	885	1,750
Reinvested	2,121	2,352	1,666	327	797	49
Redeemed	(3,393)	(6,968)	(12,340)	(1,101)	(1,799)	(3,154)
Total Class A	1,986	405	(3,978)	(150)	(117)	(1,355)
Class C						
Issued	12	13	37	—	—	—
Reinvested	82	100	69	—	—	—
Redeemed	(154)	(155)	(315)	—	—	—
Total Class C	(60)	(42)	(209)	—	—	—
Class I						
Issued	11,494	15,699	30,624	5,430	7,249	14,282
Reinvested	6,525	7,313	4,393	3,690	8,163	605
Redeemed	(16,435)	(16,639)	(24,567)	(8,891)	(11,418)	(17,329)
Total Class I	1,584	6,373	10,450	229	3,994	(2,442)
Class R						
Issued	1,293	2,308	4,046	465	517	918
Reinvested	1,219	1,466	935	299	673	33
Redeemed	(2,546)	(4,128)	(4,524)	(461)	(982)	(1,751)
Total Class R	(34)	(354)	457	303	208	(800)
Class R6						
Issued	24,166	31,742	43,452	8,768	9,073	12,955
Reinvested	12,729	12,274	7,091	2,832	5,687	414
Redeemed	(14,540)	(22,709)	(30,224)	(4,739)	(11,893)	(11,730)
Total Class R6	22,355	21,307	20,319	6,861	2,867	1,639
Class Y						
Issued	2,789	3,648	7,724	228	69	320
Reinvested	990	1,275	861	37	70	4
Redeemed	(1,167)	(8,422)	(8,452)	(71)	(194)	(160)
Total Class Y	2,612	(3,499)	133	194	(55)	164
Change in Shares	28,443	24,190	27,172	7,437	6,897	(2,794)

See notes to financial statements.

15

Victory Portfolios
Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Sycamore Established Value Fund Class A					
	Six Months Ended December 31, 2022 (Unaudited)	Eight Months Ended June 30, 2022(a)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018
Net Asset Value, Beginning of Period	$43.91	$51.62	$35.75	$40.09	$39.52	$40.01
Investment Activities:						
Net investment income (loss)(b)	0.29	0.49	0.62	0.48	0.40	0.35
Net realized and unrealized gains (losses)	3.77	(4.29)	17.44	(2.44)	3.61	0.48
Total from Investment Activities	4.06	(3.80)	18.06	(1.96)	4.01	0.83
Distributions to Shareholders From:						
Net investment income	(0.33)	(0.60)	(0.52)	(0.48)	(0.39)	(0.33)
Net realized gains from investments	(2.94)	(3.31)	(1.67)	(1.90)	(3.05)	(0.99)
Total Distributions	(3.27)	(3.91)	(2.19)	(2.38)	(3.44)	(1.32)
Net Asset Value, End of Period	$44.70	$43.91	$51.62	$35.75	$40.09	$39.52
Total Return (excludes sales charge)(c)	9.12%	(7.99)%	52.05%	(5.22)%	11.96%	2.01%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	0.90%	0.90%	0.90%	0.92%	0.92%	0.89%
Net Investment Income (Loss) (d)	1.23%	1.52%	1.32%	1.34%	1.06%	0.85%
Gross Expenses (d)(e)	0.90%	0.90%	0.90%	0.92%	0.92%	0.89%
Supplemental Data:						
Net Assets at end of period (000's)	$1,655,139	$1,538,933	$1,788,115	$1,380,509	$1,802,034	$2,008,143
Portfolio Turnover (c)(f)	14%	24%	32%	44%	34%	36%

	Victory Sycamore Established Value Fund Class C					
	Six Months Ended December 31, 2022 (Unaudited)	Eight Months Ended June 30, 2022(a)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018
Net Asset Value, Beginning of Period	$42.71	$50.28	$34.89	$39.16	$38.69	$39.22
Investment Activities:						
Net investment income (loss)(b)	0.10	0.24	0.26	0.20	0.11	0.03
Net realized and unrealized gains (losses)	3.66	(4.16)	17.00	(2.35)	3.53	0.46
Total from Investment Activities	3.76	(3.92)	17.26	(2.15)	3.64	0.49
Distributions to Shareholders From:						
Net investment income	(0.15)	(0.34)	(0.20)	(0.22)	(0.12)	(0.03)
Net realized gains from investments	(2.94)	(3.31)	(1.67)	(1.90)	(3.05)	(0.99)
Total Distributions	(3.09)	(3.65)	(1.87)	(2.12)	(3.17)	(1.02)
Net Asset Value, End of Period	$43.38	$42.71	$50.28	$34.89	$39.16	$38.69
Total Return (excludes contingent deferred sales charge)(c)	8.68%	(8.44)%	50.91%	(5.93)%	11.10%	1.19%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	1.66%	1.66%	1.66%	1.69%	1.68%	1.68%
Net Investment Income (Loss) (d)	0.46%	0.75%	0.56%	0.58%	0.30%	0.07%
Gross Expenses (d)(e)	1.66%	1.66%	1.66%	1.69%	1.68%	1.68%
Supplemental Data:						
Net Assets at end of period (000's)	$54,018	$55,720	$67,718	$54,271	$79,066	$90,128
Portfolio Turnover (c)(f)	14%	24%	32%	44%	34%	36%

See notes to financial statements.

16

Victory Portfolios

Financial Highlights — *continued*

For a Share Outstanding Throughout Each Period

	Victory Sycamore Established Value Fund Class I					
	Six Months Ended December 31, 2022 (Unaudited)	Eight Months Ended June 30, 2022(a)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018
Net Asset Value, Beginning of Period	$43.94	$51.66	$35.77	$40.12	$39.55	$40.04
Investment Activities:						
Net investment income (loss)(b)	0.36	0.60	0.77	0.59	0.52	0.47
Net realized and unrealized gains (losses)	3.77	(4.30)	17.44	(2.45)	3.62	0.48
Total from Investment Activities	4.13	(3.70)	18.21	(1.86)	4.14	0.95
Distributions to Shareholders From:						
Net investment income	(0.40)	(0.71)	(0.65)	(0.59)	(0.52)	(0.45)
Net realized gains from investments	(2.94)	(3.31)	(1.67)	(1.90)	(3.05)	(0.99)
Total Distributions	(3.34)	(4.02)	(2.32)	(2.49)	(3.57)	(1.44)
Net Asset Value, End of Period	$44.73	$43.94	$51.66	$35.77	$40.12	$39.55
Total Return(c)	9.28%	(7.80)%	52.54%	(4.92)%	12.31%	2.30%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	0.58%	0.58%	0.58%	0.60%	0.60%	0.59%
Net Investment Income (Loss) (d)	1.54%	1.84%	1.63%	1.64%	1.37%	1.14%
Gross Expenses (d)(e)	0.58%	0.58%	0.58%	0.60%	0.60%	0.59%
Supplemental Data:						
Net Assets at end of period (000's)	$4,958,092	$4,801,212	$5,315,482	$3,306,226	$3,501,630	$3,509,093
Portfolio Turnover (c)(f)	14%	24%	32%	44%	34%	36%

	Victory Sycamore Established Value Fund Class R					
	Six Months Ended December 31, 2022 (Unaudited)	Eight Months Ended June 30, 2022(a)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018
Net Asset Value, Beginning of Period	$43.18	$50.81	$35.23	$39.54	$39.03	$39.54
Investment Activities:						
Net investment income (loss)(b)	0.23	0.42	0.52	0.40	0.31	0.26
Net realized and unrealized gains (losses)	3.70	(4.21)	17.16	(2.40)	3.57	0.48
Total from Investment Activities	3.93	(3.79)	17.68	(2.00)	3.88	0.74
Distributions to Shareholders From:						
Net investment income	(0.28)	(0.53)	(0.43)	(0.41)	(0.32)	(0.26)
Net realized gains from investments	(2.94)	(3.31)	(1.67)	(1.90)	(3.05)	(0.99)
Total Distributions	(3.22)	(3.84)	(2.10)	(2.31)	(3.37)	(1.25)
Net Asset Value, End of Period	$43.89	$43.18	$50.81	$35.23	$39.54	$39.03
Total Return(c)	8.98%	(8.11)%	51.74%	(5.41)%	11.72%	1.80%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	1.10%	1.11%	1.11%	1.12%	1.13%	1.10%
Net Investment Income (Loss) (d)	1.02%	1.31%	1.11%	1.14%	0.84%	0.65%
Gross Expenses (d)(e)	1.10%	1.11%	1.11%	1.12%	1.13%	1.10%
Supplemental Data:						
Net Assets at end of period (000's)	$791,983	$780,556	$936,593	$633,244	$823,796	$897,277
Portfolio Turnover (c)(f)	14%	24%	32%	44%	34%	36%

See notes to financial statements.

17

Victory Portfolios **Financial Highlights** — *continued*

For a Share Outstanding Throughout Each Period

	Victory Sycamore Established Value Fund Class R6					
	Six Months Ended December 31, 2022 (Unaudited)	**Eight Months Ended June 30, 2022(a)**	**Year Ended October 31, 2021**	**Year Ended October 31, 2020**	**Year Ended October 31, 2019**	**Year Ended October 31, 2018**
Net Asset Value, Beginning of Period	$43.96	$51.69	$35.78	$40.13	$39.55	$40.05
Investment Activities:						
Net investment income (loss)(b)	0.37	0.61	0.80	0.60	0.52	0.49
Net realized and unrealized gains (losses)	3.77	(4.31)	17.45	(2.45)	3.63	0.48
Total from Investment Activities	4.14	(3.70)	18.25	(1.85)	4.15	0.97
Distributions to Shareholders From:						
Net investment income	(0.41)	(0.72)	(0.67)	(0.60)	(0.52)	(0.48)
Net realized gains from investments	(2.94)	(3.31)	(1.67)	(1.90)	(3.05)	(0.99)
Total Distributions	(3.35)	(4.03)	(2.34)	(2.50)	(3.57)	(1.47)
Net Asset Value, End of Period	$44.75	$43.96	$51.69	$35.78	$40.13	$39.55
Total Return(c)	9.30%	(7.77)%	52.62%	(4.89)%	12.35%	2.34%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	0.54%	0.54%	0.54%	0.57%	0.58%	0.57%
Net Investment Income (Loss) (d)	1.60%	1.88%	1.68%	1.68%	1.38%	1.19%
Gross Expenses (d)(e)	0.54%	0.54%	0.54%	0.57%	0.58%	0.57%
Supplemental Data:						
Net Assets at end of period (000's)	$8,490,050	$7,357,481	$7,548,781	$4,499,129	$4,762,844	$3,822,378
Portfolio Turnover (c)(f)	14%	24%	32%	44%	34%	36%

	Victory Sycamore Established Value Fund Class Y					
	Six Months Ended December 31, 2022 (Unaudited)	**Eight Months Ended June 30, 2022(a)**	**Year Ended October 31, 2021**	**Year Ended October 31, 2020**	**Year Ended October 31, 2019**	**Year Ended October 31, 2018**
Net Asset Value, Beginning of Period	$43.94	$51.66	$35.76	$40.11	$39.54	$40.04
Investment Activities:						
Net investment income (loss)(b)	0.35	0.58	0.77	0.58	0.50	0.46
Net realized and unrealized gains (losses)	3.77	(4.30)	17.45	(2.45)	3.63	0.48
Total from Investment Activities	4.12	(3.72)	18.22	(1.87)	4.13	0.94
Distributions to Shareholders From:						
Net investment income	(0.39)	(0.69)	(0.65)	(0.58)	(0.51)	(0.45)
Net realized gains from investments	(2.94)	(3.31)	(1.67)	(1.90)	(3.05)	(0.99)
Total Distributions	(3.33)	(4.00)	(2.32)	(2.48)	(3.56)	(1.44)
Net Asset Value, End of Period	$44.73	$43.94	$51.66	$35.76	$40.11	$39.54
Total Return(c)	9.25%	(7.82)%	52.49%	(4.92)%	12.28%	2.27%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	0.64%	0.61%	0.61%	0.63%	0.63%	0.62%
Net Investment Income (Loss) (d)	1.50%	1.77%	1.62%	1.63%	1.32%	1.13%
Gross Expenses (d)(e)	0.64%	0.61%	0.61%	0.63%	0.63%	0.62%
Supplemental Data:						
Net Assets at end of period (000's)	$716,863	$589,519	$873,753	$600,200	$659,111	$448,543
Portfolio Turnover (c)(f)	14%	24%	32%	44%	34%	36%

(a) The Fund's fiscal year-end changed from October 31 to June 30. See Note 1 in the Notes to Financial Statements.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

See notes to financial statements.
18

Victory Portfolios **Financial Highlights** — *continued*

For a Share Outstanding Throughout Each Period

	Victory Sycamore Small Company Opportunity Fund Class A					
	Six Months Ended December 31, 2022 (Unaudited)	Eight Months Ended June 30, 2022(a)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018
Net Asset Value, Beginning of Period	$44.57	$56.52	$37.91	$45.16	$45.91	$48.23
Investment Activities:						
Net investment income (loss)(b)	0.11	0.06	0.04	0.17	0.22	0.22
Net realized and unrealized gains (losses)	3.66	(5.54)	18.89	(5.14)	4.22	(0.09)
Total from Investment Activities	3.77	(5.48)	18.93	(4.97)	4.44	0.13
Distributions to Shareholders From:						
Net investment income	(0.13)	(0.05)	(0.17)	(0.20)	(0.10)	(0.21)
Net realized gains from investments	(2.46)	(6.42)	(0.15)	(2.08)	(5.09)	(2.24)
Total Distributions	(2.59)	(6.47)	(0.32)	(2.28)	(5.19)	(2.45)
Net Asset Value, End of Period	$45.75	$44.57	$56.52	$37.91	$45.16	$45.91
Total Return (excludes sales charge)(c)	8.32%	(10.95)%	50.11%	(11.80)%	12.10%	0.17%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	1.25%	1.25%	1.24%	1.26%	1.25%	1.22%
Net Investment Income (Loss) (d)	0.47%	0.18%	0.07%	0.43%	0.51%	0.46%
Gross Expenses (d)(e)	1.25%	1.25%	1.24%	1.26%	1.25%	1.22%
Supplemental Data:						
Net Assets at end of period (000's)	$331,384	$329,556	$424,496	$336,083	$451,310	$486,622
Portfolio Turnover (c)(f)	17%	22%	41%	37%	34%	43%

	Victory Sycamore Small Company Opportunity Fund Class I					
	Six Months Ended December 31, 2022 (Unaudited)	Eight Months Ended June 30, 2022(a)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018
Net Asset Value, Beginning of Period	$45.22	$57.31	$38.40	$45.71	$46.43	$48.75
Investment Activities:						
Net investment income (loss)(b)	0.20	0.18	0.22	0.31	0.35	0.37
Net realized and unrealized gains (losses)	3.72	(5.63)	19.13	(5.20)	4.28	(0.09)
Total from Investment Activities	3.92	(5.45)	19.35	(4.89)	4.63	0.28
Distributions to Shareholders From:						
Net investment income	(0.30)	(0.23)	(0.29)	(0.34)	(0.26)	(0.36)
Net realized gains from investments	(2.46)	(6.41)	(0.15)	(2.08)	(5.09)	(2.24)
Total Distributions	(2.76)	(6.64)	(0.44)	(2.42)	(5.35)	(2.60)
Net Asset Value, End of Period	$46.38	$45.22	$57.31	$38.40	$45.71	$46.43
Total Return(c)	8.52%	(10.75)%	50.66%	(11.51)%	12.49%	0.49%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	0.89%	0.89%	0.89%	0.93%	0.92%	0.88%
Net Investment Income (Loss) (d)	0.83%	0.53%	0.41%	0.78%	0.82%	0.76%
Gross Expenses (d)(e)	0.89%	0.89%	0.89%	0.93%	0.92%	0.88%
Supplemental Data:						
Net Assets at end of period (000's)	$3,303,313	$3,211,022	$3,840,013	$2,666,852	$4,584,086	$4,127,411
Portfolio Turnover (c)(f)	17%	22%	41%	37%	34%	43%

See notes to financial statements.
19

Victory Portfolios **Financial Highlights** — *continued*

For a Share Outstanding Throughout Each Period

	Victory Sycamore Small Company Opportunity Fund Class R					
	Six Months Ended December 31, 2022 (Unaudited)	**Eight Months Ended June 30, 2022(a)**	**Year Ended October 31, 2021**	**Year Ended October 31, 2020**	**Year Ended October 31, 2019**	**Year Ended October 31, 2018**
Net Asset Value, Beginning of Period	$40.87	$52.37	$35.16	$42.05	$43.13	$45.47
Investment Activities:						
Net investment income (loss)(b)	0.07	—(g)	(0.05)	0.09	0.13	0.10
Net realized and unrealized gains (losses)	3.35	(5.08)	17.52	(4.76)	3.91	(0.08)
Total from Investment Activities	3.42	(5.08)	17.47	(4.67)	4.04	0.02
Distributions to Shareholders From:						
Net investment income	(0.09)	—	(0.11)	(0.14)	(0.03)	(0.12)
Net realized gains from investments	(2.46)	(6.42)	(0.15)	(2.08)	(5.09)	(2.24)
Total Distributions	(2.55)	(6.42)	(0.26)	(2.22)	(5.12)	(2.36)
Net Asset Value, End of Period	$41.74	$40.87	$52.37	$35.16	$42.05	$43.13
Total Return(c)	8.21%	(11.05)%	49.85%	(11.94)%	11.89%	(0.06)%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	1.42%	1.42%	1.42%	1.44%	1.44%	1.44%
Net Investment Income (Loss) (d)	0.31%	—%(h)	(0.11)%	0.25%	0.32%	0.23%
Gross Expenses (d)(e)	1.42%	1.42%	1.42%	1.44%	1.44%	1.44%
Supplemental Data:						
Net Assets at end of period (000's)	$226,115	$209,007	$256,938	$200,617	$279,090	$286,480
Portfolio Turnover (c)(f)	17%	22%	41%	37%	34%	43%

	Victory Sycamore Small Company Opportunity Fund Class R6					
	Six Months Ended December 31, 2022 (Unaudited)	**Eight Months Ended June 30, 2022(a)**	**Year Ended October 31, 2021**	**Year Ended October 31, 2020**	**Year Ended October 31, 2019**	**Year Ended October 31, 2018**
Net Asset Value, Beginning of Period	$45.15	$57.22	$38.37	$45.66	$46.38	$48.69
Investment Activities:						
Net investment income (loss)(b)	0.21	0.19	0.24	0.19	0.36	0.30
Net realized and unrealized gains (losses)	3.70	(5.60)	19.10	(5.03)	4.28	—(g)
Total from Investment Activities	3.91	(5.41)	19.34	(4.84)	4.64	0.30
Distributions to Shareholders From:						
Net investment income	(0.32)	(0.24)	(0.34)	(0.37)	(0.27)	(0.37)
Net realized gains from investments	(2.46)	(6.42)	(0.15)	(2.08)	(5.09)	(2.24)
Total Distributions	(2.78)	(6.66)	(0.49)	(2.45)	(5.36)	(2.61)
Net Asset Value, End of Period	$46.28	$45.15	$57.22	$38.37	$45.66	$46.38
Total Return(c)	8.53%	(10.72)%	50.71%	(11.43)%	12.52%	0.52%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	0.85%	0.86%	0.85%	0.86%	0.87%	0.87%
Net Investment Income (Loss) (d)	0.89%	0.57%	0.44%	0.48%	0.84%	0.62%
Gross Expenses (d)(e)	0.85%	0.86%	0.85%	0.86%	0.87%	0.87%
Supplemental Data:						
Net Assets at end of period (000's)	$2,487,419	$2,116,606	$2,518,726	$1,625,853	$277,218	$195,360
Portfolio Turnover (c)(f)	17%	22%	41%	37%	34%	43%

See notes to financial statements.

20

Victory Portfolios **Financial Highlights** — *continued*

For a Share Outstanding Throughout Each Period

	Victory Sycamore Small Company Opportunity Fund Class Y					
	Six Months Ended December 31, 2022 (Unaudited)	**Eight Months Ended June 30, 2022(a)**	**Year Ended October 31, 2021**	**Year Ended October 31, 2020**	**Year Ended October 31, 2019**	**Year Ended October 31, 2018**
Net Asset Value, Beginning of Period	$44.86	$56.88	$38.10	$45.39	$46.13	$48.33
Investment Activities:						
Net investment income (loss)(b)	0.20	0.17	0.16	0.24	0.30	0.29
Net realized and unrealized gains (losses)	3.66	(5.58)	19.00	(5.16)	4.24	(0.09)
Total from Investment Activities	3.86	(5.41)	19.16	(4.92)	4.54	0.20
Distributions to Shareholders From:						
Net investment income	(0.28)	(0.19)	(0.23)	(0.29)	(0.19)	(0.16)
Net realized gains from investments	(2.46)	(6.42)	(0.15)	(2.08)	(5.09)	(2.24)
Total Distributions	(2.74)	(6.61)	(0.38)	(2.37)	(5.28)	(2.40)
Net Asset Value, End of Period	$45.98	$44.86	$56.88	$38.10	$45.39	$46.13
Total Return(c)	8.46%	(10.78)%	50.55%	(11.65)%	12.31%	0.33%
Ratios to Average Net Assets:						
Net Expenses (d)(e)	0.96%	0.95%	0.95%	1.08%	1.07%	1.06%
Net Investment Income (Loss) (d)	0.82%	0.50%	0.31%	0.62%	0.69%	0.61%
Gross Expenses (d)(e)	0.96%	0.95%	0.95%	1.08%	1.07%	1.06%
Supplemental Data:						
Net Assets at end of period (000's)	$33,308	$23,757	$33,276	$16,054	$31,016	$32,592
Portfolio Turnover (c)(f)	17%	22%	41%	37%	34%	43%

(a) The Fund's fiscal year-end changed from October 31 to June 30. See Note 1 in the Notes to Financial Statements.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Amount is less than $0.005 per share.
(h) Amount is less than 0.005%.

See notes to financial statements.
21

Victory Portfolios

Notes to Financial Statements
December 31, 2022

(Unaudited)

1. Organization:

Victory Portfolios (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 37 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the following two Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is classified as diversified under the 1940 Act.

Funds (Legal Name)*	Funds (Short Name)	Investment Share Classes Offered
Victory Sycamore Established Value Fund	Sycamore Established Value Fund	A, C, I, R, R6, and Y
Victory Sycamore Small Company Opportunity Fund	Sycamore Small Company Opportunity Fund	A, I, R, R6, and Y

* The Funds are generally closed to new investors. The Funds will continue to be available for investment (by direct purchase or exchange) by the following: existing shareholders, investors that purchase shares through certain intermediaries, retirement plans that purchase shares through certain record keepers, and current and retired Fund trustees, officers, employees of Victory Capital Management Inc. ("VCM" or the "Adviser") and affiliated providers, and their family members.

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

VCM is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

On May 19, 2022, the Board of Trustees (the "Board") approved the fiscal year-end change for the Funds from October 31 to June 30. The accompanying financial statements reflect this change in fiscal year-end.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

- Level 1 — quoted prices (unadjusted) in active markets for identical securities
- Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
- Level 3 — significant unobservable inputs (including the Adviser's assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Adviser, appointed as the valuation designee by the Trust's Board of Trustees' (the "Board"), has established the Pricing and Liquidity Committee (the "Committee"), and subject to Board oversight, the Committee administers and oversees the Funds' valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), and American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, other than ETFs, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

22

Notes to Financial Statements — continued Victory Portfolios December 31, 2022 23 (Unaudited) In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be. A summary of the valuations as of December 31, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands): Level 1 Level 2 Level 3 Total Sycamore Established Value Fund Common Stocks............................................... $16,261,287 $— $— $16,261,287 Exchange-Traded Funds ......................................... 162,224 — — 162,224 Collateral for Securities Loaned ................................... 1,264 — — 1,264 Total ....................................................... $16,424,775 $— $— $16,424,775 Sycamore Small Company Opportunity Fund Common Stocks............................................... 6,175,913 — — 6,175,913 Exchange-Traded Funds ......................................... 44,374 — — 44,374 Total ....................................................... $6,220,287 $— $— $6,220,287 As of December 31, 2022, there were no transfers into/out of Level 3. Real Estate Investment Trusts (“REITs”): The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known. Investment Companies: Exchange-Traded Funds: The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic of foreign market index. The Funds may purchase shares of ETFs for a variety of purposes, including in connection with pursuing their investment programs to temporarily gain exposure to a portion of the U.S. or a foreign market, and for cash management and other purposes. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value. Open-End Funds: The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds. Investment Transactions and Related Income: Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates. Securities Lending: The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-

Notes to Financial Statements — continued Victory Portfolios December 31, 2022 24 (Unaudited) cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds' securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Funds' agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default. The following table (amounts in thousands) is a summary of the Funds' securities lending transactions as of December 31, 2022. Value of Securities on Loan Non-Cash Collateral Cash Collateral Sycamore Established Value Fund ..................................... $ 1,232 $— $ 1,264 Federal Income Taxes: Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30. For the six months ended December 31, 2022, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken. Allocations: Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis. Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. 3.Purchases and Sales: Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended December 31, 2022, were as follows (amounts in thousands): Excluding U.S. Government Securities Purchases Sales Sycamore Established Value Fund .............................................................. $ 2,634,963 $ 2,234,740 Sycamore Small Company Opportunity Fund ...................................................... 1,043,278 1,030,412 4. Fees and Transactions with Affiliates and Related Parties: Investment Advisory Fees: Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.

Victory Portfolios

Notes to Financial Statements — *continued*
December 31, 2022

(Unaudited)

	Adviser Fee Tier Rates		
	Up to $100 million	**$100 million -$200 million**	**Over $200 million**
Sycamore Established Value Fund	0.65%	0.55%	0.45%
	Up to $500 million		**Over $500 million**
Sycamore Small Company Opportunity Fund	0.85%		0.75%

Amounts incurred and paid to VCM for the six months ended December 31, 2022, are reflected on the Statements of Operations as Investment advisory fees.

Administration and Servicing Fees:

VCM also serves as the Funds' administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:

Net Assets		
Up to $15 billion	**$15 billion — $30 billion**	**Over $30 billion**
0.08%, plus	0.05%, plus	0.04%

Amounts incurred for the six months ended December 31, 2022, are reflected on the Statements of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended December 31, 2022, are reflected on the Statements of Operations as Sub-Administration fees.

The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II and USAA Mutual Funds (collectively, the "Victory Funds Complex"), in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended December 31, 2022, are reflected on the Statements of Operations as Compliance fees.

Transfer Agency Fees:

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended December 31, 2022, are reflected on the Statements of Operations as Transfer agent fees.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:

	Class A	Class C	Class R
Sycamore Established Value Fund	0.25%	1.00%	0.50%
Sycamore Small Company Opportunity Fund	0.25%	N/A	0.50%

The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the six months ended December 31, 2022, are reflected on the Statements of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the six months ended December 31, 2022, the Distributor received approximately $4 thousand from commissions earned in connection with sales of Class A.

Other Fees:

Citibank serves as the Funds' custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended December 31, 2022, are reflected on the Statements of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into expense limitation agreements with the Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year

25

Victory Portfolios

Notes to Financial Statements — *continued*
December 31, 2022

(Unaudited)

exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of December 31, 2022, the expense limits (excluding voluntary waivers) are as follows:

	In effect until February 28, 2023	
	Class C	**Class Y**
Sycamore Established Value Fund	1.84%	N/A
Sycamore Small Company Opportunity Fund	N/A	1.15%

Under the terms of the expense limitation agreements, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of December 31, 2022, the Funds had no amounts available to be repaid to the Adviser. The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at December 31, 2022.

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended December 31, 2022.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel, and Distributor.

5. Risks:

The Funds may be subject to other risks in addition to these identified risks.

Equity Risk — The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general, economic conditions in the United States or abroad. A company's earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Small-Capitalization Stock Risk — Small-capitalization companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.

Mid-Capitalization Stock Risk — Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended December 31, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Prior to June 28, 2022, interest was based on the one-month London Interbank Offered Rate ("LIBOR") plus one percent. Effective with the renewal, June 27, 2022, interest was based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. The Funds did not experience a material financial impact transitioning from LIBOR to SOFR. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

26

Victory Portfolios

Notes to Financial Statements — *continued*
December 31, 2022

(Unaudited)

The Funds had no borrowings under the Line of Credit agreement during the six months ended December 31, 2022.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender, interest earned by each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the six months ended December 31, 2022, were as follows (amounts in thousands):

	Borrower or Lender	Amount Outstanding December 31, 2022	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Sycamore Established Value Fund	Lender	$4,834	$17,724	133	3.65%	$65,250

* Based on the number of days borrowings were outstanding for the period ended December 31, 2022.

7. Federal Income Tax Information:

Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

	Declared	Paid
Sycamore Established Value Fund	Quarterly	Quarterly
Sycamore Small Company Opportunity Fund	Annually	Annually

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.

At the tax year ended June 30, 2022, the Funds had no capital loss carryforward for federal income tax purposes.

8. Affiliated Securities:

An affiliated security is a security in which a Fund has ownership of at least 5% of the security's outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Funds do not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on a Fund's Schedule of Portfolio Investments. Transactions in affiliated securities during the six months ended December 31, 2022, were as follows (amounts in thousands):

	Fair Value 6/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 12/31/2022	Dividend Income
Sycamore Established Value Fund								
Maximus, Inc.	$ 218,785	$ 19,582	$ —	$ —	$ —	$ 42,487	$ 280,854	$ 2,052

27

Victory Portfolios

Notes to Financial Statements — *continued*
December 31, 2022

(Unaudited)

	Fair Value 6/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 12/31/2022	Dividend Income
Sycamore Small Company Opportunity Fund								
AMERISAFE, Inc.	$ 51,230	$ 1,291	$ —	$ —	$ —	$ 104	$ 52,625	$ 4,670
AngioDynamics, Inc.	40,345	15,609	—	—	—	(12,854)	43,100	—
Astec Industries, Inc.	43,431	10,264	—	—	—	179	53,874	287
Kaiser Aluminum Corp.	56,945	25,948	(3,398)	(941)	—	163	78,717	1,382
NETGEAR, Inc.	39,262	—	(4,991)	(2,571)	—	3,189	34,889	—
ScanSource, Inc.	43,596	—	(2,875)	17	—	(2,460)	38,278	—
The E.W. Scripps Co. Class A	49,232	20,102	—	—	—	1,562	70,896	—
TriMas Corp.	61,887	3,758	—	—	—	(43)	65,602	186
Viad Corp.	48,891	885	(8,732)	(6,744)	—	2,263	36,563	—
	$ 434,819	$ 77,857	$ (19,996)	$ (10,239)	$ —	$ (7,897)	$ 474,544	$ 6,525

28

Victory Portfolios

Supplemental Information
December 31, 2022

(Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022, through December 31, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/22	Actual Ending Account Value 12/31/22	Hypothetical Ending Account Value 12/31/22	Actual Expenses Paid During Period 7/1/22 - 12/31/22*	Hypothetical Expenses Paid During Period 7/1/22 - 12/31/22*	Annualized Expense Ratio During Period 7/1/22 - 12/31/22
Sycamore Established Value						
Class A	$1,000.00	$1,091.20	$1,020.67	$4.74	$4.58	0.90%
Class C	1,000.00	1,086.80	1,016.84	8.73	8.44	1.66%
Class I	1,000.00	1,092.80	1,022.28	3.06	2.96	0.58%
Class R	1,000.00	1,089.80	1,019.66	5.79	5.60	1.10%
Class R6	1,000.00	1,093.00	1,022.48	2.85	2.75	0.54%
Class Y	1,000.00	1,092.50	1,021.98	3.38	3.26	0.64%
Sycamore Small Company Opportunity						
Class A	1,000.00	1,083.20	1,018.90	6.56	6.36	1.25%
Class I	1,000.00	1,085.20	1,020.72	4.68	4.53	0.89%
Class R	1,000.00	1,082.10	1,018.05	7.45	7.22	1.42%
Class R6	1,000.00	1,085.30	1,020.92	4.47	4.33	0.85%
Class Y	1,000.00	1,084.60	1,020.37	5.04	4.89	0.96%

* Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

29

Victory Portfolios 30 (Unaudited) Supplemental Information — continued December 31, 2022 Considerations of the Board in Continuing the Investment Advisory Agreements (the “Agreement”) The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 6, 2022. The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at the meetings on October 18, 2022 and December 6, 2022. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees. In addition, the Independent Trustees considered a past review of their overall process for conducting the annual review of the Funds’ advisory arrangements by a consultant retained through their counsel. The Board considered each Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors: • The requirements of the Funds for the services provided by the Adviser; • The nature, quality and extent of the services provided and expected to be provided; • The performance of the Funds as compared to comparable funds; • The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable); • Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds; • The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds; • The total expenses of each Fund; • Management’s commitment to operating the Funds at competitive expense levels; • The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Funds; • Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions; • Other indirect benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for ad-ministration and fund accounting services, and distribution; • The capabilities and financial condition of the Adviser; • Current economic and industry trends; and • The historical relationship between each Fund and the Adviser. The Board reviewed each Fund’s current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s profitability with respect to each Fund individually. The Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared each Fund’s gross management fees and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by the consultant and a peer group of funds with similar investment strategies selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of each Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any. With respect to certain Funds, the Board also reviewed fees and other information related to the Adviser’s management of similarly managed institutional or private accounts, and the differences in the services provided to these other accounts. The Board also noted that the breakpoints in the advisory fee schedule for some of the Funds evidenced one way in which the Adviser has shown a willingness to share in its economies of scale. The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust. The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund’s respective peer group. The Board noted that each Fund’s advisory fee structure contained at least one breakpoint. The Board also found that each Fund’s Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, was reasonable as compared with each Fund’s respective peer group. The Board considered the Adviser’s contractual agreement with each Fund to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund’s prospectus.

Supplemental Information — continued Victory Portfolios December 31, 2022 31 (Unaudited) The Board reviewed each Fund’s performance over one-, three-, five- and ten-year periods against the performance of the Fund’s selected peer group and benchmark index. The Board recognized that the performance of the Funds and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns. The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors. Sycamore Established Value Fund: The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2022, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group median for all of the periods reviewed. Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders. Sycamore Small Company Opportunity Fund: The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2022, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group median for all of the periods reviewed. Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders. Conclusion: Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others: • The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies; • The nature, quality and extent of the investment advisory services provided by the Adviser; • The Adviser’s entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of the Funds; • The Adviser’s representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience; • The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams; and • The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-mance of the Adviser.

Privacy Policy Protecting the Privacy of Information The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance. We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose. To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.* * You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds P.O. Box 182593 Columbus, Ohio 43218-2593 Visit our website at: vcm.com Call Victory at: 800-539-FUND (800-539-3863) VP-SMF-SAR (12/22)

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Not applicable.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1)	Not applicable.
(a)(2)	Not applicable.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	March 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	March 3, 2023

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	March 6, 2023